UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Annual Report

October 31, 2014

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Ready Access Variable Income Fund

Letter to Shareholders

Dear Shareholder:

We are pleased to mark another year of successful FlexShares operations with our annual report. Included herein are portfolio and performance summaries on our family of exchange traded funds (ETFs), as well as an investment commentary covering the period ending October 31, 2014. We appreciate the favorable reception FlexShares ETFs have garnered in the marketplace and will work diligently to maintain this support as we grow in the years ahead.

FlexShares strives to develop ETF products that address real investor needs by carefully observing the evolving financial landscape. Whether through index design, market analytics, investment research or portfolio management, every FlexShares branded ETF is developed by considering how economic, market and financial trends inform investor expectations and opportunities. Our ETFs are designed to address four basic investor objectives: capital appreciation, risk management, income generation and liquidity management. In the past twelve months FlexShares has launched two new indexed ETFs:

♦	FlexShares Disciplined Duration MBS Index Fund (Ticker: MBSD, Investment Objective: Income Generation)
♦	FlexShares Global Quality Real Estate Index Fund (Ticker: GQRE, Investment Objective: Risk Management)

In late 2014, we added another Fund:

♦	FlexShares Credit-Scored US Corporate Bond Index Fund (Ticker: SKOR, Investment Objective: Income Generation)

Financial Market Highlights

Asset prices were volatile but generally resilient due to an improving U.S. economy and a continued belief that the Federal Reserve was and is not anxious to tighten policy anytime soon. For the 2014 fiscal year, domestic stocks posted double digit returns that far outstripped those of developed economy and emerging markets equities. Real estate and infrastructure performance results were robust while both natural resources and gold posted moderate losses. The biggest surprise was the fixed income market where a strong consensus expectation for higher policy rates and market rates failed to transpire and bond yields instead declined.

ETF asset flows reflected investors’ navigation of the changing fundamental and policy backdrops. The positive relative performance of the domestic economy and surprising fixed income rally helped maintain the prior year’s enthusiasm for U.S. stocks and taxable bonds. International equity flows were modestly positive as investors confronted disappointing economic data but anticipated enhanced policy actions by central banks. Unsurprisingly, demand for commodity and liquidity products was flat.

Market participants remain confident that the Federal Reserve and other central banks will successfully steward a durable global expansion—eventually. In the interim, we believe that financial asset returns will probably continue to run ahead of economic fundamentals. The gap between the two will likely be closed only when economic performances improve across the world’s main economies.

Investment Themes

In the fiscal year ending October 31, 2014, global financial markets were once again guided by narratives of monetary adjustment and economic recovery. Both evolved as progress towards self-sustaining expansion varied greatly by region. In the U.S., steady if unspectacular job creation led to a firming growth outlook while the situation in Europe and other developed economies shifted from modest growth to stagnation to renewed fears of weakness. Variation also characterized the actions of global central banks as they worked to adapt their stimulus programs to the latest inflation, growth and geopolitical dynamics. For the most part, market participants responded favorably to the monetary initiatives and rallied risk asset prices—but not to the degree or with the uniformity experienced in recent years. While investors remained focused on the actions of central bankers, fundamental factors again became a key driver of financial market returns as the year progressed.

The performance of different investment types highlighted the state of competition between and within the monetary accommodation and economic recovery themes. The U.S. was the first mover and pursued central bank stimulus most

2	FLEXSHARES ANNUAL REPORT

Letter to Shareholders (cont.)

aggressively. Concurrently, sizable private investments were made in the U.S. energy industry. This combination has produced a relatively solid and balanced expansion marked by respectable job growth, low inflation and good corporate earnings. These successes allowed the Federal Reserve in October to cease new bond buying activities, a signal to many that it had begun exiting from extreme policy accommodation. In contrast, other developed economies had initially faced stiffer political headwinds and thus were slower to pursue aggressive monetary initiatives. Their recoveries have been far less successful. Following the now standard script, these central banks have all now indicated that additional stimulus will be forthcoming. A hallmark of the past year has been the diverging performances of developed economy central banks as they strive to migrate their monetary initiatives from implementation to maintenance and finally to rescission. Investors are ever more mindful of the relative effectiveness of the Federal Reserve’s policy actions, in contrast to the less successful outcomes generated by other central banks.

Recently, a strengthening U.S. dollar, strategic currency devaluations, sliding energy prices and concerns about deflation have further complicated the investing landscape. The central question for the future is how the divergent performances of regional economies end up resolved. Will the playbook followed by the Federal Reserve work for restoring growth in Europe and Japan? Is the timeline open-ended? Will global growth coalesce around historical norms? Or does the trend of deteriorating overseas growth undermine the U.S. expansion and pull the worldwide economy towards stagnation? Eventually investor confidence in the central banks’ strategy of propping up financial markets will wane. This may be because the economic improvements themselves prove fragile and transitory or, alternatively, because political or geopolitical developments overwhelm the artificial primacy of monetary-driven markets and economies. There is no way for participants to speed up this movie. Investors continue to face an extended timeline and many uncertainties as the monetary experiment launched by Chairman Bernanke advances toward conclusion. This dynamic global market environment demands purposeful and flexible investment strategies to achieve real world objectives.

Please review our entire Annual Report to learn more about FlexShares ETFs, and visit our website at www.flexshares.com for additional information regarding portfolio characteristics, pricing and performance.

We are committed to providing insightful investment perspective, targeted portfolio solutions and distinctive ETF products that address long-term investor objectives. We look forward to continuing to serve you and thank you for your interest in FlexShares – Based on Understanding, Built on Experience.

Sincerely,

Shundrawn A. Thomas

President

The views in this letter were as of October 31, 2014 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Funds’ is subject to numerous risks, including possible loss of principal. Fund returns may not match the return of the respective indexes. Some of the risks include, but are not limited to, the following: asset class; commodity; concentration; counterparty; credit; currency; derivatives; emerging markets; equity securities; fluctuation of yield; foreign securities; geographic; income; industry concentration; inflation-protected securities; interest rate/ maturity; issuer; management; market; market trading; mid cap stock; natural resources; new funds; non-diversification; passive investment; privatization; small cap stock; tracking error; and value investing. A full description of risks is in each Fund’s prospectus.

Foreside Fund Services, LLC, distributor.

FLEXSHARES ANNUAL REPORT	3

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund Ticker:   TILT

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	3 Year	Fund Inception 9/16/2011

FlexShares® Morningstar US Market Factor TILT Index Fund (Based on Net Asset Value)	13.69%	19.47%	19.94%

FlexShares® Morningstar US Market Factor TILT Index Fund (Based on Market Price)	13.54%	19.43%	19.93%

Morningstar® U.S. Market Factor Tilt Index	14.04%	19.73%	20.19%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.28% and the net expense ratio is 0.27%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® U.S. Market Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of U.S. equity securities that is designed to provide a broad exposure to the overall U.S. equities market, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2014, there were 2592 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on domestic risk assets generally traded higher. In Q4 of 2013, investors remained focused on the Federal Reserve’s accommodative policy while fundamentals improved with most domestic company earnings beating modest expectations. The Fed also had announced that it planned to end its bond buying program in late 2014. Severe winter weather across the country impacted consumer spending and impaired growth. The situation rebounded with the spring weather and growth again turned positive. The Fed reiterated its plan to wind down bond buying while keeping its key policy rate low. Improving domestic growth contrasted with slowing overseas activity and a rash of geopolitical tensions during the autumn months. Increased market volatility throughout the year dampened investor appetites for small cap stocks which helped cause them to underperform large cap stocks during the year ending October 31, 2014. In addition, value stocks underperformed growth stocks for the 12-month period.

For the twelve month reporting period ended October 31, 2014, the negative impact of the size exposure was the primary driver of the Underlying Index’s underperformance compared to the Russell 3000 Index by 2.03%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -35 basis points (bps)1, which is reflective of the management fee (-27 bps) and stock selection/futures (-8 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

4	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund Ticker:   TLTD

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 9/25/2012

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Net Asset Value)	(0.81)%	10.44%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Market Price)	(0.80)%	10.69%

Morningstar® Developed Markets ex-US Factor Tilt Index	(0.67)%	10.65%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.43% and the net expense ratio is 0.42%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Developed Markets ex-US Market Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities designed to provide a broad exposure to the global developed equities market excluding the U.S., with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2014, there were 2,932 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on developed international markets ended relatively flat after exhibiting much volatility throughout the year. In Q4 of 2013, investors focused on the accommodative monetary policy of international central banks looking to spur growth. These aggressive policies looked to be gaining traction as growth started to improve across many developed international economies. Investors shifted focus in Q1 of 2014 as geopolitical tensions between Russia and the Ukraine weighed on markets. Additionally the effectiveness of the monetary stimulus started to be questioned as structural reforms in Japan and an economic slowdown in China weighed on Japanese markets. Investors’ concerns grew over Q2 and Q3 as growth stalled across the Eurozone with continental Europe’s three largest economies all exhibiting weakness and fears that economic sanctions imposed as part of the Russia-Ukraine crisis would further inhibit growth. Growth in Japan also faltered as an increase in the consumption tax negatively impacted consumer spending.

Driven by this increased volatility and decrease in appetite for risk, small cap stocks underperformed large cap stocks over the course of the 12 months ending October 31, 2014. Value exposure was also a negative driver of performance over the 12 months as

FLEXSHARES ANNUAL REPORT	5

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

value stocks in developed markets underperformed growth stocks. Overall, both size and value exposures contributed to the Underlying Index’s underperformance against the MSCI World ex-USA IMI Index by 26 basis points (bps)1. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -14 bps, which is reflective of the Fund’s management fee (-42 bps) and stock selection/futures (+28 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

6	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund Ticker:   TLTE

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 9/25/2012

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on Net Asset Value)	0.52%	3.05%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on Market Price)	0.52%	3.06%

Morningstar® Emerging Markets Factor Tilt Index	1.42%	4.01%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.66% and the net expense ratio is 0.65%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Emerging Markets Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity designed to provide a broad exposure to the global emerging equities market with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2014, there were 2,199 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014 emerging markets experienced significant volatility, but generally ended modestly positive for the time period. In Q4 of 2013, emerging markets moved lower as concerns over China’s slowing growth and its shadow banking industry weighed on investors. Q1 of 2014 brought new concerns as geopolitical tensions rose between Russia and Ukraine and the economic sanctions imposed by the European Union and the U.S. against Russia took their toll on emerging European economies. However Q2 saw easing of these geopolitical tensions with the worst case scenario taken off the table. Additionally, the strengthening of the U.S. economy and the election of a pro-growth regime in India provided a spark to emerging markets over Q2 and Q3. However, Q3 was tempered by weak economic data in China, worries of an eventual rate hike in the U.S. and the re-election of the incumbent party in Brazil that proved ineffectual during the recent Brazilian crisis. At the end of the 12 month period ending October 31, 2014, only emerging Asian economies ended positive for the year with Latin America moving lower and emerging Europe seeing a significant sell-off.

Despite the increased volatility in emerging markets, size exposure was a positive driver of performance for the Fund, as small cap emerging stocks outperformed large cap

FLEXSHARES ANNUAL REPORT	7

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

emerging stocks. Value exposure was a negative driver of performance over the twelve months as value stocks in emerging economies underperformed growth stocks. Overall, the positive performance derived from the size exposure offset the negative impact of the value exposure and the Underlying Index outperformed the MSCI EM IMI Net Index by 47 basis points (bps)1. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -90 bps, which is reflective of the Fund’s management fee (-65 bps), unrealized capital gain accrual (-18 bps) and stock selection/futures (-7 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

8	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund Ticker:   GUNR

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	3 Year	Fund Inception 9/16/2011

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Net Asset Value)	(2.44)%	(0.68)%	(0.64)%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Market Price)	(2.44)%	(0.46)%	(0.62)%

Morningstar® Global Upstream Natural Resources Index	(2.07)%	(0.39)%	(0.45)%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.49% and the net expense ratio is 0.48%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Morningstar® Global Upstream Natural Resources Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities that are traded in or are issued by companies domiciled in global developed or emerging market countries, including the U.S., as determined by Morningstar, Inc., (the “Index Provider”) pursuant to its index methodology. The companies included in the Underlying Index have significant business operations in the ownership, management and/or production of natural resource sectors in energy, agriculture, precious or industrial metals, timber and water resources, as determined by the Index Provider, pursuant to its index methodology. On October 31, 2014, there were 120 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective and a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

Despite steady economic improvement in the U.S., demand for natural resources and commodities was hurt by weakening growth in the Eurozone, Japan and most emerging markets. In combination with well stocked supply channels, this produced a third consecutive year of lower prices for these assets. A severe winter in Northern America and drought in South America provided temporary support for global energy and grain prices. However increased planting and near perfect farming weather in the U.S. led to record harvests and falling prices. Energy prices slid during the second half of the fiscal year amid cooling global demand and record production in North America. Precious metals prices were weaker when global tensions in Ukraine and the Middle East failed to stimulate risk hedging activity by investors. Industrial metal prices were mixed but aluminum prices moved higher due to improving supply metrics and demand from automakers. The strengthening U.S. Dollar had generally negative impacts on global commodity prices.

FLEXSHARES ANNUAL REPORT	9

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

For the twelve month period, the Underlying Index outperformed the global natural resource equity markets, as defined by the S&P Global Natural Resources Index, by 1.38%, as its balanced approach of investing among the five major natural resource sectors benefited Underlying Index and Fund performance. Positive performance in the agriculture, timber and water sectors offset declines within the metals sector. The performance of the Underlying Index reflected generally weak global growth and tempering inflation expectations. Tracking difference for the period between the Fund’s NAV and the Underlying Index was -39 basis points (bps)1, which is reflective of the Fund’s management fee (-48 bps), stock selection/futures (+8 bps) and other factors (+1 bp).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

10	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Broad Infrastructure Index Fund Ticker:   NFRA

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 10/8/2013

FlexShares® STOXX® Global Broad Infrastructure Index Fund (Based on Net Asset Value)	13.02%	16.47%

FlexShares® STOXX® Global Broad Infrastructure Index Fund (Based on Market Price)	13.62%	17.21%

STOXX® Global Broad Infrastructure Index	13.16%	16.64%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the STOXX Global Broad Infrastructure Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities of infrastructure-related companies that are domiciled or traded in developed and emerging markets around the world (including the U.S.). The companies included in the Underlying Index derive at least 50% of their revenues from the ownership, development, construction, financing or operation of infrastructure assets, as determined by STOXX, the index provider, pursuant to its index methodology. As of October 31, 2014, there were 167 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on global risk assets generally traded higher. In Q4 of 2013, investors remained focused on accommodative monetary policy across developed markets and the respective impact these policies were having on growth. Concerns over China’s slowing growth and its shadow banking industry weighed on emerging markets. Investors shifted focus in Q1 of 2014 as geopolitical tensions between Russia and the Ukraine weighed on global markets. In addition, severe winter in the U.S. impacted consumer spending and impaired growth while the effectiveness of monetary stimulus in Japan renewed concerns of an economic slowdown. While the growth concerns in the U.S. turned out to be short-lived, concerns in Japan grew as an increase in the consumption tax weighed on consumer spending. Worries about the effectiveness of monetary stimulus also impacted Europe in Q2 as growth stalled across the Eurozone with continental Europe’s three largest economies all exhibiting weakness. The story was different in emerging economies as the strengthening of the U.S. economy and the election of a progrowth regime in India provided a spark to

FLEXSHARES ANNUAL REPORT	11

FlexShares® STOXX®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Broad Infrastructure Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

emerging markets over Q2 and Q3. By the end of the 12-month period ending October 31, 2014, we saw a divergence in world economies and monetary policies by the respective central banks. The U.S. continued to see modest, but steady growth and the end to the Fed’s bond buying program while international developed nations were experiencing stalling growth and an increase in aggressive monetary policies to combat it. Emerging economies were split between those areas where pro-growth changes were positively affecting markets (Asia Pacific) and those areas affected by the slowing growth in the Eurozone and geopolitical tensions in the Ukraine (Eastern Europe.)

The global infrastructure asset class, as referenced by the S&P Global Infrastructure Index, outperformed the broad global equity market, as defined by the MSCI ACWI Index, during the 12 months ending October 31, 2014 by 5.83%. The broader definition of infrastructure incorporated in the Fund’s Underlying Index negatively impacted performance of the Underlying Index as it trailed the S&P Global Infrastructure Index by 1.10%. The methodology used by the index provider to determine exposure to transportation positively impacted performance of the index while the methodologies for determining exposures to communications, government outsourcing/social infrastructure and energy infrastructure all detracted from index performance. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -15 basis points (bps)1, which is reflective of the Fund’s management fee (-47 bps) and stock selection/futures (+32 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

12	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Quality Real Estate Index Fund Ticker:   GQRE

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

Fund Inception 11/5/2013

FlexShares® Global Quality Real Estate Index Fund (Based on Net Asset Value)	12.79%

FlexShares® Global Quality Real Estate Index Fund (Based on Market Price)	13.51%

Northern Trust Global Quality Real Estate Index	12.90%

Dow Jones Global Select Real Estate Securities Total Return Net Index	13.24%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.46% and the net expense ratio is 0.45%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Global Quality Real Estate Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of companies that exhibit certain quality, valuation and momentum characteristics, within a universe of publicly-traded equity securities of U.S. and non-U.S. real estate investment trusts (REITs) and real estate companies. As of October 31, 2014, there were 171 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on global risk assets generally traded higher. In Q4 of 2013 investors remained focused on accommodative monetary policy across developed markets and the respective impact these policies were having on growth. Concerns over China’s slowing growth and its shadow banking industry weighed on emerging markets. Investors shifted focus in Q1 of 2014 as geopolitical tensions between Russia and the Ukraine weighed on global markets. In addition, severe winter in the U.S. impacted consumer spending and impaired growth while the effectiveness of monetary stimulus in Japan renewed concerns of an economic slowdown. While the growth concerns in the U.S. turned out to be short-lived, concerns in Japan grew as an increase in the consumption tax weighed on consumer spending. Worries about the effectiveness of monetary stimulus also impacted Europe in Q2 as growth stalled across the Eurozone with continental Europe’s three largest economies all exhibiting weakness. The story was different in emerging economies as the strengthening of the U.S. economy and the election of a pro-growth regime in India provided a spark to emerging markets over Q2 and Q3. By the end of the 12-month period ending October 31, 2014 we saw a divergence in world economies and monetary policies by the respective central banks. The U.S. con-

FLEXSHARES ANNUAL REPORT	13

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Quality Real Estate Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

tinued to see modest, but steady growth and the end to the Fed’s bond buying program while international developed nations were experiencing stalling growth and an increase in aggressive monetary policies to combat it. Emerging economies were split between those areas where pro-growth changes were positively affecting markets (Asia Pacific) and those areas affected by the slowing growth in the Eurozone and geopolitical tensions in the Ukraine (Eastern Europe.)

The global real estate asset class, as referenced by the FTSE EPRA/NAREIT Global Net Index, outperformed the broad global equity market, as measured by the MSCI ACWI Index, from the Fund’s inception date of November 5, 2013 through October 31, 2014 by 1.21%. This was primarily due to low interest rates and accommodative monetary policies around the globe. Both the quality and momentum exposures of the Underlying Index were positive drivers of performance while the value exposure was a detractor. Overall, the positive performance of quality and momentum offset the headwinds from value exposure and the Underlying Index outperformed the FTSE EPRA/NAREIT Global Net Index by 4.85%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the period was -10 basis points (bps)1, which is reflective of the Fund’s management fee (-45 bps) and stock selection/futures (+35 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

14	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund Ticker:   QDF

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 12/14/2012

FlexShares® Quality Dividend Index Fund (Based on Net Asset Value)	14.61%	23.97%

FlexShares® Quality Dividend Index Fund (Based on Market Price)	14.47%	23.95%

Northern Trust Quality Dividend Index	15.06%	24.46%

Dow Jones US Select Dividend Total Return Index	15.99%	22.37%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.39% and the net expense ratio is 0.38%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust 1250 IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 similar to the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 220 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on domestic risk assets generally traded higher. In Q4 of 2013, investors remained focused on the Federal Reserve’s

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	15

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

accommodative policy while fundamentals improved with most domestic company earnings beating modest expectations. The Fed also announced that it planned to end its bond buying program in late 2014. Severe winter weather across the country impacted consumer spending and impaired growth. The situation rebounded with the spring weather and growth again turned positive. The Fed reiterated its plan to wind down bond buying while keeping its key policy rate low. Improving domestic growth contrasted with slowing overseas activity and a rash of geopolitical tensions during the autumn months.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was a negative driver as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. The positive impact of the Underlying Index’s exposure to higher quality companies was not enough to offset the negative impact of its exposure to higher yielding companies, causing the Underlying Index to underperform the Dow Jones US Select Dividend Index by 93 basis points (bps)3. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -45 bps, which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (-8 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

16	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund Ticker:   QDEF

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 12/14/2012

FlexShares® Quality Dividend Defensive Index Fund (Based on Net Asset Value)	14.79%	22.49%

FlexShares® Quality Dividend Defensive Index Fund (Based on Market Price)	14.47%	22.43%

Northern Trust Quality Dividend Defensive Index	15.28%	22.92%

Dow Jones US Select Dividend Total Return Index	15.99%	22.37%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust 1250 IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 0.5 and 1.0 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 211 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on domestic risk assets generally traded higher. In Q4 of 2013, investors

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	17

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

remained focused on the Federal Reserve’s accommodative policy while fundamentals improved with most domestic company earnings beating modest expectations. The Fed also announced that it planned to end its bond buying program in late 2014. Severe winter weather across the country impacted consumer spending and impaired growth. The situation rebounded with the spring weather and growth again turned positive. The Fed reiterated its plan to wind down bond buying while keeping its key policy rate low. Improving domestic growth contrasted with slowing overseas activity and a rash of geopolitical tensions during the autumn months.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was a negative driver as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. The positive impact of the Underlying Index’s exposure to higher quality companies was not enough to offset the negative impact of its exposure to higher yielding companies, causing the Underlying Index to underperform the Dow Jones US Select Dividend Index by 71 basis points (bps)3. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -48 bps, which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (-11 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

18	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund Ticker:   QDYN

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 12/14/2012

FlexShares® Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	14.78%	24.08%

FlexShares® Quality Dividend Dynamic Index Fund (Based on Market Price)	14.68%	24.05%

Northern Trust Quality Dividend Dynamic Index	15.43%	24.60%

Dow Jones US Select Dividend Total Return Index	15.99%	22.37%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.39% and the net expense ratio is 0.38%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust 1250 IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 1.0 and 1.5 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 229 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2014, prices on domestic risk assets generally traded higher. In Q4 of 2013, investors remained focused on the Federal Reserve’s

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	19

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

accommodative policy while fundamentals improved with most domestic company earnings beating modest expectations. The Fed also announced that it planned to end its bond buying program in late 2014. Severe winter weather across the country impacted consumer spending and impaired growth. The situation rebounded with the spring weather and growth again turned positive. The Fed reiterated its plan to wind down bond buying while keeping its key policy rate low. Improving domestic growth contrasted with slowing overseas activity and a rash of geopolitical tensions during the autumn months.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was a negative driver as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. The positive impact of the Underlying Index’s exposure to higher quality companies was not enough to offset the negative impact of its exposure to higher yielding companies, causing the Underlying Index to underperform the Dow Jones US Select Dividend Index by 56 basis points (bps)3. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -66 bps, which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (-29 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

20	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund Ticker:   IQDF

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 4/12/2013

FlexShares® International Quality Dividend Index Fund (Based on Net Asset Value)	0.53%	6.20%

FlexShares® International Quality Dividend Index Fund (Based on Market Price)	1.11%	6.83%

Northern Trust International Quality Dividend Index	0.62%	6.44%

Dow Jones Global Select Dividend Total Return Index	3.78%	9.93%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust International Large Cap IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 similar to the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 211 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	21

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2014, prices on global risk assets were volatile, but ended the year positive. In Q4 of 2013, investors remained focused on whether accommodative monetary policies across developed markets were promoting economic expansion. Concerns over China’s slowing growth and its shadow banking industry weighed on emerging markets. Investors shifted focus in Q1 of 2014 when geopolitical tensions surrounding Ukraine weighed on global markets, while weak Japanese growth stoked fears that the country might slide back into recession. Concerns about the effectiveness of monetary stimulus also impacted Europe in Q2 and Q3 as its three largest economies all showed signs of slowing. The story was different in emerging regions as the strengthening of the U.S. economy and the election of a pro-growth regime in India provided a spark over Q2. However, weak Q3 data from China tempered investor enthusiasm, as did worries of an eventual rate hike in the U.S.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those international companies deemed to be lower quality. Yield exposure was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -11 basis points (bps)3, which is reflective of the Fund’s management fee (-47 bps) and stock selection/futures (+36 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

22	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund Ticker:   IQDE

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 4/12/2013

FlexShares® International Quality Dividend Defensive Index Fund (Based on Net Asset Value)	(0.51)%	4.86%

FlexShares® International Quality Dividend Defensive Index Fund (Based on Market Price)	(0.33)%	5.39%

Northern Trust International Quality Dividend Defensive Index	0.47%	5.53%

Dow Jones Global Select Dividend Total Return Index	3.78%	9.93%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust International Large Cap IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 0.5 and 1.0 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 215 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	23

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2014, prices on global risk assets were volatile, but ended the year positive. In Q4 of 2013, investors remained focused on whether accommodative monetary policies across developed markets were promoting economic expansion. Concerns over China’s slowing growth and its shadow banking industry weighed on emerging markets. Investors shifted focus in Q1 of 2014 when geopolitical tensions surrounding Ukraine weighed on global markets, while weak Japanese growth stoked fears that the country might slide back into recession. Concerns about the effectiveness of monetary stimulus also impacted Europe in Q2 and Q3 as its three largest economies all showed signs of slowing. The story was different in emerging regions as the strengthening of the U.S. economy and the election of a pro-growth regime in India provided a spark over Q2. However, weak Q3 data from China tempered investor enthusiasm, as did worries of an eventual rate hike in the U.S.

The quality focus of the Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those international companies deemed to be lower quality. Yield exposure was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -98 basis points (bps)3, which is reflective of the Fund’s management fee (-47 bps) and stock selection/futures (-51 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

24	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund Ticker:   IQDY

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 4/12/2013

FlexShares® International Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	(0.18)%	7.19%

FlexShares® International Quality Dividend Dynamic Index Fund (Based on Market Price)	0.80%	7.90%

Northern Trust International Quality Dividend Dynamic Index	0.32%	7.60%

Dow Jones Global Select Dividend Total Return Index	3.78%	9.93%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust International Large Cap IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 1.0 and 1.5 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2014, there were 208 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	25

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2014, prices on global risk assets were volatile, but ended the year positive. In Q4 of 2013, investors remained focused on whether accommodative monetary policies across developed markets were promoting economic expansion. Concerns over China’s slowing growth and its shadow banking industry weighed on emerging markets. Investors shifted focus in Q1 of 2014 when geopolitical tensions surrounding Ukraine weighed on global markets, while weak Japanese growth stoked fears that the country might slide back into recession. Concerns about the effectiveness of monetary stimulus also impacted Europe in Q2 and Q3 as its three largest economies all showed signs of slowing. The story was different in emerging regions as the strengthening of the U.S. economy and the election of a pro-growth regime in India provided a spark over Q2. However, weak Q3 data from China tempered investor enthusiasm, as did worries of an eventual rate hike in the U.S.

The quality focus of the Underlying Index was a positive driver of performance during the 12 months ending October 31, 2014. The companies deemed higher quality outperformed those international companies deemed to be lower quality. Yield exposure was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -52 basis points (bps)3, which is reflective of the Fund’s management fee (-47 bps) and stock selection/futures (-5 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

26	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund Ticker:   TDTT

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	3 Year	Fund Inception 9/19/2011

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(0.22)%	0.16%	0.35%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Market Price)	(0.10)%	0.12%	0.39%

iBoxx 3-Year Target Duration TIPS Index	0.06%	0.33%	0.51%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.21% and the net expense ratio is 0.20%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 3-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected debt obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration1 of approximately three years. The Underlying Index includes publicly issued TIPS having maturity dates of at least one year but not more than ten years from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2014, there were thirteen issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

U.S. interest rates rose in late 2013 on concerns about a potential early tightening of Federal Reserve monetary policy. These worries reversed in 2014 when, despite improving U.S. growth, Treasury rates unexpectedly fell due to robust domestic and overseas demand for U.S. fixed income assets. Euro zone yields declined as weak growth in the region caused the European Central Bank to adopt negative rates on deposit reserves. Short maturity (2 years and under) German Bunds likewise rallied to negative yields as investors sought out safe haven assets. In Japan, yields also declined in response to ramped-up easing actions by the Bank of Japan and slower growth caused by an increase in the consumption tax. In October, the U.S. Federal Reserve finally ended its quantitative easing purchases (but not reinvestments) of Treasuries and Mortgage-Backed Securities. The U.S. Dollar strengthened over the twelve month period.

[1]

The duration calculated from the real modified duration of a TIPS security, adjusted for the Market’s estimated beta for a TIPS security versus a nominal Treasury security due to the actual and expected changes in inflation.

FLEXSHARES ANNUAL REPORT	27

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

For the fiscal year ended October 31, 2014, higher energy and food prices during the 2013-2014 winter period, combined with steady housing-related inflation, contributed to an increase in the Consumer Price Index (CPI) to 1.7% from 1.2% the previous year. Inflation expectations, as represented by TIPS breakeven spreads, were lower during the twelve month period. Short term inflation expectations fell dramatically in response to declining energy prices, while longer term inflation expectations trended lower as wage pressures remained contained.

During the fiscal year, 5-year real yields2 increased to -0.05% from -0.63% at October 31, 2013, while 2-year real yields were 29 basis points (bps) higher, -0.62% at October 31, 2014 versus -0.91% at October 31, 2013. These modest increases in market rates combined with declining inflation expectations produced negative total return performance in both the Fund and the Underlying Index. The positive net inflation accruals (the change in the CPI) offset some but not all the negative factors impacting the Fund’s performance results. Tracking difference between the Fund’s NAV and the Underlying Index for the twelve month period was -27 basis points (bps)3, reflective of the Fund’s management fee (-20 bps), intra-day trading and returns (-9 bps), and pricing differences (+2 bps).

[2]	Nominal yield adjusted for the effects of inflation.

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

28	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund Ticker:   TDTF

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	3 Year	Fund Inception 9/19/2011

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(0.49)%	0.75%	0.79%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Market Price)	(0.25)%	0.70%	0.85%

iBoxx 5-Year Target Duration TIPS Index	(0.24)%	0.91%	0.99%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.21% and the net expense ratio is 0.20%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 5-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected debt obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration1 of approximately five years. The Underlying Index includes publicly issued TIPS having maturity dates of at least three years but not more than twenty years, from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2014, there were thirteen issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

U.S. interest rates rose in late 2013 on concerns about a potential early tightening of Federal Reserve monetary policy. These worries reversed in 2014 when, despite improving U.S. growth, Treasury rates unexpectedly fell due to robust domestic and overseas demand for U.S. fixed income assets. Euro zone yields declined as weak growth in the region caused the European Central Bank to adopt negative rates on deposit reserves. Short maturity (2 years and under) German Bunds likewise rallied to negative yields as investors sought out safe haven assets. In Japan, yields also declined in response to ramped-up easing actions by the Bank of Japan and slower growth caused by an increase in the consumption tax. In October the U.S. Federal Reserve finally ended its quantitative easing purchases (but not reinvestments) of Treasuries and Mortgage-Backed Securities. The U.S. Dollar strengthened over the 12 month period.

[1]

The duration calculated from the real modified duration of a TIPS security, adjusted for the Market’s estimated beta for a TIPS security versus a nominal Treasury security due to the actual and expected changes in inflation.

FLEXSHARES ANNUAL REPORT	29

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

For the fiscal year ended October 31, 2014, higher energy and food prices during the 2013-14 winter period, combined with steady housing-related inflation, contributed to an increase the Consumer Price Index (CPI) from the previous 1.2% to 1.7%. Inflation expectations, as represented by TIPS breakeven spreads, were lower during the twelve month period. Short term inflation expectations fell dramatically in response to declining energy prices while longer term inflation expectations trended lower as wage pressures remained contained.

During the fiscal year, 5-year real yields2 increased to -0.05% from -0.63% at October 31, 2013, while 10-year real yields moved 2 basis points (bps) lower to 0.39% at October 31, 2014 versus 0.41% at October 31, 2013. In combination with declining inflation expectations these rate moves resulted in negative total return performances for both the Fund and the Underlying Index. Positive net inflation accruals (the change in the CPI) offset some, but not all, the negative factors impacting the Fund’s performance results. Tracking difference between the Fund’s NAV and the Underlying Index for the twelve month period was -27 basis points (bps)3, reflective of the Fund’s management fee (-20 bps), intra-day trading and returns (-9 bps), and pricing differences (+2 bps).

[2]	Nominal yield adjusted for the effects of inflation.

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

30	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund Ticker:   RAVI

CUMULATIVE PERFORMANCE

Through October 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2014

	1 Year	Fund Inception 10/9/2012

FlexShares® Ready Access Variable Income Fund (Based on Net Asset Value)	0.90%	0.83%

FlexShares® Ready Access Variable Income Fund (Based on Market Price)	1.04%	0.90%

Barclays Capital 1-3 Month US Treasury Bill Index	0.04%	0.05%

All data as of 10/31/14. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2015. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.26% and the net expense ratio is 0.25%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio effective duration1 of the Fund will be informed by the Northern Trust Company Investment Policy Committee’s forecast for interest rates and will normally not exceed one year. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

Once again, changing monetary policy expectations and economic outlooks impacted the short duration Treasury and credit fixed income markets. The highlight for the fiscal year was the October wind down of the Federal Reserve’s quantitative easing (QE) purchases of Treasuries and Mortgage-Backed Securities. With steady improvement to U.S. economic growth and the anticipated end of QE, the Treasury yield curve steepened in late 2013. However, in 2014 the curve flattened on concerns that global growth was stagnating. In combination with robust investor demand for U.S. fixed income assets this pushed down long-term yields (5-years and beyond). Shorter-term yields (3-years and under) moved slightly higher as investors began to price in the end of QE and an anticipated eventual rise in yields. However, ultra-short rates, such as 3-month London Interbank Offer Rate, stayed at historically low levels as the anticipated date for the Federal Reserve’s potential increase in the Fed Funds rate was pushed into 2015.

Responding to rising fears of recession in the Euro zone the European Central Bank in

[1]	For bonds with embedded options, this calculation accounts for the fact that expected cash flows will fluctuate with changes in interest rates.

FLEXSHARES ANNUAL REPORT	31

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

early June launched enhanced monetary policy actions which included negative rates on reserve deposits and the implementation of an asset purchase program. By August short-term German Bund yields were trading at negative levels due to a rash of safe haven investing. Continued aggressive policy actions by the Bank of Japan were then paired with an increase in the consumption tax. The combination caused economic growth in Japan to stall, driving short-term Japanese yields to near zero. Against this backdrop, global investors flocked to the higher yields available on U.S. fixed income securities. This search for yield triggered a strong rally in U.S. credit spreads in the first half of the fiscal year. However, the steep drop in Treasury and global sovereign yields eventually caused U.S. credit spreads to widen near the fiscal year end.

The Fund’s performance during the fiscal year was the product of favorable interest rate and credit spread environments, an active new issues U.S. corporate bond market and successful duration/credit positioning decisions by the active portfolio management team. The Fund’s interest rate duration was extended slightly following the 2013 rise in yields which aided Fund performance when Treasuries subsequently rallied. Additionally, the Fund’s positioning in fixed rate and floating rate corporate securities benefitted performance when credit spreads tightened. The new issue corporate market provided numerous opportunities to replace existing positions with new securities issued at more attractive pricing levels. The Fund outperformed its generic market benchmark (Barclays Capital 1-3 Month US Treasury Bill Index) by 100 basis points2, due primarily to its credit exposure, duration positioning and security selection decisions.

[2]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

32	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Assets and Liabilities October 31, 2014

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

ASSETS
Securities, at cost	$581,936,499	$633,639,807	$253,042,221	$3,048,905,586
Affiliate securities, at cost	337,372	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	731,626,183	637,862,821	256,975,958	2,853,077,616
Affiliate securities, at value	399,126	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	8,755,499	1,562,201	89,026	5,899,027
Cash segregated at broker*	—	659,694	176,874	6,453,960
Foreign cash†	—	2,067,111	1,498,706	6,587,856
Restricted cash**	—	—	—	62,762
Due from Authorized Participant	—	254	—	—
Unrealized appreciation on forward foreign currency contracts	—	130,617	9,940	64,925
Receivables:
Dividends and interest	523,644	1,861,614	174,636	4,562,950
Capital shares issued	—	—	492	—
Investment adviser	23,492	16,324	7,337	91,099
Securities sold	2,987	246,543	—	—
Variation margin	121,750	—	24,030	—

Total Assets	741,452,681	644,407,179	258,956,999	2,876,800,195

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	196,768	26,796	115,179
Payables:
Deferred compensation (Note 7)	15,638	8,904	4,485	79,166
Investment advisory fees	161,205	224,478	139,783	1,159,444
Trustee fees (Note 7)	7,854	7,420	2,852	11,933
Securities purchased	—	—	6,276	238,093
Deferred India capital gains tax	—	—	271,181	—
Due to Authorized Participant	—	—	—	63,432
Variation margin	—	16,356	—	271,434
Other	7,500	60,000	25,000	24,000

Total Liabilities	192,197	513,926	476,373	1,962,681

Net Assets	$741,260,484	$643,893,253	$258,480,626	$2,874,837,514

NET ASSETS CONSIST OF:
Paid-in capital	$586,158,866	$632,474,553	$255,198,187	$3,043,542,955
Undistributed (accumulated) net investment income (loss)	7,296,535	13,835,380	3,977,468	57,642,928
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(2,141,390)	(6,439,080)	(4,346,588)	(29,976,581)
Net unrealized appreciation (depreciation) on:
Investments	149,751,438	4,223,014	3,662,556	(195,827,970)
Futures contracts	195,035	(13,088)	24,110	(268,946)
Forward foreign currency contracts and foreign currency translations	—	(187,526)	(35,107)	(274,872)

Net Assets	$741,260,484	$643,893,253	$258,480,626	$2,874,837,514

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	8,600,001	10,600,001	4,900,001	86,650,001
Net Asset Value	$86.19	$60.74	$52.75	$33.18

† Cost of foreign cash	$—	$2,087,012	$1,509,400	$6,618,940

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	33

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$224,039,109	$54,232,529	$524,225,152	$108,317,042
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	237,585,487	57,559,351	582,343,119	120,106,636
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	1,627,833	116,744	3,055,445	1,989,994
Cash segregated at broker*	377,593	38,780	245,177	157,553
Foreign cash†	668,743	131,335	—	—
Restricted cash**	—	481,677	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	24,982	13,755	—	—
Receivables:
Dividends and interest	549,401	169,950	649,610	146,574
Capital shares issued	—	—	10,536,441	—
Investment adviser	8,121	2,469	14,336	5,109
Securities sold	—	—	—	—
Variation margin	12,633	21,868	152,726	105,428

Total Assets	240,854,793	58,535,929	596,996,854	122,511,294

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	79,598	11,159	—	—
Payables:
Deferred compensation (Note 7)	1,728	265	6,549	1,043
Investment advisory fees	91,345	17,485	165,116	34,214
Trustee fees (Note 7)	6,393	2,204	7,787	4,066
Securities purchased	—	—	10,131,822	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	481,677	—	—
Variation margin	—	—	—	—
Other	12,000	20,000	19,000	10,000

Total Liabilities	191,064	532,790	10,330,274	49,323

Net Assets	$240,663,729	$58,003,139	$586,666,580	$122,461,971

NET ASSETS CONSIST OF:
Paid-in capital	$227,216,049	$54,550,009	$527,838,828	$110,633,414
Undistributed (accumulated) net investment income (loss)	520,840	210,300	825,946	171,528
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(562,917)	(106,312)	(274,313)	(240,341)
Net unrealized appreciation (depreciation) on:
Investments	13,546,378	3,326,822	58,117,967	11,789,594
Futures contracts	12,105	22,925	158,152	107,776
Forward foreign currency contracts and foreign currency translations	(68,726)	(605)	—	—

Net Assets	$240,663,729	$58,003,139	$586,666,580	$122,461,971

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	5,250,001	1,050,001	16,400,001	3,500,001
Net Asset Value	$45.84	$55.24	$35.77	$34.99

† Cost of foreign cash	$672,409	$132,513	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES ANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$85,175,883	$328,538,240	$67,063,605	$113,094,066
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	92,459,566	322,029,246	65,330,330	111,121,393
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	1,272,701	2,938,981	444,454	1,726,373
Cash segregated at broker*	177,635	677,849	51,827	156,018
Foreign cash†	—	3,297,277	577,169	680,947
Restricted cash**	—	1,409,321	294,665	4,782,725
Due from Authorized Participant	—	22,781	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	25,442	—
Receivables:
Dividends and interest	113,344	721,946	147,583	121,802
Capital shares issued	—	—	—	5,270,766
Investment adviser	3,556	10,867	2,117	3,312
Securities sold	—	32,775	—	—
Variation margin	11,151	—	33,380	31,655

Total Assets	94,037,953	331,141,043	66,906,967	123,894,991

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	10,958	116,552	—
Payables:
Deferred compensation (Note 7)	798	2,361	514	323
Investment advisory fees	28,037	116,311	22,879	27,450
Trustee fees (Note 7)	2,758	8,506	1,603	2,989
Securities purchased	850,632	—	—	5,081,447
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	1,409,321	294,665	4,782,725
Variation margin	—	13,272	—	—
Other	5,000	95,000	30,000	55,000

Total Liabilities	887,225	1,655,729	466,213	9,949,934

Net Assets	$93,150,728	$329,485,314	$66,440,754	$113,945,057

NET ASSETS CONSIST OF:
Paid-in capital	$85,838,740	$336,552,438	$68,418,493	$115,905,774
Undistributed (accumulated) net investment income (loss)	187,535	751,442	167,885	135,079
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(173,097)	(1,279,217)	(347,686)	(148,054)
Net unrealized appreciation (depreciation) on:
Investments	7,283,683	(6,508,994)	(1,733,275)	(1,972,673)
Futures contracts	13,867	10,028	33,577	32,228
Forward foreign currency contracts and foreign currency translations	—	(40,383)	(98,240)	(7,297)

Net Assets	$93,150,728	$329,485,314	$66,440,754	$113,945,057

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	2,600,001	12,600,001	2,600,001	4,300,001
Net Asset Value	$35.83	$26.15	$25.55	$26.50

† Cost of foreign cash	$—	$3,304,791	$579,633	$686,025

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	35

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$2,254,782,579	$311,102,630	$4,959,257	$62,869,885
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	13,700,000

Securities, at value	2,241,166,584	307,682,467	4,973,826	63,025,433
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	13,700,000
Cash	337,028	15,232	509,688	59,572
Cash segregated at broker*	—	—	—	—
Foreign cash†	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	5,748,013	690,149	15,035	108,097
Capital shares issued	8,656,139	—	—	—
Investment adviser	82,770	21,340	562	2,787
Securities sold	—	—	—	834,173

Total Assets	2,255,990,534	308,409,188	5,499,111	77,730,062

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Deferred compensation (Note 7)	60,783	19,991	11	1,059
Investment advisory fees	380,791	52,408	854	15,696
Trustee fees (Note 7)	21,987	1,349	551	1,728
Securities purchased	8,651,469	—	472,628	2,100,007
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	2,674	—	—	—
Variation margin	—	—	—	—
Other	—	—	400	700

Total Liabilities	9,117,704	73,748	474,444	2,119,190

Net Assets	$2,246,872,830	$308,335,440	$5,024,667	$75,610,872

NET ASSETS CONSIST OF:
Paid-in capital	$2,286,222,786	$319,829,933	$5,002,025	$75,303,886
Undistributed (accumulated) net investment income (loss)	(743,636)	(649)	6,085	32,158
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(24,990,325)	(8,073,681)	1,988	119,280
Net unrealized appreciation (depreciation) on:
Investments	(13,615,995)	(3,420,163)	14,569	155,548
Futures contracts	—	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—	—

Net Assets	$2,246,872,830	$308,335,440	$5,024,667	$75,610,872

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	90,854,000	12,400,001	200,001	1,000,001
Net Asset Value	$24.73	$24.87	$25.12	$75.61

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the year or period ended October 31, 2014

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund

INVESTMENT INCOME
Dividend income	$10,499,146	$19,049,525	$6,587,107		$84,322,343
Dividend income received from affiliate	5,877	—	—		—
Interest income	191	—	—		—
Foreign withholding tax on dividends	(1,389)	(1,412,204)	(630,825)		(4,397,035)
Foreign withholding tax on interest	—	—	—		—

Total Investment Income	10,503,825	17,637,321	5,956,282		79,925,308

EXPENSES
Deferred compensation (Note 7)	774	621	279		4,194
Investment advisory fees	1,683,981	2,264,520	1,478,626		13,926,533
Trustee fees (Note 7)	40,576	36,185	16,263		151,029

Total Gross Expenses Before Fees Reimbursed	1,725,331	2,301,326	1,495,168		14,081,756

Less:
Deferred compensation reimbursed (Note 7)	(774)	(621)	(279)		(4,194)
Trustee fees reimbursed (Note 7)	(40,576)	(36,185)	(16,263)		(151,029)

Total Net Expenses	1,683,981	2,264,520	1,478,626		13,926,533

Net Investment Income	8,819,844	15,372,801	4,477,656		65,998,775

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	84	—	—		—
Investments in securities	(1,991,672)	(5,879,207)	(2,735,957	)(1)	(24,624,723)
In-kind redemptions of investments	—	—	—		13,457,594
Futures contracts	858,588	679,914	304,373		3,466,599
Foreign currency transactions	—	(299,031)	(39,642)		(779,020)

Net Realized Gain (Loss)	(1,133,000)	(5,498,324)	(2,471,226)		(8,479,550)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	69,353,289 (2)	(21,236,989)	1,230,324	(3)	(141,464,508)
Futures contracts	21,137	(80,300)	(36,742)		(717,023)
Forward foreign currency contracts	—	(66,893)	(117,228)		2,541
Translation of other assets and liabilities denominated in foreign currencies	—	(136,517)	(49,777)		(387,958)

Net Change in Unrealized Appreciation (Depreciation)	69,374,426	(21,520,699)	1,026,577		(142,566,948)

Net Realized and Unrealized Gain (Loss)	68,241,426	(27,019,023)	(1,444,649)		(151,046,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,061,270	$(11,646,222)	$3,033,007		$(85,047,723)

(1)	Net of India capital gains tax of $186,069.

(2)	Includes $42,166 change in unrealized appreciation on investments in affiliates.

(3)	Net of deferred India capital gains tax of $217,253.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	37

Statements of Operations (cont.)

		FlexShares® Global Quality Real Estate Index Fund
	FlexShares® STOXX® Global Broad Infrastructure Index Fund	November 5, 2013* through October 31, 2014	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund

INVESTMENT INCOME
Dividend income	$5,889,823	$777,647	$14,513,892	$2,054,931
Dividend income received from affiliate	—	—	—	—
Interest income	—	33	—	—
Foreign withholding tax on dividends	(227,059)	(25,447)	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	5,662,764	752,233	14,513,892	2,054,931

EXPENSES
Deferred compensation (Note 7)	68	8	498	63
Investment advisory fees	611,493	93,181	1,595,192	233,175
Trustee fees (Note 7)	14,354	4,756	31,448	9,253

Total Gross Expenses Before Fees Reimbursed	625,915	97,945	1,627,138	242,491

Less:
Deferred compensation reimbursed (Note 7)	(68)	(8)	(498)	(63)
Trustee fees reimbursed (Note 7)	(14,354)	(4,756)	(31,448)	(9,253)

Total Net Expenses	611,493	93,181	1,595,192	233,175

Net Investment Income	5,051,271	659,052	12,918,700	1,821,756

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—
Investments in securities	(785,392)	(72,011)	135,602	(228,955)
In-kind redemptions of investments	—	—	6,959,948	—
Futures contracts	223,499	(6,295)	451,750	60,384
Foreign currency transactions	(104,009)	(12,570)	—	—

Net Realized Gain (Loss)	(665,902)	(90,876)	7,547,300	(168,571)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	13,387,738	3,326,822	41,130,707	8,690,347
Futures contracts	12,105	22,925	144,471	95,530
Forward foreign currency contracts	(54,616)	2,596	—	—
Translation of other assets and liabilities denominated in foreign currencies	(14,042)	(3,201)	—	—

Net Change in Unrealized Appreciation (Depreciation)	13,331,185	3,349,142	41,275,178	8,785,877

Net Realized and Unrealized Gain (Loss)	12,665,283	3,258,266	48,822,478	8,617,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,716,554	$3,917,318	$61,741,178	$10,439,062

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES ANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

INVESTMENT INCOME
Dividend income	$1,745,761	$9,513,096	$2,089,291	$1,052,630
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	—	(855,378)	(180,775)	(89,003)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,745,761	8,657,718	1,908,516	963,627

EXPENSES
Deferred compensation (Note 7)	37	136	36	4
Investment advisory fees	201,360	807,251	177,126	111,872
Trustee fees (Note 7)	7,745	18,248	4,993	5,639

Total Gross Expenses Before Fees Reimbursed	209,142	825,635	182,155	117,515

Less:
Deferred compensation reimbursed (Note 7)	(37)	(136)	(36)	(4)
Trustee fees reimbursed (Note 7)	(7,745)	(18,248)	(4,993)	(5,639)

Total Net Expenses	201,360	807,251	177,126	111,872

Net Investment Income	1,544,401	7,850,467	1,731,390	851,755

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—
Investments in securities	(135,598)	(1,111,912)	(430,162)	(111,412)
In-kind redemptions of investments	—	—	—	—
Futures contracts	26,899	162,380	136,809	5,165
Foreign currency transactions	—	(180,736)	(55,476)	(36,166)

Net Realized Gain (Loss)	(108,699)	(1,130,268)	(348,829)	(142,413)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	5,980,869	(10,569,035)	(2,562,953)	(2,444,102)
Futures contracts	13,867	2,183	30,854	32,228
Forward foreign currency contracts	—	(10,958)	(95,453)	—
Translation of other assets and liabilities denominated in foreign currencies	—	(76,980)	(7,542)	(7,463)

Net Change in Unrealized Appreciation (Depreciation)	5,994,736	(10,654,790)	(2,635,094)	(2,419,337)

Net Realized and Unrealized Gain (Loss)	5,886,037	(11,785,058)	(2,983,923)	(2,561,750)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,430,438	$(3,934,591)	$(1,252,533)	$(1,709,995)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	39

Statements of Operations (cont.)

			FlexShares® Disciplined Duration MBS Index Fund
	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	September 3, 2014* through October 31, 2014	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	12,836,510	3,336,446	19,569	477,623
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	(572)

Total Investment Income	12,836,510	3,336,446	19,569	477,051

EXPENSES
Deferred compensation (Note 7)	2,907	521	—	65
Investment advisory fees	4,226,683	647,059	1,593	154,791
Trustee fees (Note 7)	121,580	24,738	590	6,999

Total Gross Expenses Before Fees Reimbursed	4,351,170	672,318	2,183	161,855

Less:
Deferred compensation reimbursed (Note 7)	(2,907)	(521)	—	(65)
Trustee fees reimbursed (Note 7)	(121,580)	(24,738)	(590)	(6,999)

Total Net Expenses	4,226,683	647,059	1,593	154,791

Net Investment Income	8,609,827	2,689,387	17,976	322,260

NET REALIZED GAIN (LOSS) ON:
Investments in Affiliated Securities	—	—	—	—
Investments in securities	(6,586,196)	(251,498)	1,988	135,835
In-kind redemptions of investments	(283,278)	(1,327,701)	—	15,711
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(6,869,474)	(1,579,199)	1,988	151,546

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(7,566,272)	(3,749,437)	14,569	70,175
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(7,566,272)	(3,749,437)	14,569	70,175

Net Realized and Unrealized Gain (Loss)	(14,435,746)	(5,328,636)	16,557	221,721

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,825,919)	$(2,639,249)	$34,533	$543,981

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013

OPERATIONS
Net investment income	$8,819,844	$4,610,179	$15,372,801	$2,835,828
Net realized gain (loss)	(1,133,000)	89,126	(5,498,324)	(1,052,732)
Net change in unrealized appreciation (depreciation)	69,374,426	73,959,564	(21,520,699)	25,712,638

Net Increase (Decrease) in Net Assets
Resulting from Operations	77,061,270	78,658,869	(11,646,222)	27,495,734

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(5,137,367)	(2,015,968)	(4,185,751)	(90,648)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(5,137,367)	(2,015,968)	(4,185,751)	(90,648)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	221,443,354	224,871,059	349,980,534	272,477,904
Cost of shares redeemed	—	(3,297,597)	—	—

Net Increase from Capital Transactions	221,443,354	221,573,462	349,980,534	272,477,904

Total Increase (Decrease) in Net Assets	293,367,257	298,216,363	334,148,561	299,882,990

NET ASSETS
Beginning of Period	$447,893,227	$149,676,864	$309,744,692	$9,861,702

End of Period	$741,260,484	$447,893,227	$643,893,253	$309,744,692

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$7,296,535	$3,625,358	$13,835,380	$2,807,922

SHARE TRANSACTIONS
Beginning of period	5,850,001	2,550,001	5,000,001	200,001
Shares issued	—	—	2,400,000	3,800,000
Shares issued in-kind	2,750,000	3,350,000	3,200,000	1,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(50,000)	—	—

Shares Outstanding, End of Period	8,600,001	5,850,001	10,600,001	5,000,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	41

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013

OPERATIONS
Net investment income	$4,477,656	$1,931,589	$65,998,775	$48,570,290
Net realized gain (loss)	(2,471,226)	(2,748,796)	(8,479,550)	(2,498,320)
Net change in unrealized appreciation (depreciation)	1,026,577	2,672,680	(142,566,948)	(71,217,762)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,033,007	1,855,473	(85,047,723)	(25,145,792)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,505,217)	(46,755)	(54,468,059)	(7,891,756)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,505,217)	(46,755)	(54,468,059)	(7,891,756)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	98,193,500	147,030,274	325,868,149	2,262,008,688
Cost of shares redeemed	—	—	(76,050,178)	(30,967,920)

Net Increase from Capital Transactions	98,193,500	147,030,274	249,817,971	2,231,040,768

Total Increase (Decrease) in Net Assets	99,721,290	148,838,992	110,302,189	2,198,003,220

NET ASSETS
Beginning of Period	$158,759,336	$9,920,344	$2,764,535,325	$566,532,105

End of Period	$258,480,626	$158,759,336	$2,874,837,514	$2,764,535,325

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$3,977,468	$1,142,969	$57,642,928	$46,891,234

SHARE TRANSACTIONS
Beginning of period	3,000,001	200,001	79,650,001	16,100,001
Shares issued	1,200,000	2,200,000	100,000	—
Shares issued in-kind	700,000	600,000	9,150,000	64,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(2,250,000)	(950,000)

Shares Outstanding, End of Period	4,900,001	3,000,001	86,650,001	79,650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund			FlexShares® Global Quality Real Estate Index Fund
	Year Ended October 31, 2014	October 8, 2013* through October 31, 2013		November 5, 2013* through October 31, 2014

OPERATIONS
Net investment income	$5,051,271	$961		$659,052
Net realized gain (loss)	(665,902)	(1,165)		(90,876)
Net change in unrealized appreciation (depreciation)	13,331,185	158,572		3,349,142

Net Increase (Decrease) in Net Assets
Resulting from Operations	17,716,554	158,368		3,917,318

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,427,436)	—		(464,407)
Net realized gain	—	—		—
Tax return of capital	—	—		—

Total distributions	(4,427,436)	—		(464,407)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	223,212,079	—		49,550,178
Cost of shares redeemed	—	—		—

Net Increase from Capital Transactions	223,212,079	—		49,550,178

Total Increase (Decrease) in Net Assets	236,501,197	158,368		53,003,089

NET ASSETS
Beginning of Period	$4,162,532	$4,004,164	(2)	$5,000,050 (2)

End of Period	$240,663,729	$4,162,532		$58,003,139

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$520,840	$820		$210,300

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	(2)	100,001 (2)
Shares issued	1,200,000	—		50,000
Shares issued in-kind	3,950,000	—		900,000
Shares redeemed	—	—		—
Shares redeemed in-kind	—	—		—

Shares Outstanding, End of Period	5,250,001	100,001		1,050,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	43

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Year Ended October 31, 2014	December 14, 2012* through October 31, 2013	Year Ended October 31, 2014	December 14, 2012* through October 31, 2013

OPERATIONS
Net investment income	$12,918,700	$2,388,401	$1,821,756	$505,660
Net realized gain (loss)	7,547,300	(887,014)	(168,571)	(76,247)
Net change in unrealized appreciation (depreciation)	41,275,178	17,000,941	8,785,877	3,111,493

Net Increase (Decrease) in Net Assets
Resulting from Operations	61,741,178	18,502,328	10,439,062	3,540,906

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(12,965,734)	(1,471,458)	(1,852,047)	(299,364)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(12,965,734)	(1,471,458)	(1,852,047)	(299,364)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	292,690,060	263,399,234	69,891,485	38,241,904
Cost of shares redeemed	(37,729,053)	—	—	—

Net Increase from Capital Transactions	254,961,007	263,399,234	69,891,485	38,241,904

Total Increase (Decrease) in Net Assets	303,736,451	280,430,104	78,478,500	41,483,446

NET ASSETS
Beginning of Period	$282,930,129	$2,500,025 (2)	$43,983,471	$2,500,025 (2)

End of Period	$586,666,580	$282,930,129	$122,461,971	$43,983,471

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$825,946	$916,943	$171,528	$206,296

SHARE TRANSACTIONS
Beginning of period	8,800,001	100,001 (2)	1,400,001	100,001 (2)
Shares issued	—	—	—	—
Shares issued in-kind	8,700,000	8,700,000	2,100,000	1,300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,100,000)	—	—	—

Shares Outstanding, End of Period	16,400,001	8,800,001	3,500,001	1,400,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Year Ended October 31, 2014	December 14, 2012* through October 31, 2013	Year Ended October 31, 2014	April 12, 2013* through October 31, 2013

OPERATIONS
Net investment income	$1,544,401	$160,255	$7,850,467	$512,218
Net realized gain (loss)	(108,699)	(66,759)	(1,130,268)	(352,169)
Net change in unrealized appreciation (depreciation)	5,994,736	1,302,814	(10,654,790)	4,115,441

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,430,438	1,396,310	(3,934,591)	4,275,490

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,419,125)	(95,641)	(7,109,283)	(299,387)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,419,125)	(95,641)	(7,109,283)	(299,387)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	74,314,467	9,024,254	264,919,148	69,144,645
Cost of shares redeemed	—	—	—	(10,733)

Net Increase from Capital Transactions	74,314,467	9,024,254	264,919,148	69,133,912

Total Increase (Decrease) in Net Assets	80,325,780	10,324,923	253,875,274	73,110,015

NET ASSETS
Beginning of Period	$12,824,948	$2,500,025 (2)	$75,610,040	$2,500,025 (2)

End of Period	$93,150,728	$12,824,948	$329,485,314	$75,610,040

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$187,535	$64,620	$751,442	$153,205

SHARE TRANSACTIONS
Beginning of period	400,001	100,001 (2)	2,800,001	100,001 (2)
Shares issued	—	—	—	1,200,000
Shares issued in-kind	2,200,000	300,000	9,800,000	1,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	2,600,001	400,001	12,600,001	2,800,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	45

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Year Ended October 31, 2014	April 12, 2013* through October 31, 2013	Year Ended October 31, 2014	April 12, 2013* through October 31, 2013

OPERATIONS
Net investment income	$1,731,390	$95,927	$851,755	$61,761
Net realized gain (loss)	(348,829)	(41,185)	(142,413)	(28,666)
Net change in unrealized appreciation (depreciation)	(2,635,094)	837,156	(2,419,337)	471,595

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,252,533)	891,898	(1,709,995)	504,690

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,562,896)	(54,312)	(704,632)	(50,779)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,562,896)	(54,312)	(704,632)	(50,779)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	53,257,610	12,660,962	108,156,225	5,249,523
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	53,257,610	12,660,962	108,156,225	5,249,523

Total Increase (Decrease) in Net Assets	50,442,181	13,498,548	105,741,598	5,703,434

NET ASSETS
Beginning of Period	$15,998,573	$2,500,025 (2)	$8,203,459	$2,500,025 (2)

End of Period	$66,440,754	$15,998,573	$113,945,057	$8,203,459

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$167,885	$50,400	$135,079	$10,825

SHARE TRANSACTIONS
Beginning of period	600,001	100,001 (2)	300,001	100,001 (2)
Shares issued	—	200,000	—	—
Shares issued in-kind	2,000,000	300,000	4,000,000	200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	2,600,001	600,001	4,300,001	300,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013

OPERATIONS
Net investment income	$8,609,827	$1,540,518	$2,689,387	$1,408,784
Net realized gain (loss)	(6,869,474)	(18,236,998)	(1,579,199)	(11,055,057)
Net change in unrealized appreciation (depreciation)	(7,566,272)	(10,313,487)	(3,749,437)	(8,274,592)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,825,919)	(27,009,967)	(2,639,249)	(17,920,865)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(8,720,353)	(1,789,702)	(2,845,439)	(1,401,507)
Net realized gain	—	(208,480)	—	(1,526,604)
Tax return of capital	(7,550,019)	(2,721,443)	(841,862)	—

Total distributions	(16,270,372)	(4,719,625)	(3,687,301)	(2,928,111)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	329,980,079	1,340,163,154	26,541,661	179,085,636
Cost of shares redeemed	(36,029,197)	(17,449,678)	(101,362,830)	(143,483,668)

Net Increase (Decrease) from Capital Transactions	293,950,882	1,322,713,476	(74,821,169)	35,601,968

Total Increase (Decrease) in Net Assets	271,854,591	1,290,983,884	(81,147,719)	14,752,992

NET ASSETS
Beginning of Period	$1,975,018,239	$684,034,355	$389,483,159	$374,730,167

End of Period	$2,246,872,830	$1,975,018,239	$308,335,440	$389,483,159

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(743,636)	$—	$(649)	$156,052

SHARE TRANSACTIONS
Beginning of period	79,104,000	26,904,000	15,400,001	14,250,001
Shares issued	—	—	—	—
Shares issued in-kind	13,200,000	52,900,000	1,050,000	6,850,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,450,000)	(700,000)	(4,050,000)	(5,700,000)

Shares Outstanding, End of Period	90,854,000	79,104,000	12,400,001	15,400,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	47

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Ready Access Variable Income Fund
	September 3, 2014* through October 31, 2014		Year Ended October 31, 2014	Year Ended October 31, 2013

OPERATIONS
Net investment income	$17,976		$322,260	$83,907
Net realized gain (loss)	1,988		151,546	(10,156)
Net change in unrealized appreciation (depreciation)	14,569		70,175	89,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	34,533		543,981	162,808

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(11,891)		(311,734)	(63,011)
Net realized gain	—		—	—
Tax return of capital	—		—	—

Total distributions	(11,891)		(311,734)	(63,011)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—		37,737,037	33,826,433
Cost of shares redeemed	—		(3,781,738)	—

Net Increase from Capital Transactions	—		33,955,299	33,826,433

Total Increase (Decrease) in Net Assets	22,642		34,187,546	33,926,230

NET ASSETS
Beginning of Period	$5,002,025	(2)	$41,423,326	$7,497,096

End of Period	$5,024,667		$75,610,872	$41,423,326

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$6,085		$32,158	$21,632

SHARE TRANSACTIONS
Beginning of period	200,001	(2)	550,001	100,001
Shares issued	—		500,000	450,000
Shares issued in-kind	—		—	—
Shares redeemed	—		—	—
Shares redeemed in-kind	—		(50,000)	—

Shares Outstanding, End of Period	200,001		1,000,001	550,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES ANNUAL REPORT

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FLEXSHARES ANNUAL REPORT	49

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® Morningstar US Market Factor Tilt Index Fund
Year ended October 31, 2014	$76.56	$1.16	(a)	$9.26		$10.42	$(0.79)	$—	$—	$(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43		18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—	—

Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)		(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40		12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—	—

Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)		0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34		3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—	—

Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—

Flexshares® STOXX® Global Broad Infrastructure Index Fund
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

Flexshares® Global Quality Real Estate Index Fund
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67		6.32	(1.08)	—	—	(1.08)

Flexshares® Quality Dividend Index Fund
Year ended October 31, 2014	32.15	1.02	(a)	3.62		4.64	(1.02)	—	—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78		7.61	(0.46)	—	—	(0.46)

Flexshares® Quality Dividend Defensive Index Fund
Year ended October 31, 2014	31.42	0.96	(a)	3.62		4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05		6.84	(0.42)	—	—	(0.42)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$86.19	13.69%	13.54%	0.28%	0.27%	1.41%	1.41%	25%	$741,260
76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

60.74	(0.81)	(0.80)	0.43	0.42	2.84	2.85	16	643,893
61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

52.75	0.52	0.52	0.66	0.65	1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65	0.65	2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

33.18	(2.44)	(2.44)	0.49	0.48	2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48	0.48	2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

45.84	13.02	13.62	0.48	0.47	3.87	3.88	17	240,664
41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

55.24	12.79	13.51	0.47	0.45	3.16	3.18	44	58,003

35.77	14.61	14.47	0.38	0.37	2.99	3.00	67	586,667
32.15	30.67	30.79	0.38	0.37	3.16	3.17	54	282,930

34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	51

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® Quality Dividend Dynamic Index Fund
Year ended October 31, 2014	$32.06	$0.98	(a)	$3.72		$4.70	$(0.93)	$—	$—	$(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77		7.61	(0.55)	—	—	(0.55)

Flexshares® International Quality Dividend Index Fund
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)		0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82		2.28	(0.28)	—	—	(0.28)

Flexshares® International Quality Dividend Defensive Index Fund
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)		(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58		2.02	(0.36)	—	—	(0.36)

Flexshares® International Quality Dividend Dynamic Index Fund
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)		(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35		2.85	(0.51)	—	—	(0.51)

Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)		(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)		(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—	—

Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)		(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

Flexshares® Disciplined Duration MBS Index Fund
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09		0.18	(0.06)	—	—	(0.06)

Flexshares® Ready Access Variable Income Fund
Year ended October 31, 2014	75.32	0.39	(a)	0.29		0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$35.83	14.78%	14.68%	0.38%	0.37%	2.82%	2.84%	75%	$93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

24.87	(0.49)	(0.25)	0.21	0.20	0.82	0.83	150	308,335
25.29	(3.17)	(3.32)	0.20	0.20	0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

25.12	0.72	0.76	0.27	0.20	2.18	2.26	23	5,025

75.61	0.90	1.04	0.26	0.25	0.51	0.52	135	75,611
75.32	0.84	4.97	0.26	0.25	0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	53

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 98.7%
Aerospace & Defense – 2.2%
AAR Corp.	8,772	$232,458
Aerovironment, Inc.*	1,720	52,718
Alliant Techsystems, Inc.	2,580	301,757
American Science & Engineering, Inc.	688	38,046
Astronics Corp.*	1,032	53,468
B/E Aerospace, Inc.*	1,720	128,054
The Boeing Co.	14,104	1,761,731
Cubic Corp.	3,096	149,351
Curtiss-Wright Corp.	8,944	619,014
DigitalGlobe, Inc.*	5,848	167,194
Ducommun, Inc.*	1,548	40,883
Engility Holdings, Inc.*	3,268	141,178
Esterline Technologies Corp.*	6,364	745,288
Exelis, Inc.	38,356	684,655
GenCorp, Inc.*	4,816	81,679
General Dynamics Corp.	5,504	769,239
HEICO Corp.	3,612	195,915
Hexcel Corp.*	7,224	302,613
Honeywell International, Inc.	16,168	1,554,068
Huntington Ingalls Industries, Inc.	5,676	600,634
The KEYW Holding Corp.*	1,204	12,221
Kratos Defense & Security Solutions, Inc.*	10,664	74,328
L-3 Communications Holdings, Inc.	1,720	208,911
LMI Aerospace, Inc.*	344	4,534
Lockheed Martin Corp.	4,988	950,563
Moog, Inc., Class A*	10,492	803,058
National Presto Industries, Inc.	516	32,539
Northrop Grumman Corp.	3,784	522,041
Orbital Sciences Corp.*	5,676	149,279
Precision Castparts Corp.	2,752	607,366
Raytheon Co.	5,848	607,490
Rockwell Collins, Inc.	2,408	202,633
Sparton Corp.*	172	4,661
Spirit AeroSystems Holdings, Inc., Class A*	11,352	446,588
Taser International, Inc.*	4,644	87,493
Teledyne Technologies, Inc.*	3,612	374,312
Textron, Inc.	4,816	200,008

	Shares	Value
Aerospace & Defense – (continued)
TransDigm Group, Inc.	688	$128,677
Triumph Group, Inc.	688	47,905
United Technologies Corp.	18,748	2,006,036
		16,090,586
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	13,760	112,557
Atlas Air Worldwide Holdings, Inc.*	4,300	158,756
C.H. Robinson Worldwide, Inc.	4,988	345,219
Echo Global Logistics, Inc.*	1,032	26,966
Expeditors International of Washington, Inc.	3,268	139,413
FedEx Corp.	6,192	1,036,541
Forward Air Corp.	3,440	164,673
Hub Group, Inc., Class A*	3,612	131,079
Park-Ohio Holdings Corp.	2,064	109,619
United Parcel Service, Inc., Class B	13,072	1,371,384
UTi Worldwide, Inc.*	8,944	97,758
XPO Logistics, Inc.*	4,300	171,656
		3,865,621
Airlines – 0.5%
Alaska Air Group, Inc.	5,160	274,667
Allegiant Travel Co.	1,376	183,655
American Airlines Group, Inc.	15,480	640,098
Delta Air Lines, Inc.	12,384	498,208
Hawaiian Holdings, Inc.*	11,696	202,809
JetBlue Airways Corp.*	55,384	639,131
Republic Airways Holdings, Inc.*	6,880	86,138
SkyWest, Inc.	7,396	85,202
Southwest Airlines Co.	12,728	438,862
Spirit Airlines, Inc.*	5,848	427,547
United Continental Holdings, Inc.*	7,224	381,499
		3,857,816
Auto Components – 0.8%
American Axle & Manufacturing Holdings, Inc.*	14,276	275,955
Autoliv, Inc.	1,376	126,234
BorgWarner, Inc.	4,128	235,378
Cooper Tire & Rubber Co.	15,308	493,071

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Dana Holding Corp.	29,928	$612,327
Delphi Automotive PLC	4,472	308,478
Dorman Products, Inc.*	2,236	103,661
Drew Industries, Inc.	1,548	74,397
Federal-Mogul Holdings Corp.*	4,988	77,863
Fox Factory Holding Corp.*	688	11,655
Fuel Systems Solutions, Inc.*	3,612	33,339
Gentex Corp.	3,612	118,257
Gentherm, Inc.*	3,440	143,448
The Goodyear Tire & Rubber Co.	4,472	108,356
Johnson Controls, Inc.	10,664	503,874
Lear Corp.	1,720	159,100
Modine Manufacturing Co.*	8,600	110,338
Motorcar Parts of America, Inc.*	2,064	59,939
Remy International, Inc.	2,236	41,321
Standard Motor Products, Inc.	4,472	176,733
Stoneridge, Inc.*	5,504	71,497
Superior Industries International, Inc.	5,160	100,672
Tenneco, Inc.*	13,588	711,468
Tower International, Inc.*	2,580	62,694
TRW Automotive Holdings Corp.*	1,548	156,890
Visteon Corp.*	7,568	710,635
		5,587,580
Automobiles – 0.4%
Ford Motor Co.	85,312	1,202,046
General Motors Co.	24,252	761,513
Harley-Davidson, Inc.	4,128	271,210
Tesla Motors, Inc.*	2,408	582,014
Thor Industries, Inc.	6,880	363,883
Winnebago Industries, Inc.*	3,268	69,314
		3,249,980
Banks – 6.3%
1st Source Corp.	2,580	80,728
Ameris Bancorp	3,784	93,843
Associated Banc-Corp	40,936	769,597
Banc of California, Inc.	7,396	87,051
BancFirst Corp.	1,548	100,620
Bancorp, Inc./DE*	1,548	14,644
BancorpSouth, Inc.	7,568	174,291

	Shares	Value
Banks – (continued)
Bank of America Corp.	221,364	$3,798,606
Bank of Hawaii Corp.	4,128	241,694
Bank of the Ozarks, Inc.	6,192	218,206
BankUnited, Inc.	12,040	359,996
Banner Corp.	2,924	126,375
BB&T Corp.	11,696	443,045
BBCN Bancorp, Inc.	17,716	250,504
BOK Financial Corp.	2,752	188,677
Boston Private Financial Holdings, Inc.	7,568	99,519
Bryn Mawr Bank Corp.	2,752	84,844
Capital Bank Financial Corp., Class A*	3,784	97,968
Cardinal Financial Corp.	6,192	118,886
Cathay General Bancorp	7,224	190,786
Central Pacific Financial Corp.	3,612	68,267
Chemical Financial Corp.	5,848	174,153
CIT Group, Inc.	5,676	277,727
Citigroup, Inc.	67,768	3,627,621
City Holding Co.	3,268	147,027
City National Corp./CA	1,720	135,381
CoBiz Financial, Inc.	5,676	68,226
Columbia Banking Systems, Inc.	8,772	243,686
Comerica, Inc.	2,924	139,592
Commerce Bancshares, Inc./MO	1,032	46,708
Community Bank System, Inc.	7,568	288,719
Community Trust Bancorp, Inc.	2,752	98,934
Cullen/Frost Bankers, Inc.	860	69,497
Customers Bancorp, Inc.*	2,236	42,708
CVB Financial Corp.	18,576	293,129
Eagle Bancorp, Inc.*	1,892	67,980
East West Bancorp, Inc.	2,408	88,518
Fifth Third Bancorp	18,576	371,334
First BanCorp*	26,144	136,210
First Busey Corp.	12,384	77,400
First Citizens BancShares, Inc./NC, Class A	1,548	388,873
First Commonwealth
Financial Corp.	11,868	110,966
First Financial Bancorp	13,760	241,350
First Financial Bankshares, Inc.	5,332	169,451
First Financial Corp./IN	2,064	71,580
First Horizon National Corp.	54,696	703,391

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Interstate BancSystem, Inc.	3,956	$116,069
First Merchants Corp.	6,364	144,145
First Midwest Bancorp, Inc./IL	7,912	132,843
First NBC Bank Holding Co.*	2,408	88,446
First Niagara Financial Group, Inc.	96,148	720,149
First Republic Bank/CA	2,752	140,159
FirstMerit Corp.	25,972	476,586
Flushing Financial Corp.	6,364	128,171
FNB Corp./PA	32,852	420,177
Fulton Financial Corp.	34,572	410,715
Glacier Bancorp, Inc.	6,192	177,648
Hancock Holding Co.	16,684	587,110
Hanmi Financial Corp.	2,924	62,720
Heartland Financial USA, Inc.	7,396	196,734
Home BancShares, Inc./AR	4,300	137,256
HomeTrust Bancshares, Inc.*	7,568	116,926
Huntington Bancshares, Inc./OH	13,760	136,362
Iberiabank Corp.	7,396	509,289
Independent Bank Corp./MA	4,816	196,493
International Bancshares Corp.	14,792	419,649
Investors Bancorp, Inc.	21,672	232,974
JPMorgan Chase & Co.	83,592	5,055,644
KeyCorp	13,588	179,362
Lakeland Bancorp, Inc.	6,192	68,050
Lakeland Financial Corp.	3,096	128,298
M&T Bank Corp.	2,580	315,224
MB Financial, Inc.	12,088	381,376
National Bank Holdings Corp., Class A	8,600	168,474
National Penn Bancshares, Inc.	21,328	219,465
NBT Bancorp, Inc.	9,804	251,767
OFG Bancorp	9,116	141,936
Old National Bancorp/IN	25,284	367,882
PacWest Bancorp	10,492	447,589
Park National Corp.	2,752	232,186
Pinnacle Financial Partners, Inc.	3,096	121,363
The PNC Financial Services Group, Inc.	11,868	1,025,277
Popular, Inc.*	24,424	778,637
PrivateBancorp, Inc.	6,192	200,125
Prosperity Bancshares, Inc.	7,396	446,644

	Shares	Value
Banks – (continued)
Regions Financial Corp.	22,532	$223,743
Renasant Corp.	4,644	140,017
S&T Bancorp, Inc.	6,020	166,092
Sandy Spring Bancorp, Inc.	5,160	133,128
Signature Bank/NY*	1,376	166,675
Simmons First National Corp., Class A	1,720	72,223
South State Corp.	2,064	124,480
Southside Bancshares, Inc.	3,784	127,067
Southwest Bancorp, Inc./OK	1,376	24,809
State Bank Financial Corp.	2,752	49,316
Sterling Bancorp	10,320	145,099
Stock Yards Bancorp, Inc.	2,408	80,138
SunTrust Banks, Inc.	9,632	376,996
Susquehanna Bancshares, Inc.	27,864	273,346
SVB Financial Group*	1,720	192,623
Synovus Financial Corp.	13,244	335,868
TCF Financial Corp.	40,764	629,804
Texas Capital Bancshares, Inc.*	3,784	231,392
Tompkins Financial Corp.	2,580	129,516
Trico Bancshares	2,236	58,807
Trustmark Corp.	13,588	330,596
U.S. Bancorp/MN	40,076	1,707,238
UMB Financial Corp.	3,612	215,203
Umpqua Holdings Corp.	34,572	608,467
Union Bankshares Corp.	7,224	162,396
United Bankshares, Inc./WV	12,212	418,627
United Community Banks, Inc./GA	4,644	83,731
Univest Corp of Pennsylvania	4,128	84,707
Valley National Bancorp	38,184	381,076
ViewPoint Financial Group, Inc.	3,956	107,880
Washington Trust Bancorp, Inc.	2,924	112,194
Webster Financial Corp.	21,672	679,200
Wells Fargo & Co.	104,232	5,533,677
WesBanco, Inc.	6,192	213,376
Westamerica Bancorp.	2,580	127,297
Western Alliance Bancorp*	7,052	187,724
Wilshire Bancorp, Inc.	12,728	126,007
Wintrust Financial Corp.	7,912	366,484
Zions Bancorp.	5,332	154,468
		47,049,715

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – 1.3%
The Boston Beer Co., Inc., Class A*	1,032	$256,968
Brown-Forman Corp., Class B	3,096	286,906
Coca-Cola Bottling Co. Consolidated	516	46,667
The Coca-Cola Co.	99,072	4,149,135
Coca-Cola Enterprises, Inc.	5,504	238,599
Constellation Brands, Inc., Class A*	2,752	251,918
Dr. Pepper Snapple Group, Inc.	3,612	250,131
Molson Coors Brewing Co., Class B	2,924	217,487
Monster Beverage Corp.*	3,612	364,379
PepsiCo, Inc.	38,528	3,705,238
		9,767,428
Biotechnology – 3.3%
ACADIA Pharmaceuticals, Inc.*	7,052	195,340
Achillion Pharmaceuticals, Inc.*	20,812	244,541
Acorda Therapeutics, Inc.*	2,580	89,836
Aegerion Pharmaceuticals, Inc.*	2,408	48,617
Agenus, Inc.*	5,848	17,427
Agios Pharmaceuticals, Inc.*	860	72,266
Alexion Pharmaceuticals, Inc.*	4,472	855,762
Alkermes PLC*	2,064	104,335
Alnylam Pharmaceuticals, Inc.*	5,676	526,392
AMAG Pharmaceuticals, Inc.*	1,376	45,422
Amgen, Inc.	18,576	3,012,656
Anacor Pharmaceuticals, Inc.*	3,268	96,112
Arena Pharmaceuticals, Inc.*	17,200	74,992
ARIAD Pharmaceuticals, Inc.*	15,136	90,211
Array BioPharma, Inc.*	7,396	26,552
Arrowhead Research Corp.*	4,472	29,157
Athersys, Inc.*	172	265
AVEO Pharmaceuticals, Inc.*	3,956	3,837
BioCryst Pharmaceuticals, Inc.*	4,472	52,412
Biogen Idec, Inc.*	5,676	1,822,450
BioMarin Pharmaceutical, Inc.*	3,784	312,180
Bluebird Bio, Inc.*	3,956	166,112
Catalyst Pharmaceutical Partners, Inc.*	3,268	9,706
Celgene Corp.*	18,920	2,026,143

	Shares	Value
Biotechnology – (continued)
Celldex Therapeutics, Inc.*	6,536	$109,478
Cel-Sci Corp.*	11,696	7,895
Celsion Corp.*	688	1,885
Cepheid*	6,364	337,356
ChemoCentryx, Inc.*	4,816	27,066
Chimerix, Inc.*	2,752	85,422
Clovis Oncology, Inc.*	6,880	410,461
Coronado Biosciences, Inc.*	21,844	38,009
CTI BioPharma Corp.*	8,084	19,725
Cubist Pharmaceuticals, Inc.*	3,956	285,979
Curis, Inc.*	172	225
Cyclacel Pharmaceuticals, Inc.*	172	556
Cytori Therapeutics, Inc.*	8,600	4,463
CytRx Corp.*	4,644	13,282
Discovery Laboratories, Inc.*	172	315
Durata Therapeutics, Inc.*	2,064	49,598
Dyax Corp.*	11,008	136,169
Dynavax Technologies Corp.*	3,956	6,488
Emergent Biosolutions, Inc.*	2,064	46,688
Enanta Pharmaceuticals, Inc.*	172	7,396
EPIRUS Biopharmaceuticals, Inc.*	892	4,415
Epizyme, Inc.*	1,204	31,942
Exact Sciences Corp.*	8,600	207,002
Exelixis, Inc.*	1,720	2,924
Five Prime Therapeutics, Inc.*	344	4,486
Foundation Medicine, Inc.*	688	17,805
Galena Biopharma, Inc.*	3,268	6,699
Genomic Health, Inc.*	1,376	50,004
Geron Corp.*	10,492	23,397
Gilead Sciences, Inc.*	36,464	4,083,968
GTx, Inc.*	516	288
Halozyme Therapeutics, Inc.*	6,536	62,876
Idera Pharmaceuticals, Inc.*	3,612	9,211
ImmunoCellular Therapeutics Ltd.*	22,704	15,893
ImmunoGen, Inc.*	4,816	44,596
Immunomedics, Inc.*	12,040	47,558
Incyte Corp.*	6,880	461,373
Infinity Pharmaceuticals, Inc.*	8,600	117,132
Inovio Pharmaceuticals, Inc.*	3,784	42,986
Insmed, Inc.*	2,752	39,051
Insys Therapeutics, Inc.*	172	6,996
Intercept Pharmaceuticals, Inc.*	344	88,886
Intrexon Corp.*	5,332	119,010

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Ironwood Pharmaceuticals, Inc.*	10,836	$151,921
Isis Pharmaceuticals, Inc.*	11,008	507,028
IsoRay, Inc.*	4,816	8,332
Karyopharm Therapeutics, Inc.*	516	21,197
Keryx Biopharmaceuticals, Inc.*	7,568	127,521
KYTHERA Biopharmaceuticals, Inc.*	688	24,252
Lexicon Pharmaceuticals, Inc.*	30,444	44,144
Ligand Pharmaceuticals, Inc.*	2,236	123,584
MacroGenics, Inc.*	1,032	21,971
Mast Therapeutics, Inc.*	32,336	16,456
Medivation, Inc.*	1,548	163,624
MEI Pharma, Inc.*	4,300	34,615
Merrimack Pharmaceuticals, Inc.*	9,632	88,325
MiMedx Group, Inc.*	688	7,004
Momenta Pharmaceuticals, Inc.*	2,580	28,148
Myriad Genetics, Inc.*	8,600	339,614
Nanosphere, Inc.*	29,240	12,866
NanoViricides, Inc.*	3,956	15,072
Navidea Biopharmaceuticals, Inc.*	12,212	16,486
NeoStem, Inc.*	2,236	11,471
Neuralstem, Inc.*	6,020	16,555
Neurocrine Biosciences, Inc.*	7,912	146,530
NewLink Genetics Corp.*	2,064	67,390
Northwest Biotherapeutics, Inc.*	2,580	13,571
Novavax, Inc.*	16,340	91,504
NPS Pharmaceuticals, Inc.*	8,428	230,927
Ohr Pharmaceutical, Inc.*	1,892	13,717
OncoGenex Pharmaceuticals, Inc.*	172	385
OncoMed Pharmaceuticals, Inc.*	688	14,290
Onconova Therapeutics, Inc.*	3,956	19,226
Oncothyreon, Inc.*	21,500	38,700
OPKO Health, Inc.*	11,523	96,219
Orexigen Therapeutics, Inc.*	2,924	11,871
Osiris Therapeutics, Inc.*	2,408	32,821
OXiGENE, Inc.*	5,848	13,801
PDL BioPharma, Inc.	31,132	265,556
Peregrine Pharmaceuticals, Inc.*	24,424	39,078
Pharmacyclics, Inc.*	1,720	224,752
Portola Pharmaceuticals, Inc.*	4,816	137,256

	Shares	Value
Biotechnology – (continued)
Progenics Pharmaceuticals, Inc.*	3,440	$16,615
Protalix BioTherapeutics, Inc.*	5,848	12,866
PTC Therapeutics, Inc.*	1,720	70,296
Puma Biotechnology, Inc.*	4,644	1,163,786
Raptor Pharmaceutical Corp.*	4,472	42,976
Receptos, Inc.*	2,064	213,934
Regeneron Pharmaceuticals, Inc.*	1,892	744,918
Regulus Therapeutics, Inc.*	1,548	30,898
Repligen Corp.*	2,236	56,392
Rexahn Pharmaceuticals, Inc.*	16,512	11,874
Rigel Pharmaceuticals, Inc.*	16,340	32,353
Sangamo BioSciences, Inc.*	5,848	70,995
Sarepta Therapeutics, Inc.*	2,924	47,281
Seattle Genetics, Inc.*	2,924	107,223
Sorrento Therapeutics, Inc.*	2,408	10,162
Spectrum Pharmaceuticals, Inc.*	9,116	69,099
StemCells, Inc.*	18,232	21,696
Stemline Therapeutics, Inc.*	3,096	47,647
Sunesis Pharmaceuticals, Inc.*	4,128	7,018
Synageva BioPharma Corp.*	1,892	143,300
Synergy Pharmaceuticals, Inc.*	11,008	37,757
Synta Pharmaceuticals Corp.*	2,924	8,655
Tenax Therapeutics, Inc.*	6,536	25,883
TG Therapeutics, Inc.*	2,924	32,135
Threshold Pharmaceuticals, Inc.*	688	2,016
United Online Inc.	6,536	73,334
United Therapeutics Corp.*	2,064	270,322
Vanda Pharmaceuticals, Inc.*	3,956	47,512
Venaxis, Inc.*	5,504	7,761
Vertex Pharmaceuticals, Inc.*	6,708	755,589
Vical, Inc.*	12,556	15,695
XOMA Corp.*	7,396	31,729
ZIOPHARM Oncology, Inc.*	7,740	25,697
		24,492,871
Building Products – 0.3%
A.O. Smith Corp.	4,644	247,757
AAON, Inc.	4,381	86,087
American Woodmark Corp.*	1,032	42,219
Apogee Enterprises, Inc.	2,236	98,160
Armstrong World Industries, Inc.*	3,784	183,221
Builders FirstSource, Inc.*	3,612	21,419
Fortune Brands Home & Security, Inc.	2,580	111,585

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Gibraltar Industries, Inc.*	7,396	$112,789
Griffon Corp.	5,332	65,530
Insteel Industries, Inc.	1,032	24,603
Lennox International, Inc.	3,956	351,768
Masco Corp.	7,224	159,434
NCI Building Systems, Inc.*	1,032	20,506
Nortek, Inc.*	1,204	100,269
Owens Corning	4,644	148,887
Patrick Industries, Inc.*	1,892	80,826
Ply Gem Holdings, Inc.*	7,224	81,992
Quanex Building Products Corp.	2,924	58,539
Simpson Manufacturing Co., Inc.	4,300	142,244
Trex Co., Inc.*	2,236	96,148
Universal Forest Products, Inc.	1,548	77,354
USG Corp.*	6,364	170,937
		2,482,274
Capital Markets – 2.0%
Actua Corp.*	3,440	64,672
Affiliated Managers Group, Inc.*	1,204	240,547
Ameriprise Financial, Inc.	3,784	477,427
Arlington Asset Investment Corp., Class A	3,612	98,897
Artisan Partners Asset Management, Inc., Class A	688	33,354
The Bank of New York Mellon Corp.	27,692	1,072,234
BGC Partners, Inc., Class A	40,420	342,762
BlackRock, Inc. Calamos Asset	2,924	997,406
Management, Inc., Class A	4,988	68,336
The Charles Schwab Corp.	28,380	813,655
Cohen & Steers, Inc.	1,892	81,091
Cowen Group, Inc., Class A*	20,296	81,996
Diamond Hill Investment Group, Inc.	344	46,093
E*TRADE Financial Corp.*	17,888	398,902
Eaton Vance Corp.	4,128	152,034
Evercore Partners, Inc., Class A	2,752	142,471
FBR & Co.*	2,580	62,281
Federated Investors, Inc., Class B	13,416	419,518
Financial Engines, Inc.	3,612	144,010
Franklin Resources, Inc.	8,428	468,681

	Shares	Value
Capital Markets – (continued)
FXCM, Inc., Class A	3,440	$56,622
GAMCO Investors, Inc., Class A	516	42,632
GFI Group, Inc.	18,748	103,114
The Goldman Sachs Group, Inc.	9,804	1,862,662
Greenhill & Co., Inc.	1,548	69,660
HFF, Inc., Class A	2,752	86,633
INTL. FCStone, Inc.*	1,892	34,245
Invesco Ltd.	10,664	431,572
Investment Technology Group, Inc.*	5,848	104,855
Janus Capital Group, Inc.	29,584	443,464
KCG Holdings, Inc., Class A*	13,760	146,682
Legg Mason, Inc.	2,408	125,216
LPL Financial Holdings, Inc.	1,376	56,953
Manning & Napier, Inc.	3,268	51,765
Morgan Stanley	33,884	1,184,246
Northern Trust Corp.‡	6,020	399,126
Piper Jaffray Cos.*	3,956	223,356
Raymond James Financial, Inc.	1,720	96,544
Safeguard Scientifics, Inc.*	2,924	58,334
SEI Investments Co.	3,096	119,691
State Street Corp.	11,868	895,559
Stifel Financial Corp.*	13,588	645,567
T Rowe Price Group, Inc.	4,472	367,106
TD Ameritrade Holding Corp.	4,300	145,082
Virtus Investment Partners, Inc.	688	123,296
Waddell & Reed Financial, Inc., Class A	2,580	123,169
Walter Investment Management Corp.*	9,804	222,747
WisdomTree Investments, Inc.*	8,256	121,776
		14,548,041
Chemicals – 2.3%
A Schulman, Inc.	7,224	255,802
Advanced Emissions Solutions, Inc.*	3,956	79,990
Air Products & Chemicals, Inc.	4,644	625,361
Airgas, Inc.	1,892	211,034
Albemarle Corp.	2,408	140,579
American Vanguard Corp.	3,096	35,728
Ashland, Inc.	1,204	130,116
Axiall Corp.	10,664	429,759

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Balchem Corp.	2,580	$166,926
Cabot Corp.	14,792	686,792
Calgon Carbon Corp.*	5,676	119,366
Celanese Corp.	2,064	121,219
CF Industries Holdings, Inc.	860	223,600
Chemtura Corp.*	15,480	360,529
Cytec Industries, Inc.	7,912	368,937
The Dow Chemical Co.	23,564	1,164,062
E.I. du Pont de Nemours & Co.	22,016	1,522,406
Eastman Chemical Co.	2,752	222,307
Ecolab, Inc.	6,020	669,605
Ferro Corp.*	10,492	137,655
Flotek Industries, Inc.*	4,472	99,099
FMC Corp.	4,816	276,198
FutureFuel Corp.	1,892	25,201
HB Fuller Co.	3,268	137,158
Huntsman Corp.	3,268	79,739
Innophos Holdings, Inc.	3,956	225,492
Innospec, Inc.	3,440	138,873
International Flavors & Fragrances, Inc.	1,204	119,377
Intrepid Potash, Inc.*	4,988	67,089
Koppers Holdings, Inc.	3,440	135,811
Kraton Performance Polymers, Inc.*	4,128	73,850
Kronos Worldwide, Inc.	1,204	16,182
Landec Corp.*	6,192	77,957
LSB Industries, Inc.*	5,160	193,655
LyondellBasell Industries N.V., Class A	7,224	661,935
Minerals Technologies, Inc.	3,268	250,688
Monsanto Co.	11,008	1,266,360
The Mosaic Co.	4,816	213,397
NewMarket Corp.	172	66,738
Olin Corp.	16,168	391,912
OM Group, Inc.	3,440	89,543
Omnova Solutions, Inc.*	6,536	45,948
PolyOne Corp.	10,320	381,943
PPG Industries, Inc.	2,924	595,590
Praxair, Inc.	7,224	910,152
Quaker Chemical Corp.	1,892	155,295
Rentech, Inc.*	32,164	51,141

	Shares	Value
Chemicals – (continued)
Rockwood Holdings, Inc.	1,376	$105,828
RPM International, Inc.	2,236	101,291
The Scotts Miracle-Gro Co., Class A	3,096	183,407
Sensient Technologies Corp.	9,632	570,022
The Sherwin-Williams Co.	1,892	434,327
Sigma-Aldrich Corp.	2,064	280,518
Stepan Co.	2,408	106,626
Taminco Corp.*	1,720	44,531
Tredegar Corp.	2,752	52,343
Tronox Ltd., Class A	13,244	320,240
The Valspar Corp.	1,376	113,052
W.R. Grace & Co.*	1,376	130,170
Westlake Chemical Corp.	1,032	72,808
Zep, Inc.	2,408	38,672
		16,971,931
Commercial Services & Supplies – 1.2%
ABM Industries, Inc.	10,148	280,491
ACCO Brands Corp.*	19,092	157,127
The ADT Corp.	4,128	147,948
ARC Document Solutions, Inc.*	4,644	47,137
Brady Corp., Class A	9,976	237,828
The Brink’s Co.	8,084	169,764
Ceco Environmental Corp.	1,032	14,778
Cenveo, Inc.*	11,008	25,098
Cintas Corp.	2,408	176,362
Clean Harbors, Inc.*	1,548	76,827
Copart, Inc.*	2,064	69,020
Covanta Holding Corp.	12,040	265,723
Deluxe Corp.	12,212	742,490
Ennis, Inc.	3,956	58,668
G&K Services, Inc., Class A	1,376	86,784
Healthcare Services Group, Inc.	7,396	220,253
Herman Miller, Inc.	7,396	236,672
HNI Corp.	5,160	240,714
InnerWorkings, Inc.*	860	7,809
Interface, Inc.	4,472	71,686
KAR Auction Services, Inc.	5,848	177,545
Kimball International, Inc., Class B	6,880	123,702
Knoll, Inc.	5,160	102,632
Matthews International Corp., Class A	5,676	261,550

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
McGrath RentCorp	2,236	$81,681
Mobile Mini, Inc.	3,268	143,236
MSA Safety, Inc.	3,096	177,927
Multi-Color Corp.	3,096	152,633
Performant Financial Corp.*	1,548	13,359
Pitney Bowes, Inc.	14,104	348,933
Quad/Graphics, Inc.	4,128	91,022
R.R. Donnelley & Sons Co.	38,700	675,315
Republic Services, Inc.	5,332	204,749
Rollins, Inc.	1,548	49,335
SP Plus Corp.*	860	18,765
Steelcase, Inc., Class A	13,416	237,732
Stericycle, Inc.*	2,064	260,064
Team, Inc.*	1,376	57,985
Tetra Tech, Inc.	14,620	391,962
Tyco International Ltd.	9,804	420,886
UniFirst Corp.	1,548	172,695
United Stationers, Inc.	7,568	316,115
US Ecology, Inc.	1,892	95,130
Vectrus, Inc.*	2,106	51,471
Viad Corp.	1,548	39,489
Waste Connections, Inc.	3,268	163,073
Waste Management, Inc.	10,492	512,954
West Corp.	3,612	115,584
		8,790,703
Communications Equipment – 1.6%
ADTRAN, Inc.	7,396	156,869
Alliance Fiber Optic Products, Inc.	1,376	17,764
ARRIS Group, Inc.*	24,080	722,882
Aruba Networks, Inc.*	7,052	152,182
Black Box Corp.	2,408	52,952
Brocade Communications Systems, Inc.	37,324	400,486
CalAmp Corp.*	1,892	36,478
Calix, Inc.*	3,268	35,327
Ciena Corp.*	9,804	164,315
Cisco Systems, Inc.	113,692	2,782,043
Comtech Telecommunications Corp.	2,236	85,125
Digi International, Inc.*	1,548	12,817
EchoStar Corp., Class A*	2,580	120,563

	Shares	Value
Communications Equipment – (continued)
Emulex Corp.*	21,156	$119,743
Extreme Networks, Inc.*	12,556	45,076
F5 Networks, Inc.*	1,032	126,915
Finisar Corp.*	7,396	123,661
Harmonic, Inc.*	16,512	110,135
Harris Corp.	1,892	131,683
Infinera Corp.*	12,384	179,940
InterDigital, Inc.	4,128	204,047
Ixia*	20,468	197,107
JDS Uniphase Corp.*	21,672	291,705
Juniper Networks, Inc.	8,084	170,330
Motorola Solutions, Inc.	5,332	343,914
NETGEAR, Inc.*	7,740	263,470
Oclaro, Inc.*	14,448	22,683
Oplink Communications, Inc.	1,376	28,690
Palo Alto Networks, Inc.*	2,064	218,165
ParkerVision, Inc.*	9,288	12,167
Plantronics, Inc.	4,300	223,041
Polycom, Inc.*	14,620	191,230
Procera Networks, Inc.*	4,816	36,072
QUALCOMM, Inc.	39,216	3,078,848
Riverbed Technology, Inc.*	20,296	385,421
Ruckus Wireless, Inc.*	6,708	87,070
ShoreTel, Inc.*	10,492	84,880
Sonus Networks, Inc.*	26,144	90,720
Tessco Technologies, Inc.	516	16,383
Ubiquiti Networks, Inc.	1,204	43,067
ViaSat, Inc.*	3,612	226,256
xG Technology, Inc.*	4,644	7,755
		11,799,977
Construction & Engineering – 0.5%
AECOM Technology Corp.*	23,805	774,837
Aegion Corp.*	9,804	179,609
Ameresco, Inc., Class A*	344	2,835
Argan, Inc.	2,408	83,823
Chicago Bridge & Iron Co. N.V.	172	9,398
Comfort Systems USA, Inc.	3,268	50,197
Dycom Industries, Inc.*	2,924	91,784
EMCOR Group, Inc.	11,868	523,735
Fluor Corp.	2,408	159,747
Foster Wheeler AG	3,784	117,418
Furmanite Corp.*	3,096	23,158

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Granite Construction, Inc.	3,956	$146,016
Great Lakes Dredge & Dock Corp.*	4,988	34,866
Jacobs Engineering Group, Inc.*	1,548	73,453
Layne Christensen Co.*	5,332	38,390
MasTec, Inc.*	13,932	399,012
MYR Group, Inc.*	4,644	120,465
Northwest Pipe Co.*	1,720	61,542
Orion Marine Group, Inc.*	3,440	37,702
Pike Corp.*	6,192	73,932
Primoris Services Corp.	3,956	113,616
Quanta Services, Inc.*	4,644	158,268
Tutor Perini Corp.*	8,772	245,704
		3,519,507
Construction Materials – 0.1%
Eagle Materials, Inc.	2,236	195,493
Headwaters, Inc.*	7,224	91,745
Martin Marietta Materials, Inc.	2,366	276,633
US Concrete, Inc.*	860	21,242
Vulcan Materials Co.	3,096	191,054
		776,167
Consumer Finance – 0.7%
American Express Co.	18,404	1,655,440
Capital One Financial Corp.	10,664	882,659
Cash America International, Inc.	6,020	295,883
Consumer Portfolio Services, Inc.*	5,848	41,287
Credit Acceptance Corp.*	2,064	304,564
Discover Financial Services	8,772	559,478
Encore Capital Group, Inc.*	6,020	273,970
Ezcorp, Inc., Class A*	14,448	162,973
First Cash Financial Services, Inc.*	2,580	152,426
Green Dot Corp., Class A*	6,708	160,321
Nelnet, Inc., Class A	4,128	196,452
Portfolio Recovery Associates, Inc.*	5,504	348,128
Santander Consumer USA Holdings, Inc.	2,924	54,094
SLM Corp.	11,008	105,126
Springleaf Holdings, Inc.*	3,956	148,034
World Acceptance Corp.*	1,892	135,581
		5,476,416

	Shares	Value
Containers & Packaging – 0.5%
AEP Industries, Inc.*	1,032	$47,462
AptarGroup, Inc.	4,300	267,632
Avery Dennison Corp.	1,720	80,582
Ball Corp.	2,236	144,065
Bemis Co., Inc.	4,128	158,804
Berry Plastics Group, Inc.*	20,468	532,577
Crown Holdings, Inc.*	3,612	173,123
Graphic Packaging Holding Co.*	65,876	799,076
Greif, Inc., Class A	4,128	181,880
MeadWestvaco Corp.	4,128	182,334
Myers Industries, Inc.	6,192	92,508
Owens-Illinois, Inc.*	6,192	159,568
Packaging Corp. of America	1,720	123,978
Rock-Tenn Co., Class A	3,784	193,552
Sealed Air Corp.	3,784	137,170
Silgan Holdings, Inc.	9,460	465,054
Sonoco Products Co.	1,720	70,296
		3,809,661
Distributors – 0.2%
Core-Mark Holding Co., Inc.	5,504	319,397
Genuine Parts Co.	3,956	384,048
LKQ Corp.*	7,912	226,046
Pool Corp.	4,644	277,247
VOXX International Corp.*	2,236	19,073
		1,225,811
Diversified Consumer Services – 0.5%
American Public Education, Inc.*	688	21,321
Apollo Education Group, Inc.*	22,360	640,838
Ascent Capital Group, Inc., Class A*	2,924	188,013
Bridgepoint Education, Inc.*	5,160	65,222
Bright Horizons Family Solutions, Inc.*	3,440	153,286
Capella Education Co.	1,548	109,506
Career Education Corp.*	8,772	50,878
Carriage Services, Inc.	4,816	96,127
Chegg, Inc.*	15,308	101,798
Corinthian Colleges, Inc.*	34,744	6,431
DeVry Education Group, Inc.	8,944	432,979
Education Management Corp.*	6,880	4,094
Graham Holdings Co., Class B	344	269,558

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
Grand Canyon Education, Inc.*	4,300	$205,970
H&R Block, Inc.	6,192	200,064
Houghton Mifflin Harcourt Co.*	8,772	175,528
ITT Educational Services, Inc.*	7,052	71,296
K12, Inc.*	172	2,133
LifeLock, Inc.*	7,396	125,066
Regis Corp.	3,612	61,332
Service Corp. International	9,288	203,129
Sotheby’s	5,160	204,646
Steiner Leisure Ltd.*	2,064	87,059
Strayer Education, Inc.*	2,752	201,419
Universal Technical Institute, Inc.	516	6,146
Weight Watchers International, Inc.*	3,268	85,131
		3,768,970
Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc., Class B*	44,892	6,292,063
CBOE Holdings, Inc.	4,128	243,304
CME Group, Inc.	8,772	735,181
Gain Capital Holdings, Inc.	3,440	29,447
Interactive Brokers Group, Inc., Class A	8,600	222,052
Intercontinental Exchange, Inc.	2,408	501,662
Leucadia National Corp.	7,912	188,152
MarketAxess Holdings, Inc.	3,440	222,396
Marlin Business Services Corp.	4,300	90,902
McGraw Hill Financial, Inc.	5,160	466,877
Moody’s Corp.	4,300	426,689
MSCI, Inc.	2,236	104,332
The NASDAQ OMX Group, Inc.	1,720	74,407
PHH Corp.*	14,104	334,124
PICO Holdings, Inc.*	1,892	41,813
TPG Specialty Lending, Inc.	7,052	118,262
Voya Financial, Inc.	1,032	40,506
		10,132,169
Diversified Telecommunication Services – 1.5%
8x8, Inc.*	12,384	97,338
Alaska Communications Systems Group, Inc.*	52,632	71,053
AT&T, Inc.	115,756	4,032,939

	Shares	Value
Diversified Telecommunication Services – (continued)
Atlantic Tele-Network, Inc.	1,892	$127,123
CenturyLink, Inc.	12,384	513,688
Cincinnati Bell, Inc.*	22,876	83,955
Cogent Communications Holdings, Inc.	3,612	122,591
Consolidated Communications Holdings, Inc.	3,440	89,096
Frontier Communications Corp.	21,500	140,610
General Communication, Inc., Class A*	3,612	42,369
IDT Corp., Class B	2,924	48,187
inContact, Inc.*	4,128	36,739
Inteliquent, Inc.	1,892	31,842
Iridium Communications, Inc.*	17,716	168,302
Level 3 Communications, Inc.*	3,268	153,302
Lumos Networks Corp.	2,408	41,418
ORBCOMM, Inc.*	2,924	18,480
Premiere Global Services, Inc.*	10,664	111,652
tw telecom inc*	2,752	117,731
Verizon Communications, Inc.	90,472	4,546,218
Vonage Holdings Corp.*	25,112	87,390
Windstream Holdings, Inc.	10,320	108,154
		10,790,177
Electric Utilities – 1.7%
ALLETE, Inc.	4,300	224,632
American Electric Power Co., Inc.	9,288	541,862
Cleco Corp.	6,364	342,129
Duke Energy Corp.	16,856	1,384,720
Edison International	6,192	387,495
El Paso Electric Co.	9,804	370,983
The Empire District Electric Co.	8,428	239,692
Entergy Corp.	3,784	317,932
Exelon Corp.	18,060	660,815
FirstEnergy Corp.	9,288	346,814
Great Plains Energy, Inc.	2,236	60,215
Hawaiian Electric Industries, Inc.	22,532	634,501
IDACORP, Inc.	11,008	696,036
ITC Holdings Corp.	2,580	102,194
MGE Energy, Inc.	4,644	206,519
NextEra Energy, Inc.	8,772	879,130
Northeast Utilities	7,224	356,504
NRG Yield, Inc., Class A	1,204	60,164

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
OGE Energy Corp.	7,568	$282,211
Otter Tail Corp.	4,300	133,300
Pepco Holdings, Inc.	7,052	192,802
Pinnacle West Capital Corp.	2,752	169,165
PNM Resources, Inc.	19,092	550,804
Portland General Electric Co.	18,748	682,615
PPL Corp.	15,652	547,663
The Southern Co.	27,864	1,291,775
UIL Holdings Corp.	12,384	509,478
Unitil Corp.	2,752	95,880
Westar Energy, Inc.	1,548	58,530
Xcel Energy, Inc.	9,976	333,897
		12,660,457
Electrical Equipment – 0.6%
Acuity Brands, Inc.	1,892	263,802
American Superconductor Corp.*	17,888	23,433
AMETEK, Inc.	4,816	251,154
AZZ, Inc.	2,408	112,598
The Babcock & Wilcox Co.	2,064	59,030
Broadwind Energy, Inc.*	1,204	7,682
Capstone Turbine Corp.*	24,252	24,252
Eaton Corp. PLC	7,224	494,049
Emerson Electric Co.	15,308	980,630
Encore Wire Corp.	1,548	58,731
EnerSys	8,428	529,278
Enphase Energy, Inc.*	1,720	25,834
Franklin Electric Co., Inc.	3,268	122,027
FuelCell Energy, Inc.*	13,932	28,143
Generac Holdings, Inc.*	3,096	140,373
General Cable Corp.	7,224	102,364
Global Power Equipment Group, Inc.	688	9,377
GrafTech International Ltd.*	10,836	46,486
Hubbell, Inc., Class B	860	97,533
Plug Power, Inc.*	18,576	87,493
Polypore International, Inc.*	3,784	166,193
Powell Industries, Inc.	860	39,156
Real Goods Solar, Inc., Class A*	3,784	3,047
Regal-Beloit Corp.	3,440	244,137
Revolution Lighting Technologies, Inc.*	3,268	5,654

	Shares	Value
Electrical Equipment – (continued)
Rockwell Automation, Inc.	2,752	$309,187
Sensata Technologies Holding N.V.*	2,408	117,535
SolarCity Corp.*	1,376	81,432
Thermon Group Holdings, Inc.*	3,096	75,450
		4,506,060
Electronic Equipment, Instruments & Components – 1.3%
Amphenol Corp., Class A	6,536	330,591
Anixter International, Inc.	5,332	454,126
Arrow Electronics, Inc.*	1,892	107,579
Avnet, Inc.	2,924	126,463
AVX Corp.	11,696	168,890
Badger Meter, Inc.	1,204	68,532
Belden, Inc.	4,644	330,606
Benchmark Electronics, Inc.*	12,900	305,988
Checkpoint Systems, Inc.*	4,472	59,299
Cognex Corp.*	7,224	285,781
Coherent, Inc.*	2,064	134,470
Control4 Corp.*	5,848	90,702
Corning, Inc.	25,284	516,552
CTS Corp.	6,192	113,933
Daktronics, Inc.	2,924	38,918
Dolby Laboratories, Inc., Class A	1,032	43,261
DTS, Inc.*	344	10,244
Electro Scientific Industries, Inc.	9,976	70,830
Fabrinet*	2,924	53,246
FARO Technologies, Inc.*	1,204	67,424
FEI Co.	2,580	217,442
Flextronics International Ltd.*	7,052	75,597
FLIR Systems, Inc.	3,784	126,878
GSI Group, Inc.*	2,580	33,153
II-VI, Inc.*	172	2,320
Ingram Micro, Inc., Class A*	14,792	397,017
Insight Enterprises, Inc.*	10,320	234,780
InvenSense, Inc.*	6,536	105,949
IPG Photonics Corp.*	3,096	227,277
Itron, Inc.*	4,128	160,703
Jabil Circuit, Inc.	172	3,603
Kemet Corp.*	8,428	40,454
Knowles Corp.*	6,683	130,051
Littelfuse, Inc.	1,892	184,546
Maxwell Technologies, Inc.*	2,236	26,072

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Mercury Systems, Inc.*	2,924	$40,878
Mesa Laboratories, Inc.	172	13,136
Methode Electronics, Inc.	3,440	135,467
MTS Systems Corp.	1,376	90,830
National Instruments Corp.	1,720	54,490
Neonode, Inc.*	172	368
Newport Corp.*	3,612	64,619
OSI Systems, Inc.*	1,548	109,722
Park Electrochemical Corp.	860	22,188
PC Connection, Inc.	3,268	77,942
Plexus Corp.*	6,880	284,488
RealD, Inc.*	4,816	54,517
Rofin-Sinar Technologies, Inc.*	2,580	57,766
Rogers Corp.*	1,892	129,356
Sanmina Corp.*	19,952	500,197
ScanSource, Inc.*	6,192	236,411
SYNNEX Corp.	6,192	428,363
TE Connectivity Ltd.	8,428	515,204
Tech Data Corp.*	8,772	523,864
Trimble Navigation Ltd.*	5,848	157,077
TTM Technologies, Inc.*	8,600	59,426
Uni-Pixel, Inc.*	3,268	16,471
Universal Display Corp.*	3,096	96,843
Vishay Intertechnology, Inc.	36,808	497,276
Zebra Technologies Corp., Class A*	4,988	367,865
		9,878,041
Energy Equipment & Services – 1.7%
Atwood Oceanics, Inc.*	1,720	69,918
Baker Hughes, Inc.	8,428	446,347
Basic Energy Services, Inc.*	6,364	82,096
Bristow Group, Inc.	2,752	203,373
C&J Energy Services, Inc.*	9,632	185,994
Cameron International Corp.*	3,956	235,580
CARBO Ceramics, Inc.	1,892	97,760
Core Laboratories N.V.	1,204	167,994
Dawson Geophysical Co.	5,332	90,591
Diamond Offshore Drilling, Inc.	4,300	162,153
Dresser-Rand Group, Inc.*	1,892	154,576
Dril-Quip, Inc.*	2,408	216,600

	Shares	Value
Energy Equipment & Services – (continued)
Ensco PLC, Class A	516	$20,944
Era Group, Inc.*	1,376	32,185
Exterran Holdings, Inc.	6,708	263,826
FMC Technologies, Inc.*	3,784	212,055
Forum Energy Technologies, Inc.*	15,136	413,213
Frank’s International N.V.	3,096	53,344
Geospace Technologies Corp.*	344	10,592
Gulfmark Offshore, Inc., Class A	1,376	41,500
Halliburton Co.	16,684	919,956
Helix Energy Solutions Group, Inc.*	13,416	357,402
Helmerich & Payne, Inc.	1,892	164,263
Hercules Offshore, Inc.*	40,764	67,261
Hornbeck Offshore Services, Inc.*	7,224	221,488
ION Geophysical Corp.*	20,124	56,347
Key Energy Services, Inc.*	2,408	7,320
Matrix Service Co.*	4,300	107,758
Nabors Industries Ltd.	3,268	58,334
National Oilwell Varco, Inc.	10,320	749,645
Natural Gas Services Group, Inc.*	1,376	35,404
Newpark Resources, Inc.*	19,780	226,085
Noble Corp. PLC	6,364	133,135
Nuverra Environmental Solutions, Inc.*	3,440	32,577
Oceaneering International, Inc.	5,504	386,766
Oil States International, Inc.*	1,720	102,753
Parker Drilling Co.*	23,564	104,624
Patterson-UTI Energy, Inc.	13,760	316,893
PHI, Inc.*	2,924	130,820
Pioneer Energy Services Corp.*	15,480	142,106
RigNet, Inc.*	688	29,894
RPC, Inc.	11,352	186,173
Schlumberger Ltd.	32,508	3,207,239
SEACOR Holdings, Inc.*	3,096	255,265
Superior Energy Services, Inc.	2,924	73,539
Tesco Corp.	6,536	124,445
TETRA Technologies, Inc.*	15,480	147,524
Tidewater, Inc.	6,536	240,982
Unit Corp.*	10,148	491,366
Willbros Group, Inc.*	6,020	35,337
		12,273,342

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – 1.6%
The Andersons, Inc.	5,332	$339,808
Casey’s General Stores, Inc.	3,784	309,796
The Chefs’ Warehouse, Inc*	516	9,221
Costco Wholesale Corp.	11,352	1,514,016
CVS Health Corp.	26,832	2,302,454
Fairway Group Holdings Corp.*	3,268	9,771
The Fresh Market, Inc.*	2,752	101,026
Ingles Markets, Inc., Class A	2,064	55,522
The Kroger Co.	13,416	747,405
The Pantry, Inc.*	4,128	106,379
PriceSmart, Inc.	1,376	122,505
Rite Aid Corp.*	45,752	240,198
Roundy’s, Inc.	5,848	19,708
Safeway, Inc.	3,096	107,927
SpartanNash Co.	7,568	169,599
Sprouts Farmers Market, Inc.*	2,408	70,097
SUPERVALU, Inc.*	44,720	385,934
Sysco Corp.	12,556	483,908
United Natural Foods, Inc.*	3,956	269,087
Walgreen Co.	20,296	1,303,409
Wal-Mart Stores, Inc.	38,356	2,925,412
Weis Markets, Inc.	1,720	76,781
Whole Foods Market, Inc.	5,504	216,472
		11,886,435
Food Products – 1.5%
Archer-Daniels-Midland Co.	12,728	598,216
B&G Foods, Inc.	3,096	91,208
Boulder Brands, Inc.*	4,644	41,239
Bunge Ltd.	3,612	320,204
Calavo Growers, Inc.	1,376	66,791
Cal-Maine Foods, Inc.	3,956	347,297
Campbell Soup Co.	4,644	205,126
Chiquita Brands International, Inc.*	12,040	173,737
ConAgra Foods, Inc.	10,664	366,308
Darling Ingredients, Inc.*	25,284	444,998
Dean Foods Co.	6,020	88,554
Diamond Foods, Inc.*	2,752	82,973
Flowers Foods, Inc.	1,720	32,680
Fresh Del Monte Produce, Inc.	9,116	292,715
General Mills, Inc.	11,696	607,724
The Hain Celestial Group, Inc.*	3,268	353,761

	Shares	Value
Food Products – (continued)
The Hershey Co.	2,236	$214,455
Hormel Foods Corp.	2,752	148,360
Ingredion, Inc.	860	66,435
J&J Snack Foods Corp.	1,548	159,490
The JM Smucker Co.	1,548	160,992
Kellogg Co.	5,504	352,036
Keurig Green Mountain, Inc.	3,096	469,818
Kraft Foods Group, Inc.	12,728	717,223
Lancaster Colony Corp.	2,064	188,835
Limoneira Co.	172	4,414
McCormick & Co., Inc.	2,580	182,458
Mead Johnson Nutrition Co.	4,816	478,277
Mondelez International, Inc., Class A	35,604	1,255,397
Omega Protein Corp.*	4,988	72,077
Pilgrim’s Pride Corp.*	8,944	254,099
Pinnacle Foods, Inc.	6,020	203,476
Post Holdings, Inc.*	3,096	116,100
Sanderson Farms, Inc.	4,988	418,892
Snyder’s-Lance, Inc.	5,504	163,964
Tootsie Roll Industries, Inc.	2,064	61,198
TreeHouse Foods, Inc.*	3,612	307,634
Tyson Foods, Inc., Class A	6,192	249,847
The WhiteWave Foods Co.*	10,836	403,424
		10,762,432
Gas Utilities – 0.4%
AGL Resources, Inc.	2,064	111,270
Atmos Energy Corp.	1,204	63,812
Chesapeake Utilities Corp.	3,352	162,337
The Laclede Group, Inc.	6,192	314,368
National Fuel Gas Co.	1,548	107,168
New Jersey Resources Corp.	10,836	633,689
Northwest Natural Gas Co.	2,580	121,080
ONE Gas, Inc.	3,440	130,548
Piedmont Natural Gas Co., Inc.	5,676	215,745
Questar Corp.	2,752	66,351
South Jersey Industries, Inc.	2,752	161,377
Southwest Gas Corp.	6,536	379,676
UGI Corp.	2,064	77,792
WGL Holdings, Inc.	13,932	654,804
		3,200,017

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – 2.3%
Abaxis, Inc.	1,376	$72,460
Abbott Laboratories	38,184	1,664,441
ABIOMED, Inc.*	2,580	84,598
Accuray, Inc.*	6,192	39,195
Alere, Inc.*	17,544	701,234
Align Technology, Inc.*	4,300	226,266
Analogic Corp.	860	62,728
AngioDynamics, Inc.*	3,096	52,632
Anika Therapeutics, Inc.*	1,032	41,425
Antares Pharma, Inc.*	3,268	6,765
AtriCure, Inc.*	1,032	17,998
Baxter International, Inc.	13,416	940,998
Becton Dickinson and Co.	3,784	487,001
Biolase, Inc.*	688	1,637
Boston Scientific Corp.*	28,208	374,602
C.R. Bard, Inc.	1,376	225,623
Cantel Medical Corp.	2,752	116,685
Cardiovascular Systems, Inc.*	1,720	53,320
CareFusion Corp.*	4,300	246,691
Cerus Corp.*	3,956	16,457
CONMED Corp.	5,332	223,891
The Cooper Cos., Inc.	1,204	197,336
Covidien PLC	10,664	985,780
Cutera, Inc.*	1,204	12,642
Cyberonics, Inc.*	1,892	99,330
Cynosure, Inc., Class A*	5,848	147,896
Delcath Systems, Inc.*	173	287
DENTSPLY International, Inc.	2,924	148,451
Derma Sciences, Inc.*	2,924	26,608
DexCom, Inc.*	6,708	301,525
Edwards Lifesciences Corp.*	2,580	311,974
Endologix, Inc.*	3,956	45,098
EnteroMedics, Inc.*	688	922
Fonar Corp.*	1,548	19,536
GenMark Diagnostics, Inc.*	3,440	39,216
Globus Medical, Inc., Class A*	5,332	118,210
Greatbatch, Inc.*	5,160	258,980
Haemonetics Corp.*	6,020	227,074
HeartWare International, Inc.*	1,548	119,382
Hill-Rom Holdings, Inc.	7,224	321,324
Hologic, Inc.*	6,708	175,683

	Shares	Value
Health Care Equipment & Supplies – (continued)
ICU Medical, Inc.*	1,204	$85,364
IDEXX Laboratories, Inc.*	1,204	170,571
Insulet Corp.*	4,988	215,332
Integra LifeSciences Holdings Corp.*	4,472	228,564
Intuitive Surgical, Inc.*	860	426,388
Invacare Corp.	2,752	43,234
Masimo Corp.*	3,784	95,508
Medtronic, Inc.	24,424	1,664,740
Meridian Bioscience, Inc.	2,752	51,022
Merit Medical Systems, Inc.*	5,160	78,174
Natus Medical, Inc.*	2,580	87,720
Neogen Corp.*	2,924	128,364
NuVasive, Inc.*	3,956	161,800
NxStage Medical, Inc.*	7,396	112,123
OraSure Technologies, Inc.*	6,708	60,037
Orthofix International N.V.*	5,160	151,446
PhotoMedex, Inc.*	10,320	39,629
Quidel Corp.*	2,064	58,927
ResMed, Inc.	3,784	197,600
Rockwell Medical, Inc.*	1,032	8,999
RTI Surgical, Inc.*	15,136	77,042
Sirona Dental Systems, Inc.*	1,204	94,574
The Spectranetics Corp.*	3,784	120,218
St. Jude Medical, Inc.	4,988	320,080
STAAR Surgical Co.*	2,924	27,983
Stereotaxis, Inc.*	860	1,703
STERIS Corp.	6,364	393,295
Stryker Corp.	6,880	602,206
Sunshine Heart, Inc.*	172	834
SurModics, Inc.*	860	18,619
Symmetry Medical, Inc.*	7,396	73,220
Tandem Diabetes Care, Inc.*	2,236	35,910
TearLab Corp.*	5,848	16,901
Teleflex, Inc.	2,408	274,801
Tornier N.V.*	3,440	96,148
Unilife Corp.*	6,192	22,725
Varian Medical Systems, Inc.*	2,236	188,092
Vascular Solutions, Inc.*	1,892	55,644
Volcano Corp.*	7,568	76,588
West Pharmaceutical Services, Inc.	5,160	264,450
Wright Medical Group, Inc.*	5,160	163,159

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Zeltiq Aesthetics, Inc.*	2,580	$66,151
Zimmer Holdings, Inc.	3,612	401,799
		16,671,585
Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.*	3,096	192,107
Aetna, Inc.	6,708	553,477
Air Methods Corp.*	3,096	146,224
Alliance HealthCare Services, Inc.*	1,548	37,353
Almost Family, Inc.*	1,720	50,637
Amedisys, Inc.*	8,256	215,482
AmerisourceBergen Corp.	3,956	337,882
AMN Healthcare Services, Inc.*	11,696	200,586
Amsurg Corp.*	7,568	408,748
Bio-Reference Laboratories, Inc.*	2,752	82,670
BioScrip, Inc.*	15,136	97,779
BioTelemetry, Inc.*	2,064	17,317
Brookdale Senior Living, Inc.*	7,684	259,028
Capital Senior Living Corp.*	2,236	50,310
Cardinal Health, Inc.	7,224	566,940
Centene Corp.*	3,612	334,724
Chemed Corp.	4,644	480,004
Cigna Corp.	5,504	548,033
Community Health Systems, Inc.*	3,784	208,006
CorVel Corp.*	688	23,681
DaVita HealthCare Partners, Inc.*	3,440	268,561
The Ensign Group, Inc.	4,644	179,816
Envision Healthcare Holdings, Inc.*	2,408	84,160
ExamWorks Group, Inc.*	4,128	160,084
Express Scripts Holding Co.*	15,652	1,202,387
Five Star Quality Care, Inc.*	6,708	27,704
Gentiva Health Services, Inc.*	7,568	149,090
Hanger, Inc.*	2,580	61,739
HCA Holdings, Inc.*	6,020	421,701
Health Net, Inc.*	20,984	996,950
HealthSouth Corp.	9,976	402,332
Healthways, Inc.*	4,644	71,982
Henry Schein, Inc.*	1,720	206,452
Humana, Inc.	2,924	405,997
IPC The Hospitalist Co., Inc.*	1,892	78,821

	Shares	Value
Health Care Providers & Services – (continued)
Kindred Healthcare, Inc.	12,556	$273,093
Laboratory Corp of America Holdings*	2,408	263,170
LHC Group, Inc.*	2,064	50,258
LifePoint Hospitals, Inc.*	11,868	830,760
Magellan Health, Inc.*	4,816	291,464
McKesson Corp.	4,988	1,014,609
MEDNAX, Inc.*	3,612	225,497
Molina Healthcare, Inc.*	7,912	384,840
MWI Veterinary Supply, Inc.*	1,032	175,084
National Healthcare Corp.	2,236	134,853
Omnicare, Inc.	1,892	125,988
Owens & Minor, Inc.	13,416	447,021
Patterson Cos., Inc.	2,580	111,224
PharMerica Corp.*	7,568	217,126
The Providence Service Corp.*	2,408	106,385
Quest Diagnostics, Inc.	3,612	229,218
Select Medical Holdings Corp.	17,200	248,024
Team Health Holdings, Inc.*	6,880	430,275
Tenet Healthcare Corp.*	2,924	163,890
Triple-S Management Corp., Class B*	2,580	57,121
U.S. Physical Therapy, Inc.	1,032	44,531
UnitedHealth Group, Inc.	20,984	1,993,690
Universal American Corp.*	5,676	52,900
Universal Health Services, Inc., Class B	1,204	124,867
VCA, Inc.*	9,116	415,416
WellCare Health Plans, Inc.*	8,944	607,029
WellPoint, Inc.	5,676	719,092
		19,266,189
Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	14,620	200,586
athenahealth, Inc.*	1,032	126,420
Castlight Health, Inc., Class B*	1,548	19,365
Cerner Corp.*	8,944	566,513
Computer Programs & Systems, Inc.	1,032	64,995
HealthStream, Inc.*	1,376	42,601
HMS Holdings Corp.*	9,116	211,765
IMS Health Holdings, Inc.*	2,236	54,223

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Technology – (continued)
MedAssets, Inc.*	6,880	$149,021
Medidata Solutions, Inc.*	3,956	178,455
Merge Healthcare, Inc.*	17,544	48,246
Omnicell, Inc.*	3,096	100,032
Veeva Systems, Inc., Class A*	2,752	81,955
Vocera Communications, Inc.*	3,612	37,384
		1,881,561
Hotels, Restaurants & Leisure – 2.1%
Aramark	1,720	48,005
Bally Technologies, Inc.*	3,612	290,405
Belmond Ltd., Class A*	7,568	86,729
Biglari Holdings, Inc.*	205	71,578
BJ’s Restaurants, Inc.*	1,892	83,286
Bloomin’ Brands, Inc.*	688	13,010
Bob Evans Farms, Inc.	3,784	184,849
Boyd Gaming Corp.*	8,084	93,370
Bravo Brio Restaurant Group, Inc.*	4,128	57,255
Brinker International, Inc.	6,536	350,591
Buffalo Wild Wings, Inc.*	1,548	231,086
Burger King Worldwide, Inc.	1,204	39,347
Caesars Entertainment Corp.*	7,740	94,351
Carnival Corp.	10,148	407,442
The Cheesecake Factory, Inc.	4,644	213,345
Chipotle Mexican Grill, Inc.*	688	438,944
Choice Hotels International, Inc.	2,752	147,232
Churchill Downs, Inc.	1,204	122,784
Chuy’s Holdings, Inc.*	1,376	41,156
Cracker Barrel Old Country Store, Inc.	3,612	416,644
Darden Restaurants, Inc.	3,268	169,217
Del Frisco’s Restaurant Group, Inc.*	2,236	51,920
Denny’s Corp.*	13,416	115,646
Diamond Resorts International, Inc.*	4,300	111,628
DineEquity, Inc.	1,204	107,108
Domino’s Pizza, Inc.	4,128	366,525
Dunkin’ Brands Group, Inc.	2,064	93,871
Einstein Noah Restaurant Group, Inc.	688	13,932

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Fiesta Restaurant Group, Inc.*	1,720	$94,858
Hilton Worldwide Holdings, Inc.*	9,460	238,771
Hyatt Hotels Corp., Class A*	860	50,929
International Game Technology	56,244	921,839
International Speedway Corp., Class A	2,064	64,665
Interval Leisure Group, Inc.	2,924	61,521
Isle of Capri Casinos, Inc.*	5,332	39,617
Jack in the Box, Inc.	3,784	268,815
Jamba, Inc.*	172	2,296
Krispy Kreme Doughnuts, Inc.*	3,784	71,593
Las Vegas Sands Corp.	5,848	364,097
Life Time Fitness, Inc.*	8,428	470,030
The Marcus Corp.	3,784	64,820
Marriott International, Inc., Class A	4,988	377,841
Marriott Vacations Worldwide Corp.	3,096	214,986
McDonald’s Corp.	25,284	2,369,869
MGM Resorts International*	9,804	227,943
Morgans Hotel Group Co.*	3,268	26,111
Multimedia Games Holding Co., Inc.*	2,236	78,036
Noodles & Co.*	1,204	27,487
Norwegian Cruise Line Holdings Ltd.*	2,408	93,912
Panera Bread Co., Class A*	688	111,208
Papa John’s International, Inc.	2,924	136,726
Penn National Gaming, Inc.*	6,708	87,808
Pinnacle Entertainment, Inc.*	12,040	308,585
Popeyes Louisiana Kitchen, Inc.*	2,064	95,666
Potbelly Corp.*	5,504	70,231
Red Robin Gourmet Burgers, Inc.*	1,204	66,184
Royal Caribbean Cruises Ltd.	2,408	163,672
Ruby Tuesday, Inc.*	14,620	112,282
Ruth’s Hospitality Group, Inc.	3,096	37,678
Scientific Games Corp., Class A*	3,784	44,538
Six Flags Entertainment Corp.	3,268	131,700
Sonic Corp.*	5,504	138,756
Starbucks Corp.	17,372	1,312,628
Starwood Hotels & Resorts Worldwide, Inc.	4,128	316,453
Texas Roadhouse, Inc.	5,332	153,935
Town Sports International Holdings, Inc.	172	1,018

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Vail Resorts, Inc.	3,956	$341,640
The Wendy’s Co.	30,616	245,540
Wyndham Worldwide Corp.	2,580	200,389
Wynn Resorts Ltd.	2,064	392,181
Yum! Brands, Inc.	9,288	667,157
		15,727,267
Household Durables – 0.8%
Beazer Homes USA, Inc.*	2,236	40,091
Cavco Industries, Inc.*	688	50,135
DR Horton, Inc.	6,708	152,875
Ethan Allen Interiors, Inc.	1,548	43,808
Garmin Ltd.	2,924	162,223
Harman International Industries, Inc.	1,032	110,775
Helen of Troy Ltd.*	7,052	436,166
Hovnanian Enterprises, Inc., Class A*	39,560	148,746
iRobot Corp.*	2,408	86,014
Jarden Corp.*	2,064	134,346
KB Home	21,328	335,703
La-Z-Boy, Inc.	4,300	98,298
Leggett & Platt, Inc.	2,064	81,280
Lennar Corp., Class A	3,956	170,424
Libbey, Inc.*	5,676	163,185
M/I Homes, Inc.*	1,720	37,049
MDC Holdings, Inc.	9,288	226,813
Meritage Homes Corp.*	6,880	253,115
Mohawk Industries, Inc.*	1,720	244,309
NACCO Industries, Inc., Class A	860	50,370
Newell Rubbermaid, Inc.	5,676	189,181
NVR, Inc.*	172	211,144
PulteGroup, Inc.	6,708	128,726
The Ryland Group, Inc.	9,460	338,763
Skullcandy, Inc.*	3,784	31,559
Standard Pacific Corp.*	36,292	268,561
Taylor Morrison Home Corp., Class A*	860	14,826
Tempur Sealy International, Inc.*	6,708	353,109
Toll Brothers, Inc.*	6,708	214,321
TRI Pointe Homes, Inc.*	34,572	473,291
Tupperware Brands Corp.	1,376	87,720

	Shares	Value
Household Durables – (continued)
Turtle Beach Corp.*	2,580	$14,912
Universal Electronics, Inc.*	2,924	166,346
WCI Communities, Inc.*	3,612	67,761
Whirlpool Corp.	1,892	325,519
William Lyon Homes, Class A*	3,268	77,321
ZAGG, Inc.*	6,880	46,234
		6,035,019
Household Products – 1.3%
Central Garden and Pet Co., Class A*	12,728	109,334
Church & Dwight Co., Inc.	2,924	211,727
The Clorox Co.	2,752	273,824
Colgate-Palmolive Co.	20,640	1,380,403
Energizer Holdings, Inc.	1,204	147,671
Harbinger Group, Inc.*	24,252	318,671
Kimberly-Clark Corp.	7,224	825,486
The Procter & Gamble Co.	70,520	6,154,280
Spectrum Brands Holdings, Inc.	2,752	249,304
WD-40 Co.	1,204	92,311
		9,763,011
Independent Power and Renewable Electricity Producers – 0.2%
The AES Corp.	14,620	205,703
Calpine Corp.*	7,912	180,552
Dynegy, Inc.*	26,660	813,130
NRG Energy, Inc.	6,880	206,262
Ormat Technologies, Inc.	2,580	74,691
Pattern Energy Group, Inc.	1,548	44,552
		1,524,890
Industrial Conglomerates – 1.4%
3M Co.	14,792	2,274,566
Carlisle Cos., Inc.	1,376	122,299
Danaher Corp.	14,448	1,161,619
General Electric Co.	247,852	6,397,060
Raven Industries, Inc.	688	17,441
Roper Industries, Inc.	2,580	408,414
		10,381,399

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – 3.4%
ACE Ltd.	7,396	$808,383
Aflac, Inc.	5,160	308,207
Alleghany Corp.*	344	152,832
Allied World Assurance Co. Holdings AG	2,064	78,432
The Allstate Corp.	8,084	524,247
Ambac Financial Group, Inc.*	1,892	43,289
American Equity Investment Life Holding Co.	14,448	372,903
American Financial Group, Inc.	1,204	72,035
American International Group, Inc.	32,508	1,741,454
American National Insurance Co.	1,720	196,218
AMERISAFE, Inc.	1,548	64,552
AmTrust Financial Services, Inc.	7,912	355,011
Aon PLC	6,708	576,888
Arch Capital Group Ltd.*	3,612	203,428
Argo Group International Holdings Ltd.	6,880	383,904
Arthur J Gallagher & Co.	3,612	172,292
Aspen Insurance Holdings Ltd.	16,684	727,923
Assurant, Inc.	1,548	105,605
Assured Guaranty Ltd.	7,568	174,669
Axis Capital Holdings Ltd.	3,268	157,321
Brown & Brown, Inc.	3,612	115,078
The Chubb Corp.	4,300	427,248
Cincinnati Financial Corp.	4,644	234,383
CNA Financial Corp.	3,784	147,879
CNO Financial Group, Inc.	33,368	604,962
eHealth, Inc.*	1,548	38,623
Employers Holdings, Inc.	2,752	56,113
Endurance Specialty Holdings Ltd.	9,632	558,174
Enstar Group Ltd.*	2,236	331,084
Erie Indemnity Co., Class A	1,032	87,586
Everest Re Group Ltd.	860	146,759
FBL Financial Group, Inc., Class A	2,752	136,444
First American Financial Corp.	25,112	761,396
FNF Group	3,784	112,915
FNFV Group*	1,258	16,908
Genworth Financial, Inc., Class A*	6,192	86,626
Greenlight Capital Re Ltd., Class A*	7,224	234,419
The Hanover Insurance Group, Inc.	10,148	679,307

	Shares	Value
Insurance – (continued)
The Hartford Financial Services Group, Inc.	6,536	$258,695
HCC Insurance Holdings, Inc.	1,548	80,790
HCI Group, Inc.	1,892	96,189
Hilltop Holdings, Inc.*	12,728	280,398
Horace Mann Educators Corp.	9,804	298,140
Infinity Property & Casualty Corp.	2,236	163,250
Kemper Corp.	9,804	361,277
Lincoln National Corp.	4,300	235,468
Loews Corp.	14,448	629,933
Maiden Holdings Ltd.	11,180	133,601
Markel Corp.*	344	237,666
Marsh & McLennan Cos., Inc.	11,696	635,912
MBIA, Inc.*	13,588	132,619
Meadowbrook Insurance Group, Inc.	3,784	24,104
Mercury General Corp.	7,396	392,876
MetLife, Inc.	24,080	1,306,099
Montpelier Re Holdings Ltd.	12,384	410,406
National Interstate Corp.	1,892	53,808
National Western Life Insurance Co., Class A	688	186,448
The Navigators Group, Inc.*	2,580	175,672
Old Republic International Corp.	16,340	241,342
OneBeacon Insurance Group Ltd., Class A	5,160	82,199
PartnerRe Ltd.	860	99,493
The Phoenix Cos, Inc.*	1,204	71,469
Platinum Underwriters Holdings Ltd.	6,708	420,122
Primerica, Inc.	9,976	510,272
Principal Financial Group, Inc.	4,472	234,199
ProAssurance Corp.	5,160	241,385
The Progressive Corp.	11,524	304,349
Protective Life Corp.	5,676	395,504
Prudential Financial, Inc.	9,976	883,275
Reinsurance Group of America, Inc.	1,032	86,946
RenaissanceRe Holdings Ltd.	688	71,091
RLI Corp.	3,096	153,531
Safety Insurance Group, Inc.	2,236	139,482
Selective Insurance Group, Inc.	9,632	248,698
StanCorp Financial Group, Inc.	9,288	646,073
Stewart Information Services Corp.	2,924	103,276

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Symetra Financial Corp.	23,908	$566,620
Third Point Reinsurance Ltd.*	4,300	65,790
Torchmark Corp.	2,317	122,708
The Travelers Cos., Inc.	6,708	676,166
United Fire Group, Inc.	4,644	150,837
Universal Insurance Holdings, Inc.	5,848	102,340
Unum Group	4,300	143,878
Validus Holdings Ltd.	1,720	68,422
W.R. Berkley Corp.	1,548	79,784
White Mountains Insurance Group Ltd.	172	107,486
Willis Group Holdings PLC	4,472	181,250
XL Group PLC	6,364	215,612
		25,502,447
Internet & Catalog Retail – 0.9%
1-800-Flowers.com, Inc., Class A*	172	1,381
Amazon.com, Inc.*	8,428	2,574,417
Blue Nile, Inc.*	172	6,106
Coupons.com, Inc.*	1,032	14,365
Expedia, Inc.	2,236	189,993
FTD Cos., Inc.*	2,380	83,728
Groupon, Inc.*	11,868	86,755
HomeAway, Inc.*	9,116	318,148
HSN, Inc.	1,892	125,004
Lands’ End, Inc.*	2,580	122,473
Liberty Interactive Corp., Class A*	10,664	278,757
Liberty Ventures*	1,507	52,906
Netflix, Inc.*	1,376	540,451
Nutrisystem, Inc.	4,128	69,516
Orbitz Worldwide, Inc.*	5,332	44,096
Overstock.com, Inc.*	3,268	75,556
PetMed Express, Inc.	1,376	18,177
The Priceline Group, Inc.*	1,204	1,452,277
RetailMeNot, Inc.*	4,816	101,425
Shutterfly, Inc.*	4,644	194,259
TripAdvisor, Inc.*	2,408	213,493
ValueVision Media, Inc., Class A*	5,160	29,206
		6,592,489

	Shares	Value
Internet Software & Services – 2.9%
Akamai Technologies, Inc.*	6,192	$373,378
Angie’s List, Inc.*	2,752	19,181
AOL, Inc.*	5,504	239,589
Bankrate, Inc.*	4,816	52,302
Bazaarvoice, Inc.*	11,524	85,854
Blucora, Inc.*	8,084	137,024
Brightcove, Inc.*	1,548	9,923
Carbonite, Inc.*	1,376	15,053
Care.com, Inc.*	1,376	11,421
comScore, Inc.*	2,408	101,473
Constant Contact, Inc.*	2,752	97,311
Conversant, Inc.*	15,136	533,544
Cornerstone OnDemand, Inc.*	3,096	112,292
CoStar Group, Inc.*	1,548	249,367
Cvent, Inc.*	1,376	35,693
Dealertrack Technologies, Inc.*	3,784	178,037
Demand Media, Inc.*	410	2,886
Demandware, Inc.*	2,580	154,671
Dice Holdings, Inc.*	4,300	42,871
Digital River, Inc.*	1,892	48,378
EarthLink Holdings Corp.	32,852	117,610
eBay, Inc.*	26,832	1,408,680
Envestnet, Inc.*	2,236	99,323
Equinix, Inc.	1,376	287,446
Facebook, Inc., Class A*	46,784	3,508,332
Global Eagle Entertainment, Inc.*	3,612	44,175
Gogo, Inc.*	5,848	97,135
Google, Inc.*	7,912	4,423,441
Google, Inc., Class A*	5,848	3,320,904
GrubHub, Inc.*	2,064	75,047
IAC/InterActiveCorp	1,204	81,499
Internap Network Services Corp.*	5,332	42,709
Intralinks Holdings, Inc.*	5,160	44,582
j2 Global, Inc.	5,504	297,711
LinkedIn Corp., Class A*	2,236	511,955
Liquidity Services, Inc.*	6,708	85,728
LivePerson, Inc.*	6,364	91,642
LogMeIn, Inc.*	1,892	90,911
Marchex, Inc., Class B	1,548	5,929
Marin Software, Inc.*	1,892	16,933
Marketo, Inc.*	3,268	105,458
MeetMe, Inc.*	9,460	18,731
MercadoLibre, Inc.	1,032	140,507

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Millennial Media, Inc.*	5,332	$10,931
Monster Worldwide, Inc.*	20,296	78,343
Move, Inc.*	3,612	75,671
NIC, Inc.	3,784	69,739
OPOWER, Inc.*	1,204	21,865
Pandora Media, Inc.*	6,364	122,698
Perficient, Inc.*	6,708	111,219
QuinStreet, Inc.*	12,212	49,459
Rackspace Hosting, Inc.*	1,892	72,577
Rocket Fuel, Inc.*	1,376	21,493
SciQuest, Inc.*	860	12,823
Shutterstock, Inc.*	1,032	80,248
Spark Networks, Inc.*	516	2,183
SPS Commerce, Inc.*	1,032	60,166
Stamps.com, Inc.*	1,032	38,081
Support.com, Inc.*	20,124	42,864
Textura Corp.*	2,236	59,567
Travelzoo, Inc.*	4,644	60,790
Tremor Video, Inc.*	24,080	56,588
Trulia, Inc.*	2,752	128,381
Twitter, Inc.*	12,040	499,299
Unwired Planet, Inc.*	13,244	20,528
VeriSign, Inc.*	3,440	205,574
Vistaprint N.V.*	7,396	494,497
Web.com Group, Inc.*	8,428	173,027
WebMD Health Corp.*	4,128	176,183
XO Group, Inc.*	2,236	28,464
Xoom Corp.*	4,300	64,930
Yahoo!, Inc.*	22,360	1,029,678
Yelp, Inc.*	1,376	82,560
Zillow, Inc., Class A*	1,032	112,209
Zix Corp.*	13,588	44,840
		21,524,111
IT Services – 2.8%
Accenture PLC, Class A	13,588	1,102,259
Acxiom Corp.*	5,332	100,455
Alliance Data Systems Corp.*	688	194,945
Automatic Data Processing, Inc.	12,900	1,054,962
Blackhawk Network Holdings, Inc.*	3,096	106,998

	Shares	Value
IT Services – (continued)
Booz Allen Hamilton Holding Corp.	9,632	$253,803
Broadridge Financial Solutions, Inc.	2,408	105,783
CACI International, Inc., Class A*	4,988	410,463
Cardtronics, Inc.*	4,988	191,489
Cass Information Systems, Inc.	688	32,708
Ciber, Inc.*	16,856	55,119
Cognizant Technology Solutions Corp., Class A*	13,072	638,567
Computer Sciences Corp.	2,236	135,054
Computer Task Group, Inc.	8,600	75,680
Convergys Corp.	9,288	187,339
CoreLogic, Inc.*	7,912	248,199
CSG Systems International, Inc.	6,192	164,150
Datalink Corp.*	2,752	34,813
DST Systems, Inc.	3,268	314,872
EPAM Systems, Inc.*	1,892	90,324
Euronet Worldwide, Inc.*	4,816	258,475
EVERTEC, Inc.	516	11,713
ExlService Holdings, Inc.*	2,924	81,843
Fidelity National Information Services, Inc.	6,020	351,508
Fiserv, Inc.*	5,848	406,319
FleetCor Technologies, Inc.*	1,720	258,963
Forrester Research, Inc.	1,032	41,569
Gartner, Inc.*	1,720	138,821
Genpact Ltd.*	5,676	99,614
Global Cash Access Holdings, Inc.*	16,340	119,119
Global Payments, Inc.	1,204	96,922
Heartland Payment Systems, Inc.	3,268	168,792
Higher One Holdings, Inc.*	13,588	34,921
iGATE Corp.*	6,020	223,041
InterCloud Systems, Inc.*	1,892	6,508
International Business Machines Corp.	20,124	3,308,386
Jack Henry & Associates, Inc.	1,720	102,890
Leidos Holdings, Inc.	10,836	396,273
Lionbridge Technologies, Inc.*	10,148	49,015
ManTech International Corp., Class A	5,676	159,836
MasterCard, Inc., Class A	22,876	1,915,865
MAXIMUS, Inc.	6,020	291,729

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
ModusLink Global Solutions, Inc.*	9,804	$34,314
MoneyGram International, Inc.*	8,772	75,439
NeuStar, Inc., Class A*	14,104	372,487
Paychex, Inc.	9,116	427,905
Planet Payment, Inc.*	5,676	9,592
Sapient Corp.*	7,052	122,141
Science Applications International Corp.	8,600	420,626
ServiceSource International, Inc.*	12,040	45,993
Sykes Enterprises, Inc.*	8,944	192,654
Syntel, Inc.*	1,204	104,278
TeleTech Holdings, Inc.*	4,816	124,301
Teradata Corp.*	4,644	196,534
Total System Services, Inc.	5,332	180,168
Unisys Corp.*	7,912	202,864
Vantiv, Inc., Class A*	3,784	117,001
VeriFone Systems, Inc.*	16,340	608,828
Virtusa Corp.*	1,548	63,437
Visa, Inc., Class A	11,868	2,865,291
The Western Union Co.	15,136	256,707
WEX, Inc.*	1,892	214,856
Xerox Corp.	20,640	274,099
		20,929,619
Leisure Products – 0.2%
Arctic Cat, Inc.	3,096	104,211
Black Diamond, Inc.*	1,720	13,347
Brunswick Corp.	6,708	313,934
Callaway Golf Co.	5,848	45,848
Hasbro, Inc.	3,956	227,589
JAKKS Pacific, Inc.*	4,644	29,629
LeapFrog Enterprises, Inc.*	4,644	24,706
Mattel, Inc.	3,268	101,537
Nautilus, Inc.*	344	4,603
Polaris Industries, Inc.	1,032	155,687
Smith & Wesson Holding Corp.*	4,816	48,931
Sturm Ruger & Co., Inc.	1,376	57,352
		1,127,374
Life Sciences Tools & Services – 0.6%
Accelerate Diagnostics, Inc.*	1,548	33,623
Affymetrix, Inc.*	7,396	66,638

	Shares	Value
Life Sciences Tools & Services – (continued)
Agilent Technologies, Inc.	7,224	$399,343
Bio-Rad Laboratories, Inc., Class A*	1,204	135,835
Bruker Corp.*	12,040	249,589
Cambrex Corp.*	4,128	87,018
Charles River Laboratories International, Inc.*	4,472	282,452
CombiMatrix Corp.*	5,848	8,421
Covance, Inc.*	2,064	164,914
Fluidigm Corp.*	1,892	54,868
Illumina, Inc.*	2,580	496,856
Luminex Corp.*	3,268	62,092
Mettler-Toledo International, Inc.*	1,032	266,741
NeoGenomics, Inc.*	3,612	20,408
Pacific Biosciences of California, Inc.*	4,128	27,080
PAREXEL International Corp.*	5,504	298,922
PerkinElmer, Inc.	2,408	104,555
Quintiles Transnational Holdings, Inc.*	1,548	90,620
Sequenom, Inc.*	19,780	64,681
Techne Corp.	3,268	297,551
Thermo Fisher Scientific, Inc.	8,944	1,051,546
Waters Corp.*	1,720	190,576
		4,454,329
Machinery – 2.2%
Accuride Corp.*	6,880	33,162
Actuant Corp., Class A	6,192	196,224
AGCO Corp.	4,988	221,018
Alamo Group, Inc.	688	29,474
Albany International Corp., Class A	4,128	155,956
Allison Transmission Holdings, Inc.	1,032	33,519
Altra Industrial Motion Corp.	2,236	70,479
American Railcar Industries, Inc.	2,064	135,832
Astec Industries, Inc.	1,720	65,205
Barnes Group, Inc.	8,944	326,993
Blount International, Inc.*	5,160	79,000
Briggs & Stratton Corp.	6,708	135,569
Caterpillar, Inc.	12,040	1,220,976
Chart Industries, Inc.*	2,236	104,086
CIRCOR International, Inc.	2,236	168,035

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
CLARCOR, Inc.	4,988	$333,996
Colfax Corp.*	3,268	177,714
Columbus McKinnon Corp.	3,612	102,761
Commercial Vehicle Group, Inc.*	1,548	10,139
Crane Co.	7,224	450,416
Cummins, Inc.	2,752	402,287
Deere & Co.	5,160	441,386
Donaldson Co., Inc.	2,236	92,973
Douglas Dynamics, Inc.	1,720	35,656
Dover Corp.	2,752	218,619
Dynamic Materials Corp.	1,032	18,793
Energy Recovery, Inc.*	4,300	19,694
EnPro Industries, Inc.*	1,720	110,992
ESCO Technologies, Inc.	1,204	45,776
Federal Signal Corp.	5,332	75,714
Flowserve Corp.	5,848	397,606
FreightCar America, Inc.	1,032	34,025
Global Brass & Copper Holdings, Inc.	2,236	31,304
The Gorman-Rupp Co.	2,064	65,511
Graco, Inc.	1,032	81,012
Graham Corp.	688	23,048
The Greenbrier Cos., Inc.	4,644	290,436
Harsco Corp.	11,180	242,382
Hillenbrand, Inc.	12,900	429,441
Hyster-Yale Materials Handling, Inc.	1,376	108,002
IDEX Corp.	1,548	115,961
Illinois Tool Works, Inc.	8,256	751,709
Ingersoll-Rand PLC	6,020	376,972
ITT Corp.	7,912	356,515
John Bean Technologies Corp.	4,644	139,181
Joy Global, Inc.	1,204	63,367
Kadant, Inc.	2,752	113,768
Kennametal, Inc.	1,548	59,768
L.B. Foster Co., Class A	1,376	74,428
Lincoln Electric Holdings, Inc.	2,064	149,599
Lindsay Corp.	1,376	120,675
Lydall, Inc.*	4,644	143,639
Manitex International, Inc.*	1,376	15,728
The Manitowoc Co., Inc.	7,740	161,302
Meritor, Inc.*	21,672	249,011

	Shares	Value
Machinery – (continued)
The Middleby Corp.*	3,612	$319,662
Mueller Industries, Inc.	4,988	161,910
Mueller Water Products, Inc., Class A	12,040	118,835
Navistar International Corp.*	8,256	292,015
NN, Inc.	3,956	98,900
Nordson Corp.	1,032	79,000
Oshkosh Corp.	4,128	184,769
PACCAR, Inc.	6,364	415,696
Pall Corp.	2,064	188,691
Parker-Hannifin Corp.	2,924	371,436
Pentair PLC	3,268	219,119
Proto Labs, Inc.*	1,720	112,436
RBC Bearings, Inc.	1,720	104,490
Rexnord Corp.*	7,052	208,387
Snap-on, Inc.	1,204	159,097
SPX Corp.	860	81,519
Standex International Corp.	1,720	148,350
Stanley Black & Decker, Inc.	2,924	273,803
Sun Hydraulics Corp.	1,892	75,321
Tennant Co.	1,548	114,134
Terex Corp.	9,976	287,010
The Timken Co.	688	29,577
Titan International, Inc.	3,612	38,143
The Toro Co.	4,644	286,674
TriMas Corp.*	1,720	54,455
Trinity Industries, Inc.	10,320	368,527
Valmont Industries, Inc.	516	70,264
Wabash National Corp.*	15,996	164,759
WABCO Holdings, Inc.*	1,376	133,995
Wabtec Corp.	2,064	178,123
Watts Water Technologies, Inc., Class A	2,924	177,282
Woodward, Inc.	6,192	317,092
Xylem, Inc.	3,440	125,078
		16,065,383
Marine – 0.1%
Kirby Corp.*	1,204	133,139
Matson, Inc.	11,180	318,518
		451,657

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – 2.8%
AMC Entertainment Holdings, Inc., Class A	3,268	$83,007
AMC Networks, Inc., Class A*	1,548	93,886
Cablevision Systems Corp., Class A	4,472	83,269
Carmike Cinemas, Inc.*	3,956	126,790
CBS Corp., Class B	10,492	568,876
Charter Communications, Inc., Class A*	1,892	299,674
Cinemark Holdings, Inc.	5,160	182,251
Clear Channel Outdoor Holdings, Inc., Class A	19,436	141,105
Comcast Corp., Class A	62,264	3,446,312
CTC Media, Inc.	13,760	87,514
Cumulus Media, Inc., Class A*	12,728	49,130
Dex Media, Inc.*	3,096	24,118
DIRECTV*	9,804	850,889
Discovery Communications, Inc., Class A*	4,472	158,085
Discovery Communications, Inc., Class C*	5,676	198,603
DISH Network Corp., Class A*	4,472	284,643
DreamWorks Animation SKG, Inc., Class A*	5,332	118,797
E.W. Scripps Co., Class A*	2,924	56,141
Entravision Communications Corp., Class A	16,168	83,427
Gannett Co., Inc.	3,096	97,524
Gray Television, Inc.*	2,236	20,661
Harte-Hanks, Inc.	8,084	52,627
The Interpublic Group of Cos., Inc.	8,428	163,419
John Wiley & Sons, Inc., Class A	8,772	512,197
Journal Communications, Inc., Class A*	7,224	70,868
Lamar Advertising Co., Class A	1,376	71,070
Lee Enterprises, Inc.*	6,880	25,662
Liberty Media Corp., Class A*	3,268	156,929
Liberty Media Corp., Class C*	5,504	263,807
Lions Gate Entertainment Corp.	4,128	136,761
Live Nation Entertainment, Inc.*	20,296	527,696
Loral Space & Communications, Inc.*	1,032	78,948

	Shares	Value
Media – (continued)
The Madison Square Garden Co., Class A*	2,580	$195,461
The McClatchy Co., Class A*	5,676	20,207
Media General, Inc.*	5,848	87,369
Meredith Corp.	6,708	349,755
Morningstar, Inc.	1,892	129,129
National CineMedia, Inc.	3,612	57,431
The New York Times Co., Class A	13,416	172,261
News Corp., Class A*	12,040	186,379
Nexstar Broadcasting Group, Inc., Class A	2,236	100,888
Omnicom Group, Inc.	4,988	358,438
ReachLocal, Inc.*	172	779
Regal Entertainment Group, Class A	11,868	262,876
Rentrak Corp.*	688	52,887
Scholastic Corp.	4,644	161,658
Scripps Networks Interactive, Inc., Class A	2,924	225,850
Sinclair Broadcast Group, Inc., Class A	14,964	434,704
Sirius XM Holdings, Inc.*	78,260	268,432
Sizmek, Inc.*	8,944	51,249
Starz, Class A*	7,740	239,166
Time Warner Cable, Inc.	6,020	886,204
Time Warner, Inc.	20,468	1,626,592
Twenty-First Century Fox, Inc., Class A	45,236	1,559,737
Viacom, Inc., Class B	8,772	637,549
The Walt Disney Co.	38,184	3,489,254
World Wrestling Entertainment, Inc., Class A	3,268	40,360
		20,709,301
Metals & Mining – 0.9%
A.M. Castle & Co.*	1,376	10,114
AK Steel Holding Corp.*	19,264	145,829
Alcoa, Inc.	24,424	409,346
Allegheny Technologies, Inc.	1,548	50,852
Allied Nevada Gold Corp.*	15,308	21,278
Carpenter Technology Corp.	7,224	361,561
Century Aluminum Co.*	6,364	186,338
Cliffs Natural Resources, Inc.	15,996	179,635

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Coeur Mining, Inc.*	29,756	$110,097
Commercial Metals Co.	23,048	398,500
Compass Minerals International, Inc.	3,268	280,002
Freeport-McMoRan, Inc.	19,264	549,024
Globe Specialty Metals, Inc.	5,848	110,001
Gold Resource Corp.	6,020	23,418
Haynes International, Inc.	1,204	55,974
Hecla Mining Co.	25,456	55,494
Horsehead Holding Corp.*	10,492	164,829
Kaiser Aluminum Corp.	3,784	263,177
Materion Corp.	3,612	142,493
McEwen Mining, Inc.*	34,400	42,656
Molycorp, Inc.*	56,588	78,091
Newmont Mining Corp.	11,524	216,190
Noranda Aluminum Holding Corp.	17,200	75,852
Nucor Corp.	7,224	390,529
Olympic Steel, Inc.	1,548	31,146
Paramount Gold and Silver Corp.*	24,596	16,479
Reliance Steel & Aluminum Co.	1,204	81,246
Royal Gold, Inc.	2,064	117,958
RTI International Metals, Inc.*	1,892	44,557
Schnitzer Steel Industries, Inc., Class A	1,720	40,506
Southern Copper Corp.	6,192	178,206
Steel Dynamics, Inc.	3,096	71,239
Stillwater Mining Co.*	11,524	151,310
SunCoke Energy, Inc.*	6,536	156,210
U.S. Silica Holdings, Inc.	5,504	247,130
United States Steel Corp.	12,212	488,969
Walter Energy, Inc.	21,328	51,401
Worthington Industries, Inc.	9,288	358,981
		6,356,618
Multiline Retail – 0.6%
Big Lots, Inc.	13,760	628,144
The Bon-Ton Stores, Inc.	4,300	37,883
Burlington Stores, Inc.*	5,848	245,265
Dillard’s, Inc., Class A	516	54,572
Dollar General Corp.*	7,396	463,507
Dollar Tree, Inc.*	5,504	333,377
Family Dollar Stores, Inc.	2,580	201,988

	Shares	Value
Multiline Retail – (continued)
Fred’s, Inc., Class A	3,956	$62,109
J.C. Penney Co., Inc.*	72,584	552,364
Kohl’s Corp.	3,440	186,517
Macy’s, Inc.	6,708	387,857
Nordstrom, Inc.	3,612	262,267
Sears Holdings Corp.*	1,032	36,038
Target Corp.	14,792	914,442
Tuesday Morning Corp.*	6,708	136,776
		4,503,106
Multi-Utilities – 0.9%
Alliant Energy Corp.	1,376	85,188
Ameren Corp.	5,676	240,322
Avista Corp.	14,792	524,376
Black Hills Corp.	5,676	310,648
CenterPoint Energy, Inc.	13,588	333,585
CMS Energy Corp.	2,924	95,527
Consolidated Edison, Inc.	8,428	533,998
Dominion Resources, Inc.	11,524	821,661
DTE Energy Co.	4,300	353,288
Integrys Energy Group, Inc.	2,408	175,014
MDU Resources Group, Inc.	3,440	96,939
NiSource, Inc.	5,504	231,498
NorthWestern Corp.	7,912	418,070
PG&E Corp.	7,740	389,477
Public Service Enterprise Group, Inc.	9,804	405,003
SCANA Corp.	3,612	198,263
Sempra Energy	4,300	473,000
TECO Energy, Inc.	4,128	80,950
Vectren Corp.	21,500	966,425
Wisconsin Energy Corp.	3,956	196,455
		6,929,687
Oil, Gas & Consumable Fuels – 5.4%
Abraxas Petroleum Corp.*	16,684	68,905
Alon USA Energy, Inc.	6,020	96,561
Alpha Natural Resources, Inc.*	64,156	125,746
Amyris, Inc.*	3,096	9,350
Anadarko Petroleum Corp.	12,212	1,120,817
Antero Resources Corp.*	1,892	99,217
Apache Corp.	7,568	584,250
Approach Resources, Inc.*	3,096	30,650

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Arch Coal, Inc.	35,776	$77,276
Athlon Energy, Inc.*	2,752	160,442
Bill Barrett Corp.*	4,472	67,974
Bonanza Creek Energy, Inc.*	3,268	147,844
BPZ Resources, Inc.*	20,296	25,167
Cabot Oil & Gas Corp.	8,772	272,809
Callon Petroleum Co.*	5,504	36,106
Carrizo Oil & Gas, Inc.*	7,052	366,281
Cheniere Energy, Inc.*	5,332	399,900
Chesapeake Energy Corp.	14,448	320,457
Chevron Corp.	43,516	5,219,744
Cimarex Energy Co.	1,376	156,410
Clayton Williams Energy, Inc.*	860	71,500
Clean Energy Fuels Corp.*	6,708	49,036
Cloud Peak Energy, Inc.*	344	4,118
Cobalt International Energy, Inc.*	11,180	130,918
Comstock Resources, Inc.	8,428	99,788
Concho Resources, Inc.*	2,924	318,804
ConocoPhillips	27,692	1,997,978
CONSOL Energy, Inc.	4,644	170,899
Contango Oil & Gas Co.*	2,580	94,351
Continental Resources, Inc.*	2,064	116,348
CVR Energy, Inc.	1,204	58,490
Delek US Holdings, Inc.	11,868	402,207
Denbury Resources, Inc.	18,404	228,210
Devon Energy Corp.	10,664	639,840
Diamondback Energy, Inc.*	3,612	247,205
Emerald Oil, Inc.*	4,816	15,315
Endeavour International Corp.*	15,652	396
Energen Corp.	1,376	93,155
Energy Transfer Partners LP	6	387
Energy XXI Bermuda Ltd.	20,640	158,722
EOG Resources, Inc.	10,664	1,013,613
EP Energy Corp., Class A*	4,816	70,314
EQT Corp.	3,096	291,148
Evolution Petroleum Corp.	6,020	56,949
EXCO Resources, Inc.	11,868	36,197
Exxon Mobil Corp.	93,740	9,065,595
Forest Oil Corp.*	24,424	19,783
FX Energy, Inc.*	6,364	19,092
Gastar Exploration, Inc.*	6,536	26,144

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Gevo, Inc.*	344	$123
Goodrich Petroleum Corp.*	2,752	22,677
Gran Tierra Energy, Inc.*	46,440	211,766
Green Plains, Inc.	4,644	158,825
Gulfport Energy Corp.*	2,236	112,203
Halcon Resources Corp.*	25,456	79,168
Harvest Natural Resources, Inc.*	11,696	43,509
Hess Corp.	6,364	539,731
HollyFrontier Corp.	3,440	156,107
Jones Energy, Inc., Class A*	1,204	14,881
Kinder Morgan, Inc.	16,684	645,671
KiOR, Inc., Class A*	60	5
Kodiak Oil & Gas Corp.*	56,932	614,296
Kosmos Energy Ltd.*	4,988	46,538
Laredo Petroleum, Inc.*	2,408	45,656
Magnum Hunter Resources Corp.*	27,520	127,693
Marathon Oil Corp.	16,856	596,702
Marathon Petroleum Corp.	5,848	531,583
Matador Resources Co.*	5,676	137,757
Midstates Petroleum Co., Inc.*	1,548	4,598
Miller Energy Resources, Inc.*	2,580	8,978
Murphy Oil Corp.	5,332	284,676
Newfield Exploration Co.*	3,956	129,005
Noble Energy, Inc.	8,256	475,793
Northern Oil and Gas, Inc.*	14,448	163,262
Oasis Petroleum, Inc.*	2,924	87,603
Occidental Petroleum Corp.	13,932	1,238,973
ONEOK, Inc.	3,956	233,167
Pacific Ethanol, Inc.*	3,956	55,819
PBF Energy, Inc., Class A	12,040	313,883
PDC Energy, Inc.*	2,752	120,317
Peabody Energy Corp.	10,492	109,432
Penn Virginia Corp.*	9,460	81,072
PetroQuest Energy, Inc.*	20,296	95,391
Phillips 66	11,008	864,128
Pioneer Natural Resources Co.	2,580	487,775
QEP Resources, Inc.	5,332	133,673
Quicksilver Resources, Inc.*	23,392	12,786
Range Resources Corp.	2,408	164,707
Renewable Energy Group, Inc.*	6,880	72,446
Resolute Energy Corp.*	4,300	14,964
REX American Resources Corp.*	1,204	87,603

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Rex Energy Corp.*	4,300	$33,712
Rosetta Resources, Inc.*	10,148	385,928
RSP Permian, Inc.*	3,784	92,594
Sanchez Energy Corp.*	5,848	99,825
SandRidge Energy, Inc.*	45,408	177,091
SemGroup Corp., Class A	4,128	316,824
SM Energy Co.	860	48,418
Solazyme, Inc.*	4,988	38,258
Southwestern Energy Co.*	7,052	229,261
Spectra Energy Corp.	11,008	430,743
Stone Energy Corp.*	7,740	189,630
Swift Energy Co.*	3,268	22,386
Synergy Resources Corp.*	6,880	83,867
Targa Resources Corp.	2,236	287,617
Tesoro Corp.	2,236	159,673
Triangle Petroleum Corp.*	18,232	141,298
Ultra Petroleum Corp.*	8,428	192,158
Uranium Energy Corp.*	10,148	11,670
VAALCO Energy, Inc.*	13,760	102,099
Valero Energy Corp.	8,600	430,774
W&T Offshore, Inc.	3,096	28,143
Warren Resources, Inc.*	17,716	61,297
Western Refining, Inc.	16,512	752,782
Whiting Petroleum Corp.*	2,064	126,399
The Williams Cos., Inc.	15,824	878,390
World Fuel Services Corp.	15,652	645,488
WPX Energy, Inc.*	2,924	55,907
		40,229,582
Paper & Forest Products – 0.4%
Boise Cascade Co.*	6,020	217,081
Clearwater Paper Corp.*	3,784	243,500
Deltic Timber Corp.	516	33,587
Domtar Corp.	13,932	572,187
International Paper Co.	9,976	504,985
KapStone Paper and Packaging Corp.*	8,772	269,827
Louisiana-Pacific Corp.*	14,792	215,963
Neenah Paper, Inc.	3,440	209,874
PH Glatfelter Co.	6,364	160,564
Resolute Forest Products, Inc.*	20,124	373,502

	Shares	Value
Paper & Forest Products – (continued)
Schweitzer-Mauduit International, Inc.	7,568	$325,878
Wausau Paper Corp.	3,096	30,619
		3,157,567
Personal Products – 0.2%
Avon Products, Inc.	2,408	25,043
Coty, Inc., Class A*	3,956	65,670
Elizabeth Arden, Inc.*	2,924	47,954
The Estee Lauder Cos., Inc., Class A	7,568	568,962
Herbalife Ltd.	1,376	72,185
Inter Parfums, Inc.	2,236	63,502
Lifevantage Corp.*	33,540	45,279
Medifast, Inc.*	3,612	114,645
Nu Skin Enterprises, Inc., Class A	1,032	54,521
Revlon, Inc., Class A*	2,236	76,695
Rock Creek Pharmaceuticals, Inc.*	3,268	817
USANA Health Sciences, Inc.*	1,376	156,836
		1,292,109
Pharmaceuticals – 4.1%
AbbVie, Inc.	37,840	2,401,326
AcelRx Pharmaceuticals, Inc.*	1,548	10,263
Actavis PLC*	5,848	1,419,543
Akorn, Inc.*	6,880	306,504
Allergan, Inc.	6,880	1,307,613
Ampio Pharmaceuticals, Inc.*	3,096	12,012
Auxilium Pharmaceuticals, Inc.*	4,128	132,798
Avanir Pharmaceuticals, Inc.*	15,996	206,988
Biodel, Inc.*	4,128	6,398
BioDelivery Sciences International, Inc.*	6,880	119,712
Bristol-Myers Squibb Co.	38,356	2,231,936
Depomed, Inc.*	4,816	74,166
Durect Corp.*	7,224	5,274
Eli Lilly & Co.	23,220	1,540,183
Endo International PLC*	3,784	253,225
Endocyte, Inc.*	5,160	30,883
Forest Laboratories, Inc.* ^	652	—
Horizon Pharma plc*	8,772	113,510
Hospira, Inc.*	3,096	166,255
Impax Laboratories, Inc.*	7,224	209,279

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Jazz Pharmaceuticals PLC*	1,204	$203,283
Johnson & Johnson	68,800	7,415,264
Lannett Co., Inc.*	2,580	146,338
Mallinckrodt PLC*	4,892	450,945
The Medicines Co.*	4,472	113,231
Merck & Co., Inc.	69,832	4,046,066
Mylan, Inc.*	7,224	386,845
Nektar Therapeutics*	11,524	158,916
Omeros Corp.*	3,268	54,151
Oramed Pharmaceuticals, Inc.*	1,032	7,368
Pacira Pharmaceuticals, Inc.*	2,924	271,406
Pain Therapeutics, Inc.*	3,440	5,986
Perrigo Co. PLC	2,924	472,080
Pfizer, Inc.	156,004	4,672,320
POZEN, Inc.*	1,548	14,040
Prestige Brands Holdings, Inc.*	4,988	176,675
Repros Therapeutics, Inc.*	860	5,452
Sagent Pharmaceuticals, Inc.*	2,064	65,305
Salix Pharmaceuticals Ltd.*	2,580	371,133
SciClone Pharmaceuticals, Inc.*	11,868	90,672
Sucampo Pharmaceuticals, Inc., Class A*	344	2,965
Supernus Pharmaceuticals, Inc.*	344	2,762
TherapeuticsMD, Inc.*	7,396	32,838
Theravance, Inc.	6,880	110,218
VIVUS, Inc.*	20,640	69,970
XenoPort, Inc.*	1,032	6,997
Zoetis, Inc.	11,868	441,015
Zogenix, Inc.*	4,472	5,679
		30,347,788
Professional Services – 0.5%
Acacia Research Corp.	6,192	111,456
The Advisory Board Co.*	2,236	120,006
Barrett Business Services, Inc.	516	12,131
CBIZ, Inc.*	8,600	79,378
CDI Corp.	2,408	41,394
The Corporate Executive Board Co.	2,752	202,822
The Dun & Bradstreet Corp.	688	84,493
Equifax, Inc.	2,408	182,382
Exponent, Inc.	1,204	96,103

	Shares	Value
Professional Services – (continued)
Franklin Covey Co.*	344	$6,746
FTI Consulting, Inc.*	9,116	368,104
GP Strategies Corp.*	1,376	45,628
Heidrick & Struggles International, Inc.	1,376	28,648
Huron Consulting Group, Inc.*	2,236	155,648
ICF International, Inc.*	4,472	162,513
IHS, Inc., Class A*	1,376	180,297
Insperity, Inc.	2,236	70,568
Kelly Services, Inc., Class A	5,332	94,003
Kforce, Inc.	3,440	79,636
Korn/Ferry International*	7,396	206,570
Manpowergroup, Inc.	1,376	91,848
Mistras Group, Inc.*	2,236	36,872
Navigant Consulting, Inc.*	9,288	142,942
Nielsen N.V.	4,472	190,015
Odyssey Marine Exploration, Inc.*	516	609
On Assignment, Inc.*	4,128	120,125
Resources Connection, Inc.	2,752	42,574
Robert Half International, Inc.	3,096	169,599
RPX Corp.*	5,160	72,498
Towers Watson & Co., Class A	1,032	113,819
TriNet Group, Inc.*	6,192	185,265
TrueBlue, Inc.*	3,612	89,289
Verisk Analytics, Inc., Class A*	4,816	300,278
WageWorks, Inc.*	2,236	127,474
		4,011,733
Real Estate Investment Trusts (REITs) – 5.2%
Acadia Realty Trust	6,364	198,557
AG Mortgage Investment Trust, Inc.	6,364	121,361
Agree Realty Corp.	1,720	52,649
Alexander’s, Inc.	344	152,048
Alexandria Real Estate Equities, Inc.	2,408	199,864
American Assets Trust, Inc.	2,580	98,917
American Campus Communities, Inc.	4,300	168,861
American Capital Agency Corp.	7,568	172,096
American Capital Mortgage Investment Corp.	13,244	259,450
American Homes 4 Rent, Class A	10,836	189,955
American Realty Capital Properties, Inc.	26,316	233,423

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
American Residential Properties, Inc.*	3,612	$68,628
American Tower Corp.	9,116	888,810
AmREIT, Inc.	1,720	42,381
Annaly Capital Management, Inc.	23,908	272,790
Anworth Mortgage Asset Corp.	39,732	206,209
Apartment Investment & Management Co., Class A	4,300	153,897
Apollo Commercial Real Estate Finance, Inc.	8,084	132,901
Apollo Residential Mortgage, Inc.	6,364	106,151
Arbor Realty Trust, Inc.	7,052	47,460
Ares Commercial Real Estate Corp.	6,536	79,478
Armada Hoffler Properties, Inc.	2,408	22,587
ARMOUR Residential REIT, Inc.	68,284	270,405
Ashford Hospitality Prime, Inc.	6,800	117,844
Ashford Hospitality Trust, Inc.	12,556	141,883
Associated Estates Realty Corp.	7,224	141,085
AvalonBay Communities, Inc.	3,440	536,090
Aviv REIT, Inc.	1,720	58,016
BioMed Realty Trust, Inc.	3,268	70,981
Blackstone Mortgage Trust, Inc., Class A	1,892	52,825
Boston Properties, Inc.	4,644	588,627
Brandywine Realty Trust	19,092	294,590
Brixmor Property Group, Inc.	1,376	33,519
Camden Property Trust	2,752	210,996
Campus Crest Communities, Inc.	16,512	104,686
Capstead Mortgage Corp.	17,888	227,356
CatchMark Timber Trust, Inc., Class A	6,708	78,484
CBL & Associates Properties, Inc.	16,512	315,875
CBS Outdoor Americas, Inc.	11,180	340,207
Cedar Realty Trust, Inc.	7,224	49,701
Chambers Street Properties	14,276	117,206
Chatham Lodging Trust	2,236	57,286
Chesapeake Lodging Trust	5,848	193,218
Chimera Investment Corp.	141,556	441,655
Colony Financial, Inc.	21,156	471,356
Columbia Property Trust, Inc.	2,408	60,754
CoreSite Realty Corp.	2,236	82,777
Corporate Office Properties Trust	10,664	291,554
Corrections Corp. of America	2,924	107,545

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Cousins Properties, Inc.	34,744	$452,019
Crown Castle International Corp.	8,256	644,959
CubeSmart	14,276	300,510
CyrusOne, Inc.	6,364	173,801
CYS Investments, Inc.	41,796	373,238
DCT Industrial Trust, Inc.	27,864	238,794
DDR Corp.	12,900	234,006
DiamondRock Hospitality Co.	20,468	293,716
Digital Realty Trust, Inc.	2,924	201,727
Douglas Emmett, Inc.	2,236	62,899
Duke Realty Corp.	9,976	189,145
DuPont Fabros Technology, Inc.	7,052	218,400
Dynex Capital, Inc.	15,652	131,790
EastGroup Properties, Inc.	2,236	153,971
Education Realty Trust, Inc.	16,340	183,988
Empire State Realty Trust, Inc., Class A	6,364	101,569
EPR Properties	5,504	308,774
Equity Commonwealth	10,836	289,430
Equity LifeStyle Properties, Inc.	1,376	67,562
Equity One, Inc.	7,224	173,376
Equity Residential	9,460	658,038
Essex Property Trust, Inc.	1,032	208,216
Excel Trust, Inc.	12,900	167,700
Extra Space Storage, Inc.	3,440	200,070
Federal Realty Investment Trust	1,892	249,366
FelCor Lodging Trust, Inc.	12,556	134,726
First Industrial Realty Trust, Inc.	8,772	171,317
First Potomac Realty Trust	7,740	96,750
Five Oaks Investment Corp.	1,720	19,144
Franklin Street Properties Corp.	9,116	109,301
Gaming and Leisure Properties, Inc.	3,060	95,625
General Growth Properties, Inc.	13,416	347,609
The Geo Group, Inc.	7,052	281,657
Getty Realty Corp.	3,612	67,219
Gladstone Commercial Corp.	688	12,453
Glimcher Realty Trust	17,372	238,518
Government Properties Income Trust	4,300	98,126
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,376	19,236
Hatteras Financial Corp.	18,576	353,687

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
HCP, Inc.	14,620	$642,841
Health Care REIT, Inc.	8,772	623,777
Healthcare Realty Trust, Inc.	8,772	232,195
Healthcare Trust of America, Inc., Class A	19,092	245,141
Hersha Hospitality Trust	16,856	122,880
Highwoods Properties, Inc.	5,676	243,330
Home Properties, Inc.	1,892	121,675
Hospitality Properties Trust	4,472	132,416
Host Hotels & Resorts, Inc.	14,620	340,792
Hudson Pacific Properties, Inc.	4,816	131,525
Inland Real Estate Corp.	8,256	87,596
Invesco Mortgage Capital, Inc.	29,412	486,474
Investors Real Estate Trust	3,096	26,006
Iron Mountain, Inc.	4,644	167,509
iStar Financial, Inc.*	9,288	131,797
JAVELIN Mortgage Investment Corp.	2,236	28,263
Kilroy Realty Corp.	1,376	93,210
Kimco Realty Corp.	10,664	266,067
Kite Realty Group Trust	6,533	169,139
LaSalle Hotel Properties	11,524	451,856
Lexington Realty Trust	14,276	156,465
Liberty Property Trust	3,612	125,589
LTC Properties, Inc.	4,300	180,342
The Macerich Co.	3,268	230,394
Mack-Cali Realty Corp.	8,084	151,413
Medical Properties Trust, Inc.	14,104	190,263
MFA Financial, Inc.	97,008	812,927
Mid-America Apartment Communities, Inc.	1,892	133,689
Monmouth Real Estate Investment Corp.	6,364	71,277
National Health Investors, Inc.	3,268	215,394
National Retail Properties, Inc.	3,268	124,576
New Residential Investment Corp.	31,648	391,802
New York Mortgage Trust, Inc.	18,576	145,079
Newcastle Investment Corp.	15,566	375,919
NorthStar Realty Finance Corp.	14,185	263,557
Omega Healthcare Investors, Inc.	3,956	150,961
Parkway Properties, Inc.	5,676	113,804
Pebblebrook Hotel Trust	6,880	293,088

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Pennsylvania Real Estate Investment Trust	16,168	$346,480
PennyMac Mortgage Investment Trust	16,168	349,067
Piedmont Office Realty Trust, Inc., Class A	22,532	438,247
Plum Creek Timber Co., Inc.	5,160	211,612
Post Properties, Inc.	4,644	259,785
Potlatch Corp.	3,440	151,326
Prologis, Inc.	12,900	537,285
PS Business Parks, Inc.	1,720	144,858
Public Storage	4,472	824,368
QTS Realty Trust, Inc., Class A	860	30,289
RAIT Financial Trust	15,824	115,990
Ramco-Gershenson Properties Trust	3,784	66,144
Rayonier, Inc.	4,816	161,192
Realty Income Corp.	5,160	237,521
Redwood Trust, Inc.	15,136	284,405
Regency Centers Corp.	2,924	177,487
Resource Capital Corp.	25,284	133,752
Retail Opportunity Investments Corp.	6,536	106,798
Retail Properties of America, Inc., Class A	14,964	234,785
Rexford Industrial Realty, Inc.	172	2,657
RLJ Lodging Trust	12,728	410,096
Rouse Properties, Inc.	4,128	75,171
Ryman Hospitality Properties, Inc.	5,676	280,111
Sabra Health Care REIT, Inc.	3,612	103,195
Saul Centers, Inc.	1,376	75,611
Select Income REIT	8,600	210,786
Senior Housing Properties Trust	6,536	147,648
Simon Property Group, Inc.	7,568	1,356,261
SL Green Realty Corp.	1,548	179,104
Sovran Self Storage, Inc.	3,784	321,981
Spirit Realty Capital, Inc.	27,004	321,348
STAG Industrial, Inc.	4,816	117,510
Starwood Property Trust, Inc.	6,192	139,692
Strategic Hotels & Resorts, Inc.*	19,952	256,383
Summit Hotel Properties, Inc.	11,696	136,141
Sun Communities, Inc.	3,612	209,388
Sunstone Hotel Investors, Inc.	20,296	310,732
Tanger Factory Outlet Centers, Inc.	6,536	233,793
Taubman Centers, Inc.	1,032	78,484

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Terreno Realty Corp.	1,548	$32,601
Two Harbors Investment Corp.	4,128	41,817
UDR, Inc.	7,052	213,182
Universal Health Realty Income Trust	2,236	108,334
Urstadt Biddle Properties, Inc., Class A	860	18,602
Ventas, Inc.	7,740	530,267
Vornado Realty Trust	3,612	395,442
Washington Real Estate Investment Trust	7,396	209,011
Weingarten Realty Investors	1,376	49,880
Western Asset Mortgage Capital Corp.	5,504	82,670
Weyerhaeuser Co.	12,728	430,970
Winthrop Realty Trust	6,364	99,469
WP Carey, Inc.	1,548	104,831
		38,613,013
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.	4,128	165,244
Altisource Portfolio Solutions S.A.*	1,032	77,049
CBRE Group, Inc., Class A*	4,988	159,616
Forest City Enterprises, Inc., Class A*	7,224	150,909
Forestar Group, Inc.*	2,408	42,019
The Howard Hughes Corp.*	1,032	152,096
Jones Lang LaSalle, Inc.	860	116,281
Kennedy-Wilson Holdings, Inc.	5,676	153,763
RE/MAX Holdings, Inc., Class A	1,376	44,032
Realogy Holdings Corp.*	2,236	91,698
The St. Joe Co.*	10,664	204,216
Tejon Ranch Co.*	1,032	31,146
		1,388,069
Road & Rail – 1.1%
AMERCO	1,032	279,796
ArcBest Corp.	3,268	126,472
Avis Budget Group, Inc.*	9,632	536,984
Celadon Group, Inc.	3,096	60,248
Con-way, Inc.	9,632	417,740
CSX Corp.	20,640	735,403

	Shares	Value
Road & Rail – (continued)
Genesee & Wyoming, Inc., Class A*	1,720	$165,464
Heartland Express, Inc.	3,268	82,158
Hertz Global Holdings, Inc.*	6,708	147,039
J.B. Hunt Transport Services, Inc.	1,720	137,205
Kansas City Southern	2,408	295,678
Knight Transportation, Inc.	5,332	156,014
Landstar System, Inc.	4,300	318,243
Marten Transport Ltd.	4,644	91,115
Norfolk Southern Corp.	6,192	685,083
Old Dominion Freight Line, Inc.*	3,268	238,139
Quality Distribution, Inc.*	4,816	62,415
Roadrunner Transportation Systems, Inc.*	860	17,725
Ryder System, Inc.	9,460	836,926
Saia, Inc.*	2,408	118,040
Swift Transportation Co.*	14,964	369,611
Union Pacific Corp.	18,920	2,203,234
Werner Enterprises, Inc.	5,160	142,106
YRC Worldwide, Inc.*	5,676	121,694
		8,344,532
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Energy Industries, Inc.*	5,332	105,467
Advanced Micro Devices, Inc.*	70,176	196,493
Altera Corp.	4,128	141,879
Amkor Technology, Inc.*	34,916	236,731
ANADIGICS, Inc.*	53,836	38,224
Analog Devices, Inc.	5,504	273,109
Applied Materials, Inc.	26,316	581,320
Applied Micro Circuits Corp.*	6,020	38,949
Atmel Corp.*	43,688	324,165
Audience, Inc.*	860	3,208
Avago Technologies Ltd.	4,816	415,380
Axcelis Technologies, Inc.*	2,236	4,875
Broadcom Corp., Class A	11,180	468,218
Brooks Automation, Inc.	5,676	69,985
Cabot Microelectronics Corp.*	2,064	99,547
Cavium, Inc.*	5,160	264,760
CEVA, Inc.*	860	14,018
Cirrus Logic, Inc.*	14,448	278,846
Cree, Inc.*	1,204	37,902
Cypress Semiconductor Corp.*	13,072	129,544

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Diodes, Inc.*	9,632	$248,795
Entegris, Inc.*	16,168	219,561
Entropic Communications, Inc.*	860	2,150
Exar Corp.*	3,268	31,209
Fairchild Semiconductor International, Inc.*	16,168	248,179
First Solar, Inc.*	1,892	111,439
FormFactor, Inc.*	12,900	102,813
Freescale Semiconductor Ltd.*	3,268	65,001
Inphi Corp.*	1,720	26,626
Integrated Device Technology, Inc.*	14,620	239,914
Integrated Silicon Solution, Inc.	6,364	86,423
Intel Corp.	106,124	3,609,277
International Rectifier Corp.*	7,568	300,979
Intersil Corp., Class A	13,244	176,013
IXYS Corp.	1,892	22,080
KLA-Tencor Corp.	4,128	326,731
Kulicke & Soffa Industries, Inc.*	12,384	178,577
Lam Research Corp.	3,440	267,838
Lattice Semiconductor Corp.*	13,244	88,867
Linear Technology Corp.	4,300	184,212
Magnachip Semiconductor Corp.*	12,900	143,577
Marvell Technology Group Ltd.	6,020	80,909
Maxim Integrated Products, Inc.	9,116	267,463
MaxLinear, Inc., Class A*	1,892	13,414
Micrel, Inc.	5,160	62,642
Microchip Technology, Inc.	3,440	148,298
Micron Technology, Inc.*	20,124	665,903
Microsemi Corp.*	23,564	614,313
MKS Instruments, Inc.	5,676	206,606
Monolithic Power Systems, Inc.	3,440	152,014
Nanometrics, Inc.*	2,064	27,947
NVIDIA Corp.	11,008	215,096
OmniVision Technologies, Inc.*	13,244	354,674
ON Semiconductor Corp.*	9,288	76,998
PDF Solutions, Inc.*	2,236	29,001
Peregrine Semiconductor Corp.*	7,396	91,932
Photronics, Inc.*	8,944	80,407
Pixelworks, Inc.*	3,612	16,326
PMC – Sierra, Inc.*	18,576	144,707
Power Integrations, Inc.	2,408	121,267

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
QuickLogic Corp.*	5,160	$14,861
Rambus, Inc.*	11,868	135,889
RF Micro Devices, Inc.*	28,552	371,462
Rubicon Technology, Inc.*	1,376	6,096
Rudolph Technologies, Inc.*	2,236	19,632
Semtech Corp.*	5,504	139,692
Sigma Designs, Inc.*	6,880	27,451
Silicon Image, Inc.*	6,880	36,877
Silicon Laboratories, Inc.*	3,612	164,671
Skyworks Solutions, Inc.	3,268	190,328
Spansion, Inc., Class A*	13,416	276,101
SunEdison, Inc.*	12,728	248,323
SunPower Corp.*	3,440	109,530
Synaptics, Inc.*	4,300	294,249
Teradyne, Inc.	16,512	303,821
Tessera Technologies, Inc.	9,632	292,716
Texas Instruments, Inc.	23,736	1,178,730
TriQuint Semiconductor, Inc.*	17,888	386,917
Ultra Clean Holdings, Inc.*	5,504	48,325
Ultratech, Inc.*	1,548	29,613
Veeco Instruments, Inc.*	3,096	111,425
Xcerra Corp.*	5,504	46,729
Xilinx, Inc.	4,644	206,565
		18,412,801
Software – 3.7%
ACI Worldwide, Inc.*	10,320	198,557
Activision Blizzard, Inc.	10,836	216,178
Actuate Corp.*	11,868	50,914
Adobe Systems, Inc.*	9,976	699,517
Advent Software, Inc.	3,440	118,886
ANSYS, Inc.*	2,924	229,709
Aspen Technology, Inc.*	6,192	228,671
Autodesk, Inc.*	4,816	277,113
Blackbaud, Inc.	3,956	176,042
Bottomline Technologiesde, Inc.*	3,268	81,994
BroadSoft, Inc.*	1,376	31,510
CA, Inc.	10,664	309,896
Cadence Design Systems, Inc.*	4,816	86,447
Callidus Software, Inc.*	2,924	41,199
CDK Global, Inc.*	4,250	142,800
Citrix Systems, Inc.*	4,300	276,189
CommVault Systems, Inc.*	3,956	175,409

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Compuware Corp.	19,780	$200,767
Comverse, Inc.*	860	18,748
Concur Technologies, Inc.*	1,376	176,568
Covisint Corp.*	2,774	8,017
Cyan, Inc.*	2,236	7,043
Document Security Systems, Inc.*	860	482
Ebix, Inc.	5,332	78,647
Electronic Arts, Inc.*	7,224	295,967
Ellie Mae, Inc.*	2,236	85,818
EnerNOC, Inc.*	2,752	40,647
Epiq Systems, Inc.	5,676	91,043
ePlus, Inc.*	1,720	105,040
FactSet Research Systems, Inc.	688	90,431
Fair Isaac Corp.	3,784	235,743
FireEye, Inc.*	860	29,231
FleetMatics Group PLC *	3,784	140,538
Fortinet, Inc.*	15,652	407,735
Glu Mobile, Inc.*	3,956	15,310
Guidewire Software, Inc.*	7,052	352,177
Imperva, Inc.*	2,408	98,656
Informatica Corp.*	1,376	49,068
Interactive Intelligence Group, Inc.*	1,032	49,804
Intuit, Inc.	6,364	560,096
Jive Software, Inc.*	8,600	52,546
Manhattan Associates, Inc.*	7,052	282,856
Mentor Graphics Corp.	23,392	495,677
Microsoft Corp.	198,316	9,310,936
MicroStrategy, Inc., Class A*	1,032	166,028
Mitek Systems, Inc.*	172	476
Model N, Inc.*	688	6,708
Monotype Imaging Holdings, Inc.	2,924	83,656
Net 1 UEPS Technologies, Inc.*	9,632	122,712
NetScout Systems, Inc.*	4,128	152,158
NetSuite, Inc.*	688	74,758
Nuance Communications, Inc.*	5,848	90,235
Oracle Corp.	79,808	3,116,502
Pegasystems, Inc.	3,268	70,818
Progress Software Corp.*	4,300	111,370
Proofpoint, Inc.*	3,612	159,073
PROS Holdings, Inc.*	1,204	33,688
PTC, Inc.*	9,976	380,584

	Shares	Value
Software – (continued)
Qlik Technologies, Inc.*	9,116	$258,439
Qualys, Inc.*	1,032	33,107
Rally Software Development Corp.*	688	7,031
RealPage, Inc.*	172	3,418
Red Hat, Inc.*	4,300	253,356
Rosetta Stone, Inc.*	344	3,292
Rovi Corp.*	21,156	441,737
Salesforce.com, Inc.*	12,728	814,465
Seachange International, Inc.*	8,772	59,299
ServiceNow, Inc.*	2,408	163,575
SolarWinds, Inc.*	6,708	318,965
Solera Holdings, Inc.	1,376	71,483
Splunk, Inc.*	2,408	159,121
SS&C Technologies Holdings, Inc.*	6,020	290,886
Symantec Corp.	14,448	358,599
Synchronoss Technologies, Inc.*	3,268	168,858
Synopsys, Inc.*	3,096	126,874
Tableau Software, Inc., Class A*	860	71,027
Take-Two Interactive Software, Inc.*	23,048	609,620
Tangoe, Inc.*	1,892	27,756
Telenav, Inc.*	1,720	12,418
TIBCO Software, Inc.*	15,136	353,728
TiVo, Inc.*	12,040	157,122
Tyler Technologies, Inc.*	2,580	288,754
The Ultimate Software Group, Inc.*	2,236	336,540
Varonis Systems, Inc.*	1,032	20,103
VASCO Data Security International, Inc.*	4,300	108,876
Verint Systems, Inc.*	4,644	266,984
VirnetX Holding Corp.*	2,236	13,125
VMware, Inc., Class A*	1,892	158,114
Vringo, Inc.*	12,384	12,756
Workday, Inc., Class A*	2,752	262,761
Zynga, Inc., Class A*	54,696	139,475
		27,561,052
Specialty Retail – 2.9%
Aaron’s, Inc.	10,492	259,782
Abercrombie & Fitch Co., Class A	18,920	633,442

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Advance Auto Parts, Inc.	1,548	$227,494
Aeropostale, Inc.*	22,016	66,268
American Eagle Outfitters, Inc.	39,904	513,564
America’s Car-Mart, Inc.*	2,236	102,811
ANN, Inc.*	11,696	449,009
Asbury Automotive Group, Inc.*	7,740	542,110
Ascena Retail Group, Inc.*	18,576	231,271
AutoNation, Inc.*	2,236	128,033
AutoZone, Inc.*	688	380,822
Barnes & Noble, Inc.*	8,084	176,393
bebe stores, inc.	8,084	18,512
Bed Bath & Beyond, Inc.*	4,816	324,309
Best Buy Co., Inc.	5,504	187,907
Big 5 Sporting Goods Corp.	2,064	25,408
Brown Shoe Co., Inc.	9,804	260,688
The Buckle, Inc.	2,064	101,817
Cabela’s, Inc.*	1,376	66,076
CarMax, Inc.*	5,160	288,496
The Cato Corp., Class A	6,192	220,869
Chico’s FAS, Inc.	11,868	178,969
The Children’s Place Retail Stores, Inc.	2,752	135,536
Christopher & Banks Corp.*	3,612	23,586
Citi Trends, Inc.*	3,268	74,020
Conn’s, Inc.*	1,720	53,509
The Container Store Group, Inc.*	1,204	22,202
CST Brands, Inc.	6,683	255,625
Destination Maternity Corp.	1,892	28,342
Destination XL Group, Inc.*	7,224	37,854
Dick’s Sporting Goods, Inc.	2,236	101,447
DSW, Inc., Class A	4,300	127,495
Express, Inc.*	16,856	252,334
The Finish Line, Inc., Class A	12,556	332,357
Five Below, Inc.*	4,988	198,872
Foot Locker, Inc.	2,408	134,872
Francesca’s Holdings Corp.*	2,236	26,631
GameStop Corp., Class A	1,720	73,547
The Gap, Inc.	6,708	254,166
Genesco, Inc.*	6,364	488,055
GNC Holdings, Inc., Class A	2,924	121,551
Group 1 Automotive, Inc.	4,816	411,431

	Shares	Value
Specialty Retail – (continued)
Guess?, Inc.	7,224	$160,156
Haverty Furniture Cos, Inc.	1,376	30,286
hhgregg, Inc.*	2,408	12,473
Hibbett Sports, Inc.*	2,064	93,685
The Home Depot, Inc.	34,228	3,337,915
Kirkland’s, Inc.*	2,752	48,986
L Brands, Inc.	5,848	421,758
Lithia Motors, Inc., Class A	3,612	280,363
Lowe’s Cos., Inc.	24,940	1,426,568
Lumber Liquidators Holdings, Inc.*	2,580	138,727
MarineMax, Inc.*	2,236	42,864
Mattress Firm Holding Corp.*	1,720	108,687
The Men’s Wearhouse, Inc.	7,568	355,923
Monro Muffler Brake, Inc.	2,580	137,875
Murphy USA, Inc.*	11,008	630,758
Office Depot, Inc.*	113,348	591,677
O’Reilly Automotive, Inc.*	2,408	423,519
Outerwall, Inc.*	4,988	315,591
Pacific Sunwear of California, Inc.*	2,236	3,399
Penske Automotive Group, Inc.	6,536	295,689
The Pep Boys-Manny Moe & Jack*	2,580	24,587
PetSmart, Inc.	2,752	199,107
Pier 1 Imports, Inc.	4,644	59,908
RadioShack Corp.*	35,088	32,281
Rent-A-Center, Inc.	6,708	207,747
Restoration Hardware Holdings, Inc.*	3,440	276,301
Ross Stores, Inc.	4,988	402,631
Sally Beauty Holdings, Inc.*	6,192	181,488
Sears Hometown and Outlet Stores, Inc.*	4,644	69,846
Select Comfort Corp.*	4,128	106,048
Shoe Carnival, Inc.	1,548	28,483
Signet Jewelers Ltd.	1,548	185,775
Sonic Automotive, Inc., Class A	8,772	218,335
Stage Stores, Inc.	4,816	81,246
Staples, Inc.	15,824	200,648
Stein Mart, Inc.	4,472	59,835
Tiffany & Co.	2,408	231,457
Tile Shop Holdings, Inc.*	1,892	16,290
TJX Cos., Inc.	16,168	1,023,758
Tractor Supply Co.	4,128	302,252

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,548	$187,014
Urban Outfitters, Inc.*	2,752	83,551
Vitamin Shoppe, Inc.*	1,892	88,792
The Wet Seal, Inc., Class A*	516	175
Williams-Sonoma, Inc.	1,720	111,852
Zumiez, Inc.*	2,236	74,638
		21,848,426
Technology Hardware, Storage & Peripherals – 3.0%
3D Systems Corp.*	2,580	97,524
Apple, Inc.	145,856	15,752,448
Cray, Inc.*	2,924	101,346
Diebold, Inc.	9,632	341,262
Eastman Kodak Co.*	8,600	185,502
Electronics For Imaging, Inc.*	3,956	180,868
EMC Corp.	47,128	1,353,988
Hewlett-Packard Co.	39,732	1,425,584
Immersion Corp.*	2,064	17,379
Lexmark International, Inc., Class A	13,932	601,305
NCR Corp.*	3,612	99,944
NetApp, Inc.	8,428	360,718
Nimble Storage, Inc.*	2,924	80,001
QLogic Corp.*	22,704	268,134
Quantum Corp.*	73,960	94,669
SanDisk Corp.	4,988	469,570
Seagate Technology PLC	6,708	421,464
Silicon Graphics International Corp.*	7,912	68,676
Super Micro Computer, Inc.*	7,396	236,376
Violin Memory, Inc.*	3,268	15,817
Western Digital Corp.	3,440	338,393
		22,510,968
Textiles, Apparel & Luxury Goods – 0.9%
American Apparel, Inc.*	24,424	17,463
Carter’s, Inc.	1,376	107,507
Coach, Inc.	2,752	94,614
Columbia Sportswear Co.	2,408	92,804
Crocs, Inc.*	8,772	102,457
Deckers Outdoor Corp.*	3,440	300,862
Fossil Group, Inc.*	516	52,457

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
G-III Apparel Group Ltd.*	4,128	$327,557
Hanesbrands, Inc.	1,548	163,484
Iconix Brand Group, Inc.*	8,428	337,204
Kate Spade & Co.*	8,084	219,319
lululemon athletica, Inc.*	2,924	121,785
Michael Kors Holdings Ltd.*	5,504	432,559
Movado Group, Inc.	1,376	48,573
NIKE, Inc., Class B	17,544	1,631,066
Oxford Industries, Inc.	1,032	63,210
Perry Ellis International, Inc.*	3,096	63,313
PVH Corp.	2,236	255,687
Quiksilver, Inc.*	5,332	9,331
Ralph Lauren Corp.	1,720	283,525
Skechers U.S.A., Inc., Class A*	4,988	273,093
Steven Madden Ltd.*	4,128	129,413
Tumi Holdings, Inc.*	7,052	146,470
Under Armour, Inc., Class A*	3,268	214,315
Unifi, Inc.*	860	24,054
Vera Bradley, Inc.*	1,548	35,294
VF Corp.	8,772	593,689
Wolverine World Wide, Inc.	8,084	219,400
		6,360,505
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	14,448	189,991
Beneficial Mutual Bancorp, Inc.*	3,612	48,509
Berkshire Hills Bancorp, Inc.	7,224	186,235
BofI Holding, Inc.*	1,204	92,732
Brookline Bancorp, Inc.	11,180	107,216
Capitol Federal Financial, Inc.	16,684	213,722
Dime Community Bancshares, Inc.	15,308	241,101
Essent Group Ltd.*	4,644	113,035
EverBank Financial Corp.	19,092	365,612
Federal Agricultural Mortgage Corp., Class C	2,236	74,459
Flagstar Bancorp, Inc.*	4,128	64,892
Home Loan Servicing Solutions Ltd.	14,276	274,242
HomeStreet, Inc.	1,376	23,970
Hudson City Bancorp, Inc.	12,556	121,165
MGIC Investment Corp.*	33,196	296,108
Nationstar Mortgage Holdings, Inc.*	4,816	169,138
New York Community Bancorp, Inc.	7,224	115,223

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Northfield Bancorp, Inc.	4,128	$58,783
Northwest Bancshares, Inc.	7,052	90,477
Ocwen Financial Corp.*	3,268	76,994
Oritani Financial Corp.	4,472	66,051
PennyMac Financial Services, Inc., Class A*	3,956	65,907
People’s United Financial, Inc.	6,192	90,527
Provident Financial Services, Inc.	10,664	194,405
Radian Group, Inc.	17,544	295,616
TFS Financial Corp.	1,892	28,267
Tree.com, Inc.*	344	12,725
TrustCo Bank Corp. NY	17,200	125,560
United Financial Bancorp, Inc.	5,676	79,634
Walker & Dunlop, Inc.*	2,924	47,106
Washington Federal, Inc.	19,608	428,043
WSFS Financial Corp.	1,548	121,750
		4,479,195
Tobacco – 0.9%
Alliance One International, Inc.*	15,652	31,773
Altria Group, Inc.	49,020	2,369,627
Lorillard, Inc.	8,428	518,322
Philip Morris International, Inc.	35,260	3,138,493
Reynolds American, Inc.	7,396	465,282
Universal Corp.	2,752	122,464
Vector Group Ltd.	9,750	217,815
		6,863,776
Trading Companies & Distributors – 0.6%
Aceto Corp.	4,128	93,871
Air Lease Corp.	7,740	283,207
Applied Industrial Technologies, Inc.	3,784	184,697
Beacon Roofing Supply, Inc.*	8,084	223,684
CAI International, Inc.*	2,924	61,550
DXP Enterprises, Inc.*	688	45,607
Fastenal Co.	6,364	280,271
GATX Corp.	10,664	676,098
H&E Equipment Services, Inc.	2,752	102,897
HD Supply Holdings, Inc.*	2,236	64,486
Houston Wire & Cable Co.	1,720	23,323
Kaman Corp.	6,880	296,253

	Shares	Value
Trading Companies & Distributors – (continued)
MRC Global, Inc.*	12,040	$253,201
MSC Industrial Direct Co., Inc., Class A	688	55,707
Rush Enterprises, Inc., Class A*	8,428	321,107
TAL International Group, Inc.*	7,568	326,408
Titan Machinery, Inc.*	3,268	44,968
United Rentals, Inc.*	1,892	208,233
W.W. Grainger, Inc.	1,032	254,698
Watsco, Inc.	2,236	227,222
WESCO International, Inc.*	1,032	85,047
		4,112,535
Transportation Infrastructure – 0.0%†
Wesco Aircraft Holdings, Inc.*	3,268	58,007
Water Utilities – 0.1%
American States Water Co.	3,956	141,546
American Water Works Co., Inc.	3,268	174,413
Aqua America, Inc.	4,472	117,166
California Water Service Group	5,332	138,792
Connecticut Water Service, Inc.	1,032	38,360
Middlesex Water Co.	2,408	54,300
SJW Corp.	860	27,486
		692,063
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*	3,440	24,114
Leap Wireless International, Inc.* ^	12,069	—
NII Holdings, Inc.*	25	1
NTELOS Holdings Corp.	5,676	57,214
SBA Communications Corp., Class A*	2,408	270,491
Shenandoah Telecommunications Co.	3,096	91,611
Spok Holdings, Inc.	2,580	41,899
Sprint Corp.*	24,252	143,814
Telephone & Data Systems, Inc.	21,672	555,670
T-Mobile US, Inc.*	6,708	195,807
United States Cellular Corp.*	1,892	68,907
		1,449,528
Total Common Stocks (Cost $581,598,963)		731,350,476

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	No. of Warrants	Value
WARRANTS – 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD* ^	2,849	$—
Total Warrants (Cost $–)		—
	Principal Amount
U.S. Government & Agency Security – 0.1%
U.S. Treasury Bill 0.00%, due 04/30/15(a) (b)	$675,000	674,833
Total U.S. Government & Agency Security (Cost $674,908)		674,833
Total Investment Securities (Cost $582,273,871) – 98.8%		732,025,309
Other assets less liabilities – 1.2%		9,235,175
NET ASSETS – 100.0%		$741,260,484
*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $0 or 0.00% of net assets.

†	Amount represents less than 0.05%.

(a)	Security pledged as collateral to cover margin requirements for open futures contracts.

(b)	Zero coupon security. Rate disclosed is yield as of October 31, 2014.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,552,290
Aggregate gross unrealized depreciation	(11,727,049)
Net unrealized appreciation	$149,825,241
Federal income tax cost of investments	$582,200,068

Investment in a company which was affiliated for the period ended October 31, 2014, was as follows:

Security	Value October 31, 2013	Purchases at Cost	Sales at Cost	Value October 31, 2014	Dividend Income	Realized Gain
Northern Trust Corp.	$198,034	$174,289	$15,363	$399,126	$5,877	$84

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 400® Index Futures Contracts	11	12/19/14	$1,556,940	$6,069
E-mini S&P 500® Index Futures Contracts	46	12/19/14	4,626,220	82,648
Mini Russell 2000® Index Futures Contracts	30	12/19/14	3,513,000	106,318
				$195,035

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	89

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.9%
Airbus Group N.V.	18,499	$1,103,244
BAE Systems PLC	102,715	753,775
Bombardier, Inc., Class A	800	2,675
Bombardier, Inc., Class B	40,794	134,237
CAE, Inc.	7,384	94,572
Chemring Group PLC	46,225	180,261
Cobham PLC	45,686	212,621
Elbit Systems Ltd.	412	24,791
Finmeccanica SpA*	9,150	82,426
Kongsberg Gruppen A/S	2,303	46,565
MacDonald Dettwiler & Associates Ltd.	250	19,056
Meggitt PLC	24,810	179,052
MTU Aero Engines AG	5,276	461,862
QinetiQ Group PLC	74,959	242,125
Rolls-Royce Holdings PLC*	57,393	774,044
Rolls-Royce Holdings PLC (Preference)* ^	5,165,370	8,264
Saab AB, Class B	5,537	149,270
Safran S.A.	7,844	496,301
Senior PLC	40,546	173,521
Singapore Technologies Engineering Ltd.	55,000	160,443
Thales S.A.	3,978	197,318
Ultra Electronics Holdings PLC	6,363	177,638
Zodiac Aerospace	5,310	161,898
		5,835,959
Air Freight & Logistics – 0.4%
Bollore S.A.	66	31,257
CTT-Correios de Portugal S.A.	6,883	63,729
CWT Ltd.	97,000	121,863
Deutsche Post AG (Registered)	34,000	1,067,308
Financiere de L’Odet	39	41,214
Freightways Ltd.	5,961	26,431
Kerry Logistics Network Ltd.	26,000	42,310
Kintetsu World Express, Inc.	800	27,296
Mainfreight Ltd.	10,188	125,774
Mitsui-Soko Holdings Co. Ltd.	13,000	48,473
Oesterreichische Post AG	1,006	49,062

	Shares	Value
Air Freight & Logistics – (continued)
Panalpina Welttransport Holding AG (Registered)	126	$16,299
PostNL N.V.*	123,802	524,742
Royal Mail PLC	12,166	85,874
Singapore Post Ltd.	5,000	7,662
TNT Express N.V.	15,854	91,988
Toll Holdings Ltd.	29,873	148,622
Yamato Holdings Co. Ltd.	10,700	225,205
Yusen Logistics Co. Ltd.	2,100	20,662
		2,765,771
Airlines – 0.2%
Aegean Airlines S.A.*	2,412	21,003
Aer Lingus Group PLC	79,187	142,371
Air France-KLM*	10,433	88,037
Air New Zealand Ltd.	2,717	4,248
ANA Holdings, Inc.	35,000	80,362
Cathay Pacific Airways Ltd.	27,000	50,622
Deutsche Lufthansa AG (Registered)	6,762	99,886
easyJet PLC	2,212	53,083
Finnair Oyj*	18,495	57,699
International Consolidated Airlines Group S.A.*	23,400	153,190
Japan Airlines Co. Ltd.	5,800	154,591
Norwegian Air Shuttle ASA*	532	17,148
Qantas Airways Ltd.*	22,594	33,365
SAS AB*	47,638	73,064
Singapore Airlines Ltd.	18,000	138,623
Virgin Australia Holdings Ltd.*	108,255	36,635
WestJet Airlines Ltd.	2,400	67,884
		1,271,811
Auto Components – 1.5%
Aisin Seiki Co. Ltd.	5,300	172,561
Akebono Brake Industry Co. Ltd.	14,500	55,230
ARB Corp. Ltd.	1,725	19,894
Brembo SpA	3,510	116,231
Bridgestone Corp.	21,200	690,529
Calsonic Kansei Corp.	6,000	32,380
Cie Generale des Etablissements Michelin	5,840	506,259

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Continental AG	3,301	$647,877
Daido Metal Co. Ltd.	4,000	46,171
Denso Corp.	13,500	603,198
Eagle Industry Co. Ltd.	6,600	123,045
ElringKlinger AG	2,512	76,652
Exedy Corp.	2,000	49,275
F.C.C. Co. Ltd.	6,800	114,582
Faurecia	11,238	363,126
GKN PLC	52,685	268,036
G-Tekt Corp.	2,800	27,299
HI-LEX Corp.	5,464	139,153
Keihin Corp.	25,500	317,087
Koito Manufacturing Co. Ltd.	2,000	58,606
KYB Co. Ltd.	59,000	249,463
Leoni AG	5,655	323,437
Linamar Corp.	3,187	162,735
Magna International, Inc.	6,628	653,953
Martinrea International, Inc.	21,638	229,344
Mitsuba Corp.	6,700	103,693
Musashi Seimitsu Industry Co. Ltd.	4,200	81,336
Nexteer Automotive Group Ltd.	221,000	196,629
NGK Spark Plug Co. Ltd.	6,300	161,567
NHK Spring Co. Ltd.	2,100	18,826
Nifco, Inc.	200	6,253
Nippon Seiki Co. Ltd.	12,000	252,513
Nissan Shatai Co. Ltd.	1,000	13,470
Nissin Kogyo Co. Ltd.	2,200	33,126
NOK Corp.	800	19,917
Nokian Renkaat Oyj	332	9,355
Pirelli & C. SpA	8,062	107,877
Plastic Omnium S.A.	8,330	189,321
Press Kogyo Co. Ltd.	20,000	78,319
Riken Corp.	15,000	57,535
Sanden Corp.	22,000	123,634
Showa Corp.	8,700	91,497
Stanley Electric Co. Ltd.	6,600	130,640
Sumitomo Electric Industries Ltd.	26,900	355,251
Sumitomo Riko Co. Ltd.	7,600	63,929
Sumitomo Rubber Industries Ltd.	4,000	54,021
Tachi-S Co. Ltd.	3,900	48,635

	Shares	Value
Auto Components – (continued)
Takata Corp.	3,700	$46,900
Tokai Rika Co. Ltd.	2,600	48,565
Topre Corp.	10,000	138,174
Toyo Tire & Rubber Co. Ltd.	4,000	64,118
Toyoda Gosei Co. Ltd.	200	3,782
Toyota Industries Corp.	5,300	246,314
TPR Co. Ltd.	5,600	130,078
TS Tech Co. Ltd.	1,100	26,179
Unipres Corp.	10,900	213,518
Valeo S.A.	2,174	243,318
Xinyi Glass Holdings Ltd.	10,000	5,906
The Yokohama Rubber Co. Ltd.	5,000	44,066
Yorozu Corp.	2,200	37,090
		9,491,475
Automobiles – 2.5%
Bayerische Motoren Werke AG	10,273	1,098,157
Bayerische Motoren Werke AG (Preference)	2,547	203,786
Daihatsu Motor Co. Ltd.	4,200	58,670
Daimler AG (Registered)	33,457	2,600,191
Fiat Chrysler Automobiles N.V.*	26,661	305,535
Fuji Heavy Industries Ltd.	17,600	565,027
Honda Motor Co. Ltd.	46,600	1,446,157
Isuzu Motors Ltd.	34,000	434,307
Mazda Motor Corp.	17,700	401,982
Mitsubishi Motors Corp.	23,800	240,537
Nissan Motor Co. Ltd.	79,600	708,557
Peugeot S.A.*	20,261	240,091
Piaggio & C SpA*	4,425	12,352
Porsche Automobil Holding SE (Preference)	2,647	216,662
Renault S.A.	5,833	432,863
Suzuki Motor Corp.	11,300	368,267
Toyota Motor Corp.	90,300	5,234,106
Volkswagen AG	902	191,781
Volkswagen AG (Preference)	5,419	1,154,549
Yamaha Motor Co. Ltd.	5,800	106,734
		16,020,311
Banks – 12.5%
The 77 Bank Ltd.	1,000	5,486
The Aichi Bank Ltd.	1,200	58,231

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Akita Bank Ltd.	47,000	$130,806
Aktia Bank Oyj	4,665	56,753
Alpha Bank AE*	69,491	45,274
The Aomori Bank Ltd.	47,000	139,610
Aozora Bank Ltd.	52,000	181,366
Ashikaga Holdings Co. Ltd.	18,800	66,912
Australia & New Zealand Banking Group Ltd.	88,093	2,594,030
The Awa Bank Ltd.	6,000	35,485
Banca Carige SpA*	525,687	43,997
Banca Monte dei Paschi di Siena SpA*	220,462	167,940
Banca Popolare dell’Emilia Romagna SC*	17,778	135,204
Banca Popolare di Milano Scarl*	254,069	190,675
Banca Popolare di Sondrio SCARL	39,886	159,614
Banco Bilbao Vizcaya Argentaria S.A.	191,097	2,132,802
Banco BPI S.A. (Registered)*	56,904	111,292
Banco Comercial Portugues S.A., Class R*	1,273,725	143,627
Banco de Sabadell S.A.	131,136	377,891
Banco Espirito Santo S.A. (Registered)* ^	48,647	609
Banco Popolare SC*	11,008	159,159
Banco Popular Espanol S.A.	52,974	303,051
Banco Santander S.A.	385,601	3,395,364
Bank Hapoalim BM	37,328	190,356
Bank Leumi Le-Israel BM*	53,478	189,799
Bank of East Asia Ltd.	44,281	184,999
Bank of Georgia Holdings PLC	8,988	368,114
Bank of Ireland*	680,142	266,723
The Bank of Iwate Ltd.	5,400	242,772
The Bank of Kyoto Ltd.	5,000	42,282
Bank of Montreal	21,100	1,529,561
The Bank of Nagoya Ltd.	10,000	39,873
The Bank of Nova Scotia	38,587	2,362,211
The Bank of Okinawa Ltd.	400	17,287
Bank of Queensland Ltd.	16,445	182,280
Bank of the Ryukyus Ltd.	9,661	153,914

	Shares	Value
Banks – (continued)
The Bank of Yokohama Ltd.	53,000	$301,297
Bankia S.A.*	124,616	222,799
Bankinter S.A.	17,075	140,810
Banque Cantonale Vaudoise (Registered)	321	171,765
Barclays PLC	567,730	2,187,145
Bendigo & Adelaide Bank Ltd.	16,220	177,077
Berner Kantonalbank AG (Registered)	259	48,385
BNP Paribas S.A.	36,930	2,319,958
CaixaBank S.A.	56,159	306,143
Canadian Imperial Bank of Commerce	12,775	1,165,834
Canadian Western Bank	1,676	56,117
The Chiba Bank Ltd.	30,000	209,268
The Chugoku Bank Ltd.	1,000	14,576
The Chukyo Bank Ltd.	18,000	32,916
comdirect bank AG	411	4,155
Commerzbank AG*	31,389	472,517
Commonwealth Bank of Australia	51,730	3,659,479
Credit Agricole S.A.	32,692	483,121
Credito Emiliano SpA	4,982	38,294
Credito Valtellinese SC*	114,771	118,560
Dah Sing Banking Group Ltd.	120,640	219,029
Dah Sing Financial Holdings Ltd.	50,140	312,276
The Daishi Bank Ltd.	8,000	27,831
Danske Bank A/S	21,839	598,832
DBS Group Holdings Ltd.	54,858	788,624
Deutsche Postbank AG	611	27,521
DNB ASA	31,378	575,875
The Ehime Bank Ltd.	31,000	67,749
The Eighteenth Bank Ltd.	47,000	132,064
Erste Group Bank AG	7,211	183,494
FIBI Holdings Ltd.*	1,280	29,491
The Fukui Bank Ltd.	61,000	144,739
Fukuoka Financial Group, Inc.	28,000	140,368
The Gunma Bank Ltd.	2,000	12,256
The Hachijuni Bank Ltd.	23,000	138,281
Hang Seng Bank Ltd.	26,500	449,002
The Higashi-Nippon Bank Ltd.	29,000	72,173
The Higo Bank Ltd.	8,000	44,744
The Hiroshima Bank Ltd.	23,000	112,841

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Hokkoku Bank Ltd.	17,000	$57,928
The Hokuetsu Bank Ltd.	30,000	57,535
Hokuhoku Financial Group, Inc.	32,000	63,369
HSBC Holdings PLC	602,643	6,165,665
The Hyakugo Bank Ltd.	56,000	230,784
The Hyakujushi Bank Ltd.	10,000	31,934
ING Groep N.V. (CVA)*	121,847	1,741,875
Intesa Sanpaolo SpA	377,391	1,101,662
Israel Discount Bank Ltd., Class A*	3,293	5,259
The Iyo Bank Ltd.	6,000	62,887
The Joyo Bank Ltd.	28,000	147,112
The Juroku Bank Ltd.	27,000	104,286
Jyske Bank A/S (Registered)*	18,890	1,017,497
The Kagoshima Bank Ltd.	7,000	44,646
Kansai Urban Banking Corp.	8,600	93,668
KBC Groep N.V.*	8,480	454,201
The Keiyo Bank Ltd.	5,000	25,735
Laurentian Bank of Canada	9,702	426,649
Liechtensteinische Landesbank AG	3,696	148,232
Lloyds Banking Group PLC*	1,987,265	2,452,214
Luzerner Kantonalbank AG (Registered)	162	58,576
The Minato Bank Ltd.	29,000	56,652
Mitsubishi UFJ Financial Group, Inc.	409,800	2,311,008
The Miyazaki Bank Ltd.	61,000	181,196
Mizrahi Tefahot Bank Ltd.*	4,192	46,225
Mizuho Financial Group, Inc.	633,000	1,129,298
The Musashino Bank Ltd.	7,200	239,240
The Nanto Bank Ltd.	42,468	168,198
National Australia Bank Ltd.	75,478	2,321,417
National Bank of Canada	10,606	495,564
National Bank of Greece S.A.*	132,082	317,732
Natixis S.A.	31,559	217,116
The Nishi-Nippon City Bank Ltd.	34,000	91,593
Nordea Bank AB	101,601	1,300,174
North Pacific Bank Ltd.	6,000	24,138
The Ogaki Kyoritsu Bank Ltd.	95,000	261,005
The Oita Bank Ltd.	59,000	217,885

	Shares	Value
Banks – (continued)
Oversea-Chinese Banking Corp. Ltd.	93,094	$716,219
Piraeus Bank S.A.*	13,243	19,247
Raiffeisen Bank International AG	2,526	53,865
Resona Holdings, Inc.	63,900	358,189
Royal Bank of Canada	45,794	3,249,792
Royal Bank of Scotland Group PLC*	103,005	639,395
The San-In Godo Bank Ltd.	69,000	524,401
Senshu Ikeda Holdings, Inc.	65,700	337,569
Seven Bank Ltd.	31,700	130,074
The Shiga Bank Ltd.	1,000	5,486
The Shikoku Bank Ltd.	45,000	94,733
Shinsei Bank Ltd.	37,000	80,532
The Shizuoka Bank Ltd.	22,000	222,738
Skandinaviska Enskilda Banken AB, Class A	44,839	573,193
Societe Generale S.A.	22,542	1,084,950
Spar Nord Bank A/S	17,307	174,793
SpareBank 1 SMN	38,372	341,034
St. Galler Kantonalbank AG (Registered)	761	275,160
Standard Chartered PLC	88,761	1,334,272
Sumitomo Mitsui Financial Group, Inc.	36,000	1,412,801
Sumitomo Mitsui Trust Holdings, Inc.	64,000	253,477
Suruga Bank Ltd.	5,000	102,181
Svenska Handelsbanken AB, Class A	15,636	743,953
Swedbank AB, Class A	31,556	832,794
Sydbank A/S*	16,965	538,005
The Tochigi Bank Ltd.	16,000	63,797
The Toho Bank Ltd.	44,732	161,603
Tokyo TY Financial Group, Inc.*	6,074	194,782
TOMONY Holdings, Inc.	31,700	138,275
The Toronto-Dominion Bank	59,313	2,918,171
UniCredit SpA	138,322	998,229
Unione di Banche Italiane SCPA	28,832	225,592
United Overseas Bank Ltd.	52,844	945,478
Valiant Holding AG (Registered)	3,732	326,300
Westpac Banking Corp.	99,671	3,047,104
The Yamagata Bank Ltd.	30,000	139,958

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Yamaguchi Financial Group, Inc.	28,000	$261,505
The Yamanashi Chuo Bank Ltd.	55,000	244,815
Zuger Kantonalbank AG	4	18,486
		80,265,858
Beverages – 1.8%
A.G.BARR PLC	12,692	119,903
Anheuser-Busch InBev N.V.	26,356	2,909,518
Asahi Group Holdings Ltd.	11,400	348,493
Britvic PLC	15,992	174,105
C&C Group PLC	36,391	162,042
Carlsberg A/S, Class B	3,340	294,035
Coca-Cola Amatil Ltd.	2,776	22,327
Coca-Cola East Japan Co. Ltd.	2,606	46,283
Coca-Cola HBC AG (CDI)*	819	17,807
Coca-Cola West Co. Ltd.	1,000	14,058
Corby Spirit and Wine Ltd.	638	11,895
Cott Corp.	26,734	161,952
Davide Campari-Milano SpA	35,626	255,986
Diageo PLC	81,155	2,386,383
Heineken Holding N.V.	3,180	205,945
Heineken N.V.	7,435	555,099
Ito En Ltd.	200	3,930
Kirin Holdings Co. Ltd.	27,738	353,328
Molson Coors Canada, Inc., Class B	620	46,193
Pernod-Ricard S.A.	6,892	784,316
Remy Cointreau S.A.	2,620	186,353
Royal UNIBREW A/S*	626	102,211
SABMiller PLC	34,226	1,930,165
Sapporo Holdings Ltd.	2,000	8,510
Suntory Beverage & Food Ltd.	3,000	106,374
Takara Holdings, Inc.	3,000	23,255
Treasury Wine Estates Ltd.	20,813	85,070
		11,315,536
Biotechnology – 0.5%
3-D Matrix Ltd.*	600	13,926
Abcam PLC	7,151	45,734
Actelion Ltd. (Registered)*	4,139	491,975
Biotest AG	494	48,896
Biotest AG (Preference)	761	76,963

	Shares	Value
Biotechnology – (continued)
CK Life Sciences International Holdings, Inc.	48,000	$5,075
CSL Ltd.	16,062	1,132,162
Genmab A/S*	2,959	128,952
Genus PLC	9,554	188,769
Grifols S.A.	4,773	194,622
Grifols S.A. (Preference), Class B	5,526	194,136
Japan Tissue Engineering Co. Ltd.*	418	5,205
Kamada Ltd.*	1,374	5,605
Mesoblast Ltd.*	14,771	54,532
NanoCarrier Co. Ltd.*	1,466	14,842
Pacific Edge Ltd.*	46,742	32,361
PeptiDream, Inc.*	100	8,965
Sirtex Medical Ltd.	8,722	199,256
Swedish Orphan Biovitrum AB*	10,432	119,118
Takara Bio, Inc.	200	2,748
ThromboGenics N.V.*	4,904	43,114
		3,006,956
Building Products – 0.6%
Aica Kogyo Co. Ltd.	1,500	30,748
Asahi Glass Co. Ltd.	37,000	190,107
Assa Abloy AB, Class B	10,336	546,253
Belimo Holding AG (Registered)	21	52,039
Central Glass Co. Ltd.	53,000	172,089
Cie de St-Gobain	13,528	580,426
Daikin Industries Ltd.	7,600	461,946
Geberit AG (Registered)	1,221	415,859
GWA Group Ltd.	7,794	18,703
James Halstead PLC	4,475	20,261
Kingspan Group PLC	2,446	38,246
Lindab International AB*	2,940	26,876
LIXIL Group Corp.	6,100	130,592
Nibe Industrier AB, Class B	6,227	164,926
Nichias Corp.	18,000	108,059
Nichiha Corp.	4,800	40,462
Nippon Sheet Glass Co. Ltd.*	51,000	47,768
Nitto Boseki Co. Ltd.	9,000	31,230
Noritz Corp.	9,000	163,936
Okabe Co. Ltd.	2,500	22,925
Rockwool International A/S, Class B	82	11,932

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Sankyo Tateyama, Inc.	4,600	$81,081
Sanwa Holdings Corp.	8,000	54,378
Sekisui Jushi Corp.	5,000	67,214
Takara Standard Co. Ltd.	17,752	143,942
Takasago Thermal Engineering Co. Ltd.	17,400	221,021
Tarkett S.A.	440	12,677
TOTO Ltd.	6,000	65,724
Uponor Oyj	6,174	81,995
Wienerberger AG	3,084	37,287
		4,040,702
Capital Markets – 2.2%
3i Group PLC	42,085	267,232
Aberdeen Asset
Management PLC	26,998	187,457
AGF Management Ltd., Class B	2,200	19,981
Alaris Royalty Corp.	1,680	50,320
Allied Properties HK Ltd.	266,000	50,763
Anima Holding SpA*	47,634	222,370
ARA Asset Management Ltd.	15,200	20,219
Ashmore Group PLC	16,969	86,493
Avanza Bank Holding AB	807	25,572
Azimut Holding SpA	3,015	70,413
Banca Generali SpA	3,809	100,934
Brederode S.A.	3,253	119,132
Brewin Dolphin Holdings PLC	26,586	120,753
BT Investment Management Ltd.	6,705	36,836
Canaccord Genuity Group, Inc.	24,010	203,162
CI Financial Corp.	4,613	134,080
Close Brothers Group PLC	7,336	171,822
Credit Suisse Group AG (Registered)*	41,795	1,110,828
Daiwa Securities Group, Inc.	53,000	407,056
Deutsche Bank AG (Registered)	38,704	1,206,487
Dundee Corp., Class A*	14,198	201,236
EFG International AG*	2,879	29,883
Financiere de Tubize S.A.	179	12,277
GAM Holding AG*	47,658	812,085
Gimv N.V.	3,182	144,519
Gluskin Sheff + Associates, Inc.	1,600	41,779
GMP Capital, Inc.	16,078	95,118

	Shares	Value
Capital Markets – (continued)
Guoco Group Ltd.	3,000	$36,866
Haitong International Securities Group Ltd.	218,000	129,588
Hargreaves Lansdown PLC	5,376	85,449
Henderson Group PLC	12,382	41,758
ICAP PLC	28,630	191,734
Ichigo Group Holdings Co. Ltd.	9,700	26,044
Ichiyoshi Securities Co. Ltd.	7,100	81,257
IGM Financial, Inc.	3,869	154,698
Intermediate Capital Group PLC	24,077	157,969
Investec PLC	23,699	216,873
IOOF Holdings Ltd.	24,714	196,164
IP Group PLC*	133,953	443,396
Jafco Co. Ltd.	300	11,306
Julius Baer Group Ltd.*	6,150	268,889
Jupiter Fund Management PLC	23,930	136,905
kabu.com Securities Co. Ltd.	2,000	9,670
Kyokuto Securities Co. Ltd.	2,700	44,484
Macquarie Group Ltd.	8,553	459,881
Magellan Financial Group Ltd.	4,385	51,765
Man Group PLC	167,645	332,040
Marusan Securities Co. Ltd.	3,200	22,979
Matsui Securities Co. Ltd.	1,300	12,060
Mediobanca SpA*	23,235	204,360
Monex Group, Inc.	8,500	21,078
Nomura Holdings, Inc.	85,200	512,925
Okasan Securities Group, Inc.	4,000	29,365
Paris Orleans S.A.	2,313	50,425
Partners Group Holding AG	638	169,535
Perpetual Ltd.	3,773	154,050
Platinum Asset Management Ltd.	10,774	62,220
Rathbone Brothers PLC	4,191	129,674
Ratos AB, Class B	406	2,716
Rising Development Holdings Ltd.* ^	78,000	67,890
SBI Holdings, Inc.	5,200	57,842
Schroders PLC	2,457	94,772
Schroders PLC (Non- Voting)	1,249	38,426
Sparx Group Co. Ltd.	7,300	14,000
Sprott, Inc.	1,700	3,649
Sun Hung Kai & Co. Ltd.	240,996	179,616
SVG Capital PLC*	45,453	310,506
Tetragon Financial Group Ltd.	36,256	377,062

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Tokai Tokyo Financial Holdings, Inc.	2,200	$14,503
Tullett Prebon PLC	49,616	225,513
UBS AG (Registered)*	115,321	2,000,998
UOB-Kay Hian Holdings Ltd.	36,518	43,464
Value Partners Group Ltd.	68,000	51,207
Vontobel Holding AG (Registered)	8,225	298,679
VZ Holding AG	178	29,314
		14,204,371
Chemicals – 3.1%
ADEKA Corp.	4,200	53,200
Agrium, Inc.	5,353	523,549
Air Liquide S.A.	11,274	1,359,550
Air Water, Inc.	3,000	46,992
Akzo Nobel N.V.	7,526	499,849
Alent PLC	16,913	91,457
Arkema S.A.	111	6,845
Asahi Kasei Corp.	33,000	265,490
BASF SE	29,634	2,607,902
Borregaard ASA	27,534	191,690
C Uyemura & Co. Ltd.	1,100	52,495
Canexus Corp.	18,300	62,815
Chemtrade Logistics Income Fund	17,660	325,648
Chr Hansen Holding A/S	4,825	194,109
Chugoku Marine Paints Ltd.	15,000	117,212
Clariant AG (Registered)*	8,394	146,085
Croda International PLC	4,136	151,860
Daicel Corp.	6,000	68,293
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	28,000	149,610
Daiso Co. Ltd.	32,000	103,046
Denki Kagaku Kogyo KK	2,000	6,405
DIC Corp.	8,000	16,056
DuluxGroup Ltd.	31,605	148,627
Earth Chemical Co. Ltd.	400	14,593
Elementis PLC	46,323	195,576
EMS-Chemie Holding AG (Registered)	114	40,953
Essentra PLC	15,482	170,038

	Shares	Value
Chemicals – (continued)
Evonik Industries AG	3,249	$108,443
Frutarom Industries Ltd.	1,635	40,676
Fuchs Petrolub SE	54	1,979
Fuchs Petrolub SE (Preference)	3,720	144,205
Fujimori Kogyo Co. Ltd.	2,200	59,560
Givaudan S.A. (Registered)*	265	441,368
Hexpol AB	574	50,650
Hitachi Chemical Co. Ltd.	1,700	29,389
Incitec Pivot Ltd.	61,437	157,149
Ishihara Sangyo Kaisha Ltd.*	59,000	47,366
Israel Chemicals Ltd.	6,739	45,365
The Israel Corp. Ltd.*	37	18,146
Johnson Matthey PLC	6,255	297,610
JSP Corp.	2,500	39,115
JSR Corp.	3,900	68,882
K+S AG (Registered)	8,609	240,155
Kaneka Corp.	1,000	5,397
Kansai Paint Co. Ltd.	9,000	134,954
Kemira Oyj	5,578	71,983
Koninklijke DSM N.V.	5,153	322,584
Kumiai Chemical Industry Co. Ltd.	5,000	30,373
Kuraray Co. Ltd.	9,600	109,440
Kureha Corp.	26,000	125,472
Lanxess AG	3,614	187,821
Lenzing AG	485	27,958
Linde AG	5,832	1,075,212
Lintec Corp.	1,800	36,994
Methanex Corp.	3,996	237,396
Mitsubishi Chemical Holdings Corp.	53,500	260,282
Mitsubishi Gas Chemical Co., Inc.	11,000	64,270
Mitsui Chemicals, Inc.	11,000	31,497
Nihon Nohyaku Co. Ltd.	3,000	29,838
Nihon Parkerizing Co. Ltd.	1,000	23,407
Nippon Kayaku Co. Ltd.	3,000	38,482
Nippon Paint Holdings Co. Ltd.	3,000	66,018
Nippon Shokubai Co. Ltd.	1,000	11,775
Nippon Soda Co. Ltd.	41,198	228,214
The Nippon Synthetic Chemical Industry Co. Ltd.	9,000	54,351
Nissan Chemical Industries Ltd.	3,800	68,912

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Nitto Denko Corp.	4,700	$249,579
NOF Corp.	12,000	78,355
Novozymes A/S, Class B	8,111	376,138
Nufarm Ltd.	51,959	226,076
Nuplex Industries Ltd.	71,180	174,418
Orica Ltd.	12,554	227,320
Potash Corp. of Saskatchewan, Inc.	20,844	711,223
Sakata INX Corp.	7,100	71,250
Sanyo Chemical Industries Ltd.	22,000	135,016
Shin-Etsu Chemical Co. Ltd.	13,800	867,109
Showa Denko KK	30,000	39,071
Sika AG	72	256,595
SK Kaken Co. Ltd.	2,000	153,249
Solvay S.A.	1,591	216,679
Sumitomo Bakelite Co. Ltd.	55,000	213,907
Sumitomo Chemical Co. Ltd.	53,000	178,707
Symrise AG	3,076	172,945
Syngenta AG (Registered)	2,376	735,179
T Hasegawa Co. Ltd.	4,600	70,002
Taiyo Holdings Co. Ltd.	900	28,741
Taiyo Nippon Sanso Corp.	1,000	8,831
Takasago International Corp.	23,000	108,122
Teijin Ltd.	11,000	26,395
Tenma Corp.	3,100	42,087
Tessenderlo Chemie N.V.*	786	20,365
Tikkurila Oyj	2,026	41,832
Toagosei Co. Ltd.	57,000	245,074
Tokai Carbon Co. Ltd.	11,000	27,965
Tokuyama Corp.	113,000	321,547
Tokyo Ohka Kogyo Co. Ltd.	2,900	80,581
Toray Industries, Inc.	53,000	349,236
Tosoh Corp.	23,000	97,248
Toyo Ink SC Holdings Co. Ltd.	8,000	36,394
Toyobo Co. Ltd.	2,000	2,819
Ube Industries Ltd.	15,000	22,747
Umicore S.A.	4,515	176,720
Victrex PLC	8,376	227,002
Wacker Chemie AG	136	16,397
Yara International ASA	6,861	314,746
Yule Catto & Co. PLC	49,486	160,953

	Shares	Value
Chemicals – (continued)
Zeon Corp.	5,000	$45,448
		20,196,701
Commercial Services & Supplies – 1.0%
Aeon Delight Co. Ltd.	3,400	82,221
Aggreko PLC	8,419	205,000
Babcock International Group PLC	14,454	253,210
Berendsen PLC	11,640	188,085
Bilfinger SE	28	1,806
Black Diamond Group Ltd.	1,700	29,026
Brambles Ltd.	43,752	366,505
Caverion Corp.	1,496	12,015
Dai Nippon Printing Co. Ltd.	17,000	164,078
Daiseki Co. Ltd.	2,500	42,951
De La Rue PLC	8,979	75,057
Downer EDI Ltd.	7,322	30,507
Duskin Co. Ltd.	200	3,247
Edenred	6,217	172,143
G4S PLC	37,473	153,175
HomeServe PLC	46,887	258,792
Horizon North Logistics, Inc.	13,880	39,149
Intrum Justitia AB	9,489	281,327
ISS A/S*	2,459	68,544
Kaba Holding AG (Registered), Class B*	285	135,697
Kokuyo Co. Ltd.	5,600	43,959
Lassila & Tikanoja Oyj	6,414	118,291
Loomis AB, Class B	8,119	222,716
Mineral Resources Ltd.	10,646	79,542
Mitie Group PLC	53,726	258,634
Mitsubishi Pencil Co. Ltd.	900	28,580
Moshi Moshi Hotline, Inc.	14,500	142,536
Newalta Corp.	1,663	30,016
Nissha Printing Co. Ltd.	5,600	88,517
Okamura Corp.	13,000	93,350
Oyo Corp.	1,100	19,075
Park24 Co. Ltd.	2,200	32,871
PayPoint PLC	4,015	55,338
Pilot Corp.	4,100	226,020
Progressive Waste Solutions Ltd.	824	24,060
Prosegur Cia de Seguridad S.A.	19,123	112,129
Regus PLC	45,852	144,732

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Rentokil Initial PLC	99,225	$195,574
Ritchie Bros Auctioneers, Inc.	166	4,056
RPS Group PLC	36,941	138,531
Sanix, Inc.*	7,200	33,140
Sato Holdings Corp.	1,100	28,348
Secom Co. Ltd.	5,800	349,278
Securitas AB, Class B	16,276	179,250
Serco Group PLC	9,928	47,285
Societe BIC S.A.	2,608	325,025
Sohgo Security Services Co. Ltd.	1,000	22,978
Tomra Systems ASA	10,885	81,424
Toppan Forms Co. Ltd.	7,100	65,740
Toppan Printing Co. Ltd.	46,000	306,516
Transcontinental, Inc., Class A	13,541	184,838
Transfield Services Ltd.*	153,140	255,759
Transpacific Industries Group Ltd.	105,891	83,770
		6,584,413
Communications Equipment – 0.5%
Alcatel-Lucent*	55,129	169,086
Denki Kogyo Co. Ltd.	21,000	106,962
Ei Towers SpA*	231	11,577
EVS Broadcast Equipment S.A.	1,108	35,858
Hitachi Kokusai Electric, Inc.	1,000	14,674
Japan Radio Co. Ltd.*	5,000	17,528
Nokia Oyj	116,254	970,060
Pace PLC	69,543	385,510
Sierra Wireless, Inc.*	2,800	76,590
Spirent Communications PLC	29,594	35,533
Telefonaktiebolaget LM Ericsson, Class A	1,434	15,890
Telefonaktiebolaget LM Ericsson, Class B	94,659	1,112,845
VTech Holdings Ltd.	2,500	31,302
		2,983,415
Construction & Engineering – 1.7%
Abengoa S.A., Class B	49,513	208,623
ACS Actividades de Construccion y Servicios S.A.	6,598	244,279
Aecon Group, Inc.	18,285	237,594
Arcadis N.V.	6,214	190,940

	Shares	Value
Construction & Engineering – (continued)
Badger Daylighting Ltd.	2,361	$57,986
Balfour Beatty PLC	8,637	21,238
Bird Construction, Inc.	12,020	143,607
Boskalis Westminster N.V.	1,299	69,194
Bouygues S.A.	6,190	213,663
Cardno Ltd.	29,635	144,573
Carillion PLC	115,973	617,104
Chiyoda Corp.	4,000	40,177
Chudenko Corp.	2,300	36,088
Cie d’Entreprises CFE	1,224	132,315
COMSYS Holdings Corp.	2,000	34,985
Eiffage S.A.	2,565	136,212
Electra Ltd.	552	71,000
Ellaktor S.A.*	6,332	17,850
Ferrovial S.A.	15,868	323,663
FLSmidth & Co. A/S	15,445	699,345
Fomento de Construcciones y Contratas S.A.*	5,175	94,987
Galliford Try PLC	22,298	436,643
Hazama Ando Corp.	36,800	241,602
Hibiya Engineering Ltd.	2,500	36,818
HOCHTIEF AG	3,068	226,752
Interserve PLC	23,465	237,819
JGC Corp.	5,928	148,987
Kajima Corp.	18,000	78,997
Kandenko Co. Ltd.	7,000	36,341
Keller Group PLC	9,764	130,279
Kier Group PLC	7,102	169,296
Kinden Corp.	2,000	20,249
Koninklijke BAM Groep N.V.	9,573	22,945
Kumagai Gumi Co. Ltd.*	29,000	103,474
Kyowa Exeo Corp.	3,900	47,034
Kyudenko Corp.	8,000	87,918
Leighton Holdings Ltd.	1,935	37,351
Maeda Corp.	8,000	69,863
Maeda Road Construction Co. Ltd.	2,000	30,382
Mirait Holdings Corp.	14,200	156,687
Monadelphous Group Ltd.	7,093	78,059
NCC AB, Class A	1,880	55,204
NCC AB, Class B	590	17,293
Nippo Corp.	2,000	35,948
Nippon Densetsu Kogyo Co. Ltd.	7,300	100,802

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
The Nippon Road Co. Ltd.	15,000	$82,155
Nishimatsu Construction Co. Ltd.	19,000	90,674
Obayashi Corp.	16,000	108,470
Obrascon Huarte Lain S.A.	3,691	107,588
OCI N.V.*	7,868	273,949
Okumura Corp.	14,000	77,927
Outotec Oyj	3,963	26,192
Peab AB	47,664	322,043
Penta-Ocean Construction Co. Ltd.	14,500	46,175
Raito Kogyo Co. Ltd.	17,200	164,628
Sacyr Vallehermoso S.A.*	26,229	114,788
Salini Impregilo SpA*	3,756	10,353
Sanki Engineering Co. Ltd.	20,000	137,014
Shimizu Corp.	10,000	71,986
SHO-BOND Holdings Co. Ltd.	600	22,827
Skanska AB, Class B	12,722	258,213
SNC-Lavalin Group, Inc.	5,300	228,274
SOCAM Development Ltd.*	54,000	44,842
Sumitomo Mitsui Construction Co. Ltd.*	218,600	257,394
Sweco AB, Class B	1,854	25,805
Taikisha Ltd.	7,100	155,167
Taisei Corp.	30,000	164,578
Toda Corp.	16,000	69,934
Toenec Corp.	5,000	26,359
Tokyu Construction Co. Ltd.	24,900	119,275
Toshiba Plant Systems & Services Corp.	3,800	62,438
Totetsu Kogyo Co. Ltd.	1,200	26,793
Toyo Engineering Corp.	25,000	127,336
UGL Ltd.*	42,325	258,938
United Engineers Ltd.	112,000	250,051
Veidekke ASA	12,192	118,290
Vinci S.A.	12,182	694,077
WSP Global, Inc.	2,172	66,097
YIT Oyj	6,906	46,031
Yokogawa Bridge Holdings Corp.	1,000	12,506
Yurtec Corp.	16,000	88,203
		11,099,536

	Shares	Value
Construction Materials – 0.5%
Adelaide Brighton Ltd.	8,560	$25,281
Boral Ltd.	67,350	293,635
Brickworks Ltd.	2,458	29,384
Buzzi Unicem SpA	5,946	51,797
Cementir Holding SpA	10,424	62,428
CRH PLC	23,587	522,187
CSR Ltd.	79,511	241,121
Fletcher Building Ltd.	20,672	138,294
HeidelbergCement AG	4,399	299,385
Holcim Ltd. (Registered)*	8,064	571,003
Imerys S.A.	632	45,301
Italcementi SpA	5,741	32,771
Italmobiliare SpA	5,893	101,785
James Hardie Industries PLC (CDI)	15,002	158,505
Lafarge S.A.	5,726	396,800
RHI AG	6,541	167,551
Sumitomo Osaka Cement Co. Ltd.	3,000	9,206
Taiheiyo Cement Corp.	37,000	133,339
Titan Cement Co. S.A.	1,053	23,339
Vicat	2,711	185,319
		3,488,431
Consumer Finance – 0.2%
Acom Co. Ltd.*	3,300	10,715
AEON Financial Service
Co. Ltd.	1,700	34,832
Aiful Corp.*	10,300	41,345
Cembra Money Bank AG	5,444	306,860
Credit Saison Co. Ltd.	5,300	108,548
FlexiGroup Ltd.	65,544	206,255
Hitachi Capital Corp.	600	14,386
Hong Leong Finance Ltd.	14,000	28,316
International Personal Finance PLC	18,985	147,553
J Trust Co. Ltd.	800	7,771
Jaccs Co. Ltd.	27,000	157,031
Orient Corp.*	8,000	15,914
Pocket Card Co. Ltd.	8,800	52,751
Provident Financial PLC	5,038	171,115
		1,303,392

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – 0.4%
Amcor Ltd.	41,341	$425,890
BillerudKorsnas AB	11,525	167,730
Cascades, Inc.	21,771	121,073
CCL Industries, Inc., Class B	696	70,338
DS Smith PLC	38,960	164,988
FP Corp.	600	17,100
Fuji Seal International, Inc.	5,300	157,906
Huhtamaki Oyj	3,814	96,622
Intertape Polymer Group, Inc.	15,909	232,966
Pact Group Holdings Ltd.	51,695	173,580
Rengo Co. Ltd.	2,000	8,617
Rexam PLC	20,681	157,492
RPC Group PLC	22,123	192,718
Smurfit Kappa Group PLC	5,302	109,408
Toyo Seikan Group Holdings Ltd.	21,200	249,434
Winpak Ltd.	1,210	31,928
		2,377,790
Distributors – 0.2%
Breville Group Ltd.	3,137	18,778
Canon Marketing Japan, Inc.	5,400	108,910
D’ieteren S.A./N.V.	4,689	169,695
Doshisha Co. Ltd.	10,600	174,169
Inchcape PLC	21,944	243,995
Jardine Cycle & Carriage Ltd.	2,000	62,077
Paltac Corp.	10,800	130,153
Uni-Select, Inc.	8,853	222,689
		1,130,466
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	1,300	40,529
Dignity PLC	7,614	191,246
EnerCare, Inc.	1,424	18,731
G8 Education Ltd.	24,984	109,585
Invocare Ltd.	15,464	164,609
Navitas Ltd.	2,131	9,890
Slater & Gordon Ltd.	14,290	76,747
		611,337

	Shares	Value
Diversified Financial Services – 1.2%
Ackermans & van Haaren N.V.	607	$75,663
ASX Ltd.	8,170	258,460
Banca IFIS SpA	3,735	65,654
Banque Nationale de Belgique	54	219,884
Bolsas y Mercados Espanoles S.A.	6,361	241,641
Callidus Capital Corp.*	10,432	193,382
Century Tokyo Leasing Corp.	600	15,361
Challenger Ltd.	35,760	217,831
Corp. Financiera Alba S.A.	1,679	92,496
Deutsche Boerse AG	5,673	387,441
Element Financial Corp.*	10,629	123,500
Eurazeo S.A.	3,967	265,163
Exor SpA	2,589	112,721
FFP*	1,031	62,469
Fimalac	68	4,558
First Pacific Co. Ltd.	34,000	36,695
Fuyo General Lease Co. Ltd.	7,000	271,620
Goldin Financial Holdings Ltd.*	130,000	105,271
Grenkeleasing AG	331	32,878
Groupe Bruxelles Lambert S.A.	3,298	294,410
HAL Trust	2,227	337,615
Heartland New Zealand Ltd.	140,430	109,240
Hellenic Exchanges – Athens Stock Exchange S.A. Holding*	11,620	78,180
Hong Kong Exchanges and Clearing Ltd.	37,686	835,339
IBJ Leasing Co. Ltd.	6,938	161,467
IG Group Holdings PLC	13,277	127,660
Industrivarden AB, Class A	6,357	116,913
Industrivarden AB, Class C	15,795	275,549
Investment AB Kinnevik, Class A	1,003	31,864
Investment AB Kinnevik, Class B	6,945	219,511
Investment AB Latour, Class B	1,793	46,423
Investment AB Oresund*	2,408	51,087
Investor AB, Class A	1,980	69,244
Investor AB, Class B	12,793	456,729
Japan Exchange Group, Inc.	6,200	148,550
Japan Securities Finance Co. Ltd.	5,400	30,106
KBC Ancora*	1,377	39,827
LE Lundbergfortagen AB, Class B	678	28,393
London Stock Exchange Group PLC	5,066	163,312

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Marfin Investment Group Holdings S.A.*	129,967	$34,358
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	56,322
Onex Corp.	4,188	236,210
ORIX Corp.	30,900	415,795
OzForex Group Ltd.	13,843	30,420
Pacific Century Regional Developments Ltd.*	49,000	9,911
Pargesa Holding S.A.	70	5,437
Ricoh Leasing Co. Ltd.	3,400	93,261
Rowsley Ltd.*	402,000	64,107
Singapore Exchange Ltd.	33,000	179,697
SNS REAAL N.V.* ^	2,857	—
Sofina S.A.	46	4,981
TMX Group Ltd.	425	20,435
Wendel S.A.	1,542	169,898
Wuestenrot &
Wuerttembergische AG	1,177	25,526
Zenkoku Hosho Co. Ltd.	1,600	49,668
		7,800,133
Diversified Telecommunication Services – 2.4%
B Communications Ltd.	3,058	58,830
BCE, Inc.	8,151	361,841
Belgacom S.A.	4,772	180,023
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	74,164
BT Group PLC	240,729	1,415,354
Cable & Wireless
Communications PLC	723,152	558,105
Chorus Ltd.*	41,725	68,486
Colt Group S.A.*	14,363	31,711
Deutsche Telekom AG (Registered)	102,027	1,536,512
Elisa Oyj	5,333	146,330
Hellenic Telecommunications Organization S.A.*	4,754	53,666
HKT Trust and HKT Ltd.	108,400	132,089
Hutchison Telecommunications Hong Kong Holdings Ltd.	490,000	195,237
iiNET Ltd.	4,441	31,229

	Shares	Value
Diversified Telecommunication Services – (continued)
Iliad S.A.	1,019	$222,785
Inmarsat PLC	18,604	203,881
Jazztel PLC*	19,134	305,416
Koninklijke KPN N.V.	104,635	343,081
M2 Group Ltd.	52,721	363,783
Manitoba Telecom Services, Inc.	700	18,446
Nippon Telegraph & Telephone Corp.	12,300	756,180
Orange S.A.	59,629	949,927
PCCW Ltd.	32,035	20,365
Portugal Telecom SGPS S.A. (Registered)	8,587	14,062
Singapore Telecommunications Ltd.	266,000	782,170
Spark New Zealand Ltd.	32,757	80,395
Swisscom AG (Registered)	851	500,900
TalkTalk Telecom Group PLC	5,820	27,943
TDC A/S	23,272	177,492
Telecom Italia SpA*	314,397	355,502
Telecom Italia SpA (Retirement Savings Plan)	174,317	155,720
Telefonica Deutschland Holding AG*	34,456	169,269
Telefonica S.A.	136,610	2,053,048
Telenor ASA	23,376	524,930
TeliaSonera AB	70,386	485,552
Telstra Corp. Ltd.	136,636	676,180
TELUS Corp.	5,854	209,715
TPG Telecom Ltd.	7,176	45,794
Vivendi S.A.*	40,735	993,943
Ziggo N.V.*	5,269	257,361
		15,537,417
Electric Utilities – 1.3%
Acciona S.A.*	2,015	140,443
Alpiq Holding AG (Registered)*	506	50,865
AusNet Services	32,218	38,939
BKW AG	4,616	138,847
Centralschweizerische Kraftwerke AG (Registered)	42	10,037
Cheung Kong Infrastructure Holdings Ltd.	22,000	160,563
Chubu Electric Power Co., Inc.*	21,200	249,907

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
The Chugoku Electric Power Co., Inc.	9,606	$124,590
CLP Holdings Ltd.	54,500	469,088
Contact Energy Ltd.	4,950	23,874
EDP—Energias de Portugal S.A.	118,373	508,850
Electricite de France S.A.	7,147	210,878
Elia System Operator S.A./N.V.	468	23,196
Emera, Inc.	2,700	90,738
Endesa S.A.	904	17,595
Enel SpA	206,979	1,055,449
Energiedienst Holding AG (Registered)	890	29,129
Fortis, Inc.	7,061	229,970
Fortum Oyj	15,390	356,527
HK Electric Investments & HK Electric Investments Ltd.(a)	61,500	40,761
Hokkaido Electric Power Co., Inc.*	3,500	28,879
Hokuriku Electric Power Co.	2,700	35,838
Iberdrola S.A.	161,843	1,143,843
Infratil Ltd.	24,925	55,550
The Kansai Electric Power Co., Inc.*	22,600	219,640
Kyushu Electric Power Co., Inc.	19,300	205,731
Mighty River Power Ltd.	31,509	69,121
The Okinawa Electric Power Co., Inc.	5,500	167,544
Power Assets Holdings Ltd.	56,000	540,489
Public Power Corp. S.A.*	1,519	11,533
Red Electrica Corp. S.A.	2,864	249,890
Romande Energie Holding S.A. (Registered)	58	64,361
Shikoku Electric Power Co., Inc.*	5,000	67,035
Spark Infrastructure Group	8,516	14,223
SSE PLC	34,145	873,484
Terna Rete Elettrica Nazionale SpA	41,712	209,985
Tohoku Electric Power Co., Inc.	14,000	171,464
Tokyo Electric Power Co., Inc.*	54,615	193,409
TrustPower Ltd.	2,903	16,937
Verbund AG	973	19,657
		8,328,859

	Shares	Value
Electrical Equipment – 1.1%
ABB Ltd. (Registered)*	70,942	$1,552,328
Alstom S.A.*	7,483	260,262
Areva S.A.*	411	5,523
Cosel Co. Ltd.	700	8,086
Daihen Corp.	16,000	55,377
Fuji Electric Co. Ltd.	24,000	102,547
Fujikura Ltd.	4,000	16,377
Furukawa Electric Co. Ltd.	14,000	24,102
Futaba Corp.	3,400	47,313
Gamesa Corp. Tecnologica S.A.*	21,315	210,173
GS Yuasa Corp.	21,000	102,092
HellermannTyton Group PLC	21,478	104,459
Huber & Suhner AG (Registered)	509	25,094
Johnson Electric Holdings Ltd.	10,500	35,541
Legrand S.A.	9,456	508,728
Mabuchi Motor Co. Ltd.	1,000	84,564
Mitsubishi Electric Corp.	63,000	784,795
Nexans S.A.*	4,569	139,363
Nidec Corp.	7,755	499,591
Nissin Electric Co. Ltd.	8,000	42,532
Nitto Kogyo Corp.	4,600	79,235
Nordex SE*	4,620	78,028
Ormat Industries	985	6,662
OSRAM Licht AG*	3,126	109,507
PKC Group Oyj	10,444	209,103
Prysmian SpA	4,606	79,638
Schneider Electric SE	14,361	1,131,393
SGL Carbon SE*	7,292	112,740
Somfy S.A.	231	67,724
TKH Group N.V. (CVA)	7,221	218,761
Toyo Tanso Co. Ltd.	800	14,536
Ushio, Inc.	400	4,132
Vacon Oyj	2,081	88,100
Vestas Wind Systems A/S*	8,071	270,082
Zumtobel Group AG	2,063	36,354
		7,114,842
Electronic Equipment, Instruments & Components – 1.4%
AAC Technologies Holdings, Inc.	17,500	104,817
Ai Holdings Corp.	2,900	56,135
Alps Electric Co. Ltd.	7,200	118,753
Amano Corp.	17,600	190,279

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Anritsu Corp.	2,400	$18,304
Avigilon Corp.*	1,976	27,323
Axis Communications AB	3,695	100,511
Azbil Corp.	300	7,142
Barco N.V.	3,498	257,700
Canon Electronics, Inc.	8,100	145,663
Celestica, Inc.*	4,980	54,683
Citizen Holdings Co. Ltd.	3,800	24,236
Domino Printing Sciences PLC	1,225	11,818
Electrocomponents PLC	43,831	160,442
Enplas Corp.	100	3,666
Evertz Technologies Ltd.	300	4,521
FIH Mobile Ltd.*	23,000	12,249
Halma PLC	13,226	131,824
Hamamatsu Photonics KK	2,700	120,905
Hexagon AB, Class B	8,982	301,615
Hirose Electric Co. Ltd.	2,600	313,331
Hitachi High-Technologies Corp.	1,000	29,704
Hitachi Ltd.	159,000	1,218,473
Horiba Ltd.	300	10,731
Hoya Corp.	16,000	557,691
Ibiden Co. Ltd.	5,100	74,336
Ingenico	3,036	302,288
Iriso Electronics Co. Ltd.	1,700	113,278
Japan Aviation Electronics Industry Ltd.	6,044	115,591
Japan Cash Machine Co. Ltd.	700	10,646
Japan Display, Inc.*	12,700	36,025
Keyence Corp.	1,300	608,572
Koa Corp.	4,500	38,897
Kyocera Corp.	11,600	522,028
Laird PLC	40,550	204,353
Macnica, Inc.	2,800	80,550
Maruwa Co. Ltd.	200	5,825
Mitsumi Electric Co. Ltd.	4,900	29,416
Murata Manufacturing Co. Ltd.	5,900	642,340
Nichicon Corp.	22,500	148,722
Nippon Ceramic Co. Ltd.	400	5,727
Nippon Chemi-Con Corp.*	30,000	87,240
Nippon Electric Glass Co. Ltd.	6,000	27,403
The Nippon Signal Co. Ltd.	13,900	133,290

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Nohmi Bosai Ltd.	6,000	$84,938
Oki Electric Industry Co. Ltd.	28,000	62,941
Omron Corp.	5,600	258,757
Oxford Instruments PLC	2,593	44,803
Premier Farnell PLC	100,247	303,439
Renishaw PLC	1,617	45,996
Ryosan Co. Ltd.	5,000	103,653
Shimadzu Corp.	3,000	25,744
Spectris PLC	3,906	112,607
Taiyo Yuden Co. Ltd.	2,500	24,910
TDK Corp.	3,200	175,835
Topcon Corp.	1,400	31,858
Truly International Holdings Ltd.	334,000	169,687
Venture Corp. Ltd.	16,000	96,212
Yaskawa Electric Corp.	5,500	68,882
Yokogawa Electric Corp.	8,000	107,399
		8,886,704
Energy Equipment & Services – 0.9%
Akastor ASA	2,354	8,107
AMEC PLC	7,685	127,866
Archer Ltd.*	64,778	62,369
Awilco Drilling PLC	4,877	68,629
Bonheur ASA	689	8,624
Bourbon S.A.	3,910	101,406
BW Offshore Ltd.	30,924	37,882
Calfrac Well Services Ltd.	12,268	146,896
Canadian Energy Services & Technology Corp.	15,695	121,111
Canyon Services Group, Inc.	12,022	116,120
CGG S.A.*	14,417	83,235
DOF ASA*	7,141	20,838
Enerflex Ltd.	4,840	69,115
Ensign Energy Services, Inc.	1,654	18,661
Ezion Holdings Ltd.	17,280	20,298
Ezra Holdings Ltd.	201,000	127,433
Farstad Shipping ASA	3,530	40,393
Fred Olsen Energy ASA	56	597
Ganger Rolf ASA	908	11,399
Hilong Holding Ltd.	76,000	24,892
Hunting PLC	9,321	109,679
Japan Drilling Co. Ltd.	100	4,059
John Wood Group PLC	12,049	127,611

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Kvaerner ASA	27,216	$35,960
Modec, Inc.	600	14,033
Mullen Group Ltd.	2,280	44,287
Odfjell Drilling Ltd.	55,966	164,972
Pacc Offshore Services Holdings Ltd.*	61,000	32,979
Pacific Radiance Ltd.	41,000	33,967
Pason Systems, Inc.	5,781	138,289
Petrofac Ltd.	7,528	127,663
Petroleum Geo-Services ASA	36,810	182,387
Precision Drilling Corp.	5,828	48,539
Prosafe SE	1,020	4,669
Saipem SpA*	8,271	129,534
Savanna Energy Services Corp.	24,073	129,818
SBM Offshore N.V.*	54,208	677,882
Schoeller-Bleckmann Oilfield Equipment AG	202	17,422
Seadrill Ltd.	5,983	137,609
Secure Energy Services, Inc.	8,397	155,435
ShawCor Ltd.	2,274	100,141
Siem Offshore, Inc.	20,434	15,800
Solstad Offshore ASA	2,776	33,718
Subsea 7 S.A.	161	1,733
Technip S.A.	1,259	91,048
Tecnicas Reunidas S.A.	4,158	204,475
Tenaris S.A.	15,000	295,058
TGS Nopec Geophysical Co. ASA	2,456	57,298
Transocean Ltd.	17,300	516,059
Trican Well Service Ltd.	1,676	15,014
Trinidad Drilling Ltd.	21,980	143,096
Weatherford International PLC*	26,600	436,772
Western Energy Services Corp.	19,270	122,205
WorleyParsons Ltd.	19,393	231,150
		5,796,232
Food & Staples Retailing – 1.7%
Aeon Co. Ltd.	6,300	61,508
Ain Pharmaciez, Inc.	4,000	106,971
Alimentation Couche-Tard, Inc., Class B	15,597	529,146
Arcs Co. Ltd.	5,518	120,101

	Shares	Value
Food & Staples Retailing – (continued)
Axfood AB	88	$5,405
Booker Group PLC	21,140	47,451
Carrefour S.A.	19,091	558,990
Casino Guichard Perrachon S.A.	1,643	168,345
Cawachi Ltd.	2,500	38,446
Cocokara fine, Inc.	5,300	127,081
Colruyt S.A.	509	23,178
Cosmos Pharmaceutical Corp.	100	14,192
Create SD Holdings Co. Ltd.	2,300	81,963
Daikokutenbussan Co. Ltd.	700	20,106
Dairy Farm International Holdings Ltd.	4,500	43,200
Delhaize Group S.A.	2,545	173,812
Distribuidora Internacional de Alimentacion S.A.	27,458	174,212
Empire Co. Ltd., Class A	801	55,394
FamilyMart Co. Ltd.	700	27,662
George Weston Ltd.	2,282	186,373
Heiwado Co. Ltd.	9,400	172,982
ICA Gruppen AB	1,371	54,653
Inageya Co. Ltd.	11,998	126,824
Itochu-Shokuhin Co. Ltd.	300	9,901
J Sainsbury PLC	45,480	178,629
The Jean Coutu Group PJC, Inc., Class A	254	5,821
Jeronimo Martins SGPS S.A.	192	1,679
Kasumi Co. Ltd.	14,400	133,974
Kato Sangyo Co. Ltd.	2,900	60,972
Kesko Oyj, Class A	1,178	42,802
Kesko Oyj, Class B	802	30,366
Koninklijke Ahold N.V.	15,431	257,909
Kusuri No Aoki Co. Ltd.	2,600	125,472
Lawson, Inc.	2,700	180,875
Life Corp.	1,900	29,999
Loblaw Cos. Ltd.	9,406	489,885
The Maruetsu, Inc.	16,000	77,071
Matsumotokiyoshi Holdings Co. Ltd.	500	14,406
Metcash Ltd.	106,909	265,944
METRO AG*	10,360	329,953
Metro, Inc.	2,440	171,403
Ministop Co. Ltd.	1,300	18,322
Mitsubishi Shokuhin Co. Ltd.	3,700	82,281

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
The North West Co., Inc.	5,501	$113,684
Okuwa Co. Ltd.	4,000	33,148
Rallye S.A.	7,396	286,055
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	375	16,730
San-A Co. Ltd.	5,700	190,669
Seven & I Holdings Co. Ltd.	25,100	958,504
Shufersal Ltd.	3,578	8,845
Sligro Food Group N.V.	1,953	72,074
Sonae SGPS S.A.	18,183	24,353
Sugi Holdings Co. Ltd.	200	8,590
Sundrug Co. Ltd.	200	9,527
Tesco PLC	204,189	567,102
Tsuruha Holdings, Inc.	1,600	93,484
UNY Group Holdings Co. Ltd.	3,900	20,386
Valor Co. Ltd.	7,000	112,207
Welcia Holdings Co. Ltd.	2,600	86,508
Wesfarmers Ltd.	35,321	1,370,422
WM Morrison Supermarkets PLC	7,145	17,695
Woolworths Ltd.	41,242	1,305,062
Yaoko Co. Ltd.	2,300	139,512
Yokohama Reito Co. Ltd.	11,400	83,996
		10,944,212
Food Products – 3.5%
a2 Milk Co. Ltd.*	42,362	19,443
AAK AB	442	23,909
Agrana Beteiligungs AG	349	31,483
Ajinomoto Co., Inc.	17,000	318,906
Ariake Japan Co. Ltd.	800	17,805
Aryzta AG*	3,490	296,801
Associated British Foods PLC	13,199	581,546
Austevoll Seafood ASA	29,468	191,186
Australian Agricultural Co. Ltd.*	12,274	15,104
Bakkafrost P/F	11,310	276,426
Barry Callebaut AG (Registered)*	38	39,759
Bongrain S.A.	386	26,236
Bumitama Agri Ltd.	52,000	44,092
C.P. Pokphand Co. Ltd.	1,133,384	130,069

	Shares	Value
Food Products – (continued)
Calbee, Inc.	4,000	$139,155
Cermaq ASA	13,360	189,486
China Fishery Group Ltd.	112,000	30,930
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	359,239
Chocoladefabriken Lindt & Sprungli AG	17	85,243
Cloetta AB, Class B*	21,532	62,266
Corbion N.V.	417	6,727
Dairy Crest Group PLC	7,552	50,322
Danone S.A.	18,622	1,265,034
Del Monte Pacific Ltd.*	41,000	17,542
Dydo Drinco, Inc.	100	4,228
Ebro Foods S.A.	7,194	128,621
Emmi AG (Registered)*	504	177,522
Ezaki Glico Co. Ltd.	500	15,923
First Resources Ltd.	18,000	29,125
Fuji Oil Co. Ltd.	1,600	25,162
Fujicco Co. Ltd.	2,000	30,079
Fujiya Co. Ltd.	6,000	10,651
Glanbia PLC	2,208	31,150
GMG Global Ltd.	795,000	38,343
Golden Agri-Resources Ltd.	375,000	151,692
Goodman Fielder Ltd.	192,231	108,142
GrainCorp Ltd., Class A	63,799	491,255
Greencore Group PLC	60,718	254,895
Hokuto Corp.	600	10,908
House Foods Group, Inc.	2,400	40,933
Indofood Agri Resources Ltd.	77,000	50,016
Itoham Foods, Inc.	24,132	123,561
J-Oil Mills, Inc.	14,000	45,457
Kagome Co. Ltd.	500	8,059
Kameda Seika Co. Ltd.	200	6,003
Kerry Group PLC, Class A	5,533	375,661
Kewpie Corp.	1,000	17,118
Kikkoman Corp.	4,000	90,130
KWS Saat AG	116	37,787
Leroy Seafood Group ASA	1,715	64,779
Maple Leaf Foods, Inc.	300	5,189
Marine Harvest ASA	12,277	173,671
Marudai Food Co. Ltd.	16,000	59,230
Maruha Nichiro Corp.	6,600	94,374
Megmilk Snow Brand Co. Ltd.	13,114	172,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
MEIJI Holdings Co. Ltd.	1,300	$107,266
Mitsui Sugar Co. Ltd.	12,000	40,997
Morinaga & Co. Ltd.	57,000	121,520
Morinaga Milk Industry Co. Ltd.	54,000	179,189
Nagatanien Co. Ltd.	3,000	29,249
Nestle S.A. (Registered)	102,677	7,510,479
New Britain Palm Oil Ltd.	4,923	53,557
NH Foods Ltd.	4,000	90,451
Nichirei Corp.	7,000	29,285
Nippon Flour Mills Co. Ltd.	35,000	173,899
Nippon Suisan Kaisha Ltd.*	74,400	217,018
The Nisshin Oillio Group Ltd.	7,000	25,039
Nisshin Seifun Group, Inc.	11,990	119,681
Nissin Foods Holdings Co. Ltd.	700	36,591
Nutreco N.V.	11,929	597,161
Origin Enterprises PLC	5,998	59,368
Orkla ASA	25,599	195,472
Osem Investments Ltd.	1,461	28,180
Petra Foods Ltd.	5,000	14,819
Premier Foods PLC*	24,323	12,841
Prima Meat Packers Ltd.	19,000	44,574
Raisio Oyj, Class V	10,844	54,074
Riken Vitamin Co. Ltd.	800	18,483
Sakata Seed Corp.	2,800	41,361
Salmar ASA	8,178	147,182
Saputo, Inc.	8,586	243,541
Schouw & Co.	4,682	207,271
Showa Sangyo Co. Ltd.	13,000	50,096
Suedzucker AG	25,128	349,302
SunOpta, Inc.*	3,508	49,659
Super Group Ltd.	12,000	11,015
Tate & Lyle PLC	9,708	94,120
Toyo Suisan Kaisha Ltd.	4,000	136,836
Unilever N.V. (CVA)	51,417	1,993,488
Unilever PLC	41,870	1,684,021
Vilmorin & Cie S.A.	35	3,510
Viscofan S.A.	3,411	200,177
Vitasoy International Holdings Ltd.	78,000	107,417
Wilmar International Ltd.	52,000	129,444
Yakult Honsha Co. Ltd.	3,300	178,386

	Shares	Value
Food Products – (continued)
Yamazaki Baking Co. Ltd.	1,000	$12,239
		22,488,825
Gas Utilities – 0.5%
APA Group	32,816	227,012
Enagas S.A.	4,929	165,196
Gas Natural SDG S.A.	10,179	293,453
Hong Kong & China Gas Co. Ltd.	177,360	413,944
Osaka Gas Co. Ltd.	54,000	212,426
Rubis S.C.A.	3,060	179,924
Saibu Gas Co. Ltd.	48,000	116,462
Shizuoka Gas Co. Ltd.	14,700	95,591
Snam SpA	61,863	334,060
Superior Plus Corp.	36,740	397,885
Toho Gas Co. Ltd.	8,000	42,674
Tokyo Gas Co. Ltd.	79,000	448,046
Valener, Inc.	8,345	119,167
		3,045,840
Health Care Equipment & Supplies – 0.7%
Ansell Ltd.	1,947	34,040
Asahi Intecc Co. Ltd.	1,400	63,066
BioMerieux	852	89,860
Biosensors International Group Ltd.*	11,000	5,348
Carl Zeiss Meditec AG	2,388	64,252
Cochlear Ltd.	785	50,689
Coloplast A/S, Class B	4,614	401,531
DiaSorin SpA	2,388	92,271
Draegerwerk AG & Co. KGaA	1,226	101,380
Draegerwerk AG & Co. KGaA (Preference)	178	17,317
Elekta AB, Class B	24,792	253,272
Essilor International S.A.	6,361	702,130
Fisher & Paykel Healthcare Corp. Ltd.	7,536	32,770
Fukuda Denshi Co. Ltd.	4,363	221,448
Getinge AB, Class B	1,255	29,085
GN Store Nord A/S	2,532	58,901
Hogy Medical Co. Ltd.	700	36,029
Mani, Inc.	1,700	107,212
Nagaileben Co. Ltd.	500	9,478

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Nakanishi, Inc.	3,400	$116,007
Nihon Kohden Corp.	600	30,507
Nikkiso Co. Ltd.	3,000	30,480
Nipro Corp.	800	6,544
Nobel Biocare Holding AG (Registered)*	11,821	208,797
Olympus Corp.*	6,400	223,505
Paramount Bed Holdings Co. Ltd.	5,000	141,831
Sartorius AG (Preference)	480	52,321
Sartorius Stedim Biotech	198	36,095
Smith & Nephew PLC	30,213	510,914
Sonova Holding AG (Registered)	1,434	223,194
Sorin SpA*	34,803	77,791
Straumann Holding AG (Registered)	1,002	246,531
Sysmex Corp.	5,600	235,529
Terumo Corp.	10,600	258,322
William Demant Holding A/S*	324	24,547
Ypsomed Holding AG (Registered)*	295	26,467
		4,819,461
Health Care Providers & Services – 0.7%
Al Noor Hospitals Group PLC	2,464	40,169
Alfresa Holdings Corp.	3,200	40,077
Amplifon SpA	3,837	22,479
Arseus N.V.	1,000	39,968
BML, Inc.	200	5,878
Catamaran Corp.*	7,341	349,945
Celesio AG	1,746	57,533
Ebos Group Ltd.	5,057	37,647
Extendicare, Inc.	19,930	144,245
Fresenius Medical Care AG & Co. KGaA	7,890	578,295
Fresenius SE & Co. KGaA	12,567	646,340
Japara Healthcare Ltd.*	25,050	56,368
Korian-Medica	3,545	128,227
Medipal Holdings Corp.	2,900	31,767
Message Co. Ltd.	700	21,730
Metlifecare Ltd.	2,748	9,213

	Shares	Value
Health Care Providers & Services – (continued)
Miraca Holdings, Inc.	1,200	$49,561
Nichii Gakkan Co.	16,000	122,742
Orpea	2,897	176,510
Primary Health Care Ltd.	29,310	119,800
Raffles Medical Group Ltd.	7,109	21,015
Ramsay Health Care Ltd.	3,712	170,451
Rhoen Klinikum AG	8,178	243,655
Ryman Healthcare Ltd.	3,931	23,210
Ship Healthcare Holdings, Inc.	200	4,578
Sigma Pharmaceuticals Ltd.	252,465	171,985
Sonic Healthcare Ltd.	15,054	247,182
Summerset Group Holdings Ltd.	11,084	23,452
Suzuken Co. Ltd.	1,800	47,431
Synergy Health PLC	6,474	193,477
Toho Holdings Co. Ltd.	300	3,813
UDG Healthcare PLC	72,256	380,551
Vital KSK Holdings, Inc.	5,700	48,049
		4,257,343
Health Care Technology – 0.0%†
CompuGroup Medical AG	1,428	32,741
M3, Inc.	2,800	46,007
		78,748
Hotels, Restaurants & Leisure – 1.9%
Accor S.A.	4,401	184,775
Accordia Golf Co. Ltd.	7,100	74,037
Ainsworth Game Technology Ltd.	3,266	8,699
Amaya Gaming Group, Inc.*	6,610	200,800
Ardent Leisure Group	56,107	154,365
Aristocrat Leisure Ltd.	7,483	42,162
Atom Corp.	4,200	22,891
Autogrill SpA*	18,182	123,013
Betfair Group PLC	3,123	60,456
Betsson AB*	3,531	124,297
Bwin.Party Digital Entertainment PLC	202,292	290,140
Cafe de Coral Holdings Ltd.	34,000	121,879
Carnival PLC	5,142	204,674
Colowide Co. Ltd.	3,500	41,742
Compass Group PLC	52,872	850,948
Crown Resorts Ltd.	11,927	151,701

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Domino’s Pizza Enterprises Ltd.	4,286	$102,021
Domino’s Pizza Group PLC	8,780	89,267
Doutor Nichires Holdings Co. Ltd.	2,700	39,812
Echo Entertainment Group Ltd.	18,462	61,667
Enterprise Inns PLC*	117,408	240,241
Flight Centre Travel Group Ltd.	659	24,283
Fuji Kyuko Co. Ltd.	5,000	51,603
Fujita Kanko, Inc.	2,000	6,869
Galaxy Entertainment Group Ltd.	91,000	621,319
Genting Singapore PLC	4,000	3,423
Great Canadian Gaming Corp.*	4,004	72,590
Greene King PLC	14,350	184,122
GTECH SpA	1,445	33,620
GuocoLeisure Ltd.	13,000	9,304
HIS Co. Ltd.	800	20,438
The Hongkong & Shanghai Hotels	26,000	41,170
Ichibanya Co. Ltd.	500	23,282
Imperial Hotel Ltd.	2,900	62,343
InterContinental Hotels Group PLC	6,798	257,647
JD Wetherspoon PLC	13,943	187,934
Kappa Create Holdings Co. Ltd.	9,400	85,778
KFC Holdings Japan Ltd.	3,000	57,482
Kingston Financial Group Ltd.	216,000	25,624
Kisoji Co. Ltd.	1,100	18,928
Kuoni Reisen Holding AG (Registered)*	158	43,011
Ladbrokes PLC	13,680	25,847
Macau Legend Development Ltd.*	60,000	30,173
Mandarin Oriental International Ltd.	24,000	42,240
Marston’s PLC	146,664	353,838
McDonald’s Holdings Co. Japan Ltd.	800	19,410
Melco Crown Entertainment Ltd.	16,500	147,337
Melco International Development Ltd.	21,000	56,865
Melia Hotels International S.A.	1,880	18,773

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Merlin Entertainments PLC(a)	42,783	$241,273
MGM China Holdings Ltd.	67,200	215,762
Millennium & Copthorne Hotels PLC	4,198	38,148
Mitchells & Butlers PLC*	21,759	132,282
MOS Food Services, Inc.	2,100	40,837
NagaCorp Ltd.	110,000	92,480
NH Hotel Group S.A.*	53,403	243,547
Ohsho Food Service Corp.	3,104	111,584
OPAP S.A.	11,089	134,349
Oriental Land Co. Ltd.	1,300	275,180
OUE Ltd.	21,000	34,469
Paddy Power PLC	688	50,168
PGM Holdings K K	400	4,003
Plenus Co. Ltd.	1,000	17,956
Rank Group PLC	1,756	4,633
Regal Hotels International Holdings Ltd.	52,000	31,715
Resorttrust, Inc.	600	14,237
The Restaurant Group PLC	21,433	231,969
Rezidor Hotel Group AB*	3,130	13,704
Round One Corp.	14,866	88,317
Royal Holdings Co. Ltd.	1,600	25,333
Saizeriya Co. Ltd.	11,700	172,100
Sands China Ltd.	40,800	254,106
Shangri-La Asia Ltd.	32,000	46,462
SJM Holdings Ltd.	131,672	278,109
SKYCITY Entertainment Group Ltd.	17,155	52,178
Sodexo	5,020	483,478
St. Marc Holdings Co. Ltd.	2,600	135,212
Starbucks Coffee Japan Ltd.	6,300	82,048
Tabcorp Holdings Ltd.	51,079	182,737
Tatts Group Ltd.	37,968	115,807
Thomas Cook Group PLC*	37,027	73,573
Tim Hortons, Inc.	4,823	390,648
Tokyo Dome Corp.	67,000	278,507
Tokyotokeiba Co. Ltd.	9,000	25,208
Toridoll.corp	3,400	38,487
Tsui Wah Holdings Ltd.	46,000	17,379
TUI AG	52,131	795,536
TUI Travel PLC	3,691	23,538
Unibet Group PLC (SDR)	3,262	187,559

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
WATAMI Co. Ltd.	1,400	$16,210
Whitbread PLC	4,892	341,547
William Hill PLC	21,038	121,336
Wynn Macau Ltd.	49,200	177,636
Yoshinoya Holdings Co. Ltd.	4,900	55,729
Zensho Holdings Co. Ltd.	3,600	32,338
		12,134,254
Household Durables – 1.2%
Alpine Electronics, Inc.	11,800	196,097
Barratt Developments PLC	25,021	167,645
Bellway PLC	34,526	966,085
Berkeley Group Holdings PLC	3,777	137,772
Bovis Homes Group PLC	39,796	536,082
Brookfield Residential Properties, Inc.*	700	16,275
Casio Computer Co. Ltd.	4,500	69,323
Chofu Seisakusho Co. Ltd.	200	5,914
Clarion Co. Ltd.*	22,000	70,452
Crest Nicholson Holdings PLC	18,864	101,253
De’ Longhi	2,341	45,697
Dorel Industries, Inc., Class B	8,218	255,261
Ekornes ASA	5,875	62,657
Electrolux AB	6,362	180,107
Fiskars Oyj Abp	2,910	80,940
Forbo Holding AG (Registered)*	80	82,997
France Bed Holdings Co. Ltd.	16,000	26,118
Fujitsu General Ltd.	4,000	49,525
Funai Electric Co. Ltd.	900	7,900
Haseko Corp.	3,900	28,040
Husqvarna AB, Class A	8,933	65,849
Husqvarna AB, Class B	6,333	46,983
Iida Group Holdings Co. Ltd.	5,800	63,585
Indesit Co. SpA*	10,820	148,714
JM AB	5,287	170,107
Man Wah Holdings Ltd.	24,800	37,095
Misawa Homes Co. Ltd.	6,600	59,344
Nikon Corp.	3,800	50,913
Nobia AB	7,206	58,425
PanaHome Corp.	5,000	33,049
Panasonic Corp.	69,100	804,384
Persimmon PLC*	7,804	182,659

	Shares	Value
Household Durables – (continued)
Pioneer Corp.*	15,600	$39,659
Pressance Corp.	3,800	106,436
Redrow PLC	66,866	309,052
Rinnai Corp.	400	35,003
Sangetsu Co. Ltd.	5,978	149,097
SEB S.A.	1,654	135,300
Sekisui Chemical Co. Ltd.	9,000	108,621
Sekisui House Ltd.	18,100	219,903
Sharp Corp.*	46,000	112,430
Sony Corp.	31,800	587,749
Starts Corp., Inc.	11,400	168,298
Sumitomo Forestry Co. Ltd.	500	5,160
Takamatsu Construction Group Co. Ltd.	2,600	49,261
Tamron Co. Ltd.	4,800	93,512
Taylor Wimpey PLC	127,817	242,114
Techtronic Industries Co. Ltd.	43,000	134,458
Token Corp.	3,410	153,002
TomTom N.V.*	5,274	38,206
		7,494,508
Household Products – 0.5%
Henkel AG & Co. KGaA	3,816	346,675
Henkel AG & Co. KGaA (Preference)	5,916	583,930
Lion Corp.	5,000	27,875
Pigeon Corp.	800	48,954
PZ Cussons PLC	18,809	111,038
Reckitt Benckiser Group PLC	19,932	1,674,131
Svenska Cellulosa AB S.C.A., Class A	9,651	216,097
Svenska Cellulosa AB S.C.A., Class B	10,543	235,215
Unicharm Corp.	11,400	261,700
		3,505,615
Independent Power and Renewable Electricity Producers – 0.1%
Algonquin Power &
Utilities Corp.	6,486	52,926
APR Energy PLC	6,912	40,113
Capital Power Corp.	6,861	155,665
Drax Group PLC	7,311	69,536

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
EDP Renovaveis S.A.	11,312	$73,472
Electric Power Development Co. Ltd.	2,800	96,909
Enel Green Power SpA	27,902	68,449
Eneres Co. Ltd.*	500	2,779
Energy World Corp. Ltd.*	63,841	19,641
Innergex Renewable Energy, Inc.	16,010	156,628
Northland Power, Inc.	180	2,677
Terna Energy S.A.*	4,866	13,961
TransAlta Corp.	11,427	111,082
TransAlta Renewables, Inc.	4,100	44,184
		908,022
Industrial Conglomerates – 1.3%
CIR-Compagnie Industriali
Riunite SpA*	40,226	40,269
Daetwyler Holding AG	325	41,129
DCC PLC	2,320	129,685
Discount Investment Corp. (Registered)*	4,442	30,148
Gallant Venture Ltd.*	142,000	27,063
Hopewell Holdings Ltd.	3,500	12,411
Hutchison Whampoa Ltd.	69,000	874,600
Jardine Matheson Holdings Ltd.	7,600	455,240
Jardine Strategic Holdings Ltd.	5,500	195,965
Katakura Industries Co. Ltd.	1,200	14,333
Keihan Electric Railway Co. Ltd.	10,000	48,615
Keppel Corp. Ltd.	53,000	389,203
Koninklijke Philips N.V.	37,117	1,036,572
Nisshinbo Holdings, Inc.	2,000	16,003
NWS Holdings Ltd.	30,888	57,752
Rheinmetall AG	7,237	310,553
Seibu Holdings, Inc.	6,800	129,322
Sembcorp Industries Ltd.	21,000	79,557
Shun Tak Holdings Ltd.	370,000	188,454
Siemens AG (Registered)	26,891	3,029,224
Smiths Group PLC	11,079	206,493
TOKAI Holdings Corp.	45,495	220,363
Toshiba Corp.	137,000	590,992
		8,123,946

	Shares	Value
Insurance – 4.7%
Admiral Group PLC	7,533	$160,890
Aegon N.V.	58,964	479,751
Ageas	1,690	56,418
AIA Group Ltd.	392,200	2,187,261
Allianz SE (Registered)	15,558	2,469,715
Amlin PLC	4,931	35,926
AMP Ltd.	100,762	518,133
Assicurazioni Generali SpA	38,269	783,458
Aviva PLC	89,647	747,227
AXA S.A.	56,872	1,311,803
Baloise Holding AG (Registered)	1,803	226,487
Beazley PLC	162,764	682,243
Brit PLC(a)	29,674	119,160
Catlin Group Ltd.	7,091	60,863
CNP Assurances	15,969	298,313
The Dai-ichi Life Insurance Co. Ltd.	31,000	456,269
Delta Lloyd N.V.	10,310	234,774
Direct Line Insurance Group PLC	39,673	175,179
esure Group PLC	75,778	295,082
Euler Hermes Group	3,332	326,292
Fairfax Financial Holdings Ltd.	702	320,618
Friends Life Group Ltd.	37,949	196,345
Gjensidige Forsikring ASA	5,777	104,826
Great-West Lifeco, Inc.	8,270	231,644
Grupo Catalana Occidente S.A.	2,120	63,827
Hannover Rueck SE	1,318	109,796
Harel Insurance Investments & Financial Services Ltd.	4,300	21,554
Helvetia Holding AG (Registered)	1,623	770,227
Hiscox Ltd.	15,334	167,064
Industrial Alliance Insurance & Financial Services, Inc.	2,726	109,818
Insurance Australia Group Ltd.	76,295	437,253
Intact Financial Corp.	4,983	333,997
Jardine Lloyd Thompson Group PLC	258	3,931
Just Retirement Group PLC*	53,961	114,818
Lancashire Holdings Ltd.	31,901	341,436
Legal & General Group PLC	181,156	669,490
Manulife Financial Corp.	58,461	1,109,123
Mapfre S.A.	65,824	225,228

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Mediolanum SpA	2,092	$14,062
Menorah Mivtachim Holdings Ltd.*	4,176	44,463
MS&AD Insurance Group Holdings, Inc.	11,500	241,838
Muenchener Rueckversicherungs AG (Registered)	5,566	1,093,816
nib holdings Ltd./Australia	22,426	64,460
Old Mutual PLC	136,321	422,010
Partnership Assurance Group PLC	46,529	77,789
Phoenix Group Holdings	61,938	746,159
The Phoenix Holdings Ltd.	7,846	23,295
Power Corp of Canada	12,350	325,770
Power Financial Corp.	6,362	186,270
Prudential PLC	78,918	1,821,257
QBE Insurance Group Ltd.	39,647	401,817
RSA Insurance Group PLC*	36,507	282,275
Sampo Oyj, Class A	14,684	702,236
SCOR SE	5,566	170,436
Societa Cattolica di Assicurazioni SCRL	6,695	103,594
Sompo Japan Nipponkoa Holdings, Inc.	11,300	277,095
Sony Financial Holdings, Inc.	3,000	46,778
St. James’s Place PLC	14,341	170,929
Standard Life PLC	85,757	540,150
Steadfast Group Ltd.	67,315	87,276
Storebrand ASA*	4,565	23,383
Sun Life Financial, Inc.	19,135	680,405
Suncorp Group Ltd.	42,878	552,155
Swiss Life Holding AG (Registered)*	904	207,015
Swiss Re AG*	11,185	902,981
T&D Holdings, Inc.	16,000	200,812
Talanx AG	2,161	69,624
Tokio Marine Holdings, Inc.	23,800	745,813
Topdanmark A/S*	9,489	301,879
Tryg A/S	70	7,565
Unipol Gruppo Finanziario SpA	5,898	28,450
Unipol Gruppo Finanziario SpA (Preference)	4,637	20,624

	Shares	Value
Insurance – (continued)
UnipolSai SpA	48,678	$139,631
UnipolSai SpA, Class B	1,364	3,640
UNIQA Insurance Group AG	873	9,719
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	27,875
Zurich Insurance Group AG*	4,717	1,425,221
		30,146,806
Internet & Catalog Retail – 0.2%
AO World PLC*	24,393	64,743
ASKUL Corp.	1,400	28,511
ASOS PLC*	379	16,104
Belluna Co. Ltd.	9,900	43,713
Home Retail Group PLC	93,786	275,030
N Brown Group PLC	40,538	217,393
Ocado Group PLC*	14,405	57,315
Rakuten, Inc.	21,700	240,799
Senshukai Co. Ltd.	5,200	41,190
Start Today Co. Ltd.	600	12,733
Takkt AG	2,900	45,181
Trade Me Group Ltd.	106	323
Wotif.com Holdings Ltd.	42,591	113,436
Yoox SpA*	2,747	50,697
		1,207,168
Internet Software & Services – 0.2%
carsales.com Ltd.	3,812	35,652
CROOZ, Inc.	2,700	47,808
Dena Co. Ltd.	4,000	50,524
F@N Communications, Inc.	2,200	18,604
GMO internet, Inc.	1,500	12,230
Gree, Inc.	2,000	13,844
Gurunavi, Inc.	1,800	24,020
Infomart Corp.	2,500	43,308
Internet Initiative Japan, Inc.	4,400	75,554
Just Eat PLC*	27,951	137,551
Kakaku.com, Inc.	4,900	64,995
Mixi, Inc.	3,500	185,139
Moneysupermarket.com Group PLC	22,607	72,336
Net Entertainment NE AB, Class B*	1,963	60,480
Opera Software ASA	2,978	37,230

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Perion Network Ltd.*	548	$3,014
SUNeVision Holdings Ltd.	393,000	138,345
Telecity Group PLC	21,473	264,694
United Internet AG (Registered)	3,711	145,088
Yahoo Japan Corp.	16,000	56,661
		1,487,077
IT Services – 0.7%
Alten S.A.	4,321	184,718
Altran Technologies S.A.	7,420	72,838
Amadeus IT Holding S.A., Class A	12,151	446,063
Atea ASA	15,115	165,121
AtoS	4,861	335,517
Bechtle AG	1,568	121,822
Cap Gemini S.A.	5,738	377,142
CGI Group, Inc., Class A*	6,786	232,871
Computacenter PLC	17,606	174,494
Computershare Ltd.	16,009	172,662
DH Corp.	2,110	67,373
Digital Garage, Inc.	1,900	24,507
Econocom Group S.A./N.V.	19,426	125,467
Fujitsu Ltd.	62,000	367,448
Indra Sistemas S.A.	13,221	145,769
Iress Ltd.	6,581	57,095
IT Holdings Corp.	5,600	89,916
Itochu Techno-Solutions Corp.	600	23,656
NEC Networks & System Integration Corp.	8,000	171,339
NET One Systems Co. Ltd.	8,000	46,100
Nihon Unisys Ltd.	13,500	116,569
Nomura Research Institute Ltd.	1,500	48,571
NS Solutions Corp.	1,500	45,226
NTT Data Corp.	4,100	155,983
Obic Co. Ltd.	900	31,390
Otsuka Corp.	900	32,835
Quindell PLC	79,788	171,050
SCSK Corp.	400	10,469
Sopra Group S.A.	2,014	150,921
Tieto Oyj	219	5,545
TKC Corp.	1,800	35,067
Transcosmos, Inc.	8,700	159,946

	Shares	Value
IT Services – (continued)
Wirecard AG	6,136	$219,525
		4,585,015
Leisure Products – 0.1%
Amer Sports Oyj	1,390	26,593
Bandai Namco Holdings, Inc.	6,100	147,025
Beneteau S.A.*	2,110	31,195
BRP, Inc.*	1,900	41,372
Fields Corp.	2,200	28,063
Heiwa Corp.	1,900	38,236
Mars Engineering Corp.	600	10,795
Mizuno Corp.	4,000	19,838
Sankyo Co. Ltd.	900	32,354
Sega Sammy Holdings, Inc.	5,800	89,919
Shimano, Inc.	2,600	340,003
Tomy Co. Ltd.	3,700	19,077
Universal Entertainment Corp.	5,100	79,158
Yamaha Corp.	1,900	25,439
		929,067
Life Sciences Tools & Services – 0.2%
Chiome Bioscience, Inc.*	1,100	13,649
Eurofins Scientific SE	831	209,950
Gerresheimer AG	3,128	173,791
Lonza Group AG (Registered)*	2,629	289,273
MorphoSys AG*	2,546	241,570
QIAGEN N.V.*	23,666	555,810
Tecan Group AG (Registered)	670	70,589
		1,554,632
Machinery – 2.9%
Aalberts Industries N.V.	6,789	180,709
Aida Engineering Ltd.	15,000	140,895
Alfa Laval AB	11,237	230,503
Amada Co. Ltd.	8,000	68,008
ANDRITZ AG	2,652	127,990
Asahi Diamond Industrial Co. Ltd.	2,500	29,682
Atlas Copco AB, Class A	23,819	685,900
Atlas Copco AB, Class B	12,720	335,178
ATS Automation Tooling Systems, Inc.*	5,484	68,583
Bodycote PLC	17,014	169,852
Bradken Ltd.	48,834	165,691

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Bucher Industries AG (Registered)	638	$161,746
Burckhardt Compression Holding AG	141	60,285
Cargotec Oyj, Class B	613	18,448
CKD Corp.	11,400	96,809
COSCO Corp. Singapore Ltd.	202,000	93,497
Daifuku Co. Ltd.	4,800	54,292
Danieli & C Officine Meccaniche SpA	3,394	79,094
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	11,781	212,550
DMG Mori Seiki AG	7,334	187,129
DMG Mori Seiki Co. Ltd.	2,000	22,996
Duerr AG	3,969	277,828
Ebara Corp.	6,000	32,113
Faiveley Transport S.A.	1,971	118,534
FANUC Corp.	6,200	1,057,437
Fenner PLC	9,518	46,900
Fuji Machine Manufacturing Co. Ltd.	12,600	120,037
Fujitec Co. Ltd.	3,000	29,356
Furukawa Co. Ltd.	18,000	34,361
GEA Group AG	4,825	221,830
Georg Fischer AG (Registered)*	466	268,478
Glory Ltd.	200	5,068
Harmonic Drive Systems, Inc.	4,800	61,100
Hexagon Composites ASA	11,116	46,269
Hino Motors Ltd.	5,000	70,737
Hitachi Construction Machinery Co. Ltd.	13,200	263,164
Hitachi Koki Co. Ltd.	600	5,085
Hitachi Zosen Corp.	51,100	263,921
Hoshizaki Electric Co. Ltd.	100	4,763
IHI Corp.	59,000	277,356
IMI PLC	1,290	25,220
Industria Macchine Automatiche SpA	1,057	41,345
Interpump Group SpA	5,865	76,422
Iseki & Co. Ltd.	13,000	29,455
The Japan Steel Works Ltd.	3,000	10,410

	Shares	Value
Machinery – (continued)
JTEKT Corp.	4,600	$71,028
Kawasaki Heavy Industries Ltd.	53,000	203,292
KION Group AG	4,213	153,181
Kitz Corp.	17,000	76,580
Komatsu Ltd.	33,000	768,150
Komori Corp.	16,100	153,812
Kone Oyj, Class B	9,648	414,618
Konecranes Oyj	8,515	238,013
Krones AG	627	60,041
Kubota Corp.	34,087	528,310
KUKA AG	4,135	259,814
Kurita Water Industries Ltd.	5,800	124,738
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,200	114,619
Makino Milling Machine Co. Ltd.	20,000	132,733
Makita Corp.	3,300	182,213
MAN SE	1,539	175,255
MAN SE (Preference)	183	20,601
Max Co. Ltd.	1,000	11,088
Meidensha Corp.	7,000	25,101
Melrose Industries PLC	2,827	11,583
Metka S.A.	17,988	175,790
Metso Oyj	3,925	128,006
Meyer Burger Technology AG*	8,075	67,876
Minebea Co. Ltd.	6,000	79,104
Mitsubishi Heavy Industries Ltd.	113,119	689,783
Mitsuboshi Belting Co. Ltd.	12,000	85,634
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	14,736
Miura Co. Ltd.	3,300	37,973
Morgan Advanced Materials PLC	27,528	124,415
Nabtesco Corp.	2,300	55,395
Nachi-Fujikoshi Corp.	9,000	54,511
NGK Insulators Ltd.	8,000	168,984
Nippon Sharyo Ltd.	5,000	15,209
Nitta Corp.	5,600	123,085
Nitto Kohki Co. Ltd.	1,500	28,099
NKT Holding A/S	3,773	195,546
Noritake Co. Ltd.	1,000	2,275
NSK Ltd.	10,000	126,935
NTN Corp.	9,000	37,411
Obara Group, Inc.	3,300	118,630

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
OC Oerlikon Corp. AG (Registered)*	12,647	$159,656
Oiles Corp.	8,520	164,084
OKUMA Corp.	2,000	13,916
OSG Corp.	1,500	23,978
Palfinger AG	794	18,503
Rational AG	455	142,346
Rotork PLC	1,036	42,348
Ryobi Ltd.	37,000	98,684
Sandvik AB	30,173	329,853
Schindler Holding AG	1,592	222,313
Schindler Holding AG (Registered)	1,069	144,614
SembCorp Marine Ltd.	29,000	82,116
Semperit AG Holding	3,155	156,060
Shibuya Kogyo Co. Ltd.	3,100	74,800
Shima Seiki Manufacturing Ltd.	900	14,330
Shinmaywa Industries Ltd.	24,000	210,874
Sintokogio Ltd.	14,000	95,286
SKF AB, Class A	1,368	27,415
SKF AB, Class B	3,580	71,501
SMC CORP NPV	1,600	443,441
Spirax-Sarco Engineering PLC	2,133	97,256
Star Micronics Co. Ltd.	5,200	77,695
Sulzer AG (Registered)	2,127	241,772
Sumitomo Heavy Industries Ltd.	8,000	43,388
Tadano Ltd.	1,000	14,602
Takuma Co. Ltd.	21,181	132,635
THK Co. Ltd.	2,500	61,103
Torishima Pump Manufacturing Co. Ltd.	2,700	20,159
Toshiba Machine Co. Ltd.	18,245	71,121
Trelleborg AB, Class B	5,977	101,848
Tsubakimoto Chain Co.	9,000	69,765
Tsugami Corp.	12,000	60,158
Tsukishima Kikai Co. Ltd.	3,000	33,156
Union Tool Co.	3,100	78,119
Vallourec S.A.	2,954	108,441
Vard Holdings Ltd.*	108,000	57,550
Vesuvius PLC	72,685	495,607
Volvo AB, Class A	13,751	159,804
Volvo AB, Class B	31,487	361,450

	Shares	Value
Machinery – (continued)
Vossloh AG	2,733	$157,170
Wacker Neuson SE	9,276	180,081
Wartsila Oyj Abp	5,567	257,792
The Weir Group PLC	7,262	265,241
Westport Innovations, Inc.*	5,964	36,658
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,702
Yushin Precision Equipment Co. Ltd.	1,600	32,056
Zardoya Otis S.A.	6,623	77,088
		18,475,728
Marine – 0.4%
AP Moeller – Maersk A/S, Class A	108	245,238
AP Moeller – Maersk A/S, Class B	202	470,586
Cie Maritime Belge S.A.	1,312	25,660
D/S Norden A/S	6,632	174,149
Golden Ocean Group Ltd.	15,271	18,560
Iino Kaiun Kaisha Ltd.	4,300	23,283
Kawasaki Kisen Kaisha Ltd.	115,000	256,456
Kuehne + Nagel International AG (Registered)	1,434	186,541
Mermaid Marine Australia Ltd.	131,239	214,568
Mitsui OSK Lines Ltd.	61,000	188,270
Neptune Orient Lines Ltd.*	11,000	7,145
Nippon Yusen KK	56,000	142,866
NS United Kaiun Kaisha Ltd.	16,000	38,535
Orient Overseas International Ltd.	1,000	5,693
Pacific Basin Shipping Ltd.	123,000	59,159
SITC International Holdings Co. Ltd.	283,000	150,710
Stolt-Nielsen Ltd.	1,829	32,917
Wilh Wilhelmsen Holding ASA, Class A	3,512	93,379
Wilh Wilhelmsen Holding ASA, Class B	3,039	80,128
		2,413,843
Media – 2.0%
Adways, Inc.	700	7,780
Aimia, Inc.	9,915	142,905

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Altice S.A.*	1,360	$84,669
Amalgamated Holdings Ltd.	8,073	71,104
APN News & Media Ltd.*	168,362	110,993
Asatsu-DK, Inc.	4,100	101,453
Asian Pay Television Trust	436,000	289,988
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	49,593
Avex Group Holdings, Inc.	7,273	106,009
Axel Springer SE	507	27,816
British Sky Broadcasting Group PLC	34,609	490,571
Cineplex, Inc.	714	26,889
Cineworld Group PLC	21,918	117,469
Cogeco Cable, Inc.	2,341	127,614
Cogeco, Inc.	1,210	60,884
COOKPAD, Inc.	3,700	117,332
Corus Entertainment, Inc., Class B	202	3,716
CTS Eventim AG & Co. KGaA	4,192	110,505
CyberAgent, Inc.	1,100	41,702
Daiichikosho Co. Ltd.	300	7,514
Daily Mail & General Trust PLC, Class A	8,809	111,476
Dentsu, Inc.	8,000	288,658
Entertainment One Ltd.	56,300	282,104
Euromoney Institutional Investor PLC	3,489	58,666
Eutelsat Communications S.A.	3,669	118,876
Fairfax Media Ltd.	187,596	134,391
Fuji Media Holdings, Inc.	1,200	16,313
GFK SE	861	35,599
Gruppo Editoriale L’Espresso SpA*	19,423	20,758
Hakuhodo DY Holdings, Inc.	1,900	18,491
Havas S.A.	15,095	121,986
IMAX Corp.*	2,048	60,289
Informa PLC	18,393	141,539
IPSOS	2,057	53,335
ITV PLC	111,565	362,329
JCDecaux S.A.	530	17,577
Kabel Deutschland Holding AG*	276	37,346

	Shares	Value
Media – (continued)
Kadokawa Dwango*	2,251	$41,364
Kinepolis Group N.V.	1,030	41,231
Lagardere SCA	23,352	568,039
MDC Partners, Inc., Class A	2,200	44,334
Mediaset Espana Comunicacion S.A.*	14,476	181,207
Mediaset SpA*	11,276	37,636
Metropole Television S.A.	2,968	51,335
Modern Times Group MTG AB, Class B	604	18,601
Next Co. Ltd.	9,000	49,534
Nippon Television Holdings, Inc.	1,500	22,385
NOS SGPS	13,493	77,308
Numericable Group S.A.*	2,641	97,613
Pearson PLC	25,010	468,143
ProSiebenSat.1 Media AG (Registered)	6,169	248,531
Publicis Groupe S.A.	3,224	223,255
Quebecor, Inc., Class B	196	5,029
RCS MediaGroup SpA*	20,743	21,831
REA Group Ltd.	912	36,235
Reed Elsevier N.V.	30,961	712,397
Reed Elsevier PLC	48,785	801,560
Rightmove PLC	4,314	145,627
RTL Group S.A.	774	71,916
Sanoma Oyj	23,042	132,452
Schibsted ASA	3,626	191,693
SES S.A. (FDR)	10,177	351,284
Seven West Media Ltd.	231,949	349,660
Shaw Communications, Inc., Class B	12,985	333,306
Shochiku Co. Ltd.	3,000	27,858
Singapore Press Holdings Ltd.	55,000	183,119
Sky Deutschland AG*	8,741	73,781
Sky Network Television Ltd.	7,095	35,102
SKY Perfect JSAT Holdings, Inc.	6,800	41,065
Societe d’Edition de Canal +	13,420	99,538
Societe Television Francaise 1	14,751	219,283
Southern Cross Media Group Ltd.	150,074	129,277
Tamedia AG (Registered)	346	45,405
Technicolor S.A. (Registered)*	71,765	423,227
Telenet Group Holding N.V.*	2,131	120,481

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Television Broadcasts Ltd.	2,700	$14,779
Ten Network Holdings Ltd.*	52,210	10,096
Thomson Reuters Corp.	11,874	441,595
Toei Co. Ltd.	18,000	93,930
Toho Co. Ltd.	4,100	92,822
Tokyo Broadcasting System Holdings, Inc.	3,400	37,213
TV Asahi Holdings Corp.	4,900	76,141
UBM PLC	20,580	187,343
Village Roadshow Ltd.	17,182	106,023
Wolters Kluwer N.V.	8,851	236,094
WPP PLC	39,223	764,306
Zenrin Co. Ltd.	11,300	137,187
		12,895,410
Metals & Mining – 3.9%
Acerinox S.A.	8,616	127,759
African Barrick Gold PLC	18,407	60,664
Agnico Eagle Mines Ltd.	7,818	184,173
Aichi Steel Corp.	81,000	286,847
Alacer Gold Corp.	3,837	6,364
Alamos Gold, Inc.	12,989	96,889
Alumina Ltd.*	89,081	127,633
AMAG Austria Metall AG(a)	2,064	66,137
Anglo American PLC	37,689	793,807
Antofagasta PLC	12,299	138,228
APERAM*	7,556	217,029
Aquarius Platinum Ltd.*	102,057	27,361
ArcelorMittal	31,938	417,758
Argonaut Gold, Inc.*	7,800	16,604
Arrium Ltd.	686,090	202,029
Asahi Holdings, Inc.	3,800	62,540
Atlas Iron Ltd.	158,362	46,632
AuRico Gold, Inc.	26,516	84,902
Aurubis AG	9,912	516,496
B2Gold Corp.*	58,123	96,919
Barrick Gold Corp.	24,912	295,643
Beadell Resources Ltd.*	216,119	48,442
BHP Billiton Ltd.	108,729	3,245,652
BHP Billiton PLC	67,349	1,735,286
BlueScope Steel Ltd.*	19,530	90,126
Boliden AB	11,109	182,692

	Shares	Value
Metals & Mining – (continued)
Canam Group, Inc.	2,628	$22,843
Capstone Mining Corp.*	66,276	124,034
Centamin PLC	302,026	247,396
Centerra Gold, Inc.	39,644	154,715
China Gold International Resources Corp. Ltd.*	5,290	10,135
Daido Steel Co. Ltd.	5,000	18,822
Detour Gold Corp.*	14,519	84,993
Dominion Diamond Corp.*	9,040	126,445
Dowa Holdings Co. Ltd.	4,000	32,862
Eldorado Gold Corp.	15,211	83,108
Eramet*	186	17,268
Evolution Mining Ltd.	86,006	45,360
Evraz PLC	65,291	134,957
Ferrexpo PLC	19,871	26,752
First Majestic Silver Corp.*	14,459	74,126
First Quantum Minerals Ltd.	21,519	324,469
Fortescue Metals Group Ltd.	47,225	145,288
Fortuna Silver Mines, Inc.*	4,046	13,996
Franco-Nevada Corp.	6,325	295,984
Fresnillo PLC	3,538	39,480
Glencore PLC*	340,861	1,744,499
Goldcorp, Inc.	27,782	521,167
G-Resources Group Ltd.*	7,262,398	177,926
Hitachi Metals Ltd.	3,040	50,113
Hochschild Mining PLC*	40,069	63,431
HudBay Minerals, Inc.	37,369	286,039
IAMGOLD Corp.*	38,667	73,393
Iluka Resources Ltd.	15,021	95,065
Imperial Metals Corp.*	3,680	31,106
Independence Group NL	8,856	35,341
Ivanhoe Mines Ltd., Class A*	57,802	43,578
JFE Holdings, Inc.	15,900	308,625
Kazakhmys PLC*	76,556	281,945
Kenmare Resources PLC*	192,412	21,148
Kinross Gold Corp.*	8,496	18,161
Kobe Steel Ltd.	84,000	131,127
Kyoei Steel Ltd.	1,500	24,513
Labrador Iron Ore Royalty Corp.	932	16,202
Lonmin PLC*	80,135	223,844
Lucara Diamond Corp.	72,667	146,952
Lundin Mining Corp.*	7,758	34,611

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Major Drilling Group International, Inc.	2,296	$13,400
Maruichi Steel Tube Ltd.	1,000	23,371
Mitsubishi Materials Corp.	54,000	165,220
Mitsui Mining & Smelting Co. Ltd.	30,000	77,338
Mount Gibson Iron Ltd.	213,293	84,368
Mytilineos Holdings S.A.*	2,146	13,793
Nakayama Steel Works Ltd.*	34,000	24,263
Nevsun Resources Ltd.	61,113	206,520
New Gold, Inc.*	8,977	32,565
Newcrest Mining Ltd.*	25,336	207,560
Nippon Light Metal Holdings Co. Ltd.	42,700	62,085
Nippon Steel & Sumitomo Metal Corp.	201,205	520,489
Nisshin Steel Co. Ltd.	2,700	24,422
Norsk Hydro ASA	43,259	241,830
Northern Star Resources Ltd.	152,947	147,884
NOVAGOLD Resources, Inc.*	18,000	44,224
NV Bekaert S.A.	9,386	294,581
OceanaGold Corp.*	78,921	128,799
Osaka Steel Co. Ltd.	1,700	30,162
OSAKA Titanium Technologies Co. Ltd.	1,000	19,018
Outokumpu Oyj*	17,839	100,711
OZ Minerals Ltd.	32,294	109,855
Pacific Metals Co. Ltd.*	22,000	67,704
Pan American Silver Corp.	11,462	105,933
PanAust Ltd.	126,155	189,622
Petra Diamonds Ltd.*	16,906	44,898
Polyus Gold International Ltd.*	13,384	40,041
Pretium Resources, Inc.*	15,992	73,191
Primero Mining Corp.*	7,334	25,044
Randgold Resources Ltd.	3,085	181,529
Regis Resources Ltd.*	96,767	117,380
Rio Tinto Ltd.	13,802	732,891
Rio Tinto PLC	41,932	1,993,428
Salzgitter AG	5,105	153,569
Sandfire Resources NL	20,638	101,770
Sandstorm Gold Ltd.*	8,310	23,881
Sanyo Special Steel Co. Ltd.	35,000	118,014

	Shares	Value
Metals & Mining – (continued)
Schmolz + Bickenbach AG (Registered)*	109,605	$132,102
SEMAFO, Inc.*	17,791	43,395
Sherritt International Corp.	85,682	212,790
Silver Standard Resources, Inc.*	3,612	15,730
Silver Wheaton Corp.	14,419	250,537
Sims Metal Management Ltd.	50,621	495,684
Sirius Resources NL*	24,327	66,289
SSAB AB, Class A*	14,585	105,541
SSAB AB, Class B*	11,270	72,156
Sumitomo Metal Mining Co. Ltd.	19,000	256,599
Tahoe Resources, Inc.*	754	13,061
Teck Resources Ltd., Class B	11,401	180,098
ThyssenKrupp AG*	14,434	346,768
Toho Titanium Co. Ltd.*	11,200	70,234
Toho Zinc Co. Ltd.	37,000	123,108
Tokyo Steel Manufacturing Co. Ltd.	29,200	153,417
Topy Industries Ltd.	34,000	64,903
Torex Gold Resources, Inc.*	52,463	55,839
Toyo Kohan Co. Ltd.	12,000	67,223
Turquoise Hill Resources Ltd.*	16,776	56,245
UACJ Corp.	4,000	14,344
Vedanta Resources PLC	1,197	15,741
Voestalpine AG	4,151	166,191
Western Areas Ltd.	7,243	27,631
Yamana Gold, Inc.	10,050	40,023
Yamato Kogyo Co. Ltd.	200	6,369
Yodogawa Steel Works Ltd.	35,000	135,186
		25,254,988
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	2,175	238,383
The Daiei, Inc.*	74,900	83,515
Debenhams PLC	299,034	310,488
Dollarama, Inc.	2,870	252,062
Don Quijote Holdings Co. Ltd.	1,000	58,784
Fuji Co. Ltd.	800	15,671
H2O Retailing Corp.	1,815	29,822
Harvey Norman Holdings Ltd.	5,395	18,020
Hudson’s Bay Co.	4,000	69,396
Isetan Mitsukoshi Holdings Ltd.	15,100	201,369

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Izumi Co. Ltd.	700	$22,167
J Front Retailing Co. Ltd.	11,000	143,160
Kintetsu Department Store Co. Ltd.*	18,000	51,220
Lifestyle International Holdings Ltd.	4,000	7,561
Marks & Spencer Group PLC	45,368	295,191
Marui Group Co. Ltd.	5,500	45,529
Matsuya Co. Ltd.	1,500	20,632
Myer Holdings Ltd.	83,021	141,572
Next PLC	4,294	442,756
Parco Co. Ltd.	1,700	13,648
Poundland Group PLC*	27,762	139,907
Ryohin Keikaku Co. Ltd.	500	66,679
Sanyo Electric Railway Co. Ltd.	21,000	86,919
Sears Canada, Inc.	5,515	53,074
Seria Co. Ltd.	1,200	49,775
Stockmann Oyj Abp, Class B	7,775	86,016
Takashimaya Co. Ltd.	11,000	91,744
The Warehouse Group Ltd.	5,317	12,863
Wing On Co. International Ltd.	18,000	52,223
		3,100,146
Multi-Utilities – 1.1%
A2A SpA	25,745	25,756
ACEA SpA	3,890	47,568
AGL Energy Ltd.	5,911	70,611
Atco Ltd., Class I	1,916	77,833
Canadian Utilities Ltd., Class A	5,556	191,992
Centrica PLC	152,348	737,295
DUET Group	13,093	28,312
E.ON SE	63,905	1,099,314
GDF Suez	54,558	1,323,025
Hera SpA	8,603	22,635
Iren SpA	131,928	159,177
Just Energy Group, Inc.	10,900	53,077
MVV Energie AG	1,004	30,165
National Grid PLC	123,708	1,832,686
REN – Redes Energeticas Nacionais SGPS S.A.	50,520	156,532
RWE AG	15,901	563,006

	Shares	Value
Multi-Utilities – (continued)
RWE AG (Preference)	1,032	$27,644
Suez Environnement Co.	6,405	107,773
Telecom Plus PLC	6,629	149,748
Veolia Environnement S.A.	11,557	193,088
		6,897,237
Oil, Gas & Consumable Fuels – 6.4%
Advantage Oil & Gas Ltd.*	30,734	131,665
Afren PLC*	184,624	228,174
AltaGas Ltd.	4,617	190,421
ARC Resources Ltd.	10,514	247,871
Athabasca Oil Corp.*	6,258	20,260
Avance Gas Holding Ltd.(a)	2,772	47,836
AWE Ltd.*	19,364	29,787
Bankers Petroleum Ltd.*	39,680	152,392
Baytex Energy Corp.	4,614	140,943
Beach Energy Ltd.	105,401	107,934
Bellatrix Exploration Ltd.*	19,246	89,961
BG Group PLC	107,644	1,791,028
Birchcliff Energy Ltd.*	8,582	66,376
BlackPearl Resources, Inc.*	15,013	21,572
Bonavista Energy Corp.	6,700	62,932
Bonterra Energy Corp.	1,564	70,290
BP PLC	610,296	4,383,955
Brightoil Petroleum Holdings Ltd.*	418,147	133,178
Cairn Energy PLC*	94,615	219,638
Caltex Australia Ltd.	2,755	75,168
Cameco Corp.	11,395	197,792
Canadian Natural Resources Ltd.	37,089	1,293,814
Canadian Oil Sands Ltd.	15,164	237,524
Cenovus Energy, Inc.	26,030	643,910
Cequence Energy Ltd.*	21,322	27,044
China Aviation Oil Singapore Corp. Ltd.	75,000	43,174
Cosmo Oil Co. Ltd.	2,000	3,051
Crescent Point Energy Corp.	13,149	434,432
Crew Energy, Inc.*	7,783	48,598
DeeThree Exploration Ltd.*	8,839	50,410
Delek Group Ltd.	19	6,513
Denison Mines Corp.*	47,478	44,638
Det Norske Oljeselskap ASA*	1,072	6,923

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
DNO ASA*	5,536	$13,448
Dragon Oil PLC	12,456	107,112
Drillsearch Energy Ltd.*	41,824	43,197
Enbridge Income Fund Holdings, Inc.	7,265	191,379
Enbridge, Inc.	26,163	1,237,547
Encana Corp.	23,228	432,647
Energy Resources of Australia Ltd.*	1,430	1,615
Enerplus Corp.	6,241	89,343
Eni SpA	85,309	1,817,022
EnQuest PLC*	86,775	96,346
ERG SpA	2,148	24,611
Etablissements Maurel et Prom*	21,851	261,369
Exmar N.V.	2,989	41,718
Freehold Royalties Ltd.	7,637	142,248
Galp Energia SGPS S.A.	11,419	165,459
Gaztransport Et Technigaz S.A.	4,271	238,928
Genel Energy PLC*	1,199	13,476
Gibson Energy, Inc.	1,269	36,896
Gulf Keystone Petroleum Ltd.*	70,415	75,196
Hellenic Petroleum S.A.*	2,655	13,638
Hoegh LNG Holdings Ltd.*	387	4,987
Husky Energy, Inc.	12,941	312,320
Idemitsu Kosan Co. Ltd.	4,100	78,997
Imperial Oil Ltd.	9,192	442,132
Inpex Corp.	33,100	414,248
Inter Pipeline Ltd.	7,225	227,558
Ithaca Energy, Inc.*	101,295	129,376
Itochu Enex Co. Ltd.	8,300	52,567
James Fisher & Sons PLC	4,812	100,542
Japan Petroleum Exploration Co.	200	6,449
JX Holdings, Inc.	79,600	337,415
Karoon Gas Australia Ltd.*	10,916	28,306
Kelt Exploration Ltd.*	5,800	48,820
Keyera Corp.	2,279	181,237
Koninklijke Vopak N.V.	2,062	103,236
KrisEnergy Ltd.*	59,000	37,865
Legacy Oil + Gas, Inc.*	47,491	193,342
Lightstream Resources Ltd.	51,321	135,648
Lundin Petroleum AB*	8,162	115,477
MEG Energy Corp.*	3,480	83,956

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Motor Oil Hellas Corinth Refineries S.A.	397	$2,905
Naphtha Israel Petroleum Corp. Ltd.*	5,509	35,879
Neste Oil Oyj	3,273	70,738
New Hope Corp. Ltd.	2,558	5,059
Newocean Energy Holdings Ltd.	322,000	151,550
Nippon Gas Co. Ltd.	3,400	83,070
NuVista Energy Ltd.*	8,513	78,300
OMV AG	646	20,303
Ophir Energy PLC*	44,047	130,578
Origin Energy Ltd.	36,360	456,075
Pacific Rubiales Energy Corp.	12,085	182,221
Painted Pony Petroleum Ltd.*	9,783	92,672
Paramount Resources Ltd., Class A*	1,591	66,606
Parex Resources, Inc.*	7,102	65,070
Parkland Fuel Corp.	6,533	127,769
Paz Oil Co. Ltd.	140	19,934
Pembina Pipeline Corp.	9,339	387,327
Pengrowth Energy Corp.	51,892	209,418
Penn West Petroleum Ltd.	19,216	86,923
Peyto Exploration & Development Corp.	6,276	177,072
Premier Oil PLC	34,297	141,510
Raging River Exploration, Inc.*	10,400	70,659
Repsol S.A.	27,732	618,990
RMP Energy, Inc.*	9,714	51,006
Royal Dutch Shell PLC, Class A	127,174	4,548,333
Royal Dutch Shell PLC, Class B	79,933	2,957,244
San-Ai Oil Co. Ltd.	10,000	68,507
Santos Ltd.	35,852	406,529
Saras SpA*	69,316	70,693
Showa Shell Sekiyu KK	2,400	20,231
Soco International PLC*	33,561	176,380
Statoil ASA	38,561	873,920
Suncor Energy, Inc.	49,089	1,742,465
Surge Energy, Inc.	43,135	239,118
Talisman Energy, Inc.	31,385	200,149
TonenGeneral Sekiyu KK	15,000	130,190
TORC Oil & Gas Ltd.	2,418	22,669
Total Gabon	124	54,609
Total S.A.	69,135	4,107,484

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Tourmaline Oil Corp.*	4,029	$144,479
TransCanada Corp.	23,163	1,141,252
TransGlobe Energy Corp.	15,888	68,910
Trilogy Energy Corp.	806	12,553
Tullow Oil PLC	11,023	85,672
United Energy Group Ltd.*	768,000	118,836
Veresen, Inc.	3,731	58,540
Vermilion Energy, Inc.	2,652	150,447
Washington H Soul Pattinson & Co. Ltd.	3,833	47,876
Whitecap Resources, Inc.	11,660	150,889
Whitehaven Coal Ltd.*	74,920	99,770
Woodside Petroleum Ltd.	20,831	734,798
		41,091,054
Paper & Forest Products – 0.4%
Canfor Corp.*	300	6,982
Canfor Pulp Products, Inc.	8,058	90,053
Daio Paper Corp.	12,745	107,890
Hokuetsu Kishu Paper Co. Ltd.	28,800	117,661
Holmen AB, Class B	194	6,397
Interfor Corp.*	16,969	257,970
Metsa Board Oyj	6,595	29,416
Mondi PLC	13,520	227,764
Nippon Paper Industries Co. Ltd.	4,700	68,170
Norbord, Inc.	5,676	111,008
Oji Holdings Corp.	77,000	271,308
Semapa-Sociedade de Investimento e Gestao	19,242	232,621
Stella-Jones, Inc.	2,228	64,679
Stora Enso Oyj, Class R	19,136	157,639
UPM-Kymmene Oyj	15,159	239,688
West Fraser Timber Co. Ltd.	3,926	205,902
Western Forest Products, Inc.	47,047	96,811
		2,291,959
Personal Products – 0.4%
Aderans Co. Ltd.	500	5,896
Beiersdorf AG	3,021	244,360
Dr Ci:Labo Co. Ltd.	900	28,300
Euglena Co. Ltd.*	3,900	46,095
Fancl Corp.	2,500	34,075

	Shares	Value
Personal Products – (continued)
Kao Corp.	15,900	$610,513
Kobayashi Pharmaceutical Co. Ltd.	1,200	73,431
Kose Corp.	200	8,055
L’Oreal S.A.	7,799	1,222,398
Mandom Corp.	1,300	43,196
Milbon Co. Ltd.	2,440	77,158
Noevir Holdings Co. Ltd.	1,900	34,185
Oriflame Cosmetics S.A. (SDR)	697	12,103
Pola Orbis Holdings, Inc.	900	36,488
Shiseido Co. Ltd.	10,600	173,460
		2,649,713
Pharmaceuticals – 6.5%
ALK-Abello A/S	286	32,206
Almirall S.A.*	5,963	97,871
Astellas Pharma, Inc.	74,400	1,127,564
AstraZeneca PLC	40,927	2,974,950
Bayer AG (Registered)	25,981	3,692,978
BTG PLC*	21,706	262,184
China Animal Healthcare Ltd.	62,000	51,246
Chugai Pharmaceutical Co. Ltd.	6,500	198,006
Cosmo Pharmaceuticals SpA	286	45,049
Daiichi Sankyo Co. Ltd.	22,400	330,990
Eisai Co. Ltd.	6,600	253,214
Galenica AG (Registered)	95	81,235
GlaxoSmithKline PLC	146,261	3,316,888
GW Pharmaceuticals PLC*	14,242	87,865
H Lundbeck A/S	500	10,605
Haw Par Corp. Ltd.	3,200	21,259
Hikma Pharmaceuticals PLC	2,711	82,190
Hisamitsu Pharmaceutical Co., Inc.	1,200	39,499
Ipsen S.A.	2,653	130,432
JCR Pharmaceuticals Co. Ltd.	600	13,503
Kaken Pharmaceutical Co. Ltd.	1,000	24,780
Kissei Pharmaceutical Co. Ltd.	1,400	35,904
KYORIN Holdings, Inc.	1,000	20,659
Kyowa Hakko Kirin Co. Ltd.	3,000	34,040
Meda AB, Class A	4,915	64,424
Merck KGaA	4,240	382,857
Mitsubishi Tanabe Pharma Corp.	4,600	68,894
Mochida Pharmaceutical Co. Ltd.	500	30,463

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Nichi-iko Pharmaceutical Co. Ltd.	17,700	$288,303
Nippon Shinyaku Co. Ltd.	3,000	86,437
Novartis AG (Registered)	74,486	6,911,112
Novo Nordisk A/S, Class B	62,401	2,822,348
Ono Pharmaceutical Co. Ltd.	2,200	218,616
Orion Oyj, Class A	1,866	62,773
Orion Oyj, Class B	1,450	49,215
Otsuka Holdings Co. Ltd.	10,700	370,093
Recordati SpA	2,678	46,303
Roche Holding AG	23,597	6,947,414
Rohto Pharmaceutical Co. Ltd.	1,000	14,156
Sanofi S.A.	37,738	3,482,788
Santen Pharmaceutical Co. Ltd.	2,800	163,846
Sawai Pharmaceutical Co. Ltd.	700	40,899
Seikagaku Corp.	1,800	28,741
Shionogi & Co. Ltd.	11,700	297,653
Shire PLC	18,266	1,216,548
Stada Arzneimittel AG	11,708	450,997
Sumitomo Dainippon Pharma Co. Ltd.	3,800	43,659
Taisho Pharmaceutical Holdings Co. Ltd.	400	27,760
Takeda Pharmaceutical Co. Ltd.	26,700	1,144,286
Teva Pharmaceutical Industries Ltd.	26,777	1,482,708
Torii Pharmaceutical Co. Ltd.	700	19,638
Towa Pharmaceutical Co. Ltd.	2,600	113,180
Tsumura & Co.	900	20,062
UCB S.A.	3,658	295,106
The United Laboratories International Holdings Ltd.*	18,000	13,810
Valeant Pharmaceuticals International, Inc.*	10,534	1,399,613
Virbac S.A.	281	62,826
ZERIA Pharmaceutical Co. Ltd.	3,100	61,748
		41,694,393
Professional Services – 0.7%
Adecco S.A. (Registered)*	8,196	553,951
AF AB, Class B	9,470	143,005
Bertrandt AG	433	56,556
Brunel International N.V.	1,432	32,133

	Shares	Value
Professional Services – (continued)
Bureau Veritas S.A.	6,580	$162,656
Capita PLC	20,461	359,098
DKSH Holding AG	2,654	195,786
en-japan, Inc.	500	8,670
Experian PLC	32,483	487,719
Hays PLC	87,259	172,128
Intertek Group PLC	4,561	198,622
McMillan Shakespeare Ltd.	18,107	169,824
Meitec Corp.	2,400	74,181
Michael Page International PLC	30,981	192,560
Morneau Shepell, Inc.	3,100	45,753
Nihon M&A Center, Inc.	2,700	76,469
Randstad Holding N.V.	3,840	169,208
SAI Global Ltd.	14,655	52,300
Seek Ltd.	7,421	108,087
SGS S.A. (Registered)	160	351,104
Stantec, Inc.	1,078	68,278
Sthree PLC	9,133	45,295
Teleperformance S.A.	5,428	341,805
Temp Holdings Co. Ltd.	1,900	60,167
USG People N.V.	11,350	113,621
Veda Group Ltd.	18,430	37,098
WS Atkins PLC	14,104	306,197
Yumeshin Holdings Co. Ltd.	7,500	51,380
		4,633,651
Real Estate Investment Trusts (REITs) – 2.5%
Abacus Property Group	76,785	182,234
Activia Properties, Inc.	5	40,319
Advance Residence Investment Corp.	20	46,635
AIMS AMP Capital Industrial REIT	161,000	186,612
Allied Properties Real Estate Investment Trust	122	3,849
Altarea SCA	778	130,617
Artis Real Estate Investment Trust	9,387	131,049
Ascendas Hospitality Trust	82,000	44,971
Ascendas Real Estate Investment Trust	74,000	128,370
Ascott Residence Trust	21,600	20,836
Befimmo S.A.	4,560	351,363
Beni Stabili SpA SIIQ	50,234	34,585

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Big Yellow Group PLC	5,819	$50,877
Boardwalk Real Estate Investment Trust	307	19,442
The British Land Co. PLC	36,909	430,171
Brookfield Canada Office Properties	200	4,798
BWP Trust	20,265	44,889
Cache Logistics Trust	25,000	22,754
Calloway Real Estate Investment Trust	780	19,081
Cambridge Industrial Trust	278,440	150,537
Canadian Apartment Properties REIT	444	9,845
Canadian Real Estate Investment Trust	100	4,390
CapitaCommercial Trust	58,000	75,348
CapitaMall Trust	86,000	131,793
CapitaRetail China Trust	37,540	47,600
CDL Hospitality Trusts	4,000	5,368
CFS Retail Property Trust Group*	88,886	164,075
Champion REIT	51,000	22,491
Charter Hall Group	13,598	52,233
Charter Hall Retail REIT	95,472	341,554
Chartwell Retirement Residences	346	3,529
Cofinimmo S.A.	1,720	199,638
Comforia Residential REIT, Inc.	64	118,917
Cominar Real Estate Investment Trust, Class U	1,600	27,077
Corio N.V.	18,534	901,217
Crombie Real Estate Investment Trust	1,400	16,230
Cromwell Property Group	168,757	146,854
Daiwa House REIT Investment Corp.	18	80,041
Daiwa Office Investment Corp.	2	10,597
Daiwahouse Residential Investment Corp.	23	96,428
Derwent London PLC	4,845	230,290
Dexus Property Group	180,657	192,145
DNZ Property Fund Ltd.	34,981	47,757
Dream Global Real Estate Investment Trust	5,589	45,259

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Dream Office Real Estate Investment Trust	507	$12,830
Eurocommercial Properties N.V. (CVA)	4,579	208,828
Far East Hospitality Trust	32,000	20,661
Federation Centres	57,630	137,786
First Real Estate Investment Trust	180,000	172,229
Fonciere des Murs S.C.A.	13,222	359,479
Fonciere Des Regions	7,262	666,924
Fortune Real Estate Investment Trust	21,000	19,145
Frasers Centrepoint Trust	47,000	71,112
Frasers Commercial Trust	51,000	56,336
Frontier Real Estate Investment Corp.	11	50,337
Fukuoka REIT Corp.	70	130,003
Gecina S.A.	279	37,752
Global One Real Estate Investment Corp.	12	36,930
GLP J-Reit	44	49,297
Goodman Group	54,805	266,882
Goodman Property Trust	52,532	44,951
The GPT Group	52,259	189,255
Granite Real Estate Investment Trust	3,618	133,334
Great Portland Estates PLC	17,386	190,950
Green REIT PLC*	60,083	94,850
Grivalia Properties REIC	1,179	12,733
Growthpoint Properties Australia Ltd.	60,498	152,088
H&R Real Estate Investment Trust	1,437	28,588
Hammerson PLC	16,324	160,091
Hankyu Reit, Inc.	5	28,366
Hansteen Holdings PLC	185,623	314,787
Heiwa Real Estate REIT, Inc.	47	38,236
ICADE	687	54,649
Ichigo Real Estate Investment Corp.	150	111,993
Industrial & Infrastructure Fund Investment Corp.	3	24,352
Intu Properties PLC	38,597	210,195
Investa Office Fund	52,760	165,099
Japan Excellent, Inc.	66	86,779

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Japan Hotel REIT Investment Corp.	220	$134,820
Japan Logistics Fund, Inc.	15	33,491
Japan Prime Realty Investment Corp.	18	65,831
Japan Real Estate Investment Corp.	30	162,705
Japan Rental Housing Investments, Inc.	193	133,252
Japan Retail Fund Investment Corp.	52	103,763
Kenedix Realty Investment Corp.	6	31,685
Keppel REIT	3,160	2,999
Kiwi Income Property Trust	2,741	2,569
Klepierre	4,825	208,561
Land Securities Group PLC	28,972	513,104
The Link REIT	64,801	380,607
Lippo Malls Indonesia Retail Trust	482,000	138,732
Londonmetric Property PLC	13,999	33,012
Mapletree Commercial Trust	4,000	4,450
Mapletree Industrial Trust	5,070	5,817
Mapletree Logistics Trust	5,067	4,631
Mercialys S.A.	1,703	37,606
MID Reit, Inc.	50	124,615
Mirvac Group	103,883	163,907
Morguard Real Estate Investment Trust	11,048	181,283
Mori Hills REIT Investment Corp.	20	27,849
Mori Trust Sogo Reit, Inc.	15	26,680
Nippon Accommodations Fund, Inc.	8	28,937
Nippon Building Fund, Inc.	83	460,515
Nippon Prologis REIT, Inc.	30	69,230
Nomura Real Estate Office Fund, Inc.	5	22,033
Nomura Real Estate Residential Fund, Inc.	10	52,451
Northern Property Real Estate Investment Trust	1,729	44,534
Orix JREIT, Inc.	43	56,768
OUE Hospitality Trust	190,500	134,854
Parkway Life Real Estate Investment Trust	29,000	53,917

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Premier Investment Corp.	28	$122,260
Property for Industry Ltd.	45,300	51,449
Pure Industrial Real Estate Trust	25,459	100,711
Redefine International PLC	237,780	197,054
Regal Real Estate Investment Trust	56,000	14,442
RioCan Real Estate Investment Trust	8,092	190,556
Segro PLC	36,048	219,267
Sekisui House SI Residential Investment Corp.	40	38,892
Shaftesbury PLC	17,629	201,939
Shopping Centres Australasia Property Group	85,340	135,775
Starhill Global REIT	29,000	18,386
Stockland	84,074	313,340
Suntec Real Estate Investment Trust	63,000	87,480
Tokyu REIT, Inc.	40	55,127
Top REIT, Inc.	8	32,791
Unibail-Rodamco SE	3,097	793,313
United Urban Investment Corp.	84	131,202
Vital Healthcare Property Trust	47,607	56,661
Warehouses De Pauw S.C.A.	601	42,913
Wereldhave N.V.	2,123	173,958
Workspace Group PLC	7,149	75,086
		15,850,302
Real Estate Management & Development – 3.0%
Aeon Mall Co. Ltd.	2,190	39,578
Africa Israel Investments Ltd.*	27,228	42,847
Africa Israel Properties Ltd.	2,839	40,663
Airport City Ltd.*	5,200	46,838
Allreal Holding AG (Registered)*	1,311	173,402
Amot Investments Ltd.	8,298	25,993
Ardepro Co. Ltd.*	31,000	48,669
Argosy Property Ltd.	33,123	27,312
Ascendas India Trust	132,000	84,201
Aspial Corp. Ltd.	169,000	54,559
Atrium European Real Estate Ltd.*	1,234	6,461
Atrium Ljungberg AB, Class B	1,034	14,434
Aveo Group	21,223	38,616

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Azrieli Group	639	$20,556
Bayside Land Corp.	252	66,327
Brookfield Asset Management, Inc., Class A	19,242	941,577
Bukit Sembawang Estates Ltd.	54,000	222,637
CA Immobilien Anlagen AG*	7,899	151,171
Capital & Counties Properties PLC	22,950	125,277
CapitaLand Ltd.	106,000	261,392
Castellum AB	1,191	18,218
Cheung Kong Holdings Ltd.	44,000	780,689
Chinese Estates Holdings Ltd.	7,000	19,587
City Developments Ltd.	18,000	132,322
Citycon Oyj	15,390	49,748
CLS Holdings PLC*	4,338	94,907
Conwert Immobilien Invest SE*	3,153	34,918
Countrywide PLC	27,527	201,699
Daejan Holdings PLC	701	56,007
Daibiru Corp.	400	4,382
Daikyo, Inc.	2,000	3,657
Daito Trust Construction Co. Ltd.	2,200	271,308
Daiwa House Industry Co. Ltd.	18,900	351,261
Deutsche Annington Immobilien SE	1,799	51,999
Deutsche Euroshop AG	5,166	230,841
Deutsche Wohnen AG	25,978	585,210
Emperor International Holdings Ltd.	148,000	32,252
Fabege AB	14,789	189,153
Far East Orchard Ltd.	26,876	36,274
Fastighets AB Balder, Class B*	7,006	90,886
First Capital Realty, Inc.	1,846	30,143
FirstService Corp.	2,404	126,997
Foxtons Group PLC	11,073	29,797
Fragrance Group Ltd.	287,000	48,001
GAGFAH S.A.*	8,353	155,936
Gazit-Globe Ltd.	475	5,558
Global Logistic Properties Ltd.	121,000	258,849
Goldcrest Co. Ltd.	1,000	17,724
Grainger PLC	113,570	343,403
Great Eagle Holdings Ltd.	8,281	27,870
GuocoLand Ltd.	20,000	29,638

	Shares	Value
Real Estate Management & Development – (continued)
Hang Lung Group Ltd.	16,000	$80,462
Hang Lung Properties Ltd.	77,000	240,278
Heiwa Real Estate Co. Ltd.	4,900	78,327
Hemfosa Fastigheter AB*	4,925	81,193
Henderson Land Development Co. Ltd.	31,627	213,492
HKR International Ltd.	553,600	267,691
Ho Bee Land Ltd.	8,000	12,384
Hufvudstaden AB, Class A	6,032	77,965
Hulic Co. Ltd.	8,800	94,668
Hysan Development Co. Ltd.	28,000	127,631
IMMOFINANZ AG*	26,585	80,340
Inmobiliaria Colonial S.A.*	105,686	74,417
Jerusalem Economy Ltd.	3,682	26,514
Jerusalem Oil Exploration*	1,144	45,006
Jeudan A/S	379	35,598
K Wah International Holdings Ltd.	328,365	205,779
Kabuki-Za Co. Ltd.	1,000	43,531
Kenedix, Inc.*	28,300	127,988
Keppel Land Ltd.	9,000	23,384
Kerry Properties Ltd.	11,500	39,445
Killam Properties, Inc.	5,663	55,452
Klovern AB	30,173	152,899
Kowloon Development Co. Ltd.	162,000	193,434
Kungsleden AB	56,804	352,326
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,000	56,575
LEG Immobilien AG*	4,258	293,683
Lend Lease Group	15,002	206,505
Leopalace21 Corp.*	7,900	48,060
Melcor Developments Ltd.	2,483	54,199
Melisron Ltd.	1,917	50,345
Mitsubishi Estate Co. Ltd.	30,382	757,619
Mitsui Fudosan Co. Ltd.	29,000	907,341
Mobimo Holding AG (Registered)*	795	156,530
Morguard Corp.	1,769	227,211
New World Development Co. Ltd.	216,100	271,407
Nexity S.A.	4,845	173,853
Nomura Real Estate Holdings, Inc.	15,800	273,704

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Norstar Holdings, Inc.	2,107	$51,757
Norwegian Property ASA*	13,388	20,426
NTT Urban Development Corp.	3,200	35,424
Open House Co. Ltd.	3,600	62,845
Oxley Holdings Ltd.	92,000	39,004
Peet Ltd.	5,644	5,879
Polytec Asset Holdings Ltd.	95,000	13,842
Precinct Properties New Zealand Ltd.	22,735	19,454
PSP Swiss Property AG (Registered)*	3,445	295,301
Raysum Co. Ltd.*	628	5,753
Relo Holdings, Inc.	2,427	168,648
Savills PLC	34,509	355,547
Sinarmas Land Ltd.	32,000	15,185
Sino Land Co. Ltd.	117,207	193,753
Songbird Estates PLC*	12,519	52,575
Sponda Oyj	5,255	24,032
St. Modwen Properties PLC	49,529	287,321
Sumitomo Real Estate Sales Co. Ltd.	1,100	24,943
Sumitomo Realty & Development Co. Ltd.	6,000	219,143
Sun Frontier Fudousan Co. Ltd.	1,000	10,570
Sun Hung Kai Properties Ltd.	54,435	811,415
Sunshine 100 China Holdings Ltd.(a)*	196,000	85,424
Swire Pacific Ltd.	52,500	127,269
Swire Pacific Ltd., Class A	26,500	347,515
Swire Properties Ltd.	53,800	172,391
Swiss Prime Site AG (Registered)*	4,741	360,088
TAG Immobilien AG	36,651	428,526
Technopolis Oyj	26,060	132,235
TOC Co. Ltd.	2,600	18,461
Tokyo Tatemono Co. Ltd.	14,000	118,014
UK Commercial Property Trust Ltd.	67,970	92,974
The UNITE Group PLC	53,057	362,451
UOL Group Ltd.	9,289	46,608
Wallenstam AB, Class B	9,701	145,772
The Wharf Holdings Ltd.	53,000	391,595

	Shares	Value
Real Estate Management & Development – (continued)
Wheelock & Co. Ltd.	47,000	$226,358
Wheelock Properties Singapore Ltd.	28,000	39,207
Wihlborgs Fastigheter AB	6,325	110,470
Wing Tai Holdings Ltd.	139,000	193,551
Yoma Strategic Holdings Ltd.*	89,000	46,387
		19,107,093
Road & Rail – 1.4%
Asciano Ltd.	31,959	176,137
Aurizon Holdings Ltd.	62,012	255,100
Canadian National Railway Co.	27,560	1,942,363
Canadian Pacific Railway Ltd.	5,512	1,146,107
Central Japan Railway Co.	4,600	677,249
ComfortDelGro Corp. Ltd.	36,000	73,932
DSV A/S	6,839	204,450
East Japan Railway Co.	11,200	863,690
Firstgroup PLC*	160,000	287,205
Fukuyama Transporting Co. Ltd.	5,000	24,887
Go-Ahead Group PLC	6,429	253,022
Hankyu Hanshin Holdings, Inc.	27,000	156,790
Hitachi Transport System Ltd.	4,700	61,252
Keikyu Corp.	10,000	81,977
Keio Corp.	20,000	149,860
Keisei Electric Railway Co. Ltd.	3,000	34,709
Kintetsu Corp.	59,000	203,149
MTR Corp. Ltd.	59,666	243,120
Nagoya Railroad Co. Ltd.	14,000	59,195
Nankai Electric Railway Co. Ltd.	28,000	131,627
National Express Group PLC	55,759	222,123
Nippon Express Co. Ltd.	16,000	69,078
Nippon Konpo Unyu Soko Co. Ltd.	2,200	35,638
Nishi-Nippon Railroad Co. Ltd.	1,000	3,961
Northgate PLC	8,493	66,579
Odakyu Electric Railway Co. Ltd.	25,000	231,479
Sankyu, Inc.	27,669	126,368
Seino Holdings Co. Ltd.	2,000	15,450
Senko Co. Ltd.	16,000	67,508
Sixt SE	4,189	135,172
Sixt SE (Preference)	6,310	175,944
SMRT Corp. Ltd.	17,000	19,704
Sotetsu Holdings, Inc.	1,000	3,720

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Stagecoach Group PLC	834	$5,164
Tobu Railway Co. Ltd.	20,000	99,728
Tokyu Corp.	42,000	272,744
TransForce, Inc.	2,300	56,222
Transport International Holdings Ltd.	87,600	160,398
West Japan Railway Co.	6,800	321,181
		9,113,982
Semiconductors & Semiconductor Equipment – 0.8%
Advantest Corp.	2,300	26,261
Aixtron SE*	12,268	149,264
ams AG	6,365	227,499
ARM Holdings PLC	45,268	633,693
ASM International N.V.	5,902	236,036
ASM Pacific Technology Ltd.	5,000	54,995
ASML Holding N.V.	11,043	1,099,252
CSR PLC	11,056	148,225
Dialog Semiconductor PLC*	5,726	196,714
Disco Corp.	300	19,990
EZchip Semiconductor Ltd.*	1,400	29,722
Imagination Technologies Group PLC*	14,747	44,886
Infineon Technologies AG	35,353	342,878
Melexis N.V.	996	45,417
Micronics Japan Co. Ltd.	1,200	58,552
Nordic Semiconductor ASA*	4,579	25,774
Nuflare Technology, Inc.	1,000	43,932
REC Silicon ASA*	169,025	67,550
Rohm Co. Ltd.	2,200	130,895
Sanken Electric Co. Ltd.	20,475	157,619
SCREEN Holdings Co. Ltd.	67,000	355,006
Shindengen Electric Manufacturing Co. Ltd.	19,000	119,656
Shinko Electric Industries Co. Ltd.	19,100	110,574
SMA Solar Technology AG*	1,565	38,863
STMicroelectronics N.V.	18,447	122,934
Sumco Corp.	600	7,868
Tokyo Electron Ltd.	5,300	328,576
Tokyo Seimitsu Co. Ltd.	14,200	226,354
Ulvac, Inc.*	11,700	141,730

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Xinyi Solar Holdings Ltd.	222,000	$75,286
		5,266,001
Software – 0.9%
Allot Communications Ltd.*	3,000	34,260
AVEVA Group PLC	4,823	118,519
Capcom Co. Ltd.	400	6,126
COLOPL, Inc.*	1,000	31,087
Computer Modelling Group Ltd.	1,600	16,618
Constellation Software, Inc.	380	107,011
Dassault Systemes	4,182	264,968
The Descartes Systems Group, Inc.*	4,000	56,411
DTS Corp.	9,000	182,481
Fidessa Group PLC	4,989	186,851
Fuji Soft, Inc.	6,100	147,569
Gemalto N.V.	827	63,215
GungHo Online Entertainment, Inc.	6,700	26,237
IGG, Inc.	68,000	32,706
Justsystems Corp.*	3,600	26,493
Koei Tecmo Holdings Co. Ltd.	1,200	19,482
Konami Corp.	1,500	29,463
Micro Focus International PLC	15,646	248,310
Monitise PLC*	155,290	80,743
Nexon Co. Ltd.	2,100	18,077
NICE-Systems Ltd.	2,795	110,768
Nintendo Co. Ltd.	2,600	276,223
NSD Co. Ltd.	5,800	84,021
OBIC Business Consultants Ltd.	1,000	29,927
Open Text Corp.	5,090	281,035
Oracle Corp. Japan	200	7,618
Playtech PLC	4,162	47,010
The Sage Group PLC	40,810	246,600
SAP SE	29,851	2,028,593
Silverlake Axis Ltd.	47,000	49,724
SimCorp A/S	5,569	167,796
Software AG	428	10,749
Square Enix Holdings Co. Ltd.	1,800	36,721
Temenos Group AG (Registered)*	8,229	286,854
Trend Micro, Inc.	2,500	81,954
UBISOFT Entertainment*	27,847	503,456
Xero Ltd.*	1,674	20,640

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Yunbo Digital Synergy Group Ltd.*	46,000	$19,099
		5,985,415
Specialty Retail – 1.4%
ABC-Mart, Inc.	400	22,657
Adastria Holdings Co. Ltd.	1,110	24,486
Alpen Co. Ltd.	2,600	39,845
AOKI Holdings, Inc.	200	2,210
Aoyama Trading Co. Ltd.	500	11,739
AP Eagers Ltd.	31,562	157,303
Autobacs Seven Co. Ltd.	1,400	20,343
AutoCanada, Inc.	1,200	66,628
Automotive Holdings Group Ltd.	48,359	161,954
Bic Camera, Inc.	10,200	88,166
BMTC Group, Inc., Class A	244	3,354
Chiyoda Co. Ltd.	8,200	159,970
Chow Sang Sang Holdings International Ltd.	87,000	214,942
Chow Tai Fook Jewellery Group Ltd.	16,000	22,241
Clas Ohlson AB, Class B	5,888	101,445
Darty PLC	21,068	25,616
DCM Holdings Co. Ltd.	16,100	106,132
Delek Automotive Systems Ltd.	1,942	19,607
Dixons Carphone PLC	97,190	614,494
Dufry AG (Registered)*	2,525	363,356
Dunelm Group PLC	6,623	89,376
EDION Corp.	21,300	150,290
Esprit Holdings Ltd.	30,800	38,564
Fast Retailing Co. Ltd.	1,600	576,103
FF Group*	230	7,521
Fielmann AG	1,916	124,901
Geo Holdings Corp.	4,100	35,951
Giordano International Ltd.	88,000	44,822
Gulliver International Co. Ltd.	10,200	88,166
Halfords Group PLC	22,105	175,303
Hennes & Mauritz AB, Class B	31,641	1,255,763
Hikari Tsushin, Inc.	400	26,118
Howden Joinery Group PLC	18,688	102,341
Inditex S.A.	34,725	975,208
JB Hi-Fi Ltd.	9,404	129,034

	Shares	Value
Specialty Retail – (continued)
Jin Co. Ltd.	900	$19,428
Joshin Denki Co. Ltd.	6,000	54,217
Joyful Honda Co. Ltd.	2,400	86,169
JUMBO S.A.	7,111	77,957
Kathmandu Holdings Ltd.	10,675	26,241
Kingfisher PLC	36,153	174,964
Komeri Co. Ltd.	1,300	28,921
K’s Holdings Corp.	700	19,138
Leon’s Furniture Ltd.	900	11,479
L’Occitane International S.A.	8,750	20,647
Luk Fook Holdings International Ltd.	92,672	276,635
Mekonomen AB	1,344	28,241
Michael Hill International Ltd.	24,521	25,179
Nafco Co. Ltd.	2,100	28,211
Nishimatsuya Chain Co. Ltd.	15,600	139,573
Nitori Holdings Co. Ltd.	3,200	201,240
OSIM International Ltd.	10,000	14,469
Pal Co. Ltd.	3,900	115,325
Pets at Home Group PLC*	56,671	175,165
Premier Investments Ltd.	17,898	168,493
RONA, Inc.	27,952	340,893
SA SA International Holdings Ltd.	26,000	17,970
Sanrio Co. Ltd.	1,200	34,414
Shimachu Co. Ltd.	1,400	35,592
Shimamura Co. Ltd.	500	43,129
Sports Direct International PLC*	3,304	34,068
Super Retail Group Ltd.	46,202	297,683
SuperGroup PLC*	1,528	20,290
T-Gaia Corp.	3,400	33,665
Tsutsumi Jewelry Co. Ltd.	500	12,243
United Arrows Ltd.	200	7,386
USS Co. Ltd.	3,500	54,293
VT Holdings Co. Ltd.	1,100	4,288
WH Smith PLC	13,887	249,943
Workman Co. Ltd.	1,800	94,251
World Duty Free SpA*	3,288	27,827
Xebio Co. Ltd.	7,200	111,046
Yamada Denki Co. Ltd.	23,500	73,998
Yellow Hat Ltd.	4,400	93,177
		9,323,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – 0.7%
Blackberry Ltd.*	12,242	$128,560
Brother Industries Ltd.	10,900	190,863
Canon, Inc.	37,200	1,124,578
Eizo Corp.	6,400	115,320
FUJIFILM Holdings Corp.	15,900	522,932
Goldpac Group Ltd.	40,000	38,838
Japan Digital Laboratory Co. Ltd.	7,116	124,350
Konica Minolta, Inc.	9,200	99,628
Logitech International S.A. (Registered)*	13,225	186,877
NEC Corp.	68,000	234,138
Neopost S.A.	8,880	616,478
Ricoh Co. Ltd.	19,800	202,760
Riso Kagaku Corp.	5,000	148,968
Seiko Epson Corp.	5,700	258,802
Toshiba TEC Corp.	5,000	34,700
Wacom Co. Ltd.	23,200	87,746
Wincor Nixdorf AG	7,687	352,785
		4,468,323
Textiles, Apparel & Luxury Goods – 1.3%
adidas AG	4,134	300,669
Asics Corp.	3,500	80,737
Brunello Cucinelli SpA	820	16,582
Burberry Group PLC	13,783	337,597
Christian Dior S.A.	1,809	319,916
Cie Financiere Richemont S.A. (Registered)	16,537	1,390,898
Delta-Galil Industries Ltd.	1,795	47,662
Descente Ltd.	13,000	120,601
Geox SpA*	2,499	7,633
Gerry Weber International AG	1,179	47,314
Gildan Activewear, Inc.	4,731	281,732
Gunze Ltd.	2,000	5,513
Hermes International	479	148,294
HUGO BOSS AG	1,360	180,362
The Japan Wool Textile Co. Ltd.	22,000	147,576
Kering	2,279	439,583
Kurabo Industries Ltd.	77,000	125,695
Li & Fung Ltd.	218,000	265,641
Luxottica Group SpA	5,037	256,410

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
LVMH Moet Hennessy Louis Vuitton S.A.	10,444	$1,771,094
Moncler SpA	3,061	42,416
Mulberry Group PLC	152	1,768
Onward Holdings Co. Ltd.	1,000	6,066
Pacific Textiles Holdings Ltd.	61,000	81,803
Pandora A/S	4,936	415,429
Puma SE	125	26,217
Safilo Group SpA*	2,113	28,592
Salvatore Ferragamo SpA	939	22,165
Samsonite International S.A.	27,300	90,646
Seiko Holdings Corp.	39,000	187,860
Seiren Co. Ltd.	14,700	125,095
Stella International Holdings Ltd.	50,500	144,887
The Swatch Group AG	592	280,238
The Swatch Group AG (Registered)	3,462	292,442
Ted Baker PLC	3,254	101,255
Texwinca Holdings Ltd.	138,000	121,003
Tod’s SpA	231	21,258
TSI Holdings Co. Ltd.	4,800	29,843
Wacoal Holdings Corp.	3,000	30,908
Yondoshi Holdings, Inc.	4,600	81,450
Yue Yuen Industrial Holdings Ltd.	12,500	41,907
		8,464,757
Thrifts & Mortgage Finance – 0.2%
Aareal Bank AG	5,942	254,386
Equitable Group, Inc.	2,899	168,111
First National Financial Corp.	2,172	44,887
Genworth MI Canada, Inc.	1,000	34,946
Home Capital Group, Inc.	1,940	92,952
The Paragon Group of Cos. PLC	86,505	499,606
		1,094,888
Tobacco – 0.9%
British American Tobacco PLC	59,521	3,377,619
Imperial Tobacco Group PLC	30,953	1,342,491
Japan Tobacco, Inc.	36,400	1,222,804
Swedish Match AB	5,830	188,760
		6,131,674

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – 1.4%
AddTech AB, Class B	4,329	$61,569
Ashtead Group PLC	13,252	221,341
BayWa AG	6,212	245,437
Brenntag AG	4,776	230,977
Bunzl PLC	10,017	271,636
Cramo Oyj	6,345	92,295
Diploma PLC	11,397	126,814
Finning International, Inc.	5,831	150,501
Grafton Group PLC	23,771	241,871
Hanwa Co. Ltd.	53,000	186,745
Inaba Denki Sangyo Co. Ltd.	4,770	164,028
Inabata & Co. Ltd.	4,600	43,495
Indutrade AB	7,340	295,574
ITOCHU Corp.	53,900	642,588
Iwatani Corp.	20,992	140,065
Japan Pulp & Paper Co. Ltd.	9,000	26,413
Kanamoto Co. Ltd.	3,223	114,712
Kanematsu Corp.	140,000	217,296
Kloeckner & Co. SE*	11,510	135,138
Kuroda Electric Co. Ltd.	4,500	62,419
Marubeni Corp.	56,000	353,668
MISUMI Group, Inc.	700	21,542
Mitani Corp.	2,800	70,509
Mitsubishi Corp.	48,700	939,855
Mitsui & Co. Ltd.	58,600	870,597
MonotaRO Co. Ltd.	400	10,319
Nagase & Co. Ltd.	4,900	62,067
NEC Capital Solutions Ltd.	2,400	44,658
Nichiden Corp.	300	6,380
Nippon Steel & Sumikin Bussan Corp.	26,000	92,538
Nishio Rent All Co. Ltd.	3,300	117,894
Noble Group Ltd.	217,000	201,723
Ramirent Oyj	492	3,920
Reece Australia Ltd.	839	24,337
Rexel S.A.	1,383	23,228
Richelieu Hardware Ltd.	424	20,108
Russel Metals, Inc.	5,250	152,967
Seven Group Holdings Ltd.	1,044	6,259
SIG PLC	34,667	81,196
Sojitz Corp.	69,900	102,258
Sumitomo Corp.	41,200	432,195

	Shares	Value
Trading Companies & Distributors – (continued)
Summit Ascent Holdings Ltd.*	56,000	$24,118
Toromont Industries Ltd.	6,657	158,889
Toyota Tsusho Corp.	5,600	137,371
Travis Perkins PLC	10,136	267,890
Trusco Nakayama Corp.	6,300	166,288
Wajax Corp.	3,829	122,499
Wakita & Co. Ltd.	2,000	19,607
Wolseley PLC	8,497	450,911
Yamazen Corp.	6,900	53,117
Yuasa Trading Co. Ltd.	3,500	65,126
		8,774,948
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	13,626	283,481
Aeroports de Paris	1,593	188,330
Ansaldo STS SpA	19,200	220,350
Atlantia SpA	10,974	258,487
Auckland International Airport Ltd.	8,195	24,671
Autostrada Torino-Milano SpA	9,227	110,865
BBA Aviation PLC	52,747	298,478
Flughafen Wien AG	1,219	111,858
Flughafen Zuerich AG (Registered)	268	170,554
Fraport AG Frankfurt Airport Services Worldwide	267	16,499
Groupe Eurotunnel S.A. (Registered)	25,517	322,260
Hamburger Hafen und Logistik AG	2,488	54,442
Hong Kong Aircraft Engineering Co. Ltd.	2,800	30,761
Hopewell Highway Infrastructure Ltd.	175	84
Hutchison Port Holdings Trust, Class U	230,000	155,250
Japan Airport Terminal Co. Ltd.	500	19,268
Kamigumi Co. Ltd.	10,000	94,822
Kobenhavns Lufthavne	50	24,121
Macquarie Atlas Roads Group	37,971	101,131
Mitsubishi Logistics Corp.	3,000	44,557
Piraeus Port Authority	1,944	29,958
Port of Tauranga Ltd.	3,261	41,298
Qube Holdings Ltd.	17,123	36,875

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
SATS Ltd.	19,000	$45,819
SIA Engineering Co. Ltd.	5,000	18,514
Societa Iniziative Autostradali e Servizi SpA	1,647	16,477
The Sumitomo Warehouse Co. Ltd.	29,000	155,988
Sydney Airport	37,652	145,954
Transurban Group	55,722	398,205
Westshore Terminals Investment Corp.	134	4,083
		3,423,440
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	34,235
Hyflux Ltd.	15,000	11,785
Pennon Group PLC	12,060	160,817
Severn Trent PLC	7,211	230,269
United Utilities Group PLC	20,459	279,689
		716,795
Wireless Telecommunication Services – 1.5%
Cellcom Israel Ltd.	6,261	63,361
Drillisch AG	3,048	105,744
Freenet AG	35,462	927,928
Japan Communications, Inc.*	9,700	41,273
KDDI Corp.	22,900	1,475,871
M1 Ltd.	7,000	19,004
Millicom International Cellular S.A. (SDR)	1,804	146,753
Mobistar S.A.*	7,221	154,707
NTT DOCOMO, Inc.	48,600	807,218
Okinawa Cellular Telephone Co.	2,600	70,157
Partner Communications Co. Ltd.*	4,710	31,011
Rogers Communications, Inc., Class B	12,316	462,949
SmarTone Telecommunications Holdings Ltd.	105,000	134,987
SoftBank Corp.	30,541	2,162,838
StarHub Ltd.	9,000	28,915
Tele2 AB, Class B	14,017	177,479

	Shares	Value
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	784,728	$2,602,542
		9,412,737
Total Common Stocks (Cost $633,565,242)		637,701,231
	No. of Rights
RIGHTS – 0.0%†
Banco Santander S.A., expiring 11/03/14 at 1.00 EUR*	385,601	73,434
Fonciere des Murs S.C.A., expiring 11/12/14 at 20.00 EUR*	13,222	2,982
Numericable Group S.A., expiring 11/12/14 at 17.82 EUR*	2,641	78,289
Rhoen Klinikum AG, expiring 11/14/14 at 25.18 EUR*	8,178	6,885
Total Rights (Cost $74,565)		161,590
Total Investment Securities (Cost $633,639,807) – 99.1%		637,862,821
Other assets less liabilities – 0.9%		6,030,432
Net Assets – 100.0%		$643,893,253

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $76,763 or 0.01% of net assets.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviation:

AUD – Australian Dollar

CAD – Canadian Dollar

CDI – CHESS Depositary Interest

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,494,575
Aggregate gross unrealized depreciation	(36,559,486)
Net unrealized appreciation	$1,935,089
Federal income tax cost of investments	$635,927,732

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	40	12/19/14	$1,554,097	$(23,197)
FTSE 100® Index Futures Contracts	13	12/19/14	1,353,017	(31,451)
Hang Seng Index Futures Contracts	5	11/27/14	771,837	27,394
Nikkei 225 Index Futures Contracts	12	12/11/14	881,228	48,030
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	12/18/14	902,355	(43,234)
SPI 200® Index Futures Contracts	6	12/18/14	727,548	9,370
				$(13,088)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	274,968	Citibank N.A.	USD	250,000	12/17/14	$(6,381)
CAD	301,524	Morgan Stanley	USD	275,000	12/17/14	(7,852)
CHF	303,000	Morgan Stanley	USD	324,582	12/17/14	(9,635)
CHF	88,623	Morgan Stanley	USD	95,000	12/17/14	(2,883)
EUR	642,266	Morgan Stanley	USD	825,000	12/17/14	(20,075)
EUR	828,000	UBS AG	USD	1,072,624	12/17/14	(34,928)
GBP	644,437	Morgan Stanley	USD	1,050,000	12/17/14	(19,359)
HKD	891,361	Citibank N.A.	USD	115,000	12/17/14	(57)
JPY	100,735,000	Morgan Stanley	USD	939,313	12/17/14	(40,310)
JPY	107,233,850	Morgan Stanley	USD	1,000,000	12/17/14	(42,999)
NOK	769,000	Morgan Stanley	USD	120,307	12/17/14	(6,568)
SEK	857,748	Morgan Stanley	USD	120,000	12/17/14	(4,081)
SGD	119,000	Citibank N.A.	USD	94,194	12/17/14	(1,640)
USD	276,529	Morgan Stanley	AUD	308,000	12/17/14	6,625
USD	246,911	Goldman Sachs	CAD	274,000	12/17/14	4,150
USD	350,000	Morgan Stanley	DKK	2,027,879	12/17/14	8,561
USD	800,000	Goldman Sachs	EUR	616,887	12/17/14	26,882
USD	632,553	Citibank N.A.	GBP	390,000	12/17/14	8,831
USD	210,081	Citibank N.A.	HKD	1,628,000	12/17/14	147

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	430,000	Morgan Stanley	HKD	3,333,094	12/17/14	$192
USD	1,100,000	Morgan Stanley	JPY	119,783,400	12/17/14	31,001
USD	660,000	Citibank N.A.	JPY	70,782,063	12/17/14	28,310
USD	220,000	Morgan Stanley	NOK	1,403,706	12/17/14	12,385
USD	97,187	Morgan Stanley	SEK	693,000	12/17/14	3,533
						$(66,151)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	6.8%
Austria	0.3
Belgium	1.2
Canada	9.4
Denmark	1.6
Finland	0.9
France	7.5
Germany	7.5
Greece	0.2
Hong Kong	3.1
Ireland	0.3
Israel	0.5
Italy	2.1
Japan	20.4
Netherlands	2.5
New Zealand	0.2
Norway	1.0
Portugal	0.3
Singapore	1.7
Spain	2.8
Sweden	2.8
Switzerland	7.3
United Kingdom	18.7
Other[1]	0.9
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.4%
Aerospace & Defense – 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,645	$7,483
AviChina Industry & Technology Co. Ltd., Class H	92,000	69,992
Embraer S.A.	25,700	251,296
Korea Aerospace Industries Ltd.	930	35,939
S&T Dynamics Co. Ltd.	8,340	65,161
		429,871
Air Freight & Logistics – 0.3%
Hyundai Glovis Co. Ltd.	644	160,287
Integer.pl S.A.*	265	15,754
Kerry TJ Logistics Co. Ltd.	6,000	7,496
POS Malaysia Bhd	49,300	75,691
Sinotrans Ltd., Class H	637,000	505,151
		764,379
Airlines – 0.5%
Aeroflot – Russian
Airlines OJSC*	127,353	113,191
Air China Ltd., Class H	98,000	63,436
AirAsia Bhd	41,900	31,846
AirAsia X Bhd*	69,000	16,153
Asiana Airlines, Inc.*	4,720	17,732
China Airlines Ltd.*	33,000	12,911
China Eastern Airlines Corp. Ltd., Class H*	52,000	19,780
China Southern Airlines Co. Ltd., Class H	506,000	177,471
Eva Airways Corp.*	45,000	26,334
Garuda Indonesia Persero Tbk PT*	3,483,616	152,778
Gol Linhas Aereas Inteligentes S.A. (Preference)*	14,800	77,334
Grupo Aeromexico SAB de CV*	55,200	85,730
Hanjin Kal Corp.*	1,615	40,045
Korean Air Lines Co. Ltd.*	1,169	41,511
Latam Airlines Group S.A.*	13,107	156,837

	Shares	Value
Airlines – (continued)
Malaysian Airline System Bhd*	276,500	$21,436
Pegasus Hava Tasimaciligi A/S*	763	9,829
Thai Airways International PCL (NVDR)*	208,500	91,543
Turk Hava Yollari*	28,444	93,395
		1,249,292
Auto Components – 1.4%
Actron Technology Corp.	3,000	10,800
Apollo Tyres Ltd.	69,611	248,400
Astra Otoparts Tbk PT	86,500	28,165
ATLASBX Co. Ltd.	2,243	81,851
Balkrishna Industries Ltd.	4,918	61,683
Bharat Forge Ltd.	6,574	87,052
Bosch Ltd.	605	146,823
Brisa Bridgestone Sabanci Sanayi Ve Ticaret A/S	11,190	45,764
Cheng Shin Rubber Industry Co. Ltd.	69,400	161,998
Dae Won Kang Up Co. Ltd.	9,800	58,870
Depo Auto Parts Ind Co. Ltd.	9,000	32,548
Exide Industries Ltd.	15,469	39,705
Federal Corp.	14,040	8,332
Gajah Tunggal Tbk PT	297,800	35,485
Global & Yuasa Battery Co. Ltd.	2,336	81,201
Halla Holdings Corp.	260	17,249
Halla Visteon Climate Control Corp.	1,655	73,944
Hankook Tire Co. Ltd.	3,063	157,631
Hota Industrial Manufacturing Co. Ltd.	18,537	33,032
Hu Lane Associate, Inc.	8,000	28,011
Hwa Shin Co. Ltd.	5,716	46,424
Hyundai Mobis Co. Ltd.	3,211	751,125
Hyundai Wia Corp.	699	120,672
Kenda Rubber Industrial Co. Ltd.	15,365	31,320
Kumho Tire Co., Inc.*	1,940	19,423
Macauto Industrial Co. Ltd.	5,000	16,767

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Mahle-Metal Leve S.A. Industria e Comercio	2,700	$25,751
Mando Corp.*	1	158
Minth Group Ltd.	20,000	38,323
Motherson Sumi Systems Ltd.	7,375	50,502
MRF Ltd.	448	228,492
Nan Kang Rubber Tire Co. Ltd.	4,000	4,379
Nexen Tire Corp.	650	7,967
Pyeong Hwa Automotive Co. Ltd.	3,777	61,317
S&T Motiv Co. Ltd.	2,305	83,575
Seoyeon Co. Ltd.	2,647	37,895
SL Corp.	4,064	74,912
Sri Trang Agro-Industry PCL (NVDR)	305,200	136,811
Sungwoo Hitech Co. Ltd.	12,939	186,446
Tong Yang Industry Co. Ltd.	33,400	34,041
Tung Thih Electronic Co. Ltd.	6,000	18,740
Tupy S.A.	5,700	40,889
Xinchen China Power Holdings Ltd.*	58,000	32,383
Xingda International Holdings Ltd.	202,000	69,806
		3,556,662
Automobiles – 2.1%
Astra International Tbk PT	917,600	514,418
Bajaj Auto Ltd.	4,558	193,830
Brilliance China Automotive Holdings Ltd.	136,000	234,991
Byd Co. Ltd., Class H	27,500	174,464
China Motor Corp.	4,000	3,643
Chongqing Changan Automobile Co. Ltd., Class B	34,800	76,868
Dongfeng Motor Group Co. Ltd., Class H	114,000	176,104
DRB-Hicom Bhd	22,700	14,700
Ford Otomotiv Sanayi A/S*	2,839	36,315
Geely Automobile Holdings Ltd.	200,000	89,488

	Shares	Value
Automobiles – (continued)
Great Wall Motor Co. Ltd., Class H	49,000	$214,824
Guangzhou Automobile Group Co. Ltd., Class H	102,000	90,752
Hero MotoCorp Ltd.	3,239	161,647
Hyundai Motor Co.	7,060	1,123,015
Hyundai Motor Co. (Preference)	3,639	418,599
Jiangling Motors Corp. Ltd., Class B	4,900	19,113
Kia Motors Corp.	12,250	597,181
Mahindra & Mahindra Ltd.	5,159	109,750
Mahindra & Mahindra Ltd. (GDR)	9,087	195,370
Maruti Suzuki India Ltd.	2,748	149,361
Oriental Holdings Bhd	3,900	8,667
Sanyang Industry Co. Ltd.	14,000	12,381
Ssangyong Motor Co.*	2,570	17,362
TAN Chong Motor Holdings Bhd	16,500	20,768
Tata Motors Ltd.	12,109	105,678
Tata Motors Ltd. (ADR)	4,742	223,348
Tata Motors Ltd., Class A	23,873	130,368
Tofas Turk Otomobil Fabrikasi A/S	5,005	31,447
TVS Motor Co. Ltd.	13,454	56,785
UMW Holdings Bhd	17,700	62,852
Yulon Motor Co. Ltd.	27,000	39,768
Yulon Nissan Motor Co. Ltd.	7,000	65,474
		5,369,331
Banks – 15.0%
Affin Holdings Bhd	15,210	14,936
Agricultural Bank of China Ltd., Class H	996,000	462,348
Akbank TAS	47,067	170,232
Akbank TAS (ADR)	18,738	135,101
Albaraka Turk Katilim Bankasi A/S	118,710	83,945
Alior Bank S.A.*	1,395	31,031
Allahabad Bank	40,114	75,001
Alliance Financial Group Bhd	40,900	59,561
AMMB Holdings Bhd	83,700	172,527
Andhra Bank	29,311	40,028

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Asya Katilim Bankasi A/S*	166,898	$54,124
Attijariwafa Bank	840	32,895
Banco Bradesco S.A.	29,800	443,092
Banco Bradesco S.A. (Preference)	98,250	1,494,504
Banco de Bogota S.A.	1,029	33,955
Banco de Chile	1,058,483	128,964
Banco de Credito e Inversiones	1,156	64,683
Banco do Brasil S.A.	40,000	452,098
Banco do Estado do Rio Grande do Sul S.A. (Preference), Class B	64,500	389,085
Banco Santander Brasil S.A.	40,400	219,829
Banco Santander Chile	2,423,738	128,302
Bancolombia S.A.	10,934	149,625
Bancolombia S.A. (Preference)	16,957	237,970
Bangkok Bank PCL (NVDR)	23,300	141,646
Bank BPH S.A.*	89	1,360
Bank Bukopin Tbk PT	1,372,000	85,715
Bank Central Asia Tbk PT	567,500	612,815
Bank Danamon Indonesia Tbk PT	128,400	44,783
Bank Handlowy w Warszawie S.A.	1,046	35,400
Bank Mandiri Persero Tbk PT	444,500	380,685
Bank Millennium S.A.	14,808	36,771
Bank Negara Indonesia Persero Tbk PT	374,800	184,531
Bank of Baroda	2,734	41,388
Bank of China Ltd., Class H	3,499,000	1,673,882
Bank of Chongqing Co. Ltd., Class H	399,000	272,682
Bank of Communications Co. Ltd., Class H	408,000	305,663
Bank of India	4,806	22,335
Bank of the Philippine Islands	30,258	64,056
Bank Otkritie Financial Corp. OJSC*	10,669	269,833
Bank Pan Indonesia Tbk PT*	119,500	9,888
Bank Pekao S.A.	6,243	326,947

	Shares	Value
Banks – (continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	845,300	$52,809
Bank Rakyat Indonesia Persero Tbk PT	516,000	472,875
Bank Tabungan Negara Persero Tbk PT	1,517,100	140,600
Bank Tabungan Pensiunan Nasional Tbk PT*	78,000	27,302
Bank Zachodni WBK S.A.	1,334	151,347
Banque Centrale Populaire	3,398	91,219
Banregio Grupo Financiero SAB de CV	20,200	116,679
Barclays Africa Group Ltd.	15,948	251,426
BBVA Banco Continental S.A.	14,986	24,503
BDO Unibank, Inc.	59,340	129,589
BIMB Holdings Bhd	45,180	58,651
BMCE Bank	376	9,518
BOC Hong Kong Holdings Ltd.	161,000	535,615
BS Financial Group, Inc.	9,754	151,960
Canara Bank	3,605	23,617
Capitec Bank Holdings Ltd.	1,287	33,896
Central Bank of India*	53,458	58,377
Chang Hwa Commercial Bank Ltd.	207,583	130,693
China Banking Corp.	22,541	24,663
China Citic Bank Corp. Ltd., Class H	372,000	242,237
China Construction Bank Corp., Class H	3,689,000	2,749,435
China Development Financial Holding Corp.	548,000	175,841
China Everbright Bank Co. Ltd., Class H	279,000	136,708
China Merchants Bank Co. Ltd., Class H	204,399	378,478
China Minsheng Banking Corp. Ltd., Class H	269,600	270,115
Chongqing Rural Commercial Bank Co. Ltd., Class H	861,000	414,113
CIMB Group Holdings Bhd	337,822	666,555
Commercial International Bank Egypt SAE	44,609	301,218

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Corp. Bank	6,816	$37,582
Corpbanca S.A.	6,540,092	87,524
Credicorp Ltd.	3,000	483,000
Credit Agricole Egypt SAE	26,640	76,603
CTBC Financial Holding Co. Ltd.	597,775	418,609
DGB Financial Group, Inc.	5,400	77,054
E.Sun Financial Holding Co. Ltd.	236,444	149,641
East West Banking Corp.*	68,800	39,709
EnTie Commercial Bank Co. Ltd.	8,000	3,524
Far Eastern International Bank	23,024	7,759
Federal Bank Ltd.	240,690	556,841
First Financial Holding Co. Ltd.	326,296	200,606
Getin Holding S.A.*	119,685	86,847
Getin Noble Bank S.A.*	68,856	53,240
Grupo Aval Acciones y Valores	162,558	108,858
Grupo Aval Acciones y Valores (Preference)	35,132	23,782
Grupo Financiero Banorte SAB de CV, Class O	111,500	714,422
Grupo Financiero Inbursa SAB de CV, Class O	104,100	312,233
Grupo Financiero Santander Mexico SAB de CV, Class B	79,200	210,763
Grupo Security S.A.	156,499	59,534
Hana Financial Group, Inc.	12,426	430,776
Harbin Bank Co. Ltd., Class H(a)	943,000	351,412
Hong Leong Bank Bhd	19,800	88,007
Hong Leong Financial Group Bhd	12,700	69,885
Hua Nan Financial Holdings Co. Ltd.	253,955	150,287
Huishang Bank Corp. Ltd., Class H	46,000	19,693
ICICI Bank Ltd.	8,013	212,286
ICICI Bank Ltd. (ADR)	878	49,484
IDBI Bank Ltd.	16,095	18,507

	Shares	Value
Banks – (continued)
Indian Bank	31,731	$86,201
IndusInd Bank Ltd.	12,666	148,547
Industrial & Commercial Bank of China Ltd., Class H	3,731,000	2,468,025
Industrial Bank of Korea	9,882	144,708
ING Bank Slaski S.A.	989	41,029
Intercorp Financial Services, Inc.	845	25,942
Itau Unibanco Holding S.A.	13,100	174,599
Itau Unibanco Holding S.A. (Preference)	129,005	1,932,354
Itausa – Investimentos Itau S.A.	16,868	68,065
Itausa – Investimentos Itau S.A. (Preference)	149,423	602,333
The Jammu & Kashmir Bank Ltd.	78,140	176,706
JB Financial Group Co. Ltd.*	24,750	151,919
The Karur Vysya Bank Ltd.	15,387	136,679
Kasikornbank PCL (NVDR)	30,200	218,827
KB Financial Group, Inc.*	21,255	769,504
Kiatnakin Bank PCL (NVDR)	12,000	15,566
King’s Town Bank Co. Ltd.	26,000	28,379
Komercni banka A/S	702	150,344
Kotak Mahindra Bank Ltd.	13,677	249,093
Krung Thai Bank PCL (NVDR)	243,600	174,267
LH Financial Group PCL (NVDR)	709,480	39,645
Malayan Banking Bhd	202,073	595,913
mBank S.A.	647	95,936
Mega Financial Holding Co. Ltd.	421,002	348,799
Metropolitan Bank & Trust Co.	2,160	3,971
Nedbank Group Ltd.	10,316	224,343
Oriental Bank of Commerce	17,267	80,261
OTP Bank PLC	11,319	186,969
Philippine National Bank*	10,223	19,250
Powszechna Kasa Oszczednosci Bank Polski S.A.	38,528	429,095
Public Bank Bhd	60,300	339,884
RHB Capital Bhd	18,510	49,521

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Rizal Commercial Banking Corp.	47,280	$55,788
Sberbank of Russia*	493,357	875,041
Sberbank of Russia (Preference)*	41,968	55,561
Sekerbank TAS*	131,879	120,581
Shinhan Financial Group Co. Ltd.	19,662	925,396
The Siam Commercial Bank PCL (NVDR)	72,400	394,566
SinoPac Financial Holdings Co. Ltd.	349,767	151,790
Sociedad Matriz Banco de Chile, Class B	234,074	70,660
Standard Bank Group Ltd.	56,662	711,673
State Bank of India	5,173	227,713
State Bank of India (GDR)	957	84,025
Syndicate Bank	42,988	88,286
Ta Chong Bank Ltd.*	70,162	23,298
Taichung Commercial Bank Co. Ltd.	32,925	11,041
Taishin Financial Holding Co. Ltd.	361,945	172,545
Taiwan Business Bank*	46,467	13,963
Taiwan Cooperative Financial Holding Co. Ltd.	227,303	121,437
Thanachart Capital PCL (NVDR)	28,100	30,197
Tisco Financial Group PCL (NVDR)	123,920	169,310
TMB Bank PCL (NVDR)	1,124,200	106,311
Turkiye Garanti Bankasi A/S	51,070	199,661
Turkiye Garanti Bankasi A/S (ADR)	52,477	202,036
Turkiye Halk Bankasi A/S	28,345	189,588
Turkiye Is Bankasi, Class C	66,695	167,023
Turkiye Sinai Kalkinma Bankasi A/S	12,762	11,209
Turkiye Vakiflar Bankasi Tao, Class D	34,455	74,180
UCO Bank	63,373	90,260
Union Bank of India	5,963	21,910

	Shares	Value
Banks – (continued)
Union Bank of Taiwan*	27,695	$9,378
Union Bank of the Philippines	71,740	188,003
VTB Bank OJSC*	164,783,942	153,084
VTB Bank OJSC (Registered) (GDR)	32,047	60,537
Woori Finance Holdings Co. Ltd.^	13,306	148,158
Yapi Ve Kredi Bankasi A/S	33,224	72,877
Yes Bank Ltd.	7,055	78,651
		38,755,134
Beverages – 1.6%
AMBEV S.A.	224,100	1,497,989
Anadolu Efes Biracilik Ve Malt Sanayii A/S*	10,981	128,595
Arca Continental SAB de CV	15,100	97,121
Carlsberg Brewery Malaysia Bhd, Class B	4,600	15,523
Cia Cervecerias Unidas S.A.	3,548	37,178
Coca-Cola Femsa SAB de CV	33,500	352,991
Coca-Cola Icecek A/S	3,242	74,034
Distell Group Ltd.	563	6,804
Embotelladora Andina S.A. (Preference), Class A	4,073	10,393
Embotelladora Andina S.A. (Preference), Class B	1,848	5,855
Emperador, Inc.	80,700	19,098
Fomento Economico Mexicano SAB de CV	101,600	975,994
Fraser & Neave Holdings Bhd	6,300	30,607
Guinness Anchor Bhd	3,500	13,769
Hey Song Corp.	19,500	23,336
Hite Jinro Co. Ltd.	590	14,602
Lotte Chilsung Beverage Co. Ltd.	49	77,805
LT Group, Inc.	162,500	51,566
Muhak Co. Ltd.*	1,436	45,415
Organizacion Cultiba SAB de CV	22,700	35,625
Tibet 5100 Water Resources Holdings Ltd.	131,000	46,115
Tsingtao Brewery Co. Ltd., Class H	14,000	103,440

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
United Breweries Ltd.	2,435	$27,695
United Spirits Ltd.*	1,549	69,727
Vina Concha y Toro S.A.	67,775	129,908
Yantai Changyu Pioneer Wine Co. Ltd., Class B	75,900	238,509
		4,129,694
Biotechnology – 0.2%
Biocon Ltd.	5,764	42,052
China Biologic Products, Inc.*	400	24,100
Green Cross Cell Corp.*	823	20,368
Green Cross Corp.	214	27,433
Medigen Biotechnology Corp.*	4,099	17,789
Medy-Tox, Inc.	564	131,721
Naturalendo Tech Co. Ltd.*	1,704	89,447
PharmaEngine, Inc.*	2,065	16,599
Seegene, Inc.*	835	45,940
Taigen Biopharmaceuticals Holdings Ltd.*	16,000	18,674
Taiwan Liposome Co. Ltd.*	2,340	14,771
ViroMed Co. Ltd.*	1,391	67,290
		516,184
Building Products – 0.2%
Arwana Citramulia Tbk PT	403,500	30,550
China Lesso Group Holdings Ltd.	28,000	14,695
Dynasty Ceramic PCL (NVDR)	10,800	19,564
IS Dongseo Co. Ltd.*	3,160	135,273
KCC Corp.	199	110,232
LG Hausys Ltd.	278	41,489
Rovese S.A.*	42,121	18,414
Sung Kwang Bend Co. Ltd.	1,571	22,711
Sunspring Metal Corp.	21,000	33,382
Taiwan Glass Industry Corp.	26,000	20,130
Trakya Cam Sanayi A/S	18,097	23,801
Xxentria Technology Materials Corp.	7,653	19,650
Yuanda China Holdings Ltd.	802,000	49,639
		539,530

	Shares	Value
Capital Markets – 1.1%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	$31,200
Administradora de Fondos de Pensiones Provida S.A.	2,748	17,494
Brait SE*	13,435	100,796
Capital Securities Corp.	29,000	9,363
CETIP S.A. – Mercados Organizados	6,804	87,080
China Bills Finance Corp.	71,000	26,144
China Cinda Asset Management Co. Ltd., Class H*	197,000	93,226
China Everbright Ltd.	36,000	70,002
China Galaxy Securities Co. Ltd., Class H	48,500	38,649
Citadel Capital SAE*	87,421	48,784
CITIC Securities Co. Ltd., Class H	49,000	122,197
Coronation Fund Managers Ltd.	9,516	82,265
Corporativo GBM SAB de CV*	119,700	139,827
Daewoo Securities Co. Ltd.*	10,414	109,136
Daishin Securities Co. Ltd.	14,210	136,286
Daishin Securities Co. Ltd. (Preference)	4,660	29,868
Egyptian Financial Group-Hermes Holding*	34,651	81,563
Egyptian Kuwaiti Holding Co. SAE*	27,785	24,451
Grupo Financiero Interacciones S.A. de CV, Class O	10,100	82,183
Guotai Junan International Holdings Ltd.	99,600	69,609
Haitong Securities Co. Ltd., Class H	48,400	83,005
HMC Investment Securities Co. Ltd.*	7,360	75,753
Hyundai Securities Co. Ltd.	3,040	19,741
Hyundai Securities Co. Ltd. (Preference)	3,530	22,923
Investec Ltd.	10,297	93,863

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Jih Sun Financial Holdings Co. Ltd.	64,407	$17,173
KIWOOM Securities Co. Ltd.	188	7,978
Korea Investment Holdings Co. Ltd.	2,250	113,897
Macquarie Korea Infrastructure Fund	15,660	104,475
Masterlink Securities Corp.	199,268	63,417
Meritz Securities Co. Ltd.	62,230	253,001
Mirae Asset Securities Co. Ltd.	750	32,246
NH Investment & Securities Co. Ltd.	7,490	55,996
OSK Holdings Bhd	213,100	145,122
President Securities Corp.	43,000	22,478
Religare Enterprises Ltd.*	3,905	21,287
Samsung Securities Co. Ltd.	2,168	96,966
Shinyoung Securities Co. Ltd.	860	48,603
Waterland Financial Holdings Co. Ltd.	57,656	16,017
Woori Investment & Securities Co. Ltd.	2,690	29,449
Yuanta Financial Holding Co. Ltd.	367,625	184,921
		2,908,434
Chemicals – 2.7%
Aeci Ltd.	16,954	189,614
African Oxygen Ltd.	11,238	19,735
AK Holdings, Inc.	1,119	74,549
Alexandria Mineral Oils Co.	958	9,379
Alpek SAB de CV	14,100	24,910
Asia Plastic Recycling Holding Ltd.	34,812	43,835
Asia Polymer Corp.	16,000	10,968
Asian Paints Ltd.	14,178	151,709
Batu Kawan Bhd	4,500	25,200
Bayer CropScience Ltd.	562	21,283
Berger Paints India Ltd.	9,737	63,021
Bloomage BioTechnology Corp. Ltd.	17,500	27,891

	Shares	Value
Chemicals – (continued)
Braskem S.A. (Preference), Class A	14,700	$108,627
Castrol India Ltd.	2,653	17,854
China BlueChemical Ltd., Class H	864,000	306,375
China Lumena New Materials Corp.* ^	888,000	143,130
China Man-Made Fiber Corp.*	73,000	19,296
China Petrochemical Development Corp.*	38,700	12,214
China Steel Chemical Corp.	5,000	27,206
China Synthetic Rubber Corp.	27,000	27,873
Ciech S.A.	3,128	37,860
Coromandel International Ltd.	24,912	134,440
Cydsa SAB de CV	35,700	87,324
Dongyue Group Ltd.	394,000	148,349
Eternal Materials Co. Ltd.	20,600	20,386
Everlight Chemical Industrial Corp.	46,562	38,653
Formosa Chemicals & Fibre Corp.	147,980	344,451
Formosa Plastics Corp.	196,440	453,375
Formosan Rubber Group, Inc.	22,000	23,977
Fufeng Group Ltd.	401,400	188,402
Godrej Industries Ltd.	3,375	16,581
Grand Pacific Petrochemical	17,000	8,132
Grupa Azoty S.A.	1,225	22,853
Gubre Fabrikalari TAS	38,680	73,346
Hanwha Chemical Corp.	3,940	44,792
Hanwha Corp.	1,866	47,840
Ho Tung Chemical Corp.*	265,177	93,285
Huabao International Holdings Ltd.	65,000	46,433
Huchems Fine Chemical Corp.	3,440	74,836
Hyosung Corp.	1,501	89,184
Indorama Ventures PCL (NVDR)	112,800	82,773
Kolon Industries, Inc.	792	40,388
Korea Petrochemical Ind Co. Ltd.	889	65,049
Kumho Petrochemical Co. Ltd.	490	35,441
LCY Chemical Corp.	13,000	6,304

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
LG Chem Ltd.	2,063	$386,066
LG Chem Ltd. (Preference)	179	26,631
Lotte Chemical Corp.	709	96,194
Mexichem SAB de CV	45,500	185,909
Namhae Chemical Corp.	3,200	25,271
Nan Ya Plastics Corp.	221,010	457,039
Ocean Plastics Co. Ltd.*	22,000	26,328
OCI Co. Ltd.*	735	63,271
OCI Materials Co. Ltd.	2,108	100,397
Omnia Holdings Ltd.	7,555	150,457
Oriental Union Chemical Corp.	18,000	13,611
Petkim Petrokimya Holding A/S	8,463	13,494
Petronas Chemicals Group Bhd	118,400	221,376
Phosagro OAO*	6,894	219,912
PhosAgro OAO (GDR)	8,397	89,848
Pidilite Industries Ltd.	3,715	25,061
PTT Global Chemical PCL (NVDR)	35,800	68,149
Samsung Fine Chemicals Co. Ltd.	405	11,293
San Fang Chemical Industry Co. Ltd.	11,669	11,241
Shinkong Synthetic Fibers Corp.	85,000	30,181
Sidi Kerir Petrochemicals Co.	5,418	13,503
Sinofert Holdings Ltd.*	630,000	95,858
Sinopec Shanghai Petrochemical Co. Ltd., Class H	516,000	160,352
SK Chemicals Co. Ltd.	593	33,847
SKC Co. Ltd.	952	24,496
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	2,208	51,306
Solar Applied Materials Technology Co.	78,000	61,417
Soulbrain Co. Ltd.	3,346	84,532
Supreme Industries Ltd.	1,939	18,942
Swancor Ind Co. Ltd.	7,338	28,709
Synthos S.A.	18,496	22,992

	Shares	Value
Chemicals – (continued)
Taekwang Industrial Co. Ltd.	18	$21,053
Taiwan Fertilizer Co. Ltd.	26,000	46,074
Taiwan Prosperity Chemical Corp.*	35,000	24,855
Taiwan Styrene Monomer	12,350	5,096
Tata Chemicals Ltd.	18,128	120,135
TSRC Corp.	18,900	21,251
Unid Co. Ltd.	988	55,005
Unipetrol A/S*	1,590	9,310
UPC Technology Corp.	43,000	14,703
UPL Ltd.	4,887	27,742
Uralkali OJSC (Registered)*	39,595	141,874
Uralkali OJSC (Registered) (GDR)	3,864	69,050
USI Corp.	16,000	7,575
Yingde Gases Group Co. Ltd.	32,000	25,046
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	12,000	32,075
		6,987,650
Commercial Services & Supplies – 0.2%
China Everbright International Ltd.	110,000	151,769
Cleanaway Co. Ltd.*	1,000	4,438
Eastern Media International Corp.	116,000	38,900
Hanson International Tbk PT*	1,588,200	81,480
KD Holding Corp.	3,000	16,176
KEPCO Plant Service & Engineering Co. Ltd.	386	31,675
KRUK S.A.*	2,043	65,465
S-1 Corp.	596	41,491
Taiwan Secom Co. Ltd.	11,165	29,586
Taiwan Sogo Shin Kong SEC	24,240	30,602
Valid Solucoes e Servicos de Segurancaem Meios de Pagamentoe Identificacao S.A.	5,200	84,312
YC Co. Ltd.	108,428	57,393
		633,287
Communications Equipment – 0.2%
Accton Technology Corp.	153,000	77,968
Advanced Ceramic X Corp.	4,000	15,058

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Alpha Networks, Inc.	22,000	$11,066
Browave Corp.	10,000	18,411
BYD Electronic International Co. Ltd.	43,000	51,177
CyberTAN Technology, Inc.	26,000	20,943
D-Link Corp.	65,280	36,485
Gemtek Technology Corp.	63,000	46,085
Sercomm Corp.	23,000	51,193
Unizyx Holding Corp.	30,000	17,655
Wistron NeWeb Corp.	7,861	17,678
Zinwell Corp.	84,000	80,778
ZTE Corp., Class H	21,400	51,877
		496,374
Construction & Engineering – 1.8%
Aveng Ltd.*	173,253	317,743
BES Engineering Corp.	252,000	64,706
Budimex S.A.	1,380	55,198
CH Karnchang PCL (NVDR)	42,637	36,000
China Communications Construction Co. Ltd., Class H	140,000	107,412
China Machinery Engineering Corp., Class H	297,000	168,506
China Railway Construction Corp. Ltd., Class H	109,000	114,408
China Railway Group Ltd., Class H	211,000	130,052
China Singyes Solar Technologies Holdings Ltd.*	57,000	109,220
China State Construction International Holdings Ltd.	60,000	92,686
China WindPower Group Ltd.*	1,400,000	113,730
Chung Hsin Electric & Machinery Manufacturing Corp.*	28,000	17,583
Continental Holdings Corp.	59,850	22,136
CTCI Corp.	18,000	29,412
Daelim Industrial Co. Ltd.	1,423	94,402
Daewoo Engineering & Construction Co. Ltd.*	2,670	16,364

	Shares	Value
Construction & Engineering – (continued)
Dialog Group Bhd	129,788	$63,922
Empresas ICA SAB de CV*	61,400	109,157
Engineers India Ltd.	7,896	35,043
Gamuda Bhd	90,000	140,093
GMR Infrastructure Ltd.	95,787	33,775
Grana y Montero SAA	14,034	38,163
GS Engineering & Construction Corp.*	2,060	54,163
Hyundai Development Co-Engineering & Construction	2,030	76,643
Hyundai Engineering & Construction Co. Ltd.	3,336	151,547
IJM Corp. Bhd	63,800	134,224
Impulsora del Desarrolloy El Empleo en America Latina SAB de CV*	54,700	172,747
Inovisi Infracom Tbk PT*	157,133	6,761
Italian-Thai Development PCL (NVDR)*	135,443	23,704
KEPCO Engineering & Construction Co., Inc.	146	8,880
Kumho Industrial Co. Ltd.*	1,866	20,952
Kuo Toong International Co. Ltd.	19,000	28,235
Larsen & Toubro Ltd.	7,328	197,562
Larsen & Toubro Ltd. (GDR)	6,664	181,927
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	3,313
Malaysian Resources Corp. Bhd	262,100	125,901
Metallurgical Corp. of China Ltd., Class H	1,002,000	275,204
Mudajaya Group Bhd	54,500	34,464
Murray & Roberts Holdings Ltd.	157,283	322,482
Pembangunan Perumahan Persero Tbk PT	221,700	48,248
Promotora y Operadora de Infraestructura SAB de CV*	10,400	142,692
Rich Development Co. Ltd.	166,467	69,232
Samsung Engineering Co. Ltd.*	784	45,189
Sino Thai Engineering & Construction PCL (NVDR)	81,971	66,065

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Sinopec Engineering Group Co. Ltd., Class H	51,500	$49,805
Taeyoung Engineering & Construction Co. Ltd.*	7,920	31,458
Tekfen Holding A/S*	5,686	14,316
Toyo-Thai Corp. PCL (NVDR)	26,100	23,440
United Integrated Services Co. Ltd.	59,000	55,961
Voltas Ltd.	11,827	48,425
Waskita Karya Persero Tbk PT	257,500	20,668
WCT Holdings Bhd	95,551	63,037
Wijaya Karya Persero Tbk PT	122,000	28,872
Wilson Bayly Holmes-Ovcon Ltd.	13,979	164,516
		4,600,344
Construction Materials – 1.7%
ACC Ltd.	1,496	36,529
Akcansa Cimento A/S	3,896	25,094
Ambuja Cements Ltd.	30,347	112,516
Anhui Conch Cement Co. Ltd., Class H	54,000	176,862
Asia Cement China Holdings Corp.	171,500	97,524
Asia Cement Corp.	102,020	131,481
BBMG Corp., Class H	384,500	271,696
Cementos Argos S.A.	19,020	96,911
Cementos Argos S.A. (Preference)	5,307	26,165
Cementos Pacasmayo SAA	22,642	41,048
Cemex Latam Holdings S.A.*	18,996	169,242
Cemex SAB de CV*	505,085	621,481
CHC Resources Corp.	6,000	13,414
Chia Hsin Cement Corp.	31,000	14,625
China National Building Material Co. Ltd., Class H	112,000	103,837
China Resources Cement Holdings Ltd.	60,170	40,888
China Shanshui Cement Group Ltd.	601,000	221,640

	Shares	Value
Construction Materials – (continued)
Cimsa Cimento Sanayi Ve Ticaret A/S	3,966	$29,385
CSG Holding Co. Ltd., Class B	287,700	211,086
Goldsun Development & Construction Co. Ltd.*	84,000	29,688
Grupo Argos S.A.	15,559	168,973
Grupo Argos S.A. (Preference)	7,021	77,339
Hanil Cement Co. Ltd.	1,029	132,388
Holcim Indonesia Tbk PT	21,500	4,181
Huaxin Cement Co. Ltd., Class B	94,802	102,197
Indocement Tunggal Prakarsa Tbk PT	60,100	119,355
Konya Cimento Sanayii A/S	54	6,008
Lafarge Malaysia Bhd	9,800	31,224
Nuh Cimento Sanayi A/S	14,081	61,076
PPC Ltd.	19,288	51,681
The Ramco Cements Ltd.	4,924	27,647
Semen Indonesia Persero Tbk PT	125,000	164,201
Shree Cement Ltd.	241	35,677
The Siam Cement PCL (NVDR)	10,100	139,546
Siam City Cement PCL (NVDR)	7,400	95,425
South Valley Cement	17,924	17,974
Southeast Cement Co. Ltd.	46,000	23,668
Ssangyong Cement Industrial Co. Ltd.*	6,601	63,927
Taiwan Cement Corp.	148,000	226,015
TCC International Holdings Ltd.	372,000	149,660
TPI Polene PCL (NVDR)	1,129,000	62,741
Ultratech Cement Ltd.	1,101	45,698
Union Andina de Cementos SAA	24,039	24,010
Universal Cement Corp.	24,480	21,529
West China Cement Ltd.	810,000	80,423
		4,403,675

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – 0.3%
AEON Credit Service M Bhd	2,300	$11,006
AEON Thana Sinsap Thailand PCL (NVDR)	39,300	130,920
Bajaj Finance Ltd.	1,344	61,476
Compartamos SAB de CV	71,000	157,925
Mahindra & Mahindra Financial Services Ltd.	9,206	44,043
Muthoot Finance Ltd.	21,567	69,302
Samsung Card Co. Ltd.	2,460	105,883
Shriram City Union Finance Ltd.	3,612	102,616
Shriram Transport Finance Co. Ltd.	4,926	76,245
Taiwan Acceptance Corp.	11,000	26,581
		785,997
Containers & Packaging – 0.2%
Cheng Loong Corp.	57,000	24,924
CPMC Holdings Ltd.	33,000	24,765
Great China Metal Industry	9,000	8,300
Greatview Aseptic Packaging Co. Ltd.	48,000	31,442
Klabin S.A.	25,100	125,324
Klabin S.A. (Preference)	84,400	83,249
Lock & Lock Co. Ltd.	1,890	20,160
Nampak Ltd. Taiwan Hon Chuan	27,201	110,730
Enterprise Co. Ltd.	9,000	14,735
Vitro SAB de CV*	25,400	66,218
		509,847
Distributors – 0.1%
China Merchants Land Ltd.	454,000	64,981
Dah Chong Hong Holdings Ltd.	23,000	13,583
Dogus Otomotiv Servis Ve Ticaret A/S	18,391	79,107
Imperial Holdings Ltd.	7,655	131,626
Inter Cars S.A.	910	55,180
Test-Rite International Co. Ltd.	23,000	15,199
		359,676

	Shares	Value
Diversified Consumer Services – 0.3%
Abril Educacao S.A.*	11,100	$51,803
Estacio Participacoes S.A.	11,900	139,204
Fu Shou Yuan International Group Ltd.	130,000	67,890
Kroton Educacional S.A.	61,552	443,053
Lung Yen Life Service Corp.	5,000	14,712
MegaStudy Co. Ltd.	1,620	81,248
Ser Educacional S.A.	4,200	46,152
		844,062
Diversified Financial Services – 1.8%
African Bank Investments Ltd.^	61,875	1,736
Ayala Corp.	8,850	136,078
Bajaj Holdings & Investment Ltd.	1,346	30,396
BM&FBovespa S.A.	81,700	362,971
Bolsa Mexicana de Valores SAB de CV	42,500	89,111
Bursa Malaysia Bhd	3,200	7,871
Chailease Holding Co. Ltd.*	28,600	70,521
Corp. Financiera Colombiana S.A.	8,056	158,325
Far East Horizon Ltd.	98,000	90,984
FirstRand Ltd.	143,183	611,771
Fubon Financial Holding Co. Ltd.	308,000	520,481
Grupo BTG Pactual	11,000	140,557
Grupo de Inversiones Suramericana S.A.	12,016	249,445
Grupo de Inversiones Suramericana S.A. (Preference)	4,669	93,980
GT Capital Holdings, Inc.	4,420	99,481
Haci Omer Sabanci Holding A/S	37,602	171,904
Hankook Tire Worldwide Co. Ltd.	130	2,640
IFCI Ltd.	181,854	108,994
Inversiones La Construccion S.A.	2,984	42,329
JSE Ltd.	12,599	122,489
L&T Finance Holdings Ltd.	12,753	14,394
Meritz Financial Group, Inc.	5,696	50,259

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Metro Pacific Investments Corp.	614,600	$69,575
Moscow Exchange MICEX-RTS OAO	135,439	182,773
Nice Holdings Co. Ltd.	5,320	88,108
Power Finance Corp. Ltd.	12,264	56,396
PSG Group Ltd.	3,057	31,824
Reliance Capital Ltd.	31,803	246,059
Remgro Ltd.	20,337	465,724
RMB Holdings Ltd.	40,280	223,186
Rural Electrification Corp. Ltd.	13,258	65,210
Warsaw Stock Exchange	4,176	54,643
		4,660,215
Diversified Telecommunication Services – 1.4%
Alibaba Health Information Technology Ltd.*	110,000	68,651
APT Satellite Holdings Ltd.	30,500	44,362
Asia Pacific Telecom Co. Ltd.	67,899	40,182
Asia Satellite Telecommunications Holdings Ltd.	4,000	13,926
China Communications Services Corp. Ltd., Class H	98,000	45,998
China Telecom Corp. Ltd., Class H	604,000	384,743
China Unicom Hong Kong Ltd.	204,000	306,715
Chunghwa Telecom Co. Ltd.	177,000	539,441
CITIC Telecom International Holdings Ltd.	135,625	54,039
Jasmine International PCL (NVDR)	133,100	30,445
KT Corp.	2,984	91,581
LG Uplus Corp.	10,372	106,755
Maroc Telecom	6,674	89,392
Netia S.A.	39,616	65,622
O2 Czech Republic A/S	12,656	141,367
Oi S.A.*	43,100	24,067
Oi S.A. (Preference)*	91,100	48,271
Orange Polska S.A.	33,915	101,868

	Shares	Value
Diversified Telecommunication Services – (continued)
Rostelecom OJSC*	26,056	$64,984
Rostelecom OJSC (ADR)*	933	13,836
Rostelecom OJSC (Preference)*	420	674
SK Broadband Co. Ltd.*	2,669	11,301
Tata Communications Ltd.	5,003	32,813
Telecom Egypt Co.	12,996	24,719
Telefonica Brasil S.A.	500	8,747
Telefonica Brasil S.A. (Preference)	12,800	264,040
Telekom Malaysia Bhd	47,188	103,292
Telekomunikasi Indonesia Persero Tbk PT	2,035,000	463,074
Telkom S.A. SOC Ltd.*	10,533	55,835
Thaicom PCL (NVDR)	50,600	60,978
TIME dotCom Bhd*	68,800	108,348
True Corp. PCL (NVDR)*	286,216	103,695
Turk Telekomunikasyon A/S	16,390	47,172
XL Axiata Tbk PT	87,000	39,774
		3,600,707
Electric Utilities – 2.3%
Centrais Eletricas Brasileiras S.A.	8,800	22,310
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	28,292
CESC Ltd.	21,856	241,359
CEZ A/S	8,050	222,620
Cia de Transmissao de Energia Eletrica Paulista (Preference)	13,041	204,482
Cia Energetica de Minas Gerais	1,577	9,648
Cia Energetica de Minas Gerais (Preference)	37,071	215,012
Cia Energetica do Ceara (Preference), Class A	4,959	69,733
Cia General de Electricidad S.A.	11,334	90,951
Cia Paranaense de Energia	200	1,996
Cia Paranaense de Energia (Preference)	5,000	70,533
CPFL Energia S.A.	8,400	63,682
E.CL S.A.	50,932	74,845

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
EDP – Energias do Brasil S.A.	99,700	$392,956
Enea S.A.	11,420	54,339
Energa S.A.	11,879	88,423
Enersis S.A.	892,982	284,103
Equatorial Energia S.A.	18,329	188,859
Federal Grid Co. Unified Energy System JSC*	133,416,633	166,370
First Philippine Holdings Corp.	62,230	120,646
IDGC Holding JSC	12,409,592	149,250
Inter Rao UES OJSC*	269,068,026	60,002
Interconexion Electrica S.A. ESP	16,329	69,730
Isagen S.A. ESP	91,015	119,690
Korea Electric Power Corp.	11,592	503,821
Light S.A.	25,300	209,849
Luz del Sur SAA	7,464	25,531
Manila Electric Co.	14,550	84,949
Moscow United Electric Grid Co. JSC*	13,876	323
PGE S.A.	34,008	223,511
Power Grid Corp. of India Ltd.	59,589	141,500
Reliance Infrastructure Ltd.	4,824	50,063
RusHydro JSC*	44,142,098	711,747
RusHydro JSC (ADR)	8,452	14,081
Tata Power Co. Ltd.	39,352	60,150
Tauron Polska Energia S.A.	59,344	92,830
Tenaga Nasional Bhd	123,100	499,997
Torrent Power Ltd.	48,274	129,451
Transmissora Alianca de Energia Eletrica S.A.	12,000	89,996
		5,847,630
Electrical Equipment – 0.6%
ABB India Ltd.	1,456	27,715
AcBel Polytech, Inc.	31,000	34,958
Advanced Lithium Electrochemistry Cayman Co. Ltd.*	14,000	21,081
Alstom T&D India Ltd.	7,499	45,812
Amara Raja Batteries Ltd.	2,733	29,139
Bharat Heavy Electricals Ltd.	26,070	108,993

	Shares	Value
Electrical Equipment – (continued)
Bizlink Holding, Inc.	8,599	$30,250
Boer Power Holdings Ltd.	28,000	35,022
Chicony Power Technology Co. Ltd.	14,070	20,492
China High Speed Transmission Equipment Group Co. Ltd.*	114,000	89,816
Crompton Greaves Ltd.	12,473	38,293
Dongfang Electric Corp. Ltd., Class H	125,800	212,824
Doosan Heavy Industries & Construction Co. Ltd.	2,034	44,630
ElSwedy Electric Co.*	3,080	19,458
FDG Electric Vehicles Ltd.* ^	980,000	69,502
Havells India Ltd.	20,520	95,381
Jiangnan Group Ltd.	260,000	51,965
Korea Electric Terminal Co. Ltd.	2,014	103,835
LS Corp.	1,078	60,420
LS Industrial Systems Co. Ltd.	1,128	66,599
Shanghai Electric Group Co. Ltd., Class H	160,000	80,049
Shihlin Electric & Engineering Corp.	26,000	33,936
Tech Pro Technology Development Ltd.*	108,000	83,835
Teco Electric and Machinery Co. Ltd.	83,000	92,233
Voltronic Power Technology Corp.	4,200	33,830
Walsin Lihwa Corp.*	76,000	25,236
Zhuzhou CSR Times Electric Co. Ltd., Class H^	21,000	90,307
Zippy Technology Corp.	17,000	19,115
		1,664,726
Electronic Equipment, Instruments & Components – 3.0%
Acme Electronics Corp.*	11,000	10,759
Anxin-China Holdings Ltd.	832,000	77,244
Asia Optical Co., Inc.*	62,000	78,783
AU Optronics Corp.*	393,000	186,057
Aurora Corp.	10,000	16,570
AV Tech Corp.	6,000	11,007
BenQ Materials Corp.	60,000	60,559

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Career Technology MFG. Co. Ltd.	31,000	$35,519
Cheng Uei Precision Industry Co. Ltd.	11,000	18,335
Chimei Materials Technology Corp.	40,950	44,697
Chin-Poon Industrial Co. Ltd.	12,000	19,213
Chroma ATE, Inc.	13,000	32,354
Compeq Manufacturing Co. Ltd.	76,000	41,852
Coretronic Corp.*	18,000	26,985
Daeduck Electronics Co.	14,762	125,005
DataTec Ltd.	66,234	332,759
Delta Electronics Thailand PCL (NVDR)	21,000	41,587
Delta Electronics, Inc.	82,000	490,655
Digital China Holdings Ltd.	278,000	258,815
DYNACOLOR, Inc.	10,000	20,745
Dynapack International Technology Corp.	44,000	107,047
E Ink Holdings, Inc.*	19,000	9,245
Elite Material Co. Ltd.	116,000	136,341
Eson Precision Ind Co. Ltd.	13,650	17,749
Everspring Industry Co. Ltd.	4,000	3,978
Firich Enterprises Co. Ltd.	5,716	20,672
FLEXium Interconnect, Inc.	12,163	25,673
Flytech Technology Co. Ltd.	8,799	31,387
G Tech Optoelectronics Corp.*	54,000	43,762
Genius Electronic Optical Co. Ltd.*	20,178	56,256
GeoVision, Inc.	5,500	19,981
Hana Microelectronics PCL (NVDR)	69,900	93,357
HannStar Display Corp.	105,925	26,606
HannsTouch Solution, Inc.*	69,000	14,360
Hollysys Automation Technologies Ltd.*	1,700	41,701
Holy Stone Enterprise Co. Ltd.	64,200	85,061
Hon Hai Precision Industry Co. Ltd.	575,680	1,816,951
Ichia Technologies, Inc.	33,000	36,020

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Iljin Materials Co. Ltd.*	570	$4,187
Innolux Corp.	319,489	145,478
Interflex Co. Ltd.*	854	8,950
ITEQ Corp.	90,000	70,126
Jahwa Electronics Co. Ltd.	2,950	30,915
Jentech Precision Industrial Co. Ltd.	7,000	15,649
Ju Teng International Holdings Ltd.	320,000	178,255
KCE Electronics PCL (NVDR)	22,300	27,387
Kingboard Chemical Holdings Ltd.	27,900	54,899
Kingboard Laminates Holdings Ltd.	69,500	28,319
Largan Precision Co. Ltd.	4,000	280,769
LG Display Co. Ltd.*	10,330	303,019
LG Innotek Co. Ltd.*	507	40,086
Lotes Co. Ltd.	7,000	28,997
Lumax International Corp. Ltd.	4,000	8,535
Merry Electronics Co. Ltd.	6,300	25,373
MIN AIK Technology Co. Ltd.	6,000	26,433
Nan Ya Printed Circuit Board Corp.*	3,000	4,157
Pan-International Industrial Corp.	39,396	24,480
Partron Co. Ltd.	13,163	108,385
Posiflex Technologies, Inc.	6,030	27,061
Samart Corp. PCL (NVDR)	49,200	49,850
Samsung Electro- Mechanics Co. Ltd.	2,650	120,756
Samsung SDI Co. Ltd.	2,542	299,694
SFA Engineering Corp.	909	38,657
Silitech Technology Corp.	106,315	71,654
Simplo Technology Co. Ltd.	13,000	63,255
Sinbon Electronics Co. Ltd.	64,000	82,797
Sunny Optical Technology Group Co. Ltd.	33,000	53,275
Synnex Technology International Corp.	55,000	77,121
Taiflex Scientific Co. Ltd.	15,000	22,192
Taiwan PCB Techvest Co. Ltd.	100,662	148,098
Test Research, Inc.	20,280	33,104
Tong Hsing Electronic Industries Ltd.	4,000	15,189

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Tongda Group Holdings Ltd.	330,000	$42,552
TPK Holding Co. Ltd.	10,000	58,850
Tripod Technology Corp.	18,000	33,613
TXC Corp.	32,000	39,505
Unimicron Technology Corp.	45,000	34,545
Vivotek, Inc.	4,138	14,217
Wah Lee Industrial Corp.	69,000	120,231
Wasion Group Holdings Ltd.	158,000	164,821
Wintek Corp.*	64,000	4,082
WPG Holdings Ltd.	43,000	52,307
WT Microelectronics Co. Ltd.	106,900	170,455
Yageo Corp.	30,256	46,851
Zhen Ding Technology Holding Ltd.	3,150	8,627
		7,823,405
Energy Equipment & Services – 0.3%
Anton Oilfield Services Group	40,000	8,459
Bumi Armada Bhd	70,200	33,507
China Oilfield Services Ltd., Class H	72,000	150,217
Dayang Enterprise Holdings Bhd	26,400	23,597
Honghua Group Ltd.	301,000	57,831
Maridive & Oil Services SAE*	11,526	10,834
Perisai Petroleum Teknologi Bhd*	109,700	37,020
SapuraKencana Petroleum Bhd	167,000	173,131
Scomi Energy Services Bhd*	42,000	9,640
TMK OAO*	82,510	160,108
TMK OAO (GDR)	1,530	11,980
UMW Oil & Gas Corp. Bhd*	35,300	35,093
Wah Seong Corp. Bhd	27,629	13,944
		725,361
Food – 0.0%†
RCL Foods Ltd.	37,003	53,557

	Shares	Value
Food & Staples Retailing – 1.7%
Almacenes Exito S.A.	7,864	$110,743
Big C Supercenter PCL (NVDR)	12,200	87,277
BIM Birlesik Magazalar A/S	10,002	228,854
Cencosud S.A.	51,563	145,922
China Resources Enterprise Ltd.	48,000	114,132
Cia Brasileira de Distribuicao (Preference)	6,602	279,585
Clicks Group Ltd.	31,447	213,784
Controladora Comercial Mexicana SAB de CV	54,200	212,090
Cosco Capital, Inc.	166,100	28,797
CP ALL PCL (NVDR)	230,900	322,565
Dongsuh Co., Inc.	1,121	21,817
E-Mart Co. Ltd.	1,078	199,717
Eurocash S.A.	2,904	28,663
Grupo Comercial Chedraui S.A. de CV	9,800	34,431
GS Retail Co. Ltd.	360	8,388
Magnit OJSC*	2,320	642,357
Massmart Holdings Ltd.	2,232	24,070
Migros Ticaret A/S*	852	7,924
Organizacion Soriana SAB de CV, Class B	6,900	22,523
Pick’n Pay Holdings Ltd.	35,773	74,998
Pick’n Pay Stores Ltd.	16,025	77,362
President Chain Store Corp.	23,000	172,406
Puregold Price Club, Inc.	47,000	36,238
Raia Drogasil S.A.	10,400	95,334
Robinsons Retail Holdings, Inc.	20,030	28,566
Shoprite Holdings Ltd.	26,349	381,103
The SPAR Group Ltd.	9,082	106,046
Sun Art Retail Group Ltd.	104,500	111,841
Taiwan TEA Corp.	72,000	39,058
Wal-Mart de Mexico SAB de CV	235,400	543,503
Wumart Stores, Inc., Class H	57,000	49,318
		4,449,412

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – 3.3%
Alicorp SAA	20,193	$53,530
AVI Ltd.	13,338	86,811
Binggrae Co. Ltd.	468	36,215
Biostime International Holdings Ltd.	6,500	14,718
BRF S.A.	29,600	778,049
Britannia Industries Ltd.	4,166	103,865
Changshouhua Food Co. Ltd.	39,000	32,436
Charoen Pokphand Foods PCL (NVDR)	109,400	104,966
Charoen Pokphand Indonesia Tbk PT	369,500	128,415
China Agri-Industries Holdings Ltd.	59,705	22,788
China Foods Ltd.*	74,000	27,672
China Huishan Dairy Holdings Co. Ltd.	222,000	49,809
China Huiyuan Juice Group Ltd.*	100,500	40,043
China Mengniu Dairy Co. Ltd.	57,000	251,734
China Modern Dairy Holdings Ltd.*	66,000	29,106
China Yurun Food Group Ltd.*	147,000	62,931
CJ CheilJedang Corp.	398	145,610
Crown Confectionery Co. Ltd.	200	34,808
Daesang Corp.	945	36,740
Dongwon F&B Co. Ltd.	352	115,442
Dongwon Industries Co. Ltd.	73	22,404
Dutch Lady Milk Industries Bhd	2,600	36,756
Felda Global Ventures Holdings Bhd	49,300	54,857
Genting Plantations Bhd	7,400	23,802
GlaxoSmithKline Consumer Healthcare Ltd.	250	22,523
Great Wall Enterprise Co. Ltd.	33,800	30,615
Gruma SAB de CV, Class B*	6,900	75,889
Grupo Bimbo SAB de CV	78,700	229,920
Grupo Herdez SAB de CV	12,800	32,582

	Shares	Value
Food Products – (continued)
Grupo Lala SAB de CV	33,900	$77,692
Grupo Nutresa S.A.	10,290	138,815
Hap Seng Plantations Holdings Bhd	22,200	17,481
IJM Plantations Bhd	26,800	29,250
Illovo Sugar Ltd.	22,938	54,817
Indofood CBP Sukses Makmur Tbk PT	37,500	34,288
Indofood Sukses Makmur Tbk PT	224,500	126,786
Industrias Bachoco SAB de CV	7,300	37,088
IOI Corp. Bhd	148,100	220,175
Japfa Comfeed Indonesia Tbk PT	146,000	15,162
JBS S.A.	31,700	142,772
Juhayna Food Industries*	19,333	25,795
Kaveri Seed Co. Ltd.	2,392	35,927
Keck Seng Malaysia Bhd	13,100	24,095
Kernel Holding S.A.*	18,482	145,653
Khon Kaen Sugar Industry PCL (NVDR)	191,900	76,595
Kuala Lumpur Kepong Bhd	21,200	148,240
Kulim Malaysia Bhd*	10,300	10,709
Lien Hwa Industrial Corp.	47,000	30,518
Lotte Confectionery Co. Ltd.	26	46,758
Lotte Food Co. Ltd.	68	42,248
M Dias Branco S.A.	1,300	51,058
Maeil Dairy Industry Co. Ltd.	546	17,268
Marfrig Global Foods S.A.*	31,600	77,923
Mayora Indah Tbk PT	19,417	45,430
MSM Malaysia Holdings Bhd	11,800	17,525
Namchow Chemical Industrial Ltd.	11,000	17,703
Namyang Dairy Products Co. Ltd.	179	114,897
Nestle India Ltd.	1,130	115,157
Nestle Malaysia Bhd	2,200	45,816
Nippon Indosari Corpindo Tbk PT	135,000	13,852
NongShim Co. Ltd.	87	21,735
NongShim Holdings Co. Ltd.	596	69,988

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Oceana Group Ltd.	5,071	$34,795
Orion Corp.	163	125,827
Ottogi Corp.	120	63,664
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	362,700	58,374
Pioneer Foods Ltd.	7,760	83,592
PPB Group Bhd	21,700	104,368
PT Astra Agro Lestari Tbk PT	14,000	27,224
QL Resources Bhd	38,100	39,846
Quantum Foods Holdings*	7,760	2,143
Salim Ivomas Pratama Tbk PT	97,500	6,253
Samlip General Foods Co. Ltd.	181	28,537
Samyang Holdings Corp.	1,184	98,599
San Miguel Pure Foods Co., Inc.	9,840	50,433
Sao Martinho S.A.	5,300	84,249
Sarawak Oil Palms Bhd	9,200	16,083
Shenguan Holdings Group Ltd.	34,000	9,601
Silla Co. Ltd.	2,970	55,302
SLC Agricola S.A.	5,100	35,109
Standard Foods Corp.	10,627	24,492
Tata Global Beverages Ltd.	30,149	78,613
Tenfu Cayman Holdings Co. Ltd.	59,000	21,758
Tenwow International Holdings Ltd.	25,000	8,897
Thai Union Frozen Products PCL (NVDR)	41,100	94,011
Thai Vegetable Oil PCL (NVDR)	193,500	132,485
Tiga Pilar Sejahtera Food Tbk*	204,600	37,077
Tiger Brands Ltd.	6,965	209,076
Tingyi Cayman Islands Holding Corp.	78,000	193,914
Tongaat Hulett Ltd.	46,498	612,846
TSH Resources Bhd	31,050	22,467
Ulker Biskuvi Sanayi A/S	4,632	34,215

	Shares	Value
Food Products – (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	316,900	$100,301
Uni-President China Holdings Ltd.	64,000	59,171
Uni-President Enterprises Corp.	210,078	360,530
United Plantations Bhd	2,500	19,473
Universal Robina Corp.	42,270	175,203
Want Want China Holdings Ltd.	332,000	452,930
Wawel S.A.	56	15,338
Wei Chuan Foods Corp.	14,000	11,645
YuanShengTai Dairy Farm Ltd.*	977,000	134,799
		8,497,492
Gas Utilities – 0.8%
Aygaz A/S	2,804	11,834
China Gas Holdings Ltd.	114,000	204,033
China Oil & Gas Group Ltd.	420,000	66,613
China Resources Gas Group Ltd.	32,000	91,397
China Tian Lun Gas Holdings Ltd.*	34,500	39,682
E1 Corp.	746	50,048
Empresa de Energia de Bogota S.A. ESP*	40,772	32,250
ENN Energy Holdings Ltd.	32,000	207,551
GAIL India Ltd.	20,253	174,427
Gas Malaysia Bhd	37,600	40,695
Gasco S.A.	15,546	113,305
Great Taipei Gas Co. Ltd.	31,000	23,747
Gujarat State Petronet Ltd.	45,707	72,171
Indraprastha Gas Ltd.	7,897	51,337
Infraestructura Energetica Nova SAB de CV	6,400	39,123
Korea District Heating Corp.	801	44,969
Korea Gas Corp.*	1,087	50,956
Kyungdong City Gas Co. Ltd.	674	73,787
Perusahaan Gas Negara Persero Tbk PT	516,000	254,050
Petronas Gas Bhd	25,300	172,910
Samchully Co. Ltd.	843	119,107
Towngas China Co. Ltd.	28,000	29,389

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
Zhongyu Gas Holdings Ltd.*	92,000	$25,268
		1,988,649
Health Care Equipment & Supplies – 0.2%
Ginko International Co. Ltd.	1,000	13,480
Hartalega Holdings Bhd	4,700	10,002
i-SENS, Inc.*	628	36,961
Kossan Rubber Industries	27,300	38,179
Lifetech Scientific Corp.*	16,000	23,396
Microlife Corp.	8,000	17,043
Microport Scientific Corp.*	37,000	18,702
PW Medtech Group Ltd.*	62,000	39,094
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	64,535
St. Shine Optical Co. Ltd.	2,000	35,112
Suheung Co. Ltd.	550	30,569
Supermax Corp. Bhd	39,500	27,981
Top Glove Corp. Bhd	29,400	43,708
		398,762
Health Care Providers & Services – 0.8%
Apollo Hospitals Enterprise Ltd.	3,324	60,387
Bangkok Chain Hospital PCL (NVDR)	88,000	26,343
Bangkok Dusit Medical Services PCL (NVDR)	187,600	106,558
Banmedica S.A.	24,483	41,083
Bumrungrad Hospital PCL (NVDR)	12,200	49,819
Chabiotech Co. Ltd.*	1,399	19,243
CHC Healthcare Group	13,000	27,952
China Pioneer Pharma Holdings Ltd.	46,000	43,715
Diagnosticos da America S.A.	7,800	33,604
Farmacol S.A.*	800	12,086
Fleury S.A.	4,500	30,135
Fortis Healthcare Ltd.*	9,651	19,098
IHH Healthcare Bhd	114,300	172,010
Jintian Pharmaceutical Group Ltd.	282,000	111,634

	Shares	Value
Health Care Providers & Services – (continued)
KPJ Healthcare Bhd	61,606	$73,232
Life Healthcare Group Holdings Ltd.	50,718	191,449
Mediclinic International Ltd.	18,436	164,384
Medipost Co. Ltd.*	802	37,521
Netcare Ltd.	51,550	155,625
Odontoprev S.A.	31,200	113,815
Qualicorp S.A.*	22,800	234,185
Selcuk Ecza Deposu Ticaret Ve Sanayi A/S	66,070	62,791
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	34,400	86,142
Siloam International Hospitals Tbk PT*	22,800	25,988
Sinopharm Group Co. Ltd., Class H	40,800	159,408
		2,058,207
Hotels, Restaurants & Leisure – 1.1%
Ajisen China Holdings Ltd.	63,000	43,380
Alsea SAB de CV*	58,100	181,243
The Ambassador Hotel	24,000	21,778
AmRest Holdings SE*	1,235	32,651
Berjaya Sports Toto Bhd	22,783	25,005
Bloomberry Resorts Corp.*	166,100	57,446
Central Plaza Hotel PCL	1,600	1,854
Central Plaza Hotel PCL (NVDR)	33,100	38,364
China Travel International Investment Hong Kong Ltd.	926,000	284,181
Famous Brands Ltd.	17,666	173,510
Formosa International Hotels Corp.	1,210	12,531
Genting Bhd	95,500	283,081
Genting Malaysia Bhd	128,600	168,117
Gourmet Master Co. Ltd.	2,000	12,657
Grand Korea Leisure Co. Ltd.	1,040	37,222
Haichang Holdings Ltd.(a) *	134,000	19,698
Hana Tour Service, Inc.	1,186	74,463
Hotel Shilla Co. Ltd.	1,528	143,688
Indian Hotels Co. Ltd.*	40,334	68,745
Jollibee Foods Corp.	18,200	79,492
Jubilant Foodworks Ltd.*	3,725	76,405

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Kangwon Land, Inc.	4,410	$144,424
Magnum Bhd	12,300	11,181
Melco Crown Philippines Resorts Corp.*	192,600	64,379
Minor International PCL (NVDR)	60,500	64,549
Orbis S.A.	1,808	19,738
Paradise Co. Ltd.	1,338	41,127
REXLot Holdings Ltd.	2,696,986	278,212
Shangri-La Hotels Malaysia Bhd	10,300	22,076
Sun International Ltd.	16,668	186,340
Tsogo Sun Holdings Ltd.	1,488	3,731
Westlife Development Ltd.*	6,049	31,723
Wowprime Corp.*	1,133	11,138
		2,714,129
Household Durables – 1.3%
Ability Enterprise Co. Ltd.	30,000	14,893
Airmate Cayman International Co. Ltd.*	5,000	5,729
Altek Corp.*	28,000	30,378
AmTRAN Technology Co. Ltd.	15,000	8,630
Arcelik A/S	9,709	59,692
Corp. GEO SAB de CV* ^	93,100	69
Coway Co. Ltd.	2,450	187,063
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	124,200	623,670
Direcional Engenharia S.A.	21,400	88,969
E-Lead Electronic Co. Ltd.	10,000	17,918
Ez Tec Empreendimentos e Participacoes S.A.	4,900	42,340
Haier Electronics Group Co. Ltd.	49,000	132,369
Hanssem Co. Ltd.	955	113,932
Helbor Empreendimentos S.A.	39,710	98,083
Kinpo Electronics, Inc.*	51,000	22,217
LG Electronics, Inc.	4,821	294,566

	Shares	Value
Household Durables – (continued)
LG Electronics, Inc. (Preference)	690	$22,500
LiHOM-CUCHEN Co. Ltd.*	3,349	36,350
MRV Engenharia e Participacoes S.A.	119,500	399,397
Oriental Weavers	5,399	37,747
PDG Realty S.A. Empreendimentos e Participacoes*	481,700	239,530
PIK Group*	94,444	329,615
PIK Group (GDR)*	13,669	48,252
Sanyo Electric Taiwan Co. Ltd.	5,950	6,201
Skyworth Digital Holdings Ltd.	52,641	28,848
Steinhoff International Holdings Ltd.	94,095	480,398
Tatung Co. Ltd.*	36,000	10,202
Welling Holding Ltd.	400,000	86,652
Zeng Hsing Industrial Co. Ltd.	4,000	20,121
		3,486,331
Household Products – 0.4%
Hindustan Unilever Ltd.	28,204	339,160
Kimberly-Clark de Mexico SAB de CV, Class A	66,100	152,811
LG Household & Health Care Ltd.	401	233,757
LG Household & Health Care Ltd. (Preference)	64	16,049
NVC Lighting Holdings Ltd.^	170,000	38,800
Unilever Indonesia Tbk PT	65,400	164,514
Vinda International Holdings Ltd.	2,000	3,033
		948,124
Independent Power and Renewable Electricity Producers – 1.4%
Aboitiz Power Corp.	119,600	109,272
Adani Power Ltd.*	65,813	51,450
AES Gener S.A.	89,312	49,419
AES Tiete S.A.	1,300	7,922
AES Tiete S.A. (Preference)	4,400	33,554
Akenerji Elektrik Uretim A/S*	46,194	24,343
Aksa Enerji Uretim A/S*	20,458	24,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Beijing Jingneng Clean Energy Co. Ltd., Class H	322,000	$144,491
China Longyuan Power Group Corp. Ltd., Class H	114,000	121,714
China Power International Development Ltd.	86,000	38,813
China Power New Energy Development Co. Ltd.*	440,000	30,638
China Resources Power Holdings Co. Ltd.	86,000	250,065
Cia Energetica de Sao Paulo (Preference), Class B	10,100	100,570
Colbun S.A.	423,414	114,596
CPFL Energias Renovaveis S.A.*	7,600	40,270
Datang International Power Generation Co. Ltd., Class H	196,000	102,863
E.ON Russia JSC*	4,886,917	284,145
Edegel SAA	22,666	25,352
Electricity Generating PCL (NVDR)	7,900	41,719
Empresa Nacional de Electricidad S.A.	154,205	240,305
Energy Development Corp.	273,600	46,946
First Gen Corp.	364,100	210,144
Glow Energy PCL (NVDR)	19,000	58,336
Huadian Fuxin Energy Corp. Ltd., Class H	208,000	119,620
Huadian Power International Corp. Ltd., Class H	546,000	416,794
Huaneng Power International, Inc., Class H	132,000	162,038
Huaneng Renewables Corp. Ltd., Class H	424,000	152,538
Jaiprakash Power Ventures Ltd.*	249,660	54,079
JSW Energy Ltd.	138,223	180,771
NHPC Ltd.	43,444	14,611
NTPC Ltd.	54,706	133,736

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
Ratchaburi Electricity Generating Holding PCL (NVDR)	40,900	$76,287
Reliance Power Ltd.*	14,713	18,295
SPCG PCL (NVDR)	43,600	33,801
Taiwan Cogeneration Corp.	53,000	41,994
Tractebel Energia S.A.	6,900	94,917
		3,651,103
Industrial Conglomerates – 1.8%
Aboitiz Equity Ventures, Inc.	90,920	105,356
Aditya Birla Nuvo Ltd.	952	26,089
Alarko Holding A/S	13,523	24,485
Alfa SAB de CV, Class A	129,300	411,504
Alliance Global Group, Inc.	114,700	64,667
Allied Electronics Corp. Ltd., Class N	79,694	147,167
Antarchile S.A.	5,452	71,636
Beijing Enterprises Holdings Ltd.	24,500	199,975
Berjaya Corp. Bhd	865,700	134,227
Berli Jucker PCL	200	279
Berli Jucker PCL (NVDR)	13,300	18,580
The Bidvest Group Ltd.	13,107	359,941
Boustead Holdings Bhd	39,900	61,259
Cahya Mata Sarawak Bhd	38,700	51,063
CITIC Ltd.	101,000	176,859
CJ Corp.	543	88,406
Daesang Holdings Co. Ltd.	4,470	86,997
DMCI Holdings, Inc.	136,650	49,331
Dogan Sirketler Grubu Holding A/S*	84,971	25,642
Doosan Corp.	204	21,188
Enka Insaat Ve Sanayi A/S	16,578	40,172
Far Eastern New Century Corp.	127,663	134,099
Grupo Carso SAB de CV	24,900	142,092
HAP Seng Consolidated Bhd	30,700	41,067
Harim Holdings Co. Ltd.*	7,498	33,185
Hosken Consolidated Investments Ltd.	2,125	28,704
Jaiprakash Associates Ltd.*	46,494	23,588

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
JG Summit Holdings, Inc.	150,140	$213,458
KAP Industrial Holdings Ltd.	76,957	31,139
KOC Holding A/S	30,840	157,659
LG Corp.	4,412	262,558
MMC Corp. Bhd	19,700	15,811
Quinenco S.A.	5,791	11,971
Reunert Ltd.	19,040	100,328
Samsung Techwin Co. Ltd.	886	27,192
San Miguel Corp.	19,620	31,720
Shanghai Industrial Holdings Ltd.	14,000	43,145
Siemens Ltd.	2,046	29,097
Sigdo Koppers S.A.	10,813	16,781
Sime Darby Bhd	259,919	764,921
SK Holdings Co. Ltd.	1,129	176,418
SM Investments Corp.	6,870	119,948
Tianjin Development Hldgs Ltd.	56,000	48,597
Turkiye Sise Ve Cam Fabrikalari A/S	8,622	13,126
Yazicilar Holding A/S, Class A	823	7,988
		4,639,415
Insurance – 2.8%
Anadolu Hayat Emeklilik A/S	9,693	21,655
Bajaj Finserv Ltd.	2,163	37,636
Bangkok Insurance PCL (NVDR)	6,180	69,637
Bangkok Life Assurance PCL (NVDR)	11,340	20,107
BB Seguridade Participacoes S.A.	31,000	417,722
Cathay Financial Holding Co. Ltd.	360,962	593,365
China Life Insurance Co. Ltd.	116,662	101,640
China Life Insurance Co. Ltd., Class H	327,000	978,234
China Pacific Insurance Group Co. Ltd., Class H	115,200	430,782
China Taiping Insurance Holdings Co. Ltd.*	29,000	62,224

	Shares	Value
Insurance – (continued)
Discovery Ltd.	11,522	$104,644
Dongbu Insurance Co. Ltd.	2,028	113,665
Hanwha General Insurance Co. Ltd.*	12,272	61,892
Hanwha Life Insurance Co. Ltd.	6,870	52,775
Hyundai Marine & Fire Insurance Co. Ltd.	2,960	78,242
Korean Reinsurance Co.	2,535	27,041
Liberty Holdings Ltd.	3,013	34,813
LIG Insurance Co. Ltd.	1,290	33,616
Long Bon International Co. Ltd.	132,000	80,502
LPI Capital Bhd	15,100	83,826
MAX India Ltd.	49,260	284,810
Mercuries Life Insurance Co. Ltd.*	33,581	18,824
Meritz Fire & Marine Insurance Co. Ltd.	1,700	20,361
MMI Holdings Ltd.	46,957	119,826
New China Life Insurance Co. Ltd., Class H	53,000	198,190
Panin Financial Tbk PT*	2,027,700	44,799
People’s Insurance Co. Group of China Ltd., Class H	299,000	129,159
PICC Property & Casualty Co. Ltd., Class H	129,940	238,259
Ping An Insurance Group Co. of China Ltd., Class H	85,000	694,341
Porto Seguro S.A.	3,700	44,790
Powszechny Zaklad Ubezpieczen S.A.	2,420	363,439
Qualitas Controladora SAB de CV	20,900	53,990
Rand Merchant Insurance Holdings Ltd.	27,444	97,682
Samsung Fire & Marine Insurance Co. Ltd.	1,593	428,534
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	84	15,916
Samsung Life Insurance Co. Ltd.	2,616	285,165

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Sanlam Ltd.	80,679	$508,671
Santam Ltd.	665	12,298
Shin Kong Financial Holding Co. Ltd.	324,615	98,506
Sul America S.A.	48,639	260,894
Tongyang Life Insurance	230	2,496
		7,324,968
Internet & Catalog Retail – 0.1%
Amway Malaysia Hldgs Bhd	11,100	39,281
B2W Cia Digital*	16,329	214,840
CJ O Shopping Co. Ltd.	100	24,571
GS Home Shopping, Inc.	85	17,124
Hyundai Home Shopping Network Corp.	189	24,051
Interpark Corp.	3,713	31,511
Interpark INT Corp.*	1,402	32,796
		384,174
Internet Software & Services – 2.1%
Ahnlab, Inc.	620	20,943
Daou Technology, Inc.	4,256	44,203
Daum Communications Corp.	2,156	294,533
HC International, Inc.*	12,000	14,715
Info Edge India Ltd.	5,225	71,737
Just Dial Ltd.	2,636	64,404
NAVER Corp.	1,283	905,170
Pacific Online Ltd.	46,000	24,912
PChome Online, Inc.	6,333	64,233
SINA Corp.*	2,600	106,522
Sohu.com, Inc.*	1,200	58,308
Tencent Holdings Ltd.	230,900	3,680,013
		5,349,693
IT Services – 1.7%
AGTech Holdings Ltd.*	204,000	31,040
Cielo S.A.	31,680	525,407
CMC Ltd.	2	63
Datasonic Group Bhd	61,000	31,156
EOH Holdings Ltd.	9,627	93,786
HCL Technologies Ltd.	11,215	293,782
Hexaware Technologies Ltd.	9,883	31,814

	Shares	Value
IT Services – (continued)
Hi Sun Technology China Ltd.*	204,000	$63,132
Infosys Ltd.	16,401	1,082,159
Infosys Ltd. (ADR)	4,216	281,882
Kginicis Co. Ltd.	650	9,305
Mindtree Ltd.	4,484	79,865
Mphasis Ltd.	8,245	53,834
My EG Services Bhd	30,900	37,765
Posco ICT Co. Ltd.	4,391	25,021
SK C&C Co. Ltd.	983	223,047
Sonda S.A.	15,472	37,394
Systex Corp.	16,000	29,142
Tata Consultancy Services Ltd.	20,756	881,572
Tech Mahindra Ltd.	2,559	104,932
TravelSky Technology Ltd., Class H	101,000	105,491
Wipro Ltd.	27,369	251,269
		4,272,858
Leisure Products – 0.1%
Giant Manufacturing Co. Ltd.	11,000	88,965
Goodbaby International Holdings Ltd.	93,000	37,535
Johnson Health Tech Co. Ltd.	9,045	21,084
KMC Kuei Meng International, Inc.	2,000	8,219
Merida Industry Co. Ltd.	7,350	50,745
Topkey Corp.	2,192	8,143
		214,691
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	817	24,956
Machinery – 1.2%
AIA Engineering Ltd.	4,599	70,382
Airtac International Group	4,280	31,238
Ashok Leyland Ltd.*	111,007	83,978
China Conch Venture Holdings Ltd.	39,000	81,770
China International Marine Containers Group Co. Ltd., Class H	13,400	31,275

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
China Rongsheng Heavy Industries Group Holdings Ltd.*	141,000	$22,545
China Yuchai International Ltd.	5,000	90,950
CIMC Enric Holdings Ltd.	20,000	20,090
Coastal Contracts Bhd	19,900	24,200
CSBC Corp. Taiwan	55,000	28,932
CSR Corp. Ltd., Class H^	66,000	67,147
Cummins India Ltd.	2,089	24,881
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,972	68,013
Doosan Engine Co. Ltd.*	1,060	6,100
Doosan Infracore Co. Ltd.*	4,930	49,820
Eicher Motors Ltd.	571	118,782
Famur S.A.	13,030	12,865
Haitian International Holdings Ltd.	30,000	64,370
Hanjin Heavy Industries & Construction Co. Ltd.*	16,342	66,134
Hiwin Technologies Corp.	7,302	57,616
Hy-Lok Corp.	601	16,393
Hyundai Elevator Co. Ltd.*	2,455	103,026
Hyundai Heavy Industries Co. Ltd.	2,432	225,739
Hyundai Mipo Dockyard Co. Ltd.	502	35,651
Hyundai Rotem Co. Ltd.	540	10,762
Iochpe-Maxion S.A.	23,900	166,188
Jain Irrigation Systems Ltd.	30,018	44,416
King Slide Works Co. Ltd.	3,000	39,304
Kinik Co.	10,000	20,219
Lonking Holdings Ltd.	470,000	80,604
Marcopolo S.A. (Preference)	50,800	87,791
Nak Sealing Technologies Corp.	6,000	20,712
Otokar Otomotiv Ve Savunma Sanayi A/S	706	19,556
Pipavav Defence & Offshore Engineering Co. Ltd.*	18,118	11,346

	Shares	Value
Machinery – (continued)
Randon Participacoes S.A. (Preference)	51,675	$131,428
Rechi Precision Co. Ltd.	21,969	21,993
Samsung Heavy Industries Co. Ltd.	9,633	234,802
San Shing Fastech Corp.*	10,350	26,882
Sany Heavy Equipment International Holdings Co. Ltd.*	336,000	74,520
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	153,900	69,255
Shin Zu Shing Co. Ltd.	12,000	26,315
Sinotruk Hong Kong Ltd.	11,000	5,702
SKF India Ltd.	1,144	23,154
Taewoong Co. Ltd.*	940	14,601
Thermax Ltd.	2,214	32,233
TK Corp.*	823	10,627
Turk Traktor Ve Ziraat Makineleri A/S	564	17,808
United Tractors Tbk PT	73,500	111,755
WEG S.A.	14,060	167,509
Weichai Power Co. Ltd., Class H	25,000	95,903
Yungtay Engineering Co. Ltd.	11,000	24,411
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	195,400	93,981
		3,085,674
Marine – 0.6%
China COSCO Holdings Co. Ltd., Class H*	419,000	188,018
China Shipping Container Lines Co. Ltd., Class H*	514,000	146,475
China Shipping Development Co. Ltd., Class H*	144,000	94,698
Chinese Maritime Transport Ltd.	8,000	8,942
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,573
Grindrod Ltd.	58,477	119,632
Hanjin Shipping Co. Ltd.*	17,503	82,706

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Hyundai Merchant Marine Co. Ltd.*	2,575	$27,708
Korea Line Corp.*	1,439	40,124
Malaysian Bulk Carriers Bhd	25,400	12,047
MISC Bhd	45,300	94,477
Precious Shipping PCL (NVDR)	15,700	10,267
Shih Wei Navigation Co. Ltd.	78,484	48,252
Sincere Navigation Corp.	13,000	11,241
Sinotrans Shipping Ltd.*	77,500	21,186
Taiwan Navigation Co. Ltd.	26,000	18,421
Thoresen Thai Agencies PCL (NVDR)*	47,514	31,802
Trada Maritime Tbk PT* ^	179,500	27,404
Trencor Ltd.	69,252	416,879
U-Ming Marine Transport Corp.	7,000	10,955
Wan Hai Lines Ltd.	13,000	9,595
Wisdom Marine Lines Co. Ltd.*	61,192	70,916
Yang Ming Marine Transport Corp.*	41,000	18,737
		1,524,055
Media – 1.8%
Alibaba Pictures Group Ltd.* ^	400,000	83,041
Astro Malaysia Holdings Bhd	74,100	74,342
BEC World PCL (NVDR)	18,000	26,666
Caxton and CTP Publishers and Printers Ltd.	45,490	61,356
Cheil Worldwide, Inc.*	3,950	61,723
CJ CGV Co. Ltd.	1,248	61,190
CJ E&M Corp.*	570	17,894
CJ Hellovision Co. Ltd.	670	6,332
Cyfrowy Polsat S.A.	11,818	90,570
Daekyo Co. Ltd.	4,590	31,996
Dish TV India Ltd.*	17,517	16,419
Global City Holdings N.V.*	2,153	24,900
Global Mediacom Tbk PT	276,500	44,844
Grupo Televisa SAB	114,900	829,352

	Shares	Value
Media – (continued)
Hyundai Hy Communications & Networks Co. Ltd.	3,530	$15,012
KT Skylife Co. Ltd.	520	9,439
Loen Entertainment, Inc.*	845	34,631
Major Cineplex Group PCL (NVDR)	20,200	14,761
Media Nusantara Citra Tbk PT	139,500	32,321
Media Prima Bhd	113,000	67,335
Megacable Holdings SAB de CV	11,400	52,160
MNC Investama Tbk PT*	3,936,900	109,132
MNC Sky Vision Tbk PT	53,000	8,333
Multiplus S.A.	4,800	67,986
Naspers Ltd., Class N	17,829	2,215,334
Phoenix Satellite Television Holdings Ltd.	20,000	6,138
SBS Media Holdings Co. Ltd.	3,440	10,590
SM Entertainment Co.*	1,847	48,909
Smiles S.A.	3,400	59,312
Star Publications Malaysia Bhd	20,000	15,687
Sun TV Network Ltd.	2,095	11,142
Surya Citra Media Tbk PT	172,049	48,120
TV Azteca SAB de CV	109,900	57,383
TV18 Broadcast Ltd.*	39,466	18,672
TVN S.A.*	14,471	64,983
VGI Global Media PCL (NVDR)	16,848	6,621
Wisdom Holdings Group	71,000	54,931
YG Entertainment, Inc.	1,335	56,711
Zee Entertainment Enterprises Ltd.	24,608	137,969
		4,654,237
Metals & Mining – 4.1%
African Rainbow Minerals Ltd.	5,058	62,223
Alrosa AO	17,347	15,539
Aluminum Corp. of China Ltd., Class H*	144,000	63,875
Aneka Tambang Persero Tbk PT	417,800	33,535

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Angang Steel Co. Ltd., Class H	130,000	$95,716
Anglo American Platinum Ltd.*	2,126	66,965
AngloGold Ashanti Ltd.*	17,591	148,887
ArcelorMittal South Africa Ltd.*	4,451	13,119
Assore Ltd.	1,586	29,387
Bradespar S.A.	700	4,017
Bradespar S.A. (Preference)	10,000	68,230
Bumi Resources Minerals Tbk PT*	1,298,000	39,848
CAP S.A.	152	1,453
Chiho-Tiande Group Ltd.*	48,000	17,887
China Hongqiao Group Ltd.	12,500	9,623
China Metal Products	23,725	19,500
China Metal Recycling Holdings Ltd.* ^	51,000	—
China Molybdenum Co. Ltd., Class H	464,000	276,418
China Steel Corp.	553,981	477,185
China Zhongwang Holdings Ltd.	26,800	14,134
Chinalco Mining Corp. International*	128,000	16,010
Chun Yuan Steel	202,000	75,709
Chung Hung Steel Corp.*	90,000	21,955
Cia Siderurgica Nacional S.A.	31,100	104,577
Dongkuk Steel Mill Co. Ltd.	11,316	67,341
Eregli Demir Ve Celik Fabrikalari TAS	63,946	133,353
Ezz Steel*	5,211	11,923
Feng Hsin Iron & Steel Co.	94,000	116,046
Fosun International Ltd.	84,500	100,133
Gerdau S.A.	4,800	17,960
Gerdau S.A. (Preference)	52,800	238,665
Gloria Material Technology Corp.	39,900	26,433
Gold Fields Ltd.	34,792	114,640
Grupa Kety S.A.	1,244	103,143
Grupo Mexico SAB de CV	168,000	576,535

	Shares	Value
Metals & Mining – (continued)
Grupo Simec SAB de CV*	8,200	$36,241
Harmony Gold Mining Co. Ltd.*	50,068	81,581
Hindalco Industries Ltd.	48,138	128,342
Hindustan Zinc Ltd.	6,592	18,407
Honbridge Holdings Ltd.*	164,000	28,337
Hunan Nonferrous Metal Corp. Ltd., Class H^	134,000	43,024
Hyundai Hysco Co. Ltd.	304	19,798
Hyundai Steel Co.	3,946	251,441
Impala Platinum Holdings Ltd.*	31,407	228,267
Industrias CH SAB de CV*	20,700	112,014
Industrias Penoles SAB de CV	6,125	137,292
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B^	171,244	133,998
Izmir Demir Celik Sanayi A/S*	4,467	5,976
Jastrzebska Spolka Weglowa S.A.*	1,645	14,163
Jiangxi Copper Co. Ltd., Class H	50,000	88,844
Jindal Steel & Power Ltd.	17,708	46,664
JSW Steel Ltd.	4,780	98,305
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class A*	8,180	10,500
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class B*	18,058	22,042
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class D*	58,115	64,915
KGHM Polska Miedz S.A.	5,402	208,684
KISWIRE Ltd.	1,774	86,482
Korea Zinc Co. Ltd.	393	148,010
Koza Altin Isletmeleri A/S	1,684	10,884
Koza Anadolu Metal Madencilik Isletmeleri A/S*	21,210	16,527
Krakatau Steel Persero Tbk PT*	141,000	5,554
Kumba Iron Ore Ltd.	3,728	92,955

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Magnitogorsk Iron & Steel Works*	255,342	$55,947
Magnitogorsk Iron & Steel Works OJSC (GDR)*	16,812	47,578
Managem	196	26,697
Metalurgica Gerdau S.A.	400	1,707
Metalurgica Gerdau S.A. (Preference)	11,800	64,448
Minera Frisco SAB de CV*	12,600	22,391
MMC Norilsk Nickel OJSC*	1,763	329,512
MMC Norilsk Nickel OJSC (ADR)	12,120	225,553
MMG Ltd.	88,000	29,389
MOIL Ltd.	9,107	46,143
Nickel Asia Corp.	69,475	64,405
NMDC Ltd.	40,337	112,274
North Mining Shares Co. Ltd.*	840,000	38,993
Northam Platinum Ltd.*	8,338	25,640
Novolipetsk Steel OJSC*	29,448	37,722
Polyus Gold OJSC*	11,236	124,963
Poongsan Corp.	8,464	209,476
POSCO	3,100	887,596
POSCO Chemtech Co. Ltd.	267	36,950
Press Metal Bhd	74,600	149,688
Royal Bafokeng Platinum Ltd.*	5,164	27,346
Seah Besteel Corp.	761	22,750
SeAH Steel Corp.	835	64,692
Sesa Sterlite Ltd.	53,178	221,676
Severstal OAO*	3,213	34,171
Severstal OAO (GDR)	4,939	52,205
Shougang Fushan Resources Group Ltd.	104,000	23,468
Sibanye Gold Ltd.	33,190	63,093
Sociedad Minera Cerro Verde SAA*	451	11,050
Sociedad Minera el Brocal SAA*	640	1,970
Steel Authority of India Ltd.	38,744	52,437
STP & I PCL (NVDR)	44,600	29,989
TA Chen Stainless Pipe*	64,900	39,687

	Shares	Value
Metals & Mining – (continued)
Tata Steel Ltd.	14,261	$113,809
Timah Persero Tbk PT	237,504	24,271
Ton Yi Industrial Corp.	19,000	11,275
Tung Ho Steel Enterprise Corp.	25,000	19,726
Usinas Siderurgicas de Minas Gerais S.A.*	5,300	14,257
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A*	15,500	36,011
Vale Indonesia Tbk PT	68,500	21,482
Vale S.A.	66,100	673,541
Vale S.A. (Preference)	87,400	767,682
Volcan Cia Minera SAA, Class B	74,876	21,770
VSMPO-AVISMA Corp.*	412	64,610
YC INOX Co. Ltd.	165,000	125,853
Yeong Guan Energy Technology Group Co. Ltd.	9,178	36,813
Yieh Phui Enterprise Co. Ltd.	55,080	16,298
Young Poong Corp.	29	32,318
Zhaojin Mining Industry Co. Ltd., Class H	95,500	50,735
Zijin Mining Group Co. Ltd., Class H	178,000	45,675
		10,578,943
Multiline Retail – 1.0%
Aeon Co. M Bhd	15,200	17,329
El Puerto de Liverpool SAB de CV	10,100	118,350
The Eslite Spectrum Corp.	1,000	5,244
Far Eastern Department Stores Ltd.	21,012	18,963
Golden Eagle Retail Group Ltd.	26,000	31,850
Grupo Sanborns SAB de CV	12,500	19,979
Hyundai Department Store Co. Ltd.	643	81,523
Hyundai Greenfood Co. Ltd.	930	15,794
Intime Retail Group Co. Ltd.	27,500	23,971
Lojas Americanas S.A.	4,375	21,666
Lojas Americanas S.A. (Preference)	30,550	182,046

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Lojas Renner S.A.	5,400	$163,313
Lotte Shopping Co. Ltd.	496	137,606
Maoye International Holdings Ltd.	491,000	75,975
Marisa Lojas S.A.	5,300	33,915
Matahari Department Store Tbk PT	64,100	77,572
Matahari Putra Prima Tbk PT	95,800	24,931
Mercuries & Associates Ltd.	128,520	74,366
Mitra Adiperkasa Tbk PT	80,200	35,172
Multipolar Tbk PT	2,551,600	198,469
New World Department Store China Ltd.	171,000	62,621
Parkson Holdings Bhd*	13,370	10,243
Parkson Retail Group Ltd.	182,000	53,273
Poya Co. Ltd.	4,040	27,229
Ramayana Lestari Sentosa Tbk PT	311,000	20,845
Ripley Corp. S.A.	72,182	39,283
Robinson Department Store PCL (NVDR)	19,300	30,369
SACI Falabella	65,852	480,556
Shinsegae Co. Ltd.	343	63,707
Springland International Holdings Ltd.	279,000	106,489
Taiwan FamilyMart Co. Ltd.	2,000	12,822
Woolworths Holdings Ltd.	62,354	442,467
		2,707,938
Multi-Utilities – 0.0%†
YTL Corp. Bhd	196,400	99,118
YTL Power International Bhd	55,860	27,002
		126,120
Oil, Gas & Consumable Fuels – 7.6%
Adaro Energy Tbk PT	645,200	60,596
AK Transneft OAO (Preference)*	532	1,163,414
The Bangchak Petroleum PCL (NVDR)	10,400	10,697
Banpu PCL (NVDR)	37,800	32,786
Bashneft OAO	822	25,360

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Bashneft OAO (Preference)	742	$15,831
Bharat Petroleum Corp. Ltd.	8,344	98,490
Cairn India Ltd.	24,451	113,554
China Coal Energy Co. Ltd., Class H	168,000	102,899
China Petroleum & Chemical Corp., Class H	1,187,200	1,028,727
China Shenhua Energy Co. Ltd., Class H	203,000	571,945
China Suntien Green Energy Corp. Ltd., Class H	621,000	164,955
CNOOC Ltd.	834,000	1,309,846
Coal India Ltd.	27,062	163,320
Cosan S.A. Industria e Comercio	4,900	69,083
Ecopetrol S.A.	279,152	372,519
Empresas COPEC S.A.	33,128	400,595
Energy Absolute PCL (NVDR)	105,600	78,462
Energy Earth PCL (NVDR)	81,000	13,181
Essar Oil Ltd.*	54,454	107,223
Esso Thailand PCL (NVDR)*	355,100	59,965
Exxaro Resources Ltd.	4,802	49,989
Formosa Petrochemical Corp.	53,000	124,239
Gazprom OAO	394,842	1,299,933
Gazprom OAO (ADR)	73,857	489,524
Grupa Lotos S.A.*	1,462	11,322
GS Holdings Corp.	2,369	91,880
Gujarat Mineral Development Corp. Ltd.	25,548	63,433
Hankook Shell Oil Co. Ltd.	56	25,623
Harum Energy Tbk PT	280,600	36,686
Hindustan Petroleum Corp. Ltd.	3,954	34,156
Indian Oil Corp. Ltd.	11,043	65,494
Indo Tambangraya Megah Tbk PT	13,100	22,953
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,800	46,339
Inner Mongolia Yitai Coal Co. Ltd., Class H	10,000	14,184
IRPC PCL (NVDR)	293,800	30,850
Kunlun Energy Co. Ltd.	208,000	275,717
Lubelski Wegiel Bogdanka S.A.	1,075	35,742

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Lukoil OAO*	17,889	$882,395
Lukoil OAO (ADR)	5,205	255,566
Medco Energi Internasional Tbk PT	117,500	37,433
MIE Holdings Corp.	184,000	25,387
MOL Hungarian Oil & Gas PLC	1,978	94,040
NOVATEK OAO*	30,136	309,955
Oil & Natural Gas Corp. Ltd.	39,943	263,565
Oil India Ltd.	3,776	39,098
PetroChina Co. Ltd., Class H	960,000	1,201,981
Petroleo Brasileiro S.A.	135,700	810,290
Petroleo Brasileiro S.A. (Preference)	192,500	1,198,883
Petron Corp.	52,500	13,828
Petronas Dagangan Bhd	10,000	62,020
Petronet LNG Ltd.	11,664	37,889
Polski Koncern Naftowy Orlen S.A.	22,641	282,322
Polskie Gornictwo Naftowe i Gazownictwo S.A.	86,807	129,852
PTT Exploration & Production PCL	469	2,110
PTT Exploration & Production PCL (NVDR)	59,921	269,525
PTT PCL (NVDR)	38,300	432,742
QGEP Participacoes S.A.	8,800	32,317
Reliance Industries Ltd.	36,653	597,283
Reliance Industries Ltd. (GDR)(a) (l)	11,217	363,431
Rosneft OAO*	32,472	181,251
Rosneft OAO (GDR)	8,454	47,089
Sasol Ltd.	24,315	1,208,795
Semirara Mining and Power Corp.	12,450	33,570
Shell Refining Co. Federation of Malaya Bhd*	20,700	36,060
Siamgas & Petrochemicals PCL (NVDR)	62,000	23,985
Sinopec Kantons Holdings Ltd.	36,000	29,895
SK Gas Ltd.	1,236	161,334

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
SK Innovation Co. Ltd.	3,540	$289,830
S-Oil Corp.	2,159	82,119
Sugih Energy Tbk PT*	1,923,100	67,153
Surgutneftegas OAO*	212,492	142,364
Surgutneftegas OAO (ADR)	3,307	21,760
Surgutneftegas OAO (Preference)*	249,567	171,268
Surgutneftegas OAO (Preference) (ADR)*	12,172	82,526
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	29,468
Tatneft OAO*	45,835	277,062
Tatneft OAO (ADR)	6,646	236,797
Tatneft OAO (Preference)*	3,554	11,932
Thai Oil PCL (NVDR)	11,200	15,388
Tupras Turkiye Petrol Rafinerileri A/S	5,632	122,396
Ultrapar Participacoes S.A.	14,700	323,844
Yanchang Petroleum International Ltd.*	1,630,000	83,022
Yanzhou Coal Mining Co. Ltd., Class H	56,000	47,081
		19,749,413
Paper & Forest Products – 0.5%
Chung Hwa Pulp Corp.*	90,000	25,713
Duratex S.A.	6,185	22,436
Empresas CMPC S.A.	55,657	136,413
Fibria Celulose S.A.*	11,000	134,549
Hansol Paper Co.	13,730	127,443
Indah Kiat Pulp & Paper Corp. Tbk PT	1,010,300	96,140
Jaya Tiasa Holdings Bhd	35,400	22,816
Lee & Man Paper Manufacturing Ltd.	59,000	32,409
Long Chen Paper Co. Ltd.	145,038	72,480
Mondi Ltd.	4,920	82,135
Nine Dragons Paper Holdings Ltd.	56,000	43,398
Pfleiderer Grajewo S.A.*	2,557	23,725
Sappi Ltd.*	30,971	122,152
Shihlin Paper Corp.*	8,000	10,310
Superb Summit International Group Ltd.*	395,000	85,059

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
Suzano Papel e Celulose S.A. (Preference), Class A	38,200	$162,861
Ta Ann Holdings Bhd	11,100	12,992
YFY, Inc.	31,000	12,842
		1,225,873
Personal Products – 0.5%
Able C&C Co. Ltd.	1,053	22,563
Amorepacific Corp.	147	316,357
Amorepacific Corp. (Preference)	24	25,017
AMOREPACIFIC Group	114	126,189
Colgate-Palmolive India Ltd.	786	21,639
Dabur India Ltd.	10,097	37,247
Emami Ltd.	1,351	17,821
Godrej Consumer Products Ltd.	5,542	87,539
Grape King Bio Ltd.	8,000	33,403
Hengan International Group Co. Ltd.	34,500	363,675
Hypermarcas S.A.*	15,100	106,536
Korea Kolmar Co. Ltd.*	2,030	98,772
Marico Ltd.	4,975	25,219
Microbio Co. Ltd.*	35,365	30,811
Natura Cosmeticos S.A.	6,900	101,245
		1,414,033
Pharmaceuticals – 1.7%
Adcock Ingram Holdings Ltd.*	5,712	25,595
Alembic Pharmaceuticals Ltd.	5,526	36,846
Aspen Pharmacare Holdings Ltd.*	15,066	536,577
Aurobindo Pharma Ltd.	4,407	69,511
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	47,700
Bukwang Pharmaceutical Co. Ltd.	1,125	21,000
Cadila Healthcare Ltd.	1,230	28,133
Celltrion, Inc.*	2,958	116,108
Center Laboratories, Inc.*	11,500	34,784

	Shares	Value
Pharmaceuticals – (continued)
China Medical System Holdings Ltd.	39,000	$71,913
China Shineway Pharmaceutical Group Ltd.	31,000	55,882
China Traditional Chinese Medicine Co. Ltd.*	68,000	38,318
Cipla Ltd.	15,444	167,658
Consun Pharmaceutical Group Ltd.	39,000	33,794
CSPC Pharmaceutical Group Ltd.	128,000	117,846
CTC BIO, Inc.*	1,617	21,107
Daewoong Pharmaceutical Co. Ltd.	452	29,478
Dawnrays Pharmaceutical Holdings Ltd.	36,000	35,744
Dong-A Socio Holdings Co. Ltd.	267	36,725
Dong-A ST Co. Ltd.	569	49,088
Dr Reddy’s Laboratories Ltd.	2,346	121,056
Dr. Reddy’s Laboratories Ltd. (ADR)	2,656	138,882
EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret A/S	24,251	25,669
Genomma Lab Internacional SAB de CV, Class B*	95,100	239,744
GlaxoSmithKline Pharmaceuticals Ltd.	690	30,567
Glenmark Pharmaceuticals Ltd.	4,184	48,930
Green Cross Holdings Corp.	2,280	47,894
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	75,175
Hanmi Pharm Co. Ltd.*	584	46,448
Hanmi Science Co. Ltd.*	1,660	22,677
Hua Han Bio- Pharmaceutical Holdings Ltd., Class H	180,800	64,578
Huons Co. Ltd.	664	40,074
Ilyang Pharmaceutical Co. Ltd.	1,310	33,095
Kalbe Farma Tbk PT	986,800	139,222

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Komipharm International Co. Ltd.*	3,041	$28,227
Kwang Dong Pharmaceutical Co. Ltd.	3,838	37,169
LG Life Sciences Ltd.*	812	28,568
Lijun International Pharmaceutical Holding Ltd.	142,000	69,030
Livzon Pharmaceutical Group, Inc., Class H	8,400	62,822
Lotus Pharmaceutical Co. Ltd.*	8,000	23,172
Lupin Ltd.	3,852	85,889
OTCPharm* ^	996	—
Piramal Enterprises Ltd.	9,018	118,446
Ranbaxy Laboratories Ltd.*	5,313	54,804
Ranbaxy Laboratories Ltd. (GDR)*	211	2,129
Richter Gedeon Nyrt	17,321	264,151
ScinoPharm Taiwan Ltd.	9,568	19,346
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	12,500	44,970
Sihuan Pharmaceutical Holdings Group Ltd.	156,000	124,515
Sino Biopharmaceutical Ltd.	112,000	112,791
Standard Chemical & Pharmaceutical Co. Ltd.	14,000	17,306
Sun Pharmaceutical Industries Ltd.	28,912	398,082
Tempo Scan Pacific Tbk PT	21,000	4,952
Tong Ren Tang Technologies Co. Ltd., Class H	60,000	80,617
Torrent Pharmaceuticals Ltd.	3,906	56,103
TTY Biopharm Co. Ltd.	6,686	12,485
TWi Pharmaceuticals, Inc.*	3,000	23,523
Wockhardt Ltd.	3,395	41,901
Yuhan Corp.	282	46,572
YungShin Global Holding Corp.	13,000	23,635
		4,429,023

	Shares	Value
Professional Services – 0.0%†
Sporton International, Inc.	6,120	$29,678
Real Estate Investment Trusts (REITs) – 0.7%
Acucap Properties Ltd.	31,980	144,745
Capital Property Fund	61,124	70,713
CapitaMalls Malaysia Trust	116,900	51,178
Emira Property Fund	52,143	75,522
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	89,644	100,941
Fibra Uno Administracion S.A. de CV	88,200	306,148
Fortress Income Fund Ltd.	39,300	61,367
Fountainhead Property Trust	12,733	9,336
Growthpoint Properties Ltd.	90,017	217,973
Hyprop Investments Ltd.	7,010	61,102
IGB Real Estate Investment Trust	33,800	13,564
KLCCP Stapled Group	9,500	19,871
Mexico Real Estate Management S.A. de CV	72,500	131,526
Pavilion Real Estate Investment Trust	22,500	10,261
Redefine Properties Ltd.	137,718	124,541
Resilient Property Income Fund Ltd.	12,749	94,033
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	171,858	72,029
Sunway Real Estate Investment Trust	39,400	18,327
Torunlar Gayrimenkul Yatirim Ortakligi A/S	53,557	75,504
Vukile Property Fund Ltd.	60,320	99,923
		1,758,604
Real Estate Management & Development – 3.2%
Agile Property Holdings Ltd.	30,000	16,905
Agung Podomoro Land Tbk PT	2,233,400	65,237
Alam Sutera Realty Tbk PT	3,768,400	144,687
Aliansce Shopping Centers S.A.	8,900	66,021
Attacq Ltd.*	22,378	43,532
Ayala Land, Inc.	240,200	179,314
Bangkokland PCL (NVDR)	71,000	4,360

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Beijing Properties Holdings Ltd.*	696,000	$62,822
Belle Corp.	581,100	67,854
BR Malls Participacoes S.A.	19,800	160,598
BR Properties S.A.	22,100	112,777
Bumi Serpong Damai Tbk PT	242,500	32,206
C C Land Holdings Ltd.	308,000	54,807
Carnival Group International Holdings Ltd.*	920,000	149,474
Cathay Real Estate Development Co. Ltd.	23,000	11,985
Central China Real Estate Ltd.	244,000	56,004
Central Pattana PCL (NVDR)	105,100	155,698
China Merchants Property Development Co. Ltd., Class B	80,300	135,021
China New Town Development Co. Ltd.*	467,000	23,613
China Overseas Grand Oceans Group Ltd.	14,000	7,383
China Overseas Land & Investment Ltd.	186,000	539,638
China Resources Land Ltd.	90,000	213,998
China SCE Property Holdings Ltd.*	410,800	81,045
China South City Holdings Ltd.	78,000	35,303
Chong Hong Construction Co. Ltd.	6,300	12,945
Cie Generale Immobiliere^	297	24,441
CIFI Holdings Group Co. Ltd.	126,000	23,396
Ciputra Development Tbk PT	501,500	47,515
COFCO Land Holdings Ltd.*	124,000	26,063
Country Garden Holdings Co. Ltd.	203,470	80,022
DLF Ltd.	20,038	40,712
Douja Promotion Groupe Addoha S.A.	4,779	26,581
Eastern & Oriental Bhd	82,000	69,803
Echo Investment S.A.*	42,486	81,748
Evergrande Real Estate Group Ltd.	296,000	113,740

	Shares	Value
Real Estate Management & Development – (continued)
Fantasia Holdings Group Co. Ltd.	418,500	$44,250
Farglory Land Development Co. Ltd.	20,261	20,050
Filinvest Land, Inc.	3,056,000	104,874
Franshion Properties China Ltd.	130,000	30,676
Future Land Development Holdings Ltd.	336,000	29,028
Gemdale Properties & Investment Corp. Ltd.	964,000	54,072
Globe Trade Centre S.A.*	19,035	34,418
Glorious Property Holdings Ltd.*	827,000	119,435
Goldin Properties Holdings Ltd.*	44,000	26,666
Grand Canal Land PCL (NVDR)	30,800	3,329
Greenland Hong Kong Holdings Ltd.	21,000	8,421
Greentown China Holdings Ltd.	18,000	18,731
Guangzhou R&F Properties Co. Ltd., Class H	47,200	51,429
Haesung Industrial Co. Ltd.	418	9,191
Heliopolis Co. for Housing and Construction SAE	2,221	17,162
Hemaraj Land and Development PCL (NVDR)	249,700	36,646
Highwealth Construction Corp.	10,500	18,158
Hongkong Land Holdings Ltd.	51,000	355,470
Hopson Development Holdings Ltd.*	16,000	14,215
Huaku Development Co. Ltd.	10,000	16,422
Huang Hsiang Construction Corp.	4,000	5,181
Hung Poo Real Estate Development Corp.	96,000	72,277
Hung Sheng Construction Co. Ltd.*	171,000	104,849
Hutchison Harbour Ring Ltd.	126,000	11,535
Hydoo International Holding Ltd.	14,000	2,852

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
IGB Corp. Bhd	2,700	$2,364
Iguatemi Empresa de Shopping Centers S.A.	5,900	60,360
IJM Land Bhd	21,600	22,590
IOI Properties Group Bhd	85,800	71,734
Jiangsu Future Land Co. Ltd., Class B^	162,800	82,540
Jingrui Holdings Ltd.	156,000	70,606
Kaisa Group Holdings Ltd.	66,000	24,510
KEE TAI Properties Co. Ltd.	122,000	69,992
Kindom Construction Corp.	50,000	43,069
King’s Town Construction Co. Ltd.*	94,000	82,360
Korea Real Estate Investment & Trust Co. Ltd.	26,789	80,463
KrisAssets Holdings Bhd* ^	17,100	—
Kuoyang Construction Co. Ltd.	130,000	55,562
KWG Property Holding Ltd.	46,418	32,201
Land & Houses PCL (NVDR)	78,900	24,709
Lippo Karawaci Tbk PT	781,500	69,194
Longfor Properties Co. Ltd.	52,000	60,280
LPN Development PCL (NVDR)	46,700	35,703
Mah Sing Group Bhd	69,299	50,143
MBK PCL (NVDR)	236,000	116,660
Medinet Nasr Housing*	8,448	48,171
Megaworld Corp.	413,000	45,649
Mingfa Group International Co. Ltd.*	36,000	10,027
MNC Land Tbk PT*	276,937	29,332
Multiplan Empreendimentos Imobiliarios S.A.	2,600	54,311
New World China Land Ltd.	110,000	66,807
Pakuwon Jati Tbk PT	730,000	27,182
Palm Hills Developments SAE*	33,158	18,735
Parque Arauco S.A.	55,328	112,272
Poly Property Group Co. Ltd.	51,000	19,729
Powerlong Real Estate Holdings Ltd.*	114,000	15,876

	Shares	Value
Real Estate Management & Development – (continued)
Prince Housing & Development Corp.	40,197	$15,066
Pruksa Real Estate PCL (NVDR)	8,300	8,537
Quality Houses PCL (NVDR)	1,127,400	148,843
Radium Life Tech Co. Ltd.	13,633	7,821
Redco Properties Group Ltd.(a) (l)	56,000	26,284
Renhe Commercial Holdings Co. Ltd.*	544,000	21,745
Road King Infrastructure Ltd.	107,000	92,717
Robinsons Land Corp.	31,900	17,452
Ruentex Development Co. Ltd.	23,820	35,476
Sansiri PCL (NVDR)	1,797,200	113,670
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	14,975
Selangor Properties Bhd	10,100	17,994
Sentul City Tbk PT*	1,038,000	7,644
Shanghai Industrial Urban Development Group Ltd.*	134,000	24,709
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	70,600	118,608
Shenzhen Investment Ltd.	96,266	27,805
Shimao Property Holdings Ltd.	58,000	124,747
Shining Building Business Co. Ltd.*	38,610	23,293
Shui On Land Ltd.	122,666	27,997
Sino-Ocean Land Holdings Ltd.	150,267	85,837
Sinyi Realty, Inc.	9,223	10,962
SM Prime Holdings, Inc.	241,600	94,110
Sobha Developers Ltd.	2,976	20,919
Soho China Ltd.	122,500	89,878
SP Setia Bhd Group	14,872	14,875
Summarecon Agung Tbk PT	313,000	32,634
Sunac China Holdings Ltd.	65,000	56,240
Sunty Development Co. Ltd.*	75,728	47,304
Sunway Bhd	42,533	44,612
Supalai PCL (NVDR)	8,600	6,799
Talaat Moustafa Group	43,834	64,432

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Tian An China Investment Co. Ltd.	122,000	$81,803
Ticon Industrial Connection PCL (NVDR)	165,480	94,502
Times Property Holdings Ltd.	169,000	67,555
Tropicana Corp. Bhd	105,100	41,858
UEM Sunrise Bhd	46,300	26,463
Unitech Ltd.*	166,584	55,618
UOA Development Bhd	173,700	111,954
Vista Land & Lifescapes, Inc.	1,118,500	153,287
Wanda Hotel Development Co. Ltd.*	28,000	5,957
WHA Corp. PCL (NVDR)	28,900	34,605
Wuzhou International Holdings Ltd.	450,000	110,249
YeaShin International Development Co. Ltd.	51,700	29,235
Yuexiu Property Co. Ltd.	324,520	59,839
Yungshin Construction & Development Co. Ltd.	7,000	14,430
Yuzhou Properties Co. Ltd.	357,200	82,907
Zall Development Group Ltd.	59,000	21,530
Zhong An Real Estate Ltd.	297,000	34,084
Zhuguang Holdings Group Co. Ltd.*	44,000	9,702
		8,159,279
Road & Rail – 0.2%
ALL – America Latina Logistica S.A.	21,000	58,118
BTS Group Holdings PCL (NVDR)	443,800	140,348
CJ Korea Express Co. Ltd.*	357	64,470
Cosan Logistica S.A.*	4,900	8,288
Evergreen International Storage & Transport Corp.	41,000	23,994
Guangshen Railway Co. Ltd., Class H	182,000	78,149
JSL S.A.	6,400	35,450
Localiza Rent a Car S.A.	5,820	84,734
		493,551

	Shares	Value
Semiconductors & Semiconductor Equipment – 4.1%
A-DATA Technology Co. Ltd.	18,131	$32,606
Advanced Semiconductor Engineering, Inc.	269,000	321,475
ALI Corp.	42,000	34,659
Ardentec Corp.	160,468	126,089
Chipbond Technology Corp.	23,000	42,345
ChipMOS Technologies, Inc.	27,000	33,732
Duksan Hi-Metal Co. Ltd.*	1,383	13,911
Elan Microelectronics Corp.	11,000	17,395
Elite Advanced Laser Corp.	8,000	25,065
Elite Semiconductor Memory Technology, Inc.	22,000	33,344
eMemory Technology, Inc.	3,000	32,351
Eo Technics Co. Ltd.	703	72,620
Epistar Corp.	33,000	59,563
E-Ton Solar Tech Co. Ltd.*	38,000	19,302
Eugene Technology Co. Ltd.	1,620	26,148
Everlight Electronics Co. Ltd.	10,000	18,937
Faraday Technology Corp.	34,000	36,105
FocalTech Corp. Ltd.	12,000	68,252
Formosa Epitaxy, Inc.*	34,000	17,382
GCL-Poly Energy Holdings Ltd.*	458,000	154,730
GemVax & Kael Co. Ltd.*	3,106	54,638
Gigasolar Materials Corp.	1,380	23,366
Gintech Energy Corp.*	32,000	24,934
Global Mixed Mode Technology, Inc.	5,000	13,397
Global Unichip Corp.	7,000	21,104
Greatek Electronics, Inc.	13,000	16,241
Green Energy Technology, Inc.*	15,000	9,740
Hanergy Thin Film Power Group Ltd.*	556,000	126,898
Hermes Microvision, Inc.	2,000	94,028
Holtek Semiconductor, Inc.	19,000	32,170
Iljin Display Co. Ltd.	786	5,259
Inotera Memories, Inc.*	117,000	179,828
King Yuan Electronics Co. Ltd.	40,000	31,562
Kinsus Interconnect Technology Corp.	10,000	37,480
Landing International Development Ltd.*	325,000	17,392

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
LEENO Industrial, Inc.	1,098	$43,715
Lextar Electronics Corp.	55,000	45,748
Lite-On Semiconductor Corp.	21,724	14,284
Lumens Co. Ltd.*	4,254	21,773
Macronix International*	181,000	40,643
MediaTek, Inc.	63,000	896,849
Montage Technology Group Ltd.*	2,700	59,670
Motech Industries, Inc.	12,000	14,834
Neo Solar Power Corp.	23,914	22,643
Novatek Microelectronics Corp.	22,000	113,557
On-Bright Electronics, Inc.	3,000	15,633
OptoTech Corp.	36,000	14,676
Parade Technologies Ltd.	2,400	22,725
Phison Electronics Corp.	4,000	26,959
Pixart Imaging, Inc.	12,000	26,630
Powertech Technology, Inc.*	24,000	40,241
Radiant Opto- Electronics Corp.	22,330	77,819
Realtek Semiconductor Corp.	17,070	56,402
Richtek Technology Corp.	5,000	24,082
Semiconductor Manufacturing International Corp.*	1,000,000	103,157
Seoul Semiconductor Co. Ltd.	1,489	25,566
Shunfeng Photovoltaic International Ltd.*	34,000	28,366
Sigurd Microelectronics Corp.	124,000	118,225
Siliconware Precision Industries Co.	153,000	215,794
Sino-American Silicon Products, Inc.*	17,000	26,269
SK Hynix, Inc.*	23,718	1,053,043
Sonix Technology Co. Ltd.	17,000	23,921
Taiwan Semiconductor Manufacturing Co. Ltd.	1,109,000	4,758,092
Taiwan Surface Mounting Technology Co. Ltd.	77,920	109,003
TOPCO Scientific Co. Ltd.	46,920	84,688
Transcend Information, Inc.	3,000	10,110

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
United Microelectronics Corp.*	549,000	$241,862
Unity Opto Technology Co. Ltd.*	25,000	21,986
Vanguard International Semiconductor Corp.	30,000	45,025
Via Technologies, Inc.*	25,000	14,836
Visual Photonics Epitaxy Co. Ltd.	38,000	33,857
Win Semiconductors Corp.	22,000	19,818
Winbond Electronics Corp.*	156,000	49,903
Wonik IPS Co. Ltd.*	4,502	56,868
		10,493,320
Software – 0.5%
Actoz Soft Co. Ltd.*	355	10,463
Asseco Poland S.A.	2,197	32,668
Boyaa Interactive International Ltd.	26,000	24,340
Brogent Technologies, Inc.*	2,000	24,427
CD Projekt S.A.*	7,867	39,071
Com2uSCorp*	822	149,213
Cyberlink Corp.	7,240	20,923
Forgame Holdings Ltd.*	14,800	27,710
Gamevil, Inc.*	544	68,717
Golfzon Co. Ltd.	1,238	31,045
Hancom, Inc.	2,016	43,575
Kingdee International Software Group Co. Ltd.*	206,000	67,470
Kingsoft Corp. Ltd.	23,000	54,273
Linx S.A.	2,700	56,653
NCSoft Corp.	545	74,963
Neowiz Games Corp.*	1,456	31,334
NetDragon Websoft, Inc.	18,000	30,684
NHN Entertainment Corp.*	512	39,763
Oracle Financial Services Software Ltd.	654	36,035
Soft-World International Corp.	11,000	29,040
Totvs S.A.	15,800	232,610
Vakrangee Ltd.	20,282	42,083
WeMade Entertainment Co. Ltd.*	828	28,782

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
X-Legend Entertainment Co. Ltd.	5,000	$24,986
XPEC Entertainment, Inc.	5,992	30,732
		1,251,560
Specialty Retail – 0.7%
Ace Hardware Indonesia Tbk PT	662,500	44,404
Baoxin Auto Group Ltd.	15,000	11,450
Belle International Holdings Ltd.	201,000	255,812
BerMaz Motor Sdn Bhd*	39,200	41,831
China Harmony Auto Holding Ltd.	123,500	69,910
China Yongda Automobiles Services Holdings Ltd.	16,500	14,446
China ZhengTong Auto Services Holdings Ltd.	32,500	18,397
Cia Hering	21,800	222,136
The Foschini Group Ltd.	6,256	70,585
GOME Electrical Appliances Holding Ltd.	463,447	72,907
Grupo Elektra SAB de CV	480	17,795
Hengdeli Holdings Ltd.	666,800	107,476
Home Product Center PCL (NVDR)	98,498	28,125
Hotai Motor Co. Ltd.	11,000	160,932
Indomobil Sukses Internasional Tbk PT	24,500	7,805
JD Group Ltd.*	16,959	37,827
Kolao Holdings	1,207	18,522
LOTTE Himart Co. Ltd.	231	14,287
Mr. Price Group Ltd.	10,540	217,679
National Petroleum Co. Ltd.	27,000	30,847
Senao International Co. Ltd.	1,000	1,825
Seobu T&D*	498	9,949
Shinsegae International Co. Ltd.	150	17,544
Siam Global House PCL (NVDR)	35,933	14,342
Super Group Ltd.*	45,683	130,552
Truworths International Ltd.	19,756	135,021

	Shares	Value
Specialty Retail – (continued)
Tsann Kuen Enterprise Co. Ltd.	40,000	$42,082
Via Varejo S.A.*	5,000	48,585
Zhongsheng Group Holdings Ltd.	17,500	17,985
		1,881,058
Technology Hardware, Storage & Peripherals – 3.9%
Acer, Inc.*	103,000	70,605
Adlink Technology, Inc.	7,490	18,986
Advantech Co. Ltd.	14,292	99,144
ASROCK, Inc.	4,000	10,823
Asustek Computer, Inc.	31,000	315,947
Aten International Co. Ltd.	7,000	17,099
Casetek Holdings Ltd.	4,000	24,592
Catcher Technology Co. Ltd.	30,000	252,495
Chicony Electronics Co. Ltd.	28,230	81,024
Clevo Co.	18,322	32,408
CMC Magnetics Corp.*	985,000	145,079
Compal Electronics, Inc.	199,000	146,879
Coolpad Group Ltd.	940,000	201,207
Elitegroup Computer Systems Co. Ltd.	14,530	12,229
Ennoconn Corp.	4,000	24,723
Foxconn Technology Co. Ltd.	34,335	91,435
Getac Technology Corp.	98,000	49,296
Gigabyte Technology Co. Ltd.	18,000	20,653
Gigastorage Corp.*	31,000	27,212
HTC Corp.*	17,000	75,173
IEI Integration Corp.	20,034	31,714
Inventec Corp.	106,000	73,532
KONA I Co. Ltd.	974	39,690
Lenovo Group Ltd.	266,000	391,701
Lite-On Technology Corp.	101,730	142,478
Micro-Star International Co. Ltd.	23,000	28,092
Pegatron Corp.	82,000	148,814
Primax Electronics Ltd.	9,000	10,948
Qisda Corp.*	157,000	70,199
Quanta Computer, Inc.	113,000	283,833
Quanta Storage, Inc.	67,000	73,792
Ritek Corp.*	205,000	23,320

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Samsung Electronics Co. Ltd.	5,098	$5,934,064
Samsung Electronics Co. Ltd. (Preference)	948	873,729
Sindoh Co. Ltd.	1,195	79,053
TCL Communication Technology Holdings Ltd.	55,000	54,041
TSC Auto ID Technology Co. Ltd.	3,000	22,389
Wistron Corp.	105,645	110,798
		10,109,196
Textiles, Apparel & Luxury Goods – 1.1%
361 Degrees International Ltd.	300,000	85,878
Aksa Akrilik Kimya Sanayii A/S	36,771	121,068
Alpargatas S.A. (Preference)	19,284	68,303
ANTA Sports Products Ltd.	32,000	62,719
Arezzo Industria e Comercio S.A.	4,600	53,810
Arvind Ltd.	15,931	77,385
Bata India Ltd.	1,012	20,983
Billion Industrial Holdings Ltd.	148,000	66,794
Bosideng International Holdings Ltd.	78,000	11,566
Boyner Perakende Ve Tekstil Yatirimlari A/S*	415	9,150
CCC S.A.	506	19,442
China Dongxiang Group Co. Ltd.	237,000	43,395
China Lilang Ltd.	199,000	142,414
Citychamp Watch & Jewellery Group Ltd.	248,000	33,577
Daphne International Holdings Ltd.	322,000	161,930
Eclat Textile Co. Ltd.	8,382	79,641
Feng TAY Enterprise Co. Ltd.	17,305	44,661
Fila Korea Ltd.	1,141	119,040
Formosa Taffeta Co. Ltd.	23,000	23,214
Grendene S.A.	27,800	198,179
Guararapes Confeccoes S.A.	200	7,581
Handsome Co. Ltd.	910	27,332

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Hansae Co. Ltd.	1,390	$47,602
Huvis Corp.	5,452	62,747
Lealea Enterprise Co. Ltd.*	3,150	891
LF Corp.	5,952	187,405
Li Ning Co. Ltd.*	110,000	58,296
Li Peng Enterprise Co. Ltd.*	94,083	32,324
LPP S.A.	35	104,596
Makalot Industrial Co. Ltd.	14,143	73,932
Nan Liu Enterprise Co. Ltd.	6,000	26,039
Nien Hsing Textile Co. Ltd.	17,546	14,508
Page Industries Ltd.	670	97,213
Peak Sport Products Co. Ltd.	93,000	27,462
Pou Chen Corp.	103,000	113,272
Ruentex Industries Ltd.	17,140	36,572
Shenzhou International Group Holdings Ltd.	26,000	89,682
Shinkong Textile Co. Ltd.	15,000	19,726
Tainan Spinning Co. Ltd.	48,075	26,632
Taiwan Paiho Ltd.	24,000	33,377
Texhong Textile Group Ltd.	93,500	63,779
Titan Co. Ltd.	5,577	35,742
Toray Chemical Korea, Inc.*	2,632	31,646
Toung Loong Textile Manufacturing	7,000	19,562
XTEP International Holdings Ltd.	322,500	143,884
Youngone Corp.	640	38,266
Youngone Holdings Co. Ltd.	315	31,095
		2,894,312
Thrifts & Mortgage Finance – 0.5%
Housing Development Finance Corp.	67,515	1,216,040
Indiabulls Housing Finance Ltd.	6,896	46,980
LIC Housing Finance Ltd.	8,105	47,792
Malaysia Building Society Bhd	47,030	37,032
		1,347,844
Tobacco – 0.6%
British American Tobacco Malaysia Bhd	4,900	103,534
Eastern Tobacco	425	10,402

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – (continued)
Gudang Garam Tbk PT	24,500	$117,077
ITC Ltd.	104,523	604,667
KT&G Corp.	5,165	459,120
Souza Cruz S.A.	16,800	137,087
		1,431,887
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	6,485	51,146
AKR Corporindo Tbk PT	54,500	22,210
Barloworld Ltd.	8,925	77,374
CITIC Resources Holdings Ltd.*	286,000	39,829
Daewoo International Corp.	1,960	62,079
Hyundai Corp.	760	26,027
iMarketKorea, Inc.	1,530	37,723
Invicta Holdings Ltd.	7,744	70,970
LG International Corp.	1,502	30,427
Mills Estruturas e Servicos de Engenharia S.A.	9,800	64,509
Samsung C&T Corp.	5,842	395,213
SK Networks Co. Ltd.*	5,207	53,350
Yinson Holdings Bhd	53,400	47,243
		978,100
Transportation Infrastructure – 0.9%
Adani Ports & Special Economic Zone Ltd.	15,420	71,738
Airports of Thailand PCL (NVDR)	17,600	130,771
Arteris S.A.	2,800	17,518
Bangkok Expressway PCL (NVDR)	117,200	136,739
Beijing Capital International Airport Co. Ltd., Class H	54,000	39,620
CCR S.A.	40,100	301,553
China Merchants Holdings International Co. Ltd.	43,554	137,594
China Resources and Transportation Group Ltd.*	400,000	10,728
Citra Marga Nusaphala Persada Tbk PT	201,300	52,553

	Shares	Value
Transportation Infrastructure – (continued)
COSCO International Holdings Ltd.	96,000	$42,088
COSCO Pacific Ltd.	84,553	111,208
EcoRodovias Infraestrutura e Logistica S.A.	5,700	25,742
Grupo Aeroportuario del Centro Norte Sab de CV*	25,100	124,896
Grupo Aeroportuario del Pacifico SAB de CV, Class B	35,400	240,553
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,600	114,825
Hopewell Highway Infrastructure Ltd.	23,500	11,333
International Container Terminal Services, Inc.	32,570	84,192
Jasa Marga Persero Tbk PT	69,500	36,518
Jiangsu Expressway Co. Ltd., Class H	40,000	44,667
Lingkaran Trans Kota Holdings Bhd	21,100	25,018
Malaysia Airports Holdings Bhd	34,914	76,637
OHL Mexico SAB de CV*	27,500	77,302
Prumo Logistica S.A.*	58,760	13,412
Shenzhen International Holdings Ltd.	27,662	43,944
TAV Havalimanlari Holding A/S	5,572	46,806
Tianjin Port Development Holdings Ltd.	694,000	156,605
Westports Holdings Bhd	27,200	24,808
Yuexiu Transport Infrastructure Ltd.	228,000	138,178
Zhejiang Expressway Co. Ltd., Class H	68,000	68,568
		2,406,114
Water Utilities – 0.3%
Aguas Andinas S.A., Class A	105,007	63,032
Beijing Enterprises Water Group Ltd.	128,000	91,603

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	15,700	$124,079
Cia de Saneamento de Minas Gerais-COPASA	21,000	241,546
CT Environmental Group Ltd.	62,000	66,116
Eastern Water Resources Development and Management PCL (NVDR)	49,700	16,633
Guangdong Investment Ltd.	98,000	128,894
Inversiones Aguas Metropolitanas S.A.	57,400	86,520
Manila Water Co., Inc.	73,600	47,399
TTW PCL (NVDR)	42,200	15,678
		881,500
Wireless Telecommunication Services – 4.2%
Advanced Info Service PCL (NVDR)	38,100	279,579
Almendral S.A.	3,605,020	296,229
America Movil SAB de CV	1,597,700	1,946,926
Axiata Group Bhd	122,600	262,774
Bharti Airtel Ltd.	29,555	192,011
Bharti Infratel Ltd.	6,022	28,879
China Mobile Ltd.	270,500	3,365,903
DiGi.Com Bhd	167,300	314,840
ENTEL Chile S.A.	2,178	23,440
Far EasTone Telecommunications Co. Ltd.	70,000	154,883
Global Telecom Holding SAE*	117,166	71,282
Globe Telecom, Inc.	1,060	39,802
Idea Cellular Ltd.	31,119	82,486
Indosat Tbk PT*	17,000	5,156
Intouch Holdings PCL (NVDR)	62,000	140,866
Maxis Bhd	103,200	211,467
MegaFon OAO*	3,520	81,327
Mobile Telesystems OJSC*	38,004	225,481
MTN Group Ltd.	76,269	1,684,587
Orascom Telecom Media And Technology Holding SAE*	65,405	10,703

	Shares	Value
Wireless Telecommunication Services – (continued)
Philippine Long Distance Telephone Co.	1,755	$122,175
Reliance Communications Ltd.*	27,150	46,938
Sistema JSFC*	75,780	28,123
Sistema JSFC (GDR)	2,108	17,022
Taiwan Mobile Co. Ltd.	137,000	444,558
Tim Participacoes S.A.	40,000	219,609
Tower Bersama Infrastructure Tbk PT	55,500	40,873
Turkcell Iletisim Hizmetleri A/S*	35,625	206,991
Vodacom Group Ltd.	16,325	197,771
		10,742,681
Total Common Stocks (Cost $253,042,221)		256,971,981
	No. of Rights
RIGHTS – 0.0%†
Agile Property Holdings Ltd., expiring 11/11/14 at 3.80 HKD*	3,750	247
China Taiping Insurance Holdings Co. Ltd., expiring 11/18/14 at 11.89 HKD* ^	6,090	3,730
Neo Solar Power Corp., expiring 11/24/14 at 29.00 TWD* ^	1,571	—
Prumo Logistica S.A., expiring 11/28/14 at 0.65 BRL* ^	33,058	—
Total Rights (Cost $–)		3,977
	No. of Warrants
WARRANTS – 0.0%†
Minor International PCL, expiring 12/31/99 at 40.00 THB* ^	3,025	—

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	No. of Warrants	Value
WARRANTS – (continued)
Sansiri PCL, expiring 12/31/99 at 2.50 THB* ^	449,300	$—
Total Warrants (Cost $–)		—
Total Investment Securities (Cost $253,042,221) – 99.4%		256,975,958
Other assets less liabilities – 0.6%		1,504,668
Net Assets – 100.0%		$258,480,626
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $957,027 or 0.37% of net assets.

*	Non-income producing security.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(l)	Illiquid security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,478,842
Aggregate gross unrealized depreciation	(23,654,673)
Net unrealized appreciation	$2,824,169
Federal income tax cost of investments	$254,151,789

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	10	12/18/14	$404,490	$(8,382)
Hang Seng Index Futures Contracts	3	11/27/14	463,102	16,436
MSCI Taiwan Index Futures Contracts	12	11/27/14	400,680	11,976
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	12/18/14	300,785	(9,426)
SGX S&P CNX Nifty Index Futures Contracts	14	11/27/14	234,094	7,350
SPI 200® Index Futures Contract	1	12/18/14	121,258	6,156
				$24,110

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive		Counterparty	In Exchange For	Receipt Date	Unrealized Appreciation (Depreciation)
BRL	287,640	UBS AG	USD 120,000	12/17/14	$(4,265)
HKD	1,165,116	Citibank N.A.	USD 150,000	12/17/14	244
HKD	4,651,000	Citibank N.A.	USD 600,176	12/17/14	(422)
INR	11,127,600	UBS AG	USD 180,000	12/17/14	(425)
KRW	312,375,000	UBS AG	USD 300,000	12/17/14	(8,216)
RUB	4,641,000	UBS AG	USD 120,000	12/17/14	(13,468)
TRY	391,446	Goldman Sachs	USD 170,000	12/17/14	4,564
USD	375,000	Morgan Stanley	HKD 2,906,768	12/17/14	167
USD	370,000	UBS AG	TWD 11,097,780	12/17/14	4,965
					$(16,856)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Brazil	9.7%
Chile	1.5
China	20.8
Colombia	1.0
Czech Republic	0.2
Egypt	0.4
Hungary	0.2
India	8.2
Indonesia	2.7
Malaysia	3.9
Mexico	4.7
Morocco	0.1
Peru	0.3
Philippines	1.4
Poland	1.6
Russia	4.6
South Africa	7.6
South Korea	14.1
Taiwan	12.1
Thailand	2.7
Turkey	1.6
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.2%
Beverages – 0.0%†
Tibet 5100 Water Resources Holdings Ltd.	4,227,000	$1,487,996
Chemicals – 21.0%
Agrium, Inc.	454,046	44,407,870
CF Industries Holdings, Inc.	175,033	45,508,580
Incitec Pivot Ltd.	6,238,381	15,957,092
Israel Chemicals Ltd.	1,427,992	9,612,824
K+S AG (Registered)	502,570	14,019,601
Monsanto Co.	1,306,682	150,320,697
The Mosaic Co.	1,426,259	63,197,536
Potash Corp. of Saskatchewan, Inc.	2,831,722	96,621,886
Rayonier Advanced Materials, Inc.	76,201	2,174,015
The Scotts Miracle-Gro Co., Class A	143,839	8,521,022
Sociedad Quimica y Minera de Chile S.A. (ADR)	382,993	9,088,424
Syngenta AG (Registered)	315,406	97,592,505
Taiwan Fertilizer Co. Ltd.	2,534,000	4,490,411
Uralkali OJSC (Registered) (GDR)	892,500	15,948,975
Yara International ASA	584,021	26,791,780
		604,253,218
Construction & Engineering – 0.3%
OCI N.V.*	294,610	10,257,758
Containers & Packaging – 0.5%
MeadWestvaco Corp.	301,542	13,319,110
Food Products – 8.3%
Archer-Daniels- Midland Co.	2,096,930	98,555,710
Bunge Ltd.	486,973	43,170,156
Charoen Pokphand Foods PCL	12,800	12,281
Charoen Pokphand Foods PCL (NVDR)	7,959,000	7,636,437
Charoen Pokphand Indonesia Tbk PT	28,594,500	9,937,683
Felda Global Ventures Holdings Bhd	3,957,000	4,403,016

	Shares	Value
Food Products – (continued)
GrainCorp Ltd., Class A	920,223	$7,085,754
IOI Corp. Bhd	7,451,905	11,078,457
Kuala Lumpur Kepong Bhd	1,559,772	10,906,667
Nutreco N.V.	233,955	11,711,698
PPB Group Bhd	1,581,000	7,603,989
Suedzucker AG	329,270	4,577,158
Tongaat Hulett Ltd.	396,857	5,230,595
Wilmar International Ltd.	6,338,126	15,777,521
		237,687,122
Household Durables – 0.1%
Sumitomo Forestry Co. Ltd.	173,300	1,788,574
Machinery – 0.3%
Kurita Water Industries Ltd.	383,510	8,248,005
Metals & Mining – 28.1%
Agnico Eagle Mines Ltd.	343,674	8,096,130
Alcoa, Inc.	1,890,703	31,688,182
Anglo American PLC	2,795,329	58,875,289
AngloGold Ashanti Ltd.*	824,908	6,981,886
Antofagasta PLC	778,117	8,745,215
Barrick Gold Corp.	2,126,391	25,234,921
BHP Billiton Ltd.	4,408,752	131,604,945
Eldorado Gold Corp.	1,514,642	8,275,484
First Quantum Minerals Ltd.	1,190,571	17,951,756
Franco-Nevada Corp.	299,809	14,029,822
Freeport-McMoRan, Inc.	1,973,887	56,255,780
Glencore PLC*	20,667,758	105,775,933
Goldcorp, Inc.	1,741,665	32,672,149
Grupo Mexico SAB de CV	6,820,808	23,407,337
Impala Platinum Holdings Ltd.*	1,036,334	7,532,113
Industrias Penoles SAB de CV	277,683	6,224,281
KGHM Polska Miedz S.A.	261,683	10,109,029
Kinross Gold Corp.*	2,239,036	4,786,090
Mitsubishi Materials Corp.	1,733,000	5,302,342
MMC Norilsk Nickel OJSC (ADR)	971,394	18,077,642
Newcrest Mining Ltd.*	1,942,693	15,915,084
Newmont Mining Corp.	1,029,402	19,311,582
Norsk Hydro ASA	2,608,165	14,580,380
Randgold Resources Ltd.	175,033	10,299,376

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	173

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Rio Tinto PLC	2,183,580	$103,806,393
Silver Wheaton Corp.	700,132	12,165,139
Southern Copper Corp.	384,726	11,072,414
Sumitomo Metal Mining Co. Ltd.	991,031	13,384,068
Teck Resources Ltd., Class B	1,162,843	18,369,093
Yamana Gold, Inc.	1,549,302	6,170,000
		806,699,855
Multi-Utilities – 1.1%
Suez Environnement Co.	791,981	13,326,226
Veolia Environnement S.A.	1,097,123	18,330,097
		31,656,323
Oil, Gas & Consumable Fuels – 30.0%
Anadarko Petroleum Corp.	254,751	23,381,047
Apache Corp.	185,431	14,315,273
BG Group PLC	1,535,438	25,547,293
BP PLC	8,362,223	60,068,577
Canadian Natural Resources Ltd.	473,109	16,503,949
Cenovus Energy, Inc.	350,066	8,659,666
Chevron Corp.	847,437	101,650,068
China Petroleum & Chemical Corp., Class H	10,957,400	9,494,756
CNOOC Ltd.	8,177,112	12,842,638
ConocoPhillips	577,089	41,636,971
Cosan S.A. Industria e Comercio	540,290	7,617,286
Devon Energy Corp.	180,232	10,813,920
Eni SpA	1,249,493	26,613,326
EOG Resources, Inc.	277,280	26,355,464
Exxon Mobil Corp.	1,533,705	148,324,610
Gazprom OAO (ADR)	2,949,955	19,552,302
Hess Corp.	135,174	11,464,107
Lukoil OAO (ADR)	242,620	11,912,642
Marathon Oil Corp.	310,207	10,981,328
Noble Energy, Inc.	176,766	10,187,025
Occidental Petroleum Corp.	377,794	33,597,220
PetroChina Co. Ltd., Class H	9,438,018	11,816,994
Petroleo Brasileiro S.A. (Preference) (ADR)	1,194,037	14,603,072

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Pioneer Natural Resources Co.	71,053	$13,433,280
Repsol S.A.	427,065	9,532,267
Royal Dutch Shell PLC, Class A	1,668,879	59,570,838
Sasol Ltd.	270,348	13,440,067
Statoil ASA	511,235	11,586,277
Suncor Energy, Inc.	720,928	25,590,083
Total S.A.	1,013,805	60,232,707
Woodside Petroleum Ltd.	311,940	11,003,455
		862,328,508
Paper & Forest Products – 2.9%
Ainsworth Lumber Co. Ltd.*	192,363	443,606
Boise Cascade Co.*	34,660	1,249,840
Canfor Corp.*	138,640	3,226,674
Duratex S.A.	489,969	1,777,385
International Paper Co.	734,792	37,195,171
Louisiana-Pacific Corp.*	258,217	3,769,968
Mondi PLC	727,860	12,261,835
Stella-Jones, Inc.	74,519	2,163,295
UPM-Kymmene Oyj	901,160	14,248,780
West Fraser Timber Co. Ltd.	116,111	6,089,532
		82,426,086
Real Estate Investment Trusts (REITs) – 1.9%
Plum Creek Timber Co., Inc.	280,746	11,513,394
Rayonier, Inc.	232,222	7,772,470
Weyerhaeuser Co.	1,031,135	34,914,231
		54,200,095
Road & Rail – 0.0%†
Cosan Logistica S.A.*	539,390	912,376
Trading Companies & Distributors – 0.4%
Noble Group Ltd.	13,864,031	12,887,995
Water Utilities – 4.3%
Aguas Andinas S.A., Class A	6,354,937	3,814,655
American States Water Co.	110,912	3,968,431
American Water Works Co., Inc.	511,235	27,284,612
Aqua America, Inc.	525,099	13,757,594
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	19,110

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	985,704	$7,649,063
Cia de Saneamento de Minas Gerais-COPASA	187,072	2,151,734
Hyflux Ltd.	1,733,000	1,361,595
Inversiones Aguas Metropolitanas S.A.	1,129,916	1,703,142
Pennon Group PLC	1,036,206	13,817,547
Severn Trent PLC	701,865	22,412,659
United Utilities Group PLC	1,973,887	26,984,453
		124,924,595
Total Common Stocks (Cost $3,048,905,586)		2,853,077,616

Total Investment Securities (Cost $3,048,905,586) – 99.2%		2,853,077,616
Other assets less liabilities – 0.8%		21,759,898
Net Assets – 100.0%		$2,874,837,514
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,740,611
Aggregate gross unrealized depreciation	(402,253,324)
Net unrealized depreciation	$(196,512,713)
Federal income tax cost of investments	$3,049,590,329

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	56	12/19/14	$5,631,920	$109,879
EURO STOXX 50® Index Futures Contracts	35	12/19/14	1,359,835	(40,231)
FTSE 100® Index Futures Contracts	39	12/19/14	4,059,051	(153,390)
Hang Seng Index Futures Contracts	8	11/27/14	1,234,939	43,830
S&P Toronto Stock Exchange 60® Index Futures Contracts	51	12/18/14	7,670,017	(258,158)
SPI 200® Index Futures Contracts	15	12/18/14	1,818,871	29,124
				$(268,946)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	175

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive	Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD 1,217,000	Morgan Stanley	USD	1,092,648	12/17/14	$(26,179)
CAD 2,749,000	Goldman Sachs	USD	2,477,224	12/17/14	(41,632)
CHF 406,775	UBS AG	USD	430,000	12/17/14	(7,186)
EUR 696,000	UBS AG	USD	901,626	12/17/14	(29,359)
GBP 478,000	Citibank N.A.	USD	775,283	12/17/14	(10,823)
USD 900,000	Citibank N.A.	CAD	1,007,356	12/17/14	7,491
USD 1,366,887	Morgan Stanley	CHF	1,276,000	12/17/14	40,576
USD 86,579	Morgan Stanley	JPY	9,285,000	12/17/14	3,715
USD 755,136	Citibank N.A.	SGD	954,000	12/17/14	13,143
					$(50,254)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	6.3%
Brazil	1.2
Canada	12.2
Chile	0.5
China	1.2
Finland	0.5
France	3.2
Germany	0.7
Indonesia	0.3
Israel	0.3
Italy	0.9
Japan	1.0
Malaysia	1.2
Mexico	1.0
Netherlands	0.8
Norway	1.8
Poland	0.4
Russia	2.3
Singapore	1.0
South Africa	1.2
Spain	0.3
Switzerland	3.4
Taiwan	0.2
Thailand	0.3
United Kingdom	17.7
United States	39.3
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 98.7%
Air Freight & Logistics – 2.8%
bpost S.A.	14,385	$356,044
Deutsche Post AG (Registered)	169,365	5,316,606
Oesterreichische Post AG	5,565	271,400
POS Malaysia Bhd	63,000	96,724
PostNL N.V.*	74,550	315,985
Singapore Post Ltd.	315,000	482,730
		6,839,489
Commercial Services & Supplies – 2.4%
China Everbright
International Ltd.	420,000	579,482
Clean Harbors, Inc.*	3,255	161,546
Cleanaway Co. Ltd.*	4,000	17,754
Daiseki Co. Ltd.	10,500	180,393
Koentec Co. Ltd.	2,690	7,262
Newalta Corp.	9,159	165,316
Progressive Waste Solutions Ltd.	21,210	619,303
Republic Services, Inc.	22,050	846,720
Shanks Group PLC	69,930	108,801
Stericycle, Inc.*	5,985	754,110
Transpacific Industries Group Ltd.	32,970	26,083
Waste Connections, Inc.	9,765	487,273
Waste Management, Inc.	35,490	1,735,106
		5,689,149
Construction & Engineering – 0.2%
Promotora y Operadora de
Infraestructura SAB de CV*	42,000	576,254
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	2,205,000	249,613
Diversified Telecommunication Services – 16.4%
AT&T, Inc.	265,860	9,262,562
BCE, Inc.	36,330	1,612,769
BT Group PLC	436,275	2,565,056
CenturyLink, Inc.	28,770	1,193,380
Chunghwa Telecom Co. Ltd.	212,000	646,110
Chunghwa Telecom Co. Ltd. (ADR)	1,984	60,195
Deutsche Telekom AG (Registered)	169,260	2,549,032

	Shares	Value
Diversified Telecommunication Services – (continued)
Nippon Telegraph & Telephone Corp.	43,400	$2,668,149
Swisscom AG (Registered)	1,470	865,245
Telecom Italia SpA*	566,370	640,418
Telefonica S.A.	215,670	3,241,204
Telstra Corp. Ltd.	644,805	3,190,991
Verizon Communications, Inc.	217,875	10,948,219
		39,443,330
Electric Utilities – 10.8%
American Electric Power Co., Inc.	33,915	1,978,601
Duke Energy Corp.	52,815	4,338,752
Edison International	24,570	1,537,591
Enel SpA	565,215	2,882,203
Exelon Corp.	59,640	2,182,228
Iberdrola S.A.	477,960	3,378,034
NextEra Energy, Inc.	29,820	2,988,560
PPL Corp.	43,470	1,521,015
The Southern Co.	62,055	2,876,870
SSE PLC	89,355	2,285,844
		25,969,698
Gas Utilities – 1.0%
APA Group	71,610	495,379
Enagas S.A.	19,635	658,068
Korea Gas Corp.*	5,381	252,251
Snam SpA	175,035	945,189
		2,350,887
Health Care Providers & Services – 3.4%
Bangkok Dusit Medical
Services PCL (NVDR)	1,575,000	894,612
Community Health Systems, Inc.*	10,185	559,869
HCA Holdings, Inc.*	24,780	1,735,839
HealthSouth Corp.	7,245	292,191
Life Healthcare Group Holdings Ltd.	171,885	648,828
LifePoint Hospitals, Inc.*	3,780	264,600
Mediclinic International Ltd.	82,425	734,938
Netcare Ltd.	211,995	639,996
Ramsay Health Care Ltd.	22,470	1,031,799
Rhoen Klinikum AG	9,975	297,195

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	177

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Tenet Healthcare Corp.*	6,930	$388,427
Universal Health Services, Inc., Class B	6,930	718,710
		8,207,004
Industrial Conglomerates – 0.2%
Beijing Enterprises Holdings Ltd.	52,500	428,519
Internet Software & Services – 0.3%
Equinix, Inc.	2,415	504,494
Telecity Group PLC	10,290	126,843
		631,337
Media – 5.7%
Comcast Corp., Class A	113,190	6,265,067
DIRECTV*	24,150	2,095,978
DISH Network Corp., Class A*	11,340	721,791
Liberty Global PLC, Class A*	11,970	544,276
Liberty Media Corp., Class C*	17,955	860,583
SES S.A. (FDR)	18,900	652,379
Sirius XM Holdings, Inc.*	143,325	491,605
Time Warner Cable, Inc.	14,805	2,179,444
		13,811,123
Multi-Utilities – 11.0%
Centrica PLC	446,460	2,160,664
Consolidated Edison, Inc.	22,890	1,450,310
Dominion Resources, Inc.	39,480	2,814,924
E.ON SE	174,615	3,003,782
GDF Suez	140,700	3,411,958
National Grid PLC	327,075	4,845,489
PG&E Corp.	33,180	1,669,618
Public Service Enterprise Group, Inc.	34,545	1,427,054
RWE AG	42,315	1,498,245
Sempra Energy	17,745	1,951,950
Suez Environnement Co.	61,215	1,030,031
Veolia Environnement S.A.	67,935	1,135,019
		26,399,044
Oil, Gas & Consumable Fuels – 7.5%
AltaGas Ltd.	10,290	424,396
Enbridge, Inc.	73,290	3,466,722

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Inter Pipeline Ltd.	28,875	$909,443
Keyera Corp.	6,510	517,705
Kinder Morgan, Inc.	50,610	1,958,607
Koninklijke Vopak N.V.	5,460	273,360
ONEOK, Inc.	15,435	909,739
Pembina Pipeline Corp.	28,293	1,173,427
Spectra Energy Corp.	43,890	1,717,416
Targa Resources Corp.	3,255	418,691
TransCanada Corp.	61,425	3,026,439
Veresen, Inc.	20,475	321,258
The Williams Cos., Inc.	54,495	3,025,017
		18,142,220
Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.	19,950	1,945,125
Corrections Corp. of America	8,190	301,228
Crown Castle International Corp.	18,165	1,419,050
Digital Realty Trust, Inc.	7,665	528,808
DuPont Fabros Technology, Inc.	3,570	110,563
The Geo Group, Inc.	4,620	184,523
		4,489,297
Road & Rail – 20.0%
Aurizon Holdings Ltd.	383,565	1,577,879
Canadian National Railway Co.	130,095	9,168,787
Canadian Pacific Railway Ltd.	30,450	6,331,450
Central Japan Railway Co.	35,000	5,152,981
CSX Corp.	75,810	2,701,110
East Japan Railway Co.	68,400	5,274,680
Kansas City Southern	8,400	1,031,436
Kintetsu Corp.	230,000	791,936
MTR Corp. Ltd.	268,490	1,094,012
Norfolk Southern Corp.	23,940	2,648,722
Odakyu Electric Railway Co. Ltd.	112,000	1,037,028
Tobu Railway Co. Ltd.	186,000	927,470
Tokyu Corp.	184,000	1,194,880
Union Pacific Corp.	66,570	7,752,076
West Japan Railway Co.	33,800	1,596,459
		48,280,906
Transportation Infrastructure – 6.3%
Abertis Infraestructuras S.A.	58,275	1,212,377
Aeroports de Paris	5,250	620,674
Airports of Thailand PCL (NVDR)	84,200	625,619

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Atlantia SpA	63,420	$1,493,828
Auckland International Airport Ltd.	151,095	454,867
CCR S.A.	157,500	1,184,404
China Merchants Holdings International Co. Ltd.	213,506	674,502
COSCO Pacific Ltd.	242,435	318,862
Flughafen Zuerich AG (Registered)	735	467,751
Fraport AG Frankfurt Airport Services Worldwide	8,295	512,573
Groupe Eurotunnel S.A. (Registered)	75,285	950,792
Grupo Aeroportuario del Sureste SAB de CV, Class B	42,000	560,772
Hamburger Hafen und Logistik AG	4,305	94,201
International Container Terminal Services, Inc.	298,200	770,834
Japan Airport Terminal Co. Ltd.	12,300	473,984
Jiangsu Expressway Co. Ltd., Class H	210,000	234,501
Prumo Logistica S.A.*	231,000	52,726
Sydney Airport	427,140	1,655,761
Tianjin Port Development Holdings Ltd.	1,050,000	236,938
Transurban Group	307,650	2,198,550
Westshore Terminals Investment Corp.	11,550	351,894
		15,146,410
Water Utilities – 2.9%
Aguas Andinas S.A., Class A	416,640	250,095
American Water Works Co., Inc.	13,860	739,708
Aqua America, Inc.	9,765	255,843
The Athens Water Supply & Sewage Co. S.A.	4,743	32,743
Beijing Enterprises Water Group Ltd.	840,000	601,145
California Water Service Group	3,360	87,461
China Water Affairs Group Ltd.	210,000	106,960
Cia de Saneamento Basicodo Estado de Sao Paulo	42,000	331,933

	Shares	Value
Water Utilities – (continued)
Cia de Saneamento de Minas Gerais-COPASA	10,500	$120,773
Guangdong Investment Ltd.	420,000	552,403
Inversiones Aguas Metropolitanas S.A.	93,765	141,334
Manila Water Co., Inc.	231,000	148,767
Pennon Group PLC	65,730	876,493
Puncak Niaga Holdings Bhd*	94,500	95,096
Severn Trent PLC	36,015	1,150,067
United Utilities Group PLC	104,895	1,433,990
		6,924,811
Wireless Telecommunication Services – 5.8%
America Movil SAB de CV	1,564,500	1,906,469
China Mobile Ltd.	262,500	3,266,357
SBA Communications Corp., Class A*	6,825	766,652
SoftBank Corp.	46,500	3,293,016
Tower Bersama Infrastructure Tbk PT	147,000	108,258
Vodafone Group PLC	1,404,270	4,657,246
		13,997,998
Total Common Stocks (Cost $224,039,109)		237,577,089
	No. of Rights
RIGHTS – 0.0%†
Prumo Logistica S.A., expiring 11/28/14 at 0.65 BRL* ^	129,959	—
Rhoen Klinikum AG, expiring 11/14/14 at 25.18 EUR*	9,975	8,398
Total Rights (Cost $–)		8,398
Total Investment Securities (Cost $224,039,109) – 98.7%		237,585,487
Other assets less liabilities – 1.3%		3,078,242
Net Assets – 100.0%		$240,663,729

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $0 or 0.00% of net assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	179

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,696,713
Aggregate gross unrealized depreciation	(6,408,254)
Net unrealized appreciation	$13,288,459
Federal income tax cost of investments	$224,297,028

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	15	12/19/14	$1,508,550	$24,339
EURO STOXX 50® Index Futures Contracts	15	12/19/14	582,786	(18,569)
FTSE 100® Index Futures Contracts	2	12/19/14	208,157	(7,343)
Nikkei 225 Index Futures Contracts	6	12/11/14	440,614	21,159
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	12/18/14	300,785	(7,481)
				$12,105

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Appreciation (Depreciation)
AUD 196,897	Morgan Stanley	USD 175,000	12/17/14	$(2,457)
CAD 164,467	Morgan Stanley	USD 150,000	12/17/14	(4,283)
EUR 89,000	UBS AG	USD 115,294	12/17/14	(3,754)
EUR 101,206	Morgan Stanley	USD 130,000	12/17/14	(3,164)
GBP 242,431	Morgan Stanley	USD 395,000	12/17/14	(7,283)
HKD 620,056	Morgan Stanley	USD 80,000	12/17/14	(43)
INR 6,145,800	Morgan Stanley	USD 100,000	12/17/14	(821)
INR 40,801,200	UBS AG	USD 660,000	12/17/14	(1,560)
JPY 65,560,000	Morgan Stanley	USD 611,320	12/17/14	(26,234)
RUB 1,957,455	Morgan Stanley	USD 50,000	12/17/14	(5,068)
RUB 8,121,750	UBS AG	USD 210,000	12/17/14	(23,569)
USD 29,628	Morgan Stanley	AUD 33,000	12/17/14	710
USD 150,000	UBS AG	BRL 59,550	12/17/14	5,331
USD 143,281	Goldman Sachs	CAD 159,000	12/17/14	2,408
USD 125,000	Morgan Stanley	CHF 117,419	12/17/14	2,952
USD 300,000	Citibank N.A.	EUR 236,506	12/17/14	3,597

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive	Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD 116,779	Citibank N.A.	GBP	72,000	12/17/14	$1,630
USD 290,216	Citibank N.A.	HKD	2,249,000	12/17/14	205
USD 100,000	Morgan Stanley	JPY	10,889,400	12/17/14	2,818
USD 250,000	Morgan Stanley	MXN	3,327,850	12/17/14	3,840
USD 100,000	Morgan Stanley	SGD	126,656	12/17/14	1,491
USD 130,000	Morgan Stanley	ZAR	1,461,881	12/17/14	(1,362)
					$(54,616)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	4.2%
Austria	0.1
Belgium	0.1
Brazil	0.7
Canada	11.7
Chile	0.2
China	2.9
France	3.0
Germany	5.5
Greece	0.0	†
Hong Kong	0.5
Indonesia	0.0	†
Italy	2.5
Japan	9.4
Luxembourg	0.3
Malaysia	0.1
Mexico	1.3
Netherlands	0.2
New Zealand	0.2
Philippines	0.5
Singapore	0.2
South Africa	0.8
South Korea	0.1
Spain	3.5
Switzerland	0.6
Taiwan	0.3
Thailand	0.6
United Kingdom	8.4
United States	40.8
Other[1]	1.3
	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	181

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.2%
Capital Markets – 0.5%
Dundee Corp., Class A*	8,463	$119,951
HFF, Inc., Class A	4,851	152,709
		272,660
Diversified Financial Services – 0.1%
Corp. Financiera Alba S.A.	1,785	98,336
Hotels, Restaurants & Leisure – 0.2%
Kyoritsu Maintenance Co. Ltd.	2,600	103,671
Household Durables – 1.4%
Barratt Developments PLC	100,688	674,627
Sumitomo Forestry Co. Ltd.	13,600	140,361
		814,988
Industrial Conglomerates – 0.4%
Hopewell Holdings Ltd.	65,110	230,881
Real Estate Investment Trusts (REITs) – 71.9%
Advance Residence
Investment Corp.	147	342,766
AIMS AMP Capital Industrial REIT	88,500	102,579
Alexander’s, Inc.	336	148,512
Alexandria Real Estate Equities, Inc.	8,211	681,513
American Tower Corp.	3,528	343,980
ANF Immobilier	1,848	50,938
Apartment Investment &
Management Co., Class A	17,892	640,355
Ashford Hospitality Trust, Inc.	11,970	135,261
Associated Estates Realty Corp.	8,337	162,822
Big Yellow Group PLC	18,102	158,269
Boardwalk Real Estate Investment Trust	3,066	194,166
The British Land Co. PLC	6,069	70,734
BWP Trust	67,095	148,621
Cambridge Industrial Trust	148,000	80,016
CapitaCommercial Trust	210,000	272,812
CapitaRetail China Trust	107,000	135,675
Chesapeake Lodging Trust	5,838	192,887
Columbia Property Trust, Inc.	13,125	331,144
Cousins Properties, Inc.	21,840	284,138

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Daiwa House REIT Investment Corp.	29	$128,955
Daiwa Office Investment Corp.	26	137,764
Derwent London PLC	11,592	550,986
Dexus Property Group	647,178	688,332
DiamondRock Hospitality Co.	24,045	345,046
Dream Global Real Estate Investment Trust	15,624	126,522
Duke Realty Corp.	37,779	716,290
DuPont Fabros Technology, Inc.	7,518	232,832
EPR Properties	6,174	346,361
Equity Commonwealth	13,356	356,739
Equity Lifestyle Properties, Inc.	9,345	458,839
Equity Residential	6,006	417,777
Extra Space Storage, Inc.	12,684	737,701
First Potomac Realty Trust	10,983	137,287
First Real Estate Investment Trust	69,000	66,021
Fonciere des Murs S.C.A.	5,733	155,868
Frasers Centrepoint Trust	88,000	133,147
Frasers Commercial Trust	108,000	119,300
Frontier Real Estate Investment Corp.	50	228,803
Getty Realty Corp.	7,014	130,530
Global One Real Estate Investment Corp.	42	129,254
Government Properties Income Trust	6,825	155,746
The GPT Group	194,565	704,613
Granite Real Estate Investment Trust	3,822	140,852
Great Portland Estates PLC	42,567	467,512
H&R Real Estate Investment Trust	14,112	280,750
Hansteen Holdings PLC	45,026	76,357
Heiwa Real Estate REIT, Inc.	151	122,842
Highwoods Properties, Inc.	10,311	442,033
Hospitality Properties Trust	16,674	493,717
Host Hotels & Resorts, Inc.	86,709	2,021,187
Ichigo Real Estate Investment Corp.	22	16,426
Investa Office Fund	70,308	220,011
Iron Mountain, Inc.	18,837	679,451
Japan Hotel REIT Investment Corp.	147	90,084
Japan Logistics Fund, Inc.	87	194,247
Japan Retail Fund Investment Corp.	217	433,013
Kenedix Residential Investment Corp.	63	164,827

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES ANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Kilroy Realty Corp.	9,618	$651,523
Kimco Realty Corp.	47,607	1,187,795
Kiwi Income Property Trust	106,386	99,723
Land Securities Group PLC	90,237	1,598,128
LaSalle Hotel Properties	11,886	466,050
The Link REIT	263,500	1,547,662
LTC Properties, Inc.	4,494	188,478
Mapletree Commercial Trust	127,000	141,276
Mapletree Greater China Commercial Trust	215,000	158,051
Mapletree Industrial Trust	129,000	148,016
Mapletree Logistics Trust	169,000	154,473
Mercialys S.A.	5,922	130,772
Morguard Real Estate Investment Trust	4,956	81,322
National Health Investors, Inc.	3,318	218,689
National Retail Properties, Inc.	14,280	544,354
Nippon Prologis REIT, Inc.	149	343,841
Northern Property Real Estate Investment Trust	3,633	93,576
Omega Healthcare Investors, Inc.	14,553	555,342
Parkway Life Real Estate Investment Trust	43,000	79,945
Pebblebrook Hotel Trust	7,791	331,897
Piedmont Office Realty Trust, Inc., Class A	18,984	369,239
Post Properties, Inc.	6,132	343,024
PS Business Parks, Inc.	1,260	106,117
Public Storage	15,330	2,825,932
Retail Opportunity Investments Corp.	9,534	155,786
RioCan Real Estate Investment Trust	14,868	350,122
RLJ Lodging Trust	14,196	457,395
Ryman Hospitality Properties, Inc.	5,208	257,015
Select Income REIT	5,523	135,369
Shaftesbury PLC	33,180	380,074
Simon Property Group, Inc.	6,699	1,200,528
SL Green Realty Corp.	10,857	1,256,155
Societe Fonciere Lyonnaise S.A.	210	9,735
Sovran Self Storage, Inc.	3,927	334,148
Starhill Global REIT	147,000	93,197
Strategic Hotels & Resorts, Inc.*	26,859	345,138
Sunlight Real Estate Investment Trust	133,000	57,795

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Sunstone Hotel Investors, Inc.	22,428	$343,373
Tanger Factory Outlet Centers, Inc.	6,027	215,586
Unibail-Rodamco SE	2,247	575,581
United Urban Investment Corp.	294	459,207
Urstadt Biddle Properties, Inc., Class A	6,720	145,354
Vornado Realty Trust	18,522	2,027,789
Weingarten Realty Investors	14,280	517,650
Wereldhave N.V.	2,436	199,605
Weyerhaeuser Co.	63,042	2,134,602
Workspace Group PLC	14,385	151,086
		41,692,725
Real Estate Management & Development – 24.3%
Airport City Ltd.*	7,119	64,123
Atrium European Real Estate Ltd.*	5,376	28,148
CA Immobilien Anlagen AG*	9,051	173,218
CBRE Group, Inc., Class A*	26,628	852,096
Cheung Kong Holdings Ltd.	150,000	2,661,440
Chinese Estates Holdings Ltd.	43,500	121,718
Citycon Oyj	24,360	78,743
Daejan Holdings PLC	1,071	85,569
Daibiru Corp.	5,300	58,056
Daito Trust Construction Co. Ltd.	8,700	1,072,900
Deutsche Annington Immobilien SE	20,328	587,569
Fabege AB	13,681	174,982
Far East Consortium International Ltd.	151,000	56,465
First Capital Realty, Inc.	11,718	191,342
Frasers Centrepoint Ltd.	50,000	63,594
GAGFAH S.A.*	10,878	203,073
Global Logistic Properties Ltd.	360,000	770,128
Goldcrest Co. Ltd.	5,000	88,622
HKR International Ltd.	134,400	64,989
Ho Bee Land Ltd.	42,000	65,018
Industrial Buildings Corp. Ltd.	35,826	57,973
Jones Lang LaSalle, Inc.	5,166	698,495
K Wah International Holdings Ltd.	110,681	69,361
Klovern AB	18,228	92,369
Kowloon Development Co. Ltd.	26,000	31,045
Kungsleden AB	30,123	186,838
Lend Lease Group	63,105	868,649
Melcor Developments Ltd.	2,814	61,424
Morguard Corp.	630	80,917

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	183

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Nitsba Holdings 1995 Ltd.*	4,788	$69,639
Nomura Real Estate Holdings, Inc.	9,800	169,766
Patrizia Immobilien AG*	6,216	83,877
Precinct Properties New Zealand Ltd.	116,718	99,874
PSP Swiss Property AG (Registered)*	4,527	388,049
Quintain Estates & Development PLC*	100,989	132,485
Relo Holdings, Inc.	2,300	159,823
Sagax AB, Class B	4,884	24,155
Sim Lian Group Ltd.	84,000	57,503
Sinarmas Land Ltd.	149,000	70,704
Songbird Estates PLC*	22,512	94,542
Sponda Oyj	3,549	16,230
The St. Joe Co.*	8,022	153,621
St. Modwen Properties PLC	3,885	22,537
Sumitomo Realty & Development Co. Ltd.	21,000	767,000
Swire Pacific Ltd., Class A	73,500	963,863
Swire Pacific Ltd., Class B	107,500	260,599
Swire Properties Ltd.	46,200	148,039
TAI Cheung Holdings Ltd.	84,000	69,213
The Unite Group PLC	23,352	159,526
United Industrial Corp. Ltd.	3,104	8,065
UOL Group Ltd.	49,706	249,400
Wallenstam AB, Class B	11,865	178,290
Wing Tai Holdings Ltd.	66,000	91,902
Yanlord Land Group Ltd.	86,000	73,256
		14,120,822
Road & Rail – 0.3%
Sotetsu Holdings, Inc.	44,000	163,668
Transportation Infrastructure – 0.1%
China Merchants Holdings Pacific Ltd.	84,000	58,810
Hopewell Highway Infrastructure Ltd.	3,106	1,497
		60,307
Total Common Stocks (Cost $54,232,529)		57,558,058

	No. of Rights	Value
RIGHTS – 0.0%†
Fonciere des Murs S.C.A., expiring 11/12/14 at 20.00 EUR*	5,733	$1,293
Total Rights (Cost $–)		1,293
Total Investment Securities (Cost $54,232,529) – 99.2%		57,559,351
Other assets less liabilities – 0.8%		443,788
Net Assets – 100.0%		$58,003,139

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

EUR – Euro

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SEK – Swedish Krona

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,695,765
Aggregate gross unrealized depreciation	(530,070)
Net unrealized appreciation	$3,165,695
Federal income tax cost of investments	$54,393,656

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES ANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	3	12/19/14	$301,710	$10,301
Nikkei 225 Index Futures Contracts	2	12/11/14	146,871	12,624
				$22,925

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Appreciation (Depreciation)
JPY 10,724,850	Morgan Stanley	USD 100,000	12/17/14	$(4,287)
JPY 11,810,000	Morgan Stanley	USD 110,123	12/17/14	(4,726)
SEK 428,091	Citibank N.A.	USD 60,000	12/17/14	(2,146)
USD 37,709	Morgan Stanley	AUD 42,000	12/17/14	903
USD 38,863	UBS AG	EUR 30,000	12/17/14	1,266
USD 220,000	Morgan Stanley	JPY 23,353,202	12/17/14	11,586
				$2,596

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	4.5%
Austria	0.4
Canada	3.0
Finland	0.2
France	1.6
Germany	1.5
Hong Kong	10.8
Israel	0.3
Japan	9.5
Netherlands	0.3
New Zealand	0.3
Singapore	5.5
Spain	0.2
Sweden	1.1
Switzerland	0.7
United Kingdom	8.0
United States	51.3
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	185

Schedule of Investments

FlexShares® Quality Dividend Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 3.1%
The Boeing Co.	42,476	$5,305,677
Exelis, Inc.	21,558	384,810
Lockheed Martin Corp.	29,028	5,531,866
Northrop Grumman Corp.	28,208	3,891,576
Raytheon Co.	29,192	3,032,465
		18,146,394
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	96,760	10,151,092
Auto Components – 0.0%†
Autoliv, Inc.	1,988	182,379
Banks – 6.8%
Bank of America Corp.	116,604	2,000,925
Bank of Hawaii Corp.	36,900	2,160,495
BankUnited, Inc.	4,318	129,108
Citigroup, Inc.	30,504	1,632,879
Cullen/Frost Bankers, Inc.	3,888	314,189
Fifth Third Bancorp	45,428	908,106
JPMorgan Chase & Co.	160,720	9,720,345
U.S. Bancorp/Minnesotta	19,680	838,368
Wells Fargo & Co.	421,808	22,393,787
		40,098,202
Beverages – 1.2%
The Coca-Cola Co.	55,924	2,342,097
Dr. Pepper Snapple Group, Inc.	52,644	3,645,597
PepsiCo, Inc.	10,988	1,056,716
		7,044,410
Capital Markets – 1.8%
Ameriprise Financial, Inc.	27,388	3,455,544
Federated Investors, Inc., Class B	101,188	3,164,149
Invesco Ltd.	91,676	3,710,128
Waddell & Reed Financial, Inc., Class A	8,692	414,956
		10,744,777

	Shares	Value
Chemicals – 3.9%
The Dow Chemical Co.	112,996	$5,582,002
E.I. du Pont de Nemours & Co.	66,420	4,592,943
LyondellBasell Industries N.V., Class A	58,056	5,319,671
Olin Corp.	97,744	2,369,315
Rockwood Holdings, Inc.	35,096	2,699,233
The Scotts Miracle-Gro Co., Class A	42,148	2,496,848
		23,060,012
Commercial Services & Supplies – 1.9%
Deluxe Corp.	48,380	2,941,504
KAR Auction Services, Inc.	28,372	861,374
Pitney Bowes, Inc.	109,880	2,718,431
R.R. Donnelley & Sons Co.	175,316	3,059,264
Vectrus, Inc.*	1,197	29,255
Waste Management, Inc.	19,680	962,155
West Corp.	16,404	524,928
		11,096,911
Communications Equipment – 1.5%
Cisco Systems, Inc.	289,788	7,091,112
Harris Corp.	10,988	764,765
QUALCOMM, Inc.	9,676	759,663
		8,615,540
Consumer Finance – 0.7%
Navient Corp.	170,724	3,376,921
SLM Corp.	55,268	527,809
		3,904,730
Containers & Packaging – 1.5%
Avery Dennison Corp.	56,744	2,658,456
Greif, Inc., Class A	56,580	2,492,915
Packaging Corp. of America	13,938	1,004,651
Sonoco Products Co.	57,072	2,332,533
		8,488,555
Distributors – 0.0%†
Genuine Parts Co.	2,396	232,604
Diversified Consumer Services – 0.2%
H&R Block, Inc.	40,508	1,308,814

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	159,736	$5,565,202
CenturyLink, Inc.	35,260	1,462,585
Frontier Communications Corp.	547,924	3,583,423
Windstream Holdings, Inc.	349,484	3,662,592
		14,273,802
Electric Utilities – 2.3%
American Electric Power Co., Inc.	30,012	1,750,900
Duke Energy Corp.	16,072	1,320,315
Entergy Corp.	42,640	3,582,613
Hawaiian Electric Industries, Inc.	30,668	863,611
Pepco Holdings, Inc.	20,664	564,954
Pinnacle West Capital Corp.	33,128	2,036,378
The Southern Co.	51,004	2,364,545
Westar Energy, Inc.	20,828	787,507
		13,270,823
Electrical Equipment – 0.0%†
Emerson Electric Co.	576	36,899
Rockwell Automation, Inc.	1,012	113,698
		150,597
Electronic Equipment, Instruments & Components – 0.1%
AVX Corp.	44,444	641,771
Energy Equipment & Services – 1.4%
Diamond Offshore Drilling, Inc.	19,352	729,764
Helmerich & Payne, Inc.	31,488	2,733,788
Noble Corp. PLC	33,620	703,330
North Atlantic Drilling Ltd.	59,204	366,473
RPC, Inc.	136,612	2,240,437
Schlumberger Ltd.	8,692	857,553
Seadrill Ltd.	30,340	697,820
		8,329,165
Food & Staples Retailing – 1.1%
Safeway, Inc.	75,276	2,624,121
Sysco Corp.	76,588	2,951,702
Wal-Mart Stores, Inc.	11,972	913,104
		6,488,927

	Shares	Value
Food Products – 0.0%†
Archer-Daniels-Midland Co.	4,320	$203,040
Kraft Foods Group, Inc.	164	9,241
		212,281
Gas Utilities – 0.5%
AGL Resources, Inc.	58,384	3,147,482
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	45,920	2,001,653
Medtronic, Inc.	9,860	672,057
		2,673,710
Health Care Providers & Services – 1.9%
AmerisourceBergen Corp.	42,476	3,627,875
Cardinal Health, Inc.	45,428	3,565,189
Owens & Minor, Inc.	85,608	2,852,459
WellPoint, Inc.	8,856	1,121,967
		11,167,490
Hotels, Restaurants & Leisure – 2.0%
Brinker International, Inc.	13,104	702,898
Cracker Barrel Old Country Store, Inc.	23,288	2,686,271
International Game Technology	62,784	1,029,030
Las Vegas Sands Corp.	21,484	1,337,594
McDonald’s Corp.	52,808	4,949,694
Six Flags Entertainment Corp.	4,428	178,448
Wynn Resorts Ltd.	2,886	548,369
		11,432,304
Household Durables – 0.6%
Garmin Ltd.	19,024	1,055,451
Leggett & Platt, Inc.	51,168	2,014,996
Tupperware Brands Corp.	8,692	554,115
		3,624,562
Household Products – 1.7%
The Clorox Co.	17,220	1,713,390
Kimberly-Clark Corp.	30,504	3,485,692
The Procter & Gamble Co.	54,284	4,737,365
		9,936,447

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	187

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 2.0%
3M Co.	24,600	$3,782,742
General Electric Co.	299,464	7,729,166
		11,511,908
Insurance – 3.0%
Aflac, Inc.	19,516	1,165,691
American National Insurance Co.	576	65,710
Arthur J Gallagher & Co.	432	20,606
Cincinnati Financial Corp.	2,624	132,433
Erie Indemnity Co., Class A	37,064	3,145,622
First American Financial Corp.	14,924	452,496
FNF Group	10,080	300,787
FNFV Group*	4,815	64,713
Mercury General Corp.	16,400	871,168
Old Republic International Corp.	46,412	685,505
PartnerRe Ltd.	30,668	3,547,981
Principal Financial Group, Inc.	68,224	3,572,891
Validus Holdings Ltd.	88,888	3,535,965
		17,561,568
Internet Software & Services – 0.1%
IAC/InterActiveCorp	9,020	610,564
IT Services – 4.0%
Accenture PLC, Class A	89,544	7,263,809
Automatic Data Processing, Inc.	5,071	414,706
Booz Allen Hamilton Holding Corp.	85,608	2,255,771
Broadridge Financial Solutions, Inc.	59,532	2,615,241
International Business Machines Corp.	13,776	2,264,775
Leidos Holdings, Inc.	18,860	689,710
Paychex, Inc.	66,912	3,140,849
Visa, Inc., Class A	754	182,038
The Western Union Co.	194,176	3,293,225
Xerox Corp.	92,168	1,223,991
		23,344,115
Leisure Products – 0.3%
Hasbro, Inc.	9,676	556,661
Mattel, Inc.	35,260	1,095,528
		1,652,189

	Shares	Value
Media – 0.6%
Comcast Corp., Class A	6,644	$367,745
Gannett Co., Inc.	19,458	612,927
Lamar Advertising Co., Class A	1,312	67,765
Meredith Corp.	720	37,541
Omnicom Group, Inc.	12,300	883,878
Regal Entertainment Group, Class A	29,356	650,235
The Walt Disney Co.	7,544	689,371
		3,309,462
Metals & Mining – 0.2%
Cliffs Natural Resources, Inc.	51,660	580,142
Commercial Metals Co.	4,878	84,340
U.S. Silica Holdings, Inc.	4,100	184,090
		848,572
Multiline Retail – 1.4%
Kohl’s Corp.	55,268	2,996,631
Macy’s, Inc.	39,852	2,304,243
Target Corp.	46,904	2,899,605
		8,200,479
Multi-Utilities – 3.6%
Ameren Corp.	13,940	590,220
CenterPoint Energy, Inc.	117,096	2,874,707
Consolidated Edison, Inc.	54,940	3,480,998
DTE Energy Co.	19,352	1,589,960
Integrys Energy Group, Inc.	49,036	3,563,937
Public Service Enterprise Group, Inc.	83,640	3,455,168
SCANA Corp.	10,332	567,124
TECO Energy, Inc.	71,340	1,398,977
Vectren Corp.	78,392	3,523,720
		21,044,811
Oil, Gas & Consumable Fuels – 10.2%
Chevron Corp.	76,752	9,206,402
ConocoPhillips	160,392	11,572,283
CVR Energy, Inc.	59,860	2,907,999
Exxon Mobil Corp.	143,664	13,893,745
HollyFrontier Corp.	62,976	2,857,851
Marathon Petroleum Corp.	16,564	1,505,668
Occidental Petroleum Corp.	46,248	4,112,835
ONEOK, Inc.	45,264	2,667,860
PBF Energy, Inc., Class A	105,780	2,757,685

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Phillips 66	67,404	$5,291,214
Spectra Energy Corp.	31,980	1,251,377
Western Refining, Inc.	40,672	1,854,236
		59,879,155
Paper & Forest Products – 0.9%
Domtar Corp.	24,108	990,116
International Paper Co.	82,328	4,167,443
		5,157,559
Pharmaceuticals – 7.9%
Bristol-Myers Squibb Co.	66,912	3,893,609
Eli Lilly & Co.	24,336	1,614,207
Johnson & Johnson	44,444	4,790,174
Merck & Co., Inc.	316,520	18,339,169
Pfizer, Inc.	593,680	17,780,716
		46,417,875
Real Estate Investment Trusts (REITs) – 6.5%
Annaly Capital Management, Inc.	240,752	2,746,980
BioMed Realty Trust, Inc.	711	15,443
Brandywine Realty Trust	13,301	205,234
CBL & Associates Properties, Inc.	35,916	687,073
CBS Outdoor Americas, Inc.	16,892	514,024
Chimera Investment Corp.	69,372	216,441
Columbia Property Trust, Inc.	50,020	1,262,005
Corrections Corp. of America	86,920	3,196,918
Digital Realty Trust, Inc.	51,168	3,530,080
EPR Properties	51,332	2,879,725
Gaming and Leisure Properties, Inc.	8,692	271,625
The Geo Group, Inc.	79,376	3,170,278
HCP, Inc.	76,260	3,353,152
Highwoods Properties, Inc.	808	34,639
Hospitality Properties Trust	68,552	2,029,825
LaSalle Hotel Properties	37,064	1,453,280
Liberty Property Trust	18,204	632,953
MFA Financial, Inc.	118,080	989,510
National Retail Properties, Inc.	933	35,566
Omega Healthcare Investors, Inc.	75,276	2,872,532
Realty Income Corp.	15,088	694,501

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Retail Properties of America, Inc., Class A	11,052	$173,406
Ryman Hospitality Properties, Inc.	32,472	1,602,493
Senior Housing Properties Trust	60,680	1,370,761
Spirit Realty Capital, Inc.	57,072	679,157
Washington Prime Group, Inc.	11,972	211,066
WP Carey, Inc.	45,756	3,098,596
		37,927,263
Road & Rail – 0.1%
Landstar System, Inc.	5,042	373,158
Semiconductors & Semiconductor Equipment – 1.9%
KLA-Tencor Corp.	11,644	921,623
Linear Technology Corp.	60,188	2,578,454
Maxim Integrated Products, Inc.	18,860	553,352
Texas Instruments, Inc.	146,124	7,256,518
		11,309,947
Software – 0.6%
CA, Inc.	44,772	1,301,074
CDK Global, Inc.*	1,690	56,784
Microsoft Corp.	15,312	718,899
Oracle Corp.	32,308	1,261,627
Symantec Corp.	10,496	260,511
		3,598,895
Specialty Retail – 3.7%
Best Buy Co., Inc.	106,436	3,633,725
GameStop Corp., Class A	77,244	3,302,954
Guess?, Inc.	20,172	447,213
The Home Depot, Inc.	134,152	13,082,503
Staples, Inc.	112,504	1,426,551
		21,892,946
Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	303,892	32,820,336
Diebold, Inc.	17,548	621,725
Hewlett-Packard Co.	107,136	3,844,040
Lexmark International, Inc., Class A	62,648	2,703,888
Seagate Technology PLC	61,336	3,853,741
Western Digital Corp.	18,696	1,839,125
		45,682,855

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	189

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	12,792	$439,789
Hanesbrands, Inc.	32,400	3,421,764
		3,861,553
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	46,576	742,887
People’s United Financial, Inc.	42,968	628,192
		1,371,079
Tobacco – 4.8%
Altria Group, Inc.	279,292	13,500,975
Lorillard, Inc.	54,284	3,338,466
Philip Morris International, Inc.	87,740	7,809,738
Reynolds American, Inc.	59,040	3,714,206
		28,363,385
Total Common Stocks (Cost $524,225,152)		582,343,119

Total Investment Securities (Cost $524,225,152) – 99.3%		582,343,119
Other assets less liabilities – 0.7%		4,323,461
Net Assets – 100.0%		$586,666,580
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,360,651
Aggregate gross unrealized depreciation	(6,299,550)
Net unrealized appreciation	$58,061,101
Federal income tax cost of investments	$524,282,018

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	43	12/19/14	$4,324,510	$158,152

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 98.1%
Aerospace & Defense – 2.6%
Exelis, Inc.	17,395	$310,501
L-3 Communications Holdings, Inc.	896	108,828
Lockheed Martin Corp.	6,965	1,327,320
Northrop Grumman Corp.	5,775	796,719
Raytheon Co.	6,160	639,901
		3,183,269
Air Freight & Logistics – 1.8%
C.H. Robinson Worldwide, Inc.	2,555	176,832
United Parcel Service, Inc., Class B	19,530	2,048,892
		2,225,724
Airlines – 0.1%
Delta Air Lines, Inc.	3,726	149,897
Auto Components – 0.1%
Delphi Automotive PLC	1,602	110,506
Banks – 4.0%
Bank of America Corp.	22,575	387,387
Bank of Hawaii Corp.	4,655	272,550
BankUnited, Inc.	960	28,704
Citigroup, Inc.	6,545	350,354
Cullen/Frost Bankers, Inc.	1,715	138,589
FNB Corp./PA	234	2,993
JPMorgan Chase & Co.	14,420	872,122
U.S. Bancorp/Minnesotta	2,800	119,280
Wells Fargo & Co.	52,115	2,766,785
		4,938,764
Beverages – 2.2%
The Coca-Cola Co.	6,370	266,775
Dr. Pepper Snapple Group, Inc.	13,195	913,754
PepsiCo, Inc.	15,610	1,501,214
		2,681,743
Capital Markets – 0.3%
Federated Investors, Inc., Class B	11,515	360,074
Chemicals – 2.4%
The Dow Chemical Co.	2,144	105,914
E.I. du Pont de Nemours & Co.	10,745	743,017

	Shares	Value
Chemicals – (continued)
LyondellBasell Industries N.V., Class A	13,020	$1,193,022
Olin Corp.	16,485	399,596
The Scotts Miracle-Gro Co., Class A	8,995	532,864
		2,974,413
Commercial Services & Supplies – 1.5%
KAR Auction Services, Inc.	3,780	114,761
Pitney Bowes, Inc.	22,925	567,164
R.R. Donnelley & Sons Co.	34,195	596,703
Republic Services, Inc.	4,130	158,592
Vectrus, Inc.*	798	19,503
Waste Management, Inc.	4,025	196,782
West Corp.	5,565	178,080
		1,831,585
Communications Equipment – 1.6%
Cisco Systems, Inc.	57,470	1,406,291
Harris Corp.	6,370	443,352
QUALCOMM, Inc.	1,785	140,140
		1,989,783
Consumer Finance – 0.6%
Navient Corp.	35,525	702,684
Santander Consumer USA Holdings, Inc.	1,155	21,368
SLM Corp.	7,140	68,187
		792,239
Containers & Packaging – 1.3%
Bemis Co., Inc.	15,645	601,863
Greif, Inc., Class A	9,450	416,367
Packaging Corp. of America	2,214	159,585
Sonoco Products Co.	10,430	426,274
		1,604,089
Distributors – 0.4%
Genuine Parts Co.	4,445	431,521
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,515	145,880

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	191

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	41,650	$1,451,086
CenturyLink, Inc.	8,190	339,721
Frontier Communications Corp.	130,515	853,568
Verizon Communications, Inc.	1,782	89,545
Windstream Holdings, Inc.	62,545	655,472
		3,389,392
Electric Utilities – 2.1%
American Electric Power Co., Inc.	5,390	314,453
Duke Energy Corp.	5,005	411,161
Entergy Corp.	9,170	770,463
Hawaiian Electric Industries, Inc.	5,040	141,926
Pinnacle West Capital Corp.	5,705	350,686
The Southern Co.	12,425	576,023
		2,564,712
Electrical Equipment – 0.1%
Emerson Electric Co.	1,568	100,446
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	3,570	134,625
Helmerich & Payne, Inc.	5,775	501,386
Noble Corp. PLC	8,470	177,192
North Atlantic Drilling Ltd.	8,890	55,029
RPC, Inc.	26,565	435,666
Schlumberger Ltd.	2,170	214,092
Seadrill Ltd.	6,125	140,875
Transocean Ltd.	6,580	196,281
		1,855,146
Food & Staples Retailing – 2.1%
Safeway, Inc.	19,950	695,457
Sysco Corp.	15,575	600,261
Wal-Mart Stores, Inc.	16,205	1,235,955
		2,531,673
Food Products – 0.9%
Archer-Daniels-Midland Co.	3,906	183,582
General Mills, Inc.	5,530	287,339
Kellogg Co.	5,110	326,836
Kraft Foods Group, Inc.	5,110	287,948
		1,085,705

	Shares	Value
Gas Utilities – 0.5%
AGL Resources, Inc.	10,675	$575,489
Health Care Equipment & Supplies – 0.2%
Abbott Laboratories	6,825	297,502
Health Care Providers & Services – 2.5%
Cardinal Health, Inc.	9,835	771,851
Owens & Minor, Inc.	5,285	176,096
UnitedHealth Group, Inc.	15,050	1,429,900
WellPoint, Inc.	5,845	740,503
		3,118,350
Hotels, Restaurants & Leisure – 2.9%
Brinker International, Inc.	10,710	574,484
Cracker Barrel Old Country Store, Inc.	4,410	508,693
Domino’s Pizza, Inc.	8,225	730,298
Las Vegas Sands Corp.	9,975	621,044
McDonald’s Corp.	11,025	1,033,373
Six Flags Entertainment Corp.	630	25,389
		3,493,281
Household Durables – 0.9%
Garmin Ltd.	2,625	145,635
Leggett & Platt, Inc.	13,090	515,484
Tupperware Brands Corp.	7,630	486,413
		1,147,532
Household Products – 2.4%
The Clorox Co.	6,930	689,535
Kimberly-Clark Corp.	8,820	1,007,861
The Procter & Gamble Co.	13,580	1,185,127
		2,882,523
Industrial Conglomerates – 1.7%
3M Co.	35	5,382
General Electric Co.	80,990	2,090,352
		2,095,734
Insurance – 5.8%
Allied World Assurance Co. Holdings AG	18,165	690,270
American National Insurance Co.	272	31,030
AmTrust Financial Services, Inc.	12,390	555,939
Arthur J Gallagher & Co.	567	27,046

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Cincinnati Financial Corp.	2,975	$150,148
Erie Indemnity Co., Class A	8,575	727,760
Everest Re Group Ltd.	3,185	543,520
First American Financial Corp.	2,415	73,223
FNF Group	6,972	208,044
FNFV Group*	2,321	31,194
Marsh & McLennan Cos., Inc.	13,510	734,539
Mercury General Corp.	2,730	145,018
Old Republic International Corp.	5,110	75,475
PartnerRe Ltd.	4,795	554,733
ProAssurance Corp.	12,110	566,506
The Travelers Cos., Inc.	9,800	987,840
Validus Holdings Ltd.	14,210	565,274
Willis Group Holdings PLC	10,605	429,821
		7,097,380
Internet Software & Services – 0.0%†
IAC/InterActiveCorp	175	11,846
IT Services – 4.4%
Accenture PLC, Class A	13,930	1,130,002
Automatic Data Processing, Inc.	3,815	311,991
Booz Allen Hamilton Holding Corp.	21,945	578,251
Broadridge Financial Solutions, Inc.	15,120	664,222
Fidelity National Information Services, Inc.	9,590	559,960
International Business Machines Corp.	3,710	609,924
Leidos Holdings, Inc.	15,120	552,938
Paychex, Inc.	13,895	652,231
Visa, Inc., Class A	210	50,700
The Western Union Co.	16,170	274,243
		5,384,462
Leisure Products – 0.1%
Hasbro, Inc.	2,030	116,786
Media – 1.2%
Cablevision Systems Corp., Class A	20,335	378,638
Comcast Corp., Class A	1,296	71,733
Gannett Co., Inc.	4,680	147,420

	Shares	Value
Media – (continued)
John Wiley & Sons, Inc., Class A	864	$50,449
Meredith Corp.	2,520	131,393
Omnicom Group, Inc.	982	70,566
Regal Entertainment Group, Class A	7,245	160,477
Time Warner Cable, Inc.	1,323	194,759
The Walt Disney Co.	2,660	243,071
		1,448,506
Metals & Mining – 0.1%
Commercial Metals Co.	5,360	92,674
Multiline Retail – 1.4%
Kohl’s Corp.	6,580	356,768
Macy’s, Inc.	7,210	416,882
Target Corp.	14,770	913,081
		1,686,731
Multi-Utilities – 3.8%
Ameren Corp.	2,835	120,034
CenterPoint Energy, Inc.	33,180	814,569
CMS Energy Corp.	17,955	586,590
Consolidated Edison, Inc.	7,280	461,261
Integrys Energy Group, Inc.	9,765	709,720
PG&E Corp.	552	27,777
Public Service Enterprise Group, Inc.	18,620	769,192
TECO Energy, Inc.	13,230	259,440
Vectren Corp.	13,370	600,982
Wisconsin Energy Corp.	5,355	265,929
		4,615,494
Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.	17,255	2,069,737
ConocoPhillips	35,490	2,560,603
CVR Energy, Inc.	6,790	329,858
Exxon Mobil Corp.	50,155	4,850,490
HollyFrontier Corp.	11,375	516,198
Kinder Morgan, Inc.	6,615	256,001
ONEOK, Inc.	6,965	410,517
PBF Energy, Inc., Class A	21,945	572,106
Spectra Energy Corp.	5,635	220,498
Teekay Corp.	1,476	86,287
		11,872,295

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	193

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 0.5%
Domtar Corp.	15,645	$642,540
Pharmaceuticals – 8.0%
Bristol-Myers Squibb Co.	17,465	1,016,288
Eli Lilly & Co.	5,155	341,931
Johnson & Johnson	7,980	860,085
Merck & Co., Inc.	59,430	3,443,374
Pfizer, Inc.	136,150	4,077,693
		9,739,371
Real Estate Investment Trusts (REITs) – 5.6%
Annaly Capital Management, Inc.	55,650	634,966
Columbia Property Trust, Inc.	10,150	256,084
Corrections Corp. of America	18,620	684,844
Digital Realty Trust, Inc.	7,385	509,491
EPR Properties	4,760	267,036
The Geo Group, Inc.	15,085	602,495
HCP, Inc.	6,300	277,011
Health Care REIT, Inc.	5,110	363,372
Highwoods Properties, Inc.	2,022	86,683
Hospitality Properties Trust	24,430	723,372
Medical Properties Trust, Inc.	1,974	26,629
MFA Financial, Inc.	7,175	60,127
National Health Investors, Inc.	10,990	724,351
National Retail Properties, Inc.	17,990	685,779
Omega Healthcare Investors, Inc.	11,760	448,762
Piedmont Office Realty Trust, Inc., Class A	3,688	71,732
Realty Income Corp.	2,205	101,496
WP Carey, Inc.	5,740	388,713
		6,912,943
Road & Rail – 0.1%
Landstar System, Inc.	1,760	130,258
Semiconductors & Semiconductor Equipment – 1.4%
KLA-Tencor Corp.	954	75,509
Linear Technology Corp.	5,355	229,408
Maxim Integrated Products, Inc.	4,204	123,346
Texas Instruments, Inc.	26,600	1,320,956
		1,749,219
Software – 1.1%
CA, Inc.	18,795	546,182
CDK Global, Inc.*	908	30,509

	Shares	Value
Software – (continued)
Microsoft Corp.	2,736	$128,455
Oracle Corp.	4,095	159,910
Symantec Corp.	19,495	483,866
		1,348,922
Specialty Retail – 2.8%
Best Buy Co., Inc.	9,710	331,499
Foot Locker, Inc.	3,096	173,407
GameStop Corp., Class A	12,460	532,790
The Home Depot, Inc.	16,905	1,648,576
L Brands, Inc.	1,142	82,361
Rent-A-Center, Inc.	3,066	94,954
Staples, Inc.	41,265	523,240
		3,386,827
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	63,035	6,807,780
Diebold, Inc.	2,800	99,204
Hewlett-Packard Co.	9,663	346,709
Lexmark International, Inc., Class A	10,150	438,074
Seagate Technology PLC	9,205	578,350
Western Digital Corp.	4,725	464,798
		8,734,915
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc.	9,205	316,468
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	6,370	101,602
People’s United Financial, Inc.	13,055	190,864
		292,466
Tobacco – 4.9%
Altria Group, Inc.	58,835	2,844,084
Lorillard, Inc.	13,545	833,018
Philip Morris International, Inc.	18,235	1,623,097
Reynolds American, Inc.	10,640	669,362
		5,969,561
Total Common Stocks (Cost $108,317,042)		120,106,636

Total Investment Securities (Cost $108,317,042) – 98.1%		120,106,636
Other assets less liabilities – 1.9%		2,355,335
Net Assets – 100.0%		$122,461,971

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,591,659
Aggregate gross unrealized depreciation	(818,092)
Net unrealized appreciation	$11,773,567
Federal income tax cost of investments	$108,333,069

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	23	12/19/14	$2,313,110	$107,776

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	195

Schedule of Investments

FlexShares®  Quality Dividend Dynamic Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.5%
The Boeing Co.	402	$50,214
Exelis, Inc.	1,308	23,348
Lockheed Martin Corp.	4,212	802,681
Northrop Grumman Corp.	3,484	480,652
Raytheon Co.	780	81,026
		1,437,921
Air Freight & Logistics – 0.0%†
United Parcel Service, Inc., Class B	104	10,911
Auto Components – 0.6%
Autoliv, Inc.	720	66,053
Cooper Tire & Rubber Co.	1,400	45,094
Dana Holding Corp.	21,606	442,059
Johnson Controls, Inc.	396	18,711
		571,917
Automobiles – 0.1%
Thor Industries, Inc.	1,482	78,383
Banks – 7.1%
Bank of America Corp.	14,794	253,865
Bank of Hawaii Corp.	4,160	243,568
Citigroup, Inc.	5,746	307,583
Fifth Third Bancorp	8,086	161,639
JPMorgan Chase & Co.	29,978	1,813,070
Trustmark Corp.	870	21,167
Webster Financial Corp.	1,202	37,671
Wells Fargo & Co.	70,590	3,747,623
		6,586,186
Beverages – 0.7%
The Coca-Cola Co.	5,720	239,554
Dr. Pepper Snapple Group, Inc.	5,300	367,025
PepsiCo, Inc.	936	90,015
		696,594
Building Products – 0.6%
Masco Corp.	26,130	576,689

	Shares	Value
Capital Markets – 2.4%
Ameriprise Financial, Inc.	4,810	$606,878
BlackRock, Inc.	624	212,852
Federated Investors, Inc., Class B	7,566	236,589
Invesco Ltd.	16,718	676,577
Janus Capital Group, Inc.	8,398	125,886
Waddell & Reed Financial, Inc., Class A	8,736	417,057
		2,275,839
Chemicals – 4.4%
Ashland, Inc.	2,140	231,270
The Dow Chemical Co.	19,110	944,034
E.I. du Pont de Nemours & Co.	12,740	880,971
Huntsman Corp.	9,490	231,556
LyondellBasell Industries N.V., Class A	9,542	874,333
Olin Corp.	16,198	392,640
Rockwood Holdings, Inc.	5,304	407,931
The Scotts Miracle-Gro Co., Class A	1,638	97,035
		4,059,770
Commercial Services & Supplies – 2.0%
Deluxe Corp.	9,698	589,638
KAR Auction Services, Inc.	2,652	80,515
Pitney Bowes, Inc.	16,250	402,025
R.R. Donnelley & Sons Co.	26,572	463,681
Vectrus, Inc.*	72	1,760
Waste Management, Inc.	2,652	129,656
West Corp.	5,538	177,216
		1,844,491
Communications Equipment – 2.0%
Cisco Systems, Inc.	53,508	1,309,341
Harris Corp.	5,850	407,160
QUALCOMM, Inc.	1,534	120,434
		1,836,935
Consumer Finance – 0.6%
Navient Corp.	24,648	487,537
SLM Corp.	7,930	75,732
		563,269

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES ANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – 0.9%
Avery Dennison Corp.	9,308	$436,080
Greif, Inc., Class A	2,418	106,537
MeadWestvaco Corp.	3,536	156,185
Packaging Corp. of America	1,422	102,498
		801,300
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	32,422	1,129,582
CenturyLink, Inc.	6,370	264,228
Frontier Communications Corp.	79,144	517,602
Windstream Holdings, Inc.	50,804	532,426
		2,443,838
Electric Utilities – 2.4%
American Electric Power Co., Inc.	7,384	430,783
Duke Energy Corp.	2,522	207,182
Entergy Corp.	6,006	504,624
Hawaiian Electric Industries, Inc.	3,432	96,645
Pinnacle West Capital Corp.	7,046	433,118
The Southern Co.	6,942	321,831
Westar Energy, Inc.	6,240	235,934
		2,230,117
Electrical Equipment – 0.6%
Eaton Corp. PLC	390	26,672
Emerson Electric Co.	7,488	479,681
Rockwell Automation, Inc.	350	39,323
		545,676
Electronic Equipment, Instruments & Components – 0.3%
AVX Corp.	8,866	128,025
TE Connectivity Ltd.	3,068	187,547
		315,572
Energy Equipment & Services – 2.0%
Diamond Offshore Drilling, Inc.	2,860	107,851
Helmerich & Payne, Inc.	5,642	489,839
National Oilwell Varco, Inc.	7,956	577,924
Noble Corp. PLC	5,460	114,223
North Atlantic Drilling Ltd.	8,606	53,271
RPC, Inc.	14,380	235,832
Schlumberger Ltd.	2,184	215,473

	Shares	Value
Energy Equipment & Services – (continued)
Seadrill Ltd.	4,186	$96,278
Transocean Ltd.	312	9,307
		1,899,998
Food & Staples Retailing – 1.1%
Safeway, Inc.	9,932	346,229
Sysco Corp.	14,118	544,108
Wal-Mart Stores, Inc.	1,300	99,151
		989,488
Food Products – 0.0%†
Kraft Foods Group, Inc.	390	21,977
Gas Utilities – 0.5%
AGL Resources, Inc.	7,904	426,105
Health Care Equipment & Supplies – 0.6%
Hill-Rom Holdings, Inc.	7,462	331,910
Medtronic, Inc.	3,224	219,748
		551,658
Health Care Providers & Services – 1.3%
Cardinal Health, Inc.	2,366	185,683
Owens & Minor, Inc.	5,174	172,398
WellPoint, Inc.	6,500	823,485
		1,181,566
Hotels, Restaurants & Leisure – 2.0%
Cracker Barrel Old Country Store, Inc.	3,068	353,894
International Game Technology	36,504	598,301
Las Vegas Sands Corp.	3,666	228,245
McDonald’s Corp.	52	4,874
Royal Caribbean Cruises Ltd.	2,496	169,653
Six Flags Entertainment Corp.	1,560	62,868
Starwood Hotels & Resorts Worldwide, Inc.	1,976	151,480
Wyndham Worldwide Corp.	2,444	189,825
Wynn Resorts Ltd.	324	61,563
		1,820,703
Household Durables – 1.8%
Garmin Ltd.	2,652	147,133
Leggett & Platt, Inc.	10,088	397,266
Newell Rubbermaid, Inc.	14,846	494,817

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	197

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Tupperware Brands Corp.	5,928	$377,910
Whirlpool Corp.	1,326	228,138
		1,645,264
Household Products – 0.3%
The Procter & Gamble Co.	3,068	267,744
Industrial Conglomerates – 1.8%
General Electric Co.	63,206	1,631,347
Insurance – 4.5%
Aflac, Inc.	4,134	246,924
American International Group, Inc.	7,670	410,882
American National Insurance Co.	82	9,355
Arthur J Gallagher & Co.	188	8,968
Assured Guaranty Ltd.	19,812	457,261
Cincinnati Financial Corp.	1,066	53,801
Erie Indemnity Co., Class A	980	83,173
Lincoln National Corp.	10,244	560,961
Mercury General Corp.	884	46,958
MetLife, Inc.	9,802	531,660
Old Republic International Corp.	9,958	147,080
Principal Financial Group, Inc.	11,336	593,666
Protective Life Corp.	8,736	608,724
Prudential Financial, Inc.	4,862	430,481
		4,189,894
Internet Software & Services – 0.1%
IAC/InterActiveCorp	1,898	128,476
IT Services – 3.7%
Accenture PLC, Class A	8,294	672,809
Broadridge Financial Solutions, Inc.	12,974	569,948
International Business Machines Corp.	2,184	359,050
Leidos Holdings, Inc.	3,614	132,164
Paychex, Inc.	10,010	469,869
Visa, Inc., Class A	156	37,663
The Western Union Co.	27,768	470,945
Xerox Corp.	51,818	688,143
		3,400,591

	Shares	Value
Leisure Products – 0.3%
Brunswick Corp.	3,224	$150,883
Hasbro, Inc.	1,248	71,798
Mattel, Inc.	520	16,156
		238,837
Machinery – 1.7%
Caterpillar, Inc.	6,838	693,442
The Manitowoc Co., Inc.	10,244	213,485
Terex Corp.	10,920	314,168
Trinity Industries, Inc.	10,504	375,098
		1,596,193
Media – 1.1%
Cablevision Systems Corp., Class A	23,556	438,613
Comcast Corp., Class A	432	23,911
Gannett Co., Inc.	1,440	45,360
The Interpublic Group of Cos., Inc.	5,226	101,332
Lamar Advertising Co., Class A	598	30,887
Meredith Corp.	880	45,883
Omnicom Group, Inc.	1,404	100,892
Regal Entertainment Group, Class A	4,706	104,238
The Walt Disney Co.	1,222	111,666
		1,002,782
Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	9,204	103,361
Steel Dynamics, Inc.	17,264	397,244
U.S. Silica Holdings, Inc.	1,612	72,379
		572,984
Multiline Retail – 0.1%
Macy’s, Inc.	1,568	90,662
Multi-Utilities – 3.5%
CenterPoint Energy, Inc.	15,418	378,512
Consolidated Edison, Inc.	7,384	467,850
DTE Energy Co.	5,720	469,955
Integrys Energy Group, Inc.	4,316	313,687
Public Service Enterprise Group, Inc.	13,702	566,030
TECO Energy, Inc.	21,372	419,105
Vectren Corp.	14,352	645,122
		3,260,261

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES ANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.	11,882	$1,425,246
ConocoPhillips	27,274	1,967,819
CVR Energy, Inc.	10,374	503,969
Exxon Mobil Corp.	17,446	1,687,203
Marathon Petroleum Corp.	5,980	543,582
Occidental Petroleum Corp.	10,998	978,052
ONEOK, Inc.	7,332	432,148
PBF Energy, Inc., Class A	15,808	412,115
Phillips 66	11,024	865,384
Teekay Corp.	800	46,768
Western Refining, Inc.	4,628	210,990
		9,073,276
Paper & Forest Products – 0.5%
Domtar Corp.	2,782	114,256
International Paper Co.	6,448	326,398
		440,654
Pharmaceuticals – 7.9%
Bristol-Myers Squibb Co.	9,880	574,917
Eli Lilly & Co.	5,100	338,283
Johnson & Johnson	5,668	610,897
Merck & Co., Inc.	52,598	3,047,528
Pfizer, Inc.	94,510	2,830,575
		7,402,200
Real Estate Investment Trusts (REITs) – 6.5%
Annaly Capital Management, Inc.	42,640	486,522
BioMed Realty Trust, Inc.	962	20,895
CBL & Associates Properties, Inc.	6,110	116,884
CBS Outdoor Americas, Inc.	2,756	83,865
Chimera Investment Corp.	988	3,082
Corrections Corp. of America	8,814	324,179
Digital Realty Trust, Inc.	7,774	536,328
EPR Properties	9,022	506,134
Gaming and Leisure Properties, Inc.	1,664	52,000
General Growth Properties, Inc.	8,060	208,835
The Geo Group, Inc.	13,390	534,797
HCP, Inc.	7,488	329,247
Hospitality Properties Trust	13,260	392,629
Host Hotels & Resorts, Inc.	7,436	173,333
LaSalle Hotel Properties	8,320	326,227

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Liberty Property Trust	3,154	$109,665
The Macerich Co.	1,290	90,945
Medical Properties Trust, Inc.	980	13,220
MFA Financial, Inc.	22,412	187,813
Omega Healthcare Investors, Inc.	11,336	432,582
Ryman Hospitality Properties, Inc.	4,082	201,447
Senior Housing Properties Trust	20,228	456,950
Washington Prime Group, Inc.	2,262	39,879
WP Carey, Inc.	6,786	459,548
		6,087,006
Semiconductors & Semiconductor Equipment – 1.9%
KLA-Tencor Corp.	2,028	160,516
Linear Technology Corp.	7,982	341,949
Maxim Integrated Products, Inc.	1,560	45,770
Microchip Technology, Inc.	360	15,520
Texas Instruments, Inc.	23,556	1,169,791
		1,733,546
Software – 0.7%
CA, Inc.	8,216	238,757
Compuware Corp.	1,198	12,160
Covisint Corp.*	168	485
Microsoft Corp.	2,292	107,609
Oracle Corp.	8,034	313,728
		672,739
Specialty Retail – 2.6%
Abercrombie & Fitch Co.,
Class A	9,698	324,689
Best Buy Co., Inc.	17,836	608,921
GameStop Corp., Class A	12,350	528,086
Guess?, Inc.	2,652	58,795
The Home Depot, Inc.	3,926	382,863
Rent-A-Center, Inc.	1,384	42,862
Staples, Inc.	40,092	508,367
		2,454,583
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	35,672	3,852,576
Diebold, Inc.	3,692	130,808
Hewlett-Packard Co.	42,042	1,508,467
Lexmark International, Inc., Class A	10,946	472,429

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	199

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Seagate Technology PLC	10,426	$655,066
Western Digital Corp.	6,006	590,810
		7,210,156
Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	12,688	436,214
Hanesbrands, Inc.	3,140	331,615
		767,829
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp, Inc.	11,362	181,224
People’s United Financial, Inc.	1,612	23,567
Radian Group, Inc.	8,866	149,392
		354,183
Tobacco – 4.8%
Altria Group, Inc.	44,928	2,171,820
Lorillard, Inc.	8,788	540,462
Philip Morris International, Inc.	13,130	1,168,701
Reynolds American, Inc.	9,386	590,473
		4,471,456
Total Common Stocks (Cost $85,175,883)		92,459,566

Total Investment Securities (Cost $85,175,883) – 99.3%		92,459,566
Other assets less liabilities – 0.7%		691,162
Net Assets – 100.0%		$93,150,728
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,005,087
Aggregate gross unrealized depreciation	(1,744,074)
Net unrealized appreciation	$7,261,013
Federal income tax cost of investments	$85,198,553

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	7	12/19/14	$703,990	$13,867

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares®  International Quality Dividend Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 97.7%
Aerospace & Defense – 0.6%
BAE Systems PLC	256,788	$1,884,442
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	18,648	585,387
Toll Holdings Ltd.	125,748	625,614
		1,211,001
Auto Components – 1.1%
Bridgestone Corp.	38,100	1,240,999
Cie Generale des Etablissements Michelin	8,568	742,744
Valeo S.A.	8,568	958,944
Xinyi Glass Holdings Ltd.	1,008,000	595,296
		3,537,983
Automobiles – 2.1%
Daihatsu Motor Co. Ltd.	75,600	1,056,060
Fuji Heavy Industries Ltd.	25,200	809,016
Porsche Automobil Holding SE (Preference)	9,450	773,501
Tofas Turk Otomobil Fabrikasi A/S	437,472	2,748,732
Toyota Motor Corp.	25,200	1,460,681
		6,847,990
Banks – 13.2%
Aozora Bank Ltd.	756,000	2,636,778
Australia & New Zealand Banking Group Ltd.	112,392	3,309,551
Banco Santander S.A.	506,394	4,458,992
Bank Handlowy w Warszawie S.A.	21,546	729,178
Bank of China Ltd., Class H	7,056,000	3,375,511
BNP Paribas S.A.	14,112	886,522
Canadian Imperial Bank of Commerce	37,802	3,449,774
China Citic Bank Corp. Ltd., Class H	1,386,000	902,530
China Construction Bank Corp., Class H	5,544,000	4,131,979
Commonwealth Bank of Australia	137,844	9,751,349

	Shares	Value
Banks – (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	758,700	$2,019,013
Mizuho Financial Group, Inc.	1,121,400	2,000,624
Royal Bank of Canada	3,024	214,600
Swedbank AB, Class A	42,084	1,110,639
Westpac Banking Corp.	144,774	4,425,975
		43,403,015
Beverages – 0.2%
Coca-Cola Amatil Ltd.	62,622	503,659
Building Products – 0.2%
Cie de St-Gobain	18,144	778,479
Capital Markets – 2.5%
Ashmore Group PLC	74,340	378,920
Banca Generali SpA	93,870	2,487,446
Daiwa Securities Group, Inc.	252,000	1,935,436
ICAP PLC	104,202	697,838
IGM Financial, Inc.	38,052	1,521,472
Macquarie Group Ltd.	8,316	447,138
Macquarie Korea Infrastructure Fund	120,470	803,712
		8,271,962
Chemicals – 2.3%
BASF SE	36,162	3,182,389
Hitachi Chemical Co. Ltd.	12,600	217,821
Mitsubishi Chemical Holdings Corp.	138,600	674,300
Nitto Denko Corp.	26,900	1,428,444
Synthos S.A.	1,708,812	2,124,200
		7,627,154
Commercial Services & Supplies – 0.5%
Bilfinger SE	10,458	674,402
Toppan Printing Co. Ltd.	126,000	839,588
		1,513,990
Communications Equipment – 0.4%
Nokia Oyj	90,342	753,842
Telefonaktiebolaget LM Ericsson, Class A	55,566	615,711
		1,369,553

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	201

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.5%
ACS Actividades de Construccion y Servicios S.A.	27,884	$1,032,355
Eiffage S.A.	5,166	274,336
Leighton Holdings Ltd.	130,410	2,517,283
Vinci S.A.	22,302	1,270,671
		5,094,645
Construction Materials – 0.1%
Taiwan Cement Corp.	264,000	403,163
Consumer Finance – 0.5%
Provident Financial PLC	45,360	1,540,644
Diversified Financial Services – 1.3%
Industrivarden AB, Class C	137,844	2,404,738
Investor AB, Class A	56,574	1,978,494
		4,383,232
Diversified Telecommunication Services – 3.2%
BCE, Inc.	4,819	213,926
Belgacom S.A.	48,258	1,820,524
Bezeq The Israeli Telecommunication Corp. Ltd.	1,344,546	2,277,840
Elisa Oyj	21,798	598,105
Spark New Zealand Ltd.	688,716	1,690,298
TDC A/S	23,058	175,860
Telecom Egypt Co.	569,455	1,083,151
Telefonica Deutschland
Holding AG*	105,622	518,881
Telefonica S.A.	143,262	2,153,018
		10,531,603
Electric Utilities – 1.5%
CEZ A/S	7,560	209,069
Cia Paranaense de Energia	52,000	519,057
EDP – Energias de Portugal S.A.	587,034	2,523,483
Light S.A.	201,600	1,672,159
		4,923,768
Electrical Equipment – 0.2%
Alstom S.A.*	17,661	614,259

	Shares	Value
Electronic Equipment, Instruments & Components – 1.7%
Delta Electronics Thailand PCL (NVDR)	71,600	$141,793
Hoya Corp.	75,600	2,635,092
Omron Corp.	63,000	2,911,021
		5,687,906
Energy Equipment & Services – 0.3%
Ensco PLC	17,262	700,665
TGS Nopec Geophysical Co. ASA	8,820	205,769
		906,434
Food & Staples Retailing – 1.3%
J Sainsbury PLC	145,656	572,083
Koninklijke Ahold N.V.	94,122	1,573,126
Lawson, Inc.	26,200	1,755,158
Metcash Ltd.	176,274	438,494
		4,338,861
Food Products – 2.0%
Nestle S.A. (Registered)	35,784	2,617,480
Orkla ASA	69,048	527,244
Unilever N.V. (CVA)	86,940	3,370,750
		6,515,474
Gas Utilities – 0.8%
Enagas S.A.	67,536	2,263,474
Gas Natural SDG S.A.	18,900	544,873
		2,808,347
Hotels, Restaurants & Leisure – 1.1%
OPAP S.A.	49,770	602,990
Sands China Ltd.	151,200	941,685
Tatts Group Ltd.	196,764	600,156
TUI Travel PLC	16,758	106,866
Wynn Macau Ltd.	352,800	1,273,778
		3,525,475
Household Durables – 0.3%
Berkeley Group Holdings PLC	18,396	671,023
Husqvarna AB, Class B	60,354	447,746
		1,118,769

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Products – 0.0%†
Svenska Cellulosa AB S.C.A., Class A	126	$2,821
Independent Power and Renewable Electricity Producers – 1.4%
AES Tiete S.A.	355,200	2,164,397
AES Tiete S.A. (Preference)	302,400	2,306,101
		4,470,498
Industrial Conglomerates – 0.1%
Siemens AG (Registered)	2,142	241,293
Insurance – 6.8%
Allianz SE (Registered)	19,278	3,060,237
AXA S.A.	75,474	1,740,875
Baloise Holding AG (Registered)	5,544	696,420
CNP Assurances	35,532	663,764
Friends Life Group Ltd.	529,578	2,739,992
Gjensidige Forsikring ASA	119,952	2,176,584
Great-West Lifeco, Inc.	13,482	377,632
Insurance Australia Group Ltd.	93,492	535,810
Legal & General Group PLC	300,006	1,108,718
Mapfre S.A.	69,552	237,984
Mediolanum SpA	137,340	923,173
Muenchener Rueckversicherungs AG (Registered)	16,254	3,194,193
Power Financial Corp.	20,412	597,632
Standard Life PLC	85,428	538,078
Swiss Re AG*	4,914	396,715
Zurich Insurance Group AG*	11,592	3,502,471
		22,490,278
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	113,400	2,733,213
Machinery – 2.9%
Hino Motors Ltd.	214,200	3,030,384
Hitachi Construction Machinery Co. Ltd.	37,800	753,606
Komatsu Ltd.	26,200	609,865
Metso Oyj	71,820	2,342,264
Turk Traktor Ve Ziraat Makineleri A/S	84,546	2,669,433
		9,405,552

	Shares	Value
Marine – 0.1%
Seaspan Corp.	12,600	$257,040
Media – 1.6%
CTC Media, Inc.	60,984	387,858
Lagardere SCA	93,492	2,274,198
ProSiebenSat.1 Media AG (Registered)	61,992	2,497,472
		5,159,528
Metals & Mining – 4.5%
Antofagasta PLC	201,222	2,261,523
BHP Billiton Ltd.	13,860	413,733
Eregli Demir Ve Celik Fabrikalari TAS	1,420,272	2,961,832
Kumba Iron Ore Ltd.	86,940	2,167,794
MMC Norilsk Nickel OJSC (ADR)	179,928	3,349,187
Rio Tinto PLC	34,398	1,635,265
Shougang Fushan Resources Group Ltd.	6,048,000	1,364,762
Vedanta Resources PLC	41,076	540,181
Voestalpine AG	756	30,268
		14,724,545
Multiline Retail – 0.2%
Marks & Spencer Group PLC	82,908	539,448
Multi-Utilities – 1.2%
E.ON SE	64,386	1,107,588
GDF Suez	111,762	2,710,215
		3,817,803
Oil, Gas & Consumable Fuels – 9.7%
Baytex Energy Corp.	40,572	1,239,345
BP PLC	68,349	490,973
Canadian Oil Sands Ltd.	93,492	1,464,427
Crescent Point Energy Corp.	20,008	661,048
Dragon Oil PLC	78,120	670,454
Ecopetrol S.A.	1,053,108	1,405,336
Enerplus Corp.	96,138	1,376,263
Eni SpA	228,942	4,876,304
Gazprom OAO (ADR)	284,635	1,886,561
Indo Tambangraya Megah Tbk PT	1,045,800	1,832,422

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	203

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Neste Oil Oyj	8,442	$182,453
Royal Dutch Shell PLC, Class A	42,210	1,509,626
Royal Dutch Shell PLC, Class B	130,914	4,843,364
Surgutneftegas OAO (Preference) (ADR)	454,612	3,082,269
TonenGeneral Sekiyu KK	126,000	1,093,600
Total S.A.	82,656	4,910,801
Vermilion Energy, Inc.	8,064	457,469
		31,982,715
Paper & Forest Products – 0.1%
Stora Enso Oyj, Class R	21,672	178,530
Pharmaceuticals – 7.6%
AstraZeneca PLC	68,292	4,964,090
Bayer AG (Registered)	1,638	232,828
Eisai Co. Ltd.	37,800	1,450,228
GlaxoSmithKline PLC	393,750	8,929,413
Novartis AG (Registered)	19,530	1,812,072
Orion Oyj, Class A	69,426	2,335,516
Orion Oyj, Class B	90,846	3,083,409
Roche Holding AG	6,300	1,857,042
Sanofi S.A.	5,058	466,796
		25,131,394
Professional Services – 0.2%
Adecco S.A. (Registered)*	4,662	315,095
Randstad Holding N.V.	11,340	499,691
		814,786
Real Estate Investment Trusts (REITs) – 3.0%
Calloway Real Estate Investment Trust	78,246	1,914,076
CapitaCommercial Trust	630,000	818,436
Dream Office Real Estate Investment Trust	85,428	2,161,746
Gecina S.A.	4,536	613,781
ICADE	3,654	290,663
Japan Retail Fund Investment Corp.	8	15,964
Klepierre	9,198	397,584
Novion Property Group	737,604	1,361,543
Redefine Properties Ltd.	139,482	126,136

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
RioCan Real Estate Investment Trust	77,994	$1,836,659
Stockland	133,434	497,303
		10,033,891
Real Estate Management & Development – 3.8%
Agile Property Holdings Ltd.	208,000	117,206
Daito Trust Construction Co. Ltd.	25,300	3,120,044
Evergrande Real Estate Group Ltd.	6,048,000	2,323,994
Guangzhou R&F Properties Co. Ltd., Class H	2,066,400	2,251,532
KWG Property Holding Ltd.	3,782,044	2,623,710
Ruentex Development Co. Ltd.	1,512,000	2,251,857
		12,688,343
Semiconductors & Semiconductor Equipment – 0.5%
Radiant Opto-Electronics Corp.	517,800	1,804,507
Software – 0.3%
The Sage Group PLC	137,970	833,702
Specialty Retail – 0.0%†
Hennes & Mauritz AB, Class B	3,654	145,019
Technology Hardware, Storage & Peripherals – 2.0%
Asustek Computer, Inc.	145,000	1,477,816
Canon, Inc.	63,000	1,904,527
Chicony Electronics Co. Ltd.	128,480	368,757
Inventec Corp.	2,394,000	1,660,724
Quanta Computer, Inc.	394,000	989,647
Samsung Electronics Co. Ltd.	90	104,760
Wistron Corp.	186,202	195,284
		6,701,515
Textiles, Apparel & Luxury Goods – 1.3%
Bosideng International Holdings Ltd.	6,048,000	896,843
Li & Fung Ltd.	756,000	921,214
Ruentex Industries Ltd.	1,134,000	2,419,628
		4,237,685

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 3.7%
British American Tobacco Malaysia Bhd	43,700	$923,356
British American Tobacco PLC	163,422	9,273,656
Imperial Tobacco Group PLC	29,610	1,284,243
Japan Tobacco, Inc.	25,200	846,556
		12,327,811
Trading Companies & Distributors – 0.5%
ITOCHU Corp.	37,800	450,646
Marubeni Corp.	63,000	397,877
Rexel S.A.	40,824	685,644
		1,534,167
Transportation Infrastructure – 1.8%
EcoRodovias Infraestruturae Logistica S.A.	403,200	1,820,887
Hutchison Port Holdings Trust, Class U	1,008,000	680,400
Jiangsu Expressway Co. Ltd., Class H	1,512,000	1,688,405
Sydney Airport	162,036	628,115
Transurban Group	172,494	1,232,689
		6,050,496
Wireless Telecommunication Services – 4.3%
Freenet AG	97,902	2,561,784
Mobile Telesystems OJSC (ADR)	174,413	2,494,106
Tele2 AB, Class B	201,726	2,554,201
Vodacom Group Ltd.	209,286	2,535,416
Vodafone Group PLC	1,249,542	4,144,092
		14,289,599
Total Common Stocks (Cost $328,538,240)		321,937,987

	No. of Rights	Value
RIGHTS – 0.0%†
Agile Property Holdings Ltd., expiring 11/11/14 at 3.80 HKD*	26,000	$1,710
Banco Santander S.A., expiring 11/03/14 at 1.00 EUR*	470,223	89,549
Total Rights (Cost $–)		91,259
Total Investment Securities (Cost $328,538,240) – 97.7%		322,029,246
Other assets less liabilities – 2.3%		7,456,068
Net Assets – 100.0%		$329,485,314

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,441,029
Aggregate gross unrealized depreciation	(16,411,411)
Net unrealized depreciation	$(6,970,382)
Federal income tax cost of investments	$328,999,628

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	205

FlexShares®  International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	41	12/19/14	$3,763,800	$(13,686)
MSCI Emerging Markets Mini Index Futures Contracts	40	12/19/14	2,027,200	(30,526)
SGX S&P CNX Nifty Index Futures Contracts	103	11/27/14	1,722,263	54,240
				$10,028

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
EUR 73,000	UBS AG	USD 94,567	12/17/14	$(3,079)
GBP 36,000	Citibank N.A.	USD 58,390	12/17/14	(815)
INR 13,547,820	Morgan Stanley	USD 220,000	12/17/14	(1,368)
INR 9,250,800	Morgan Stanley	USD 150,000	12/17/14	(713)
INR 76,656,800	UBS AG	USD 1,240,000	12/17/14	(2,931)
JPY 5,127,000	Morgan Stanley	USD 47,807	12/17/14	(2,052)
				$(10,958)

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	8.3%
Austria	0.0	†
Belgium	0.5
Brazil	2.6
Canada	5.3
China	6.0
Colombia	0.4
Czech Republic	0.1
Denmark	0.0	†
Egypt	0.3
Finland	2.9
France	6.2
Germany	5.7
Greece	0.2
Hong Kong	1.1
Indonesia	0.6
Ireland	0.2
Israel	0.7
Italy	2.5
Japan	11.5
Malaysia	0.3
Mexico	0.6
Netherlands	1.6
New Zealand	0.5
Norway	0.9
Poland	0.9
Portugal	0.8
Russia	3.4
Singapore	0.5
South Africa	1.5
South Korea	0.3
Spain	3.3
Sweden	2.8
Switzerland	3.4
Taiwan	3.5
Thailand	0.0	†
Turkey	2.5
United Kingdom	15.8
Other[1]	2.3
	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	207

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 98.3%
Aerospace & Defense – 1.1%
Airbus Group N.V.	5,073	$302,544
BAE Systems PLC	54,652	401,064
		703,608
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	7,930	248,934
Auto Components – 0.1%
Nokian Renkaat Oyj	2,730	76,925
Automobiles – 2.5%
Daihatsu Motor Co. Ltd.	16,100	224,902
Fuji Heavy Industries Ltd.	24,100	773,702
Tofas Turk Otomobil Fabrikasi A/S	82,836	520,477
Toyota Motor Corp.	2,600	150,705
		1,669,786
Banks – 14.3%
Aozora Bank Ltd.	157,000	547,585
Australia & New Zealand Banking Group Ltd.	19,422	571,910
Banco Santander S.A.	102,021	898,334
Bank of Montreal	6,266	454,229
The Bank of Nova Scotia	6,890	421,790
Banque Cantonale Vaudoise (Registered)	260	139,124
Canadian Imperial Bank of Commerce	7,878	718,939
China Citic Bank Corp. Ltd., Class H	78,000	50,792
Commonwealth Bank of Australia	26,650	1,885,272
Grupo Financiero Santander Mexico SAB de CV, Class B	231,400	615,790
Industrial & Commercial Bank of China Ltd., Class H	338,000	223,584
Intesa Sanpaolo SpA	29,043	74,013
Mizuho Financial Group, Inc.	254,800	454,574
National Bank of Canada	8,814	411,833
Royal Bank of Canada	1,144	81,184
Sumitomo Mitsui Financial Group, Inc.	18,200	714,249
Swedbank AB, Class A	11,752	310,147

	Shares	Value
Banks – (continued)
Westpac Banking Corp.	30,732	$939,527
		9,512,876
Beverages – 0.2%
Coca-Cola Amatil Ltd.	17,264	138,852
Capital Markets – 2.4%
Banca Generali SpA	15,808	418,894
Coronation Fund Managers Ltd.	24,752	213,978
ICAP PLC	18,252	122,233
IGM Financial, Inc.	7,956	318,113
Macquarie Korea Infrastructure Fund	81,978	546,914
		1,620,132
Chemicals – 1.0%
BASF SE	1,014	89,236
K+S AG (Registered)	315	8,787
Mitsubishi Chemical Holdings Corp.	13,000	63,246
Synthos S.A.	364,442	453,033
Yara International ASA	572	26,240
		640,542
Commercial Services & Supplies – 0.3%
Bilfinger SE	2,288	147,546
Dai Nippon Printing Co. Ltd.	3,000	28,955
		176,501
Communications Equipment – 0.7%
Telefonaktiebolaget LM Ericsson, Class A	38,870	430,707
Construction & Engineering – 0.9%
ACS Actividades de Construccion y Servicios S.A.	5,807	214,994
Bouygues S.A.	266	9,181
Eiffage S.A.	144	7,647
Leighton Holdings Ltd.	9,906	191,214
Taisei Corp.	28,000	153,606
Vinci S.A.	572	32,590
		609,232

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – 0.6%
Fletcher Building Ltd.	60,944	$407,712
Consumer Finance – 0.5%
Provident Financial PLC	9,750	331,157
Diversified Financial Services – 0.9%
Investor AB, Class A	17,576	614,664
Diversified Telecommunication Services – 3.1%
BCE, Inc.	2,454	108,938
Belgacom S.A.	9,594	361,932
Bezeq The Israeli Telecommunication Corp. Ltd.	291,408	493,684
Elisa Oyj	3,588	98,449
Spark New Zealand Ltd.	137,930	338,518
TDC A/S	5,876	44,815
Telecom Egypt Co.	161,774	307,708
Telefonica Deutschland Holding AG*	19,104	93,851
Telstra Corp. Ltd.	41,860	207,156
		2,055,051
Electric Utilities – 1.7%
CEZ A/S	9,334	258,128
Cia Paranaense de Energia (Preference)	3,200	45,141
EDP – Energias de Portugal S.A.	35,698	153,455
Fortum Oyj	17,550	406,565
Light S.A.	31,200	258,787
		1,122,076
Energy Equipment & Services – 0.5%
Fugro N.V. (CVA)	1,950	26,924
WorleyParsons Ltd.	23,894	284,798
		311,722
Food & Staples Retailing – 1.2%
J Sainsbury PLC	34,216	134,388
Kesko Oyj, Class A	1,950	70,851
Kesko Oyj, Class B	6,734	254,967
Lawson, Inc.	3,400	227,769
Metcash Ltd.	43,394	107,946
		795,921

	Shares	Value
Food Products – 2.3%
Nestle S.A. (Registered)	7,722	$564,838
Orkla ASA	22,984	175,504
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	495,600	79,764
Unilever N.V. (CVA)	19,032	737,889
		1,557,995
Gas Utilities – 0.6%
Gas Natural SDG S.A.	1,560	44,974
Snam SpA	60,008	324,043
		369,017
Hotels, Restaurants & Leisure – 0.4%
Grand Korea Leisure Co. Ltd.	520	18,611
GTECH SpA	2,496	58,073
OPAP S.A.	5,730	69,422
Sands China Ltd.	10,800	67,263
Tatts Group Ltd.	23,836	72,703
		286,072
Household Durables – 0.3%
Berkeley Group Holdings PLC	4,628	168,813
Sekisui House Ltd.	3,300	40,093
		208,906
Independent Power and Renewable Electricity Producers – 1.5%
AES Tiete S.A.	97,400	593,503
AES Tiete S.A. (Preference)	50,900	388,163
		981,666
Industrial Conglomerates – 1.5%
Boustead Holdings Bhd	124,800	191,606
HAP Seng Consolidated Bhd	543,400	726,901
Siemens AG (Registered)	780	87,866
		1,006,373
Insurance – 6.8%
Admiral Group PLC	18,382	392,603
AXA S.A.	13,000	299,856
Baloise Holding AG (Registered)	390	48,991
CNP Assurances	2,158	40,313
Euler Hermes Group	182	17,823
Friends Life Group Ltd.	107,562	556,517

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	209

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Gjensidige Forsikring ASA	28,002	$508,109
Great-West Lifeco, Inc.	2,600	72,826
Insurance Australia Group Ltd.	34,684	198,777
Mediolanum SpA	1,572	10,567
Muenchener Rueckversicherungs AG (Registered)	3,432	674,447
Power Financial Corp.	3,640	106,574
RSA Insurance Group PLC*	3,038	23,490
Sampo Oyj, Class A	10,244	489,901
SCOR SE	416	12,738
Sun Life Financial, Inc.	5,538	196,921
Suncorp Group Ltd.	7,124	91,738
Tryg A/S	182	19,668
Zurich Insurance Group AG*	2,496	754,155
		4,516,014
Internet Software & Services – 0.4%
Kakaku.com, Inc.	20,800	275,898
Leisure Products – 0.1%
Sankyo Co. Ltd.	2,600	93,466
Machinery – 2.4%
Hino Motors Ltd.	39,000	551,751
Kone Oyj, Class B	11,206	481,572
Kubota Corp.	1,000	15,499
Metso Oyj	4,706	153,477
NSK Ltd.	2,000	25,387
Turk Traktor Ve Ziraat Makineleri A/S	12,350	389,935
		1,617,621
Media – 2.0%
CTC Media, Inc.	13,026	82,845
Lagardere SCA	20,904	508,491
Reed Elsevier N.V.	20,878	480,393
Shaw Communications, Inc., Class B	10,738	275,629
		1,347,358
Metals & Mining – 4.2%
Agnico Eagle Mines Ltd.	1,795	42,286
Antofagasta PLC	33,332	374,617

	Shares	Value
Metals & Mining – (continued)
BHP Billiton Ltd.	4,342	$129,612
Eregli Demir Ve Celik Fabrikalari TAS	253,552	528,757
Koza Altin Isletmeleri A/S	8,138	52,599
Kumba Iron Ore Ltd.	15,652	390,273
MMC Norilsk Nickel OJSC (ADR)	35,730	664,935
Polymetal International PLC	36,764	302,907
Shougang Fushan Resources Group Ltd.	782,000	176,462
Zijin Mining Group Co. Ltd., Class H	572,000	146,776
		2,809,224
Multiline Retail – 0.0%†
Marks & Spencer Group PLC	3,094	20,131
Multi-Utilities – 1.4%
E.ON SE	27,612	474,990
GDF Suez	19,448	471,612
		946,602
Oil, Gas & Consumable Fuels – 9.0%
ARC Resources Ltd.	3,752	88,455
Baytex Energy Corp.	3,926	119,927
BP PLC	22,497	161,603
Canadian Oil Sands Ltd.	12,012	188,152
Crescent Point Energy Corp.	3,753	123,996
Ecopetrol S.A.	360,984	481,721
Eni SpA	41,574	885,497
Indo Tambangraya Megah Tbk PT	192,400	337,118
Royal Dutch Shell PLC, Class A	3,770	134,833
Royal Dutch Shell PLC, Class B	22,100	817,623
Statoil ASA	16,536	374,760
Surgutneftegas OAO (Preference) (ADR)	76,535	518,907
Tambang Batubara Bukit Asam Persero Tbk PT	93,200	99,871
TonenGeneral Sekiyu KK	26,000	225,663
Total S.A.	18,798	1,116,837
TransCanada Corp.	3,406	167,815
Tupras Turkiye Petrol Rafinerileri A/S	1,155	25,101
Vermilion Energy, Inc.	1,638	92,923
		5,960,802

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 0.0%†
Stora Enso Oyj, Class R	3,354	$27,630
Pharmaceuticals – 8.0%
Astellas Pharma, Inc.	18,500	280,376
AstraZeneca PLC	12,220	888,262
Bayer AG (Registered)	364	51,739
Eisai Co. Ltd.	5,500	211,012
GlaxoSmithKline PLC	86,060	1,951,658
Novartis AG (Registered)	4,212	390,806
Orion Oyj, Class B	17,082	579,781
Roche Holding AG	2,210	651,439
Teva Pharmaceutical Industries Ltd.	6,136	339,765
		5,344,838
Real Estate Investment Trusts (REITs) – 3.1%
Boardwalk Real Estate Investment Trust	5,018	317,784
Calloway Real Estate Investment Trust	22,308	545,704
CapitaCommercial Trust	104,000	135,107
Dream Office Real Estate Investment Trust	20,774	525,684
Gecina S.A.	650	87,953
Mirvac Group	40,534	63,955
Novion Property Group	74,282	137,117
Redefine Properties Ltd.	18,642	16,858
RioCan Real Estate Investment Trust	4,966	116,943
Stockland	32,396	120,739
		2,067,844
Real Estate Management & Development – 4.0%
Agile Property Holdings Ltd.	728,000	410,223
Country Garden Holdings Co. Ltd.	1,216,533	478,443
Daito Trust Construction Co. Ltd.	5,200	641,274
Evergrande Real Estate Group Ltd.	1,359,000	522,207
Ruentex Development Co. Ltd.	312,000	464,669
Swiss Prime Site AG (Registered)*	1,846	140,207
		2,657,023
Semiconductors & Semiconductor Equipment – 0.9%
Radiant Opto-Electronics Corp.	138,120	481,342
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	111,551
		592,893

	Shares	Value
Specialty Retail – 2.1%
Fast Retailing Co. Ltd.	600	$216,039
Hennes & Mauritz AB, Class B	17,056	676,916
Hikari Tsushin, Inc.	2,600	169,769
Sanrio Co. Ltd.	10,400	298,256
		1,360,980
Technology Hardware, Storage & Peripherals – 2.6%
Asustek Computer, Inc.	54,000	550,359
Canon, Inc.	5,900	178,361
Chicony Electronics Co. Ltd.	26,090	74,882
Inventec Corp.	780,000	541,088
Lite-On Technology Corp.	78,264	109,613
Quanta Computer, Inc.	52,000	130,613
Samsung Electronics Co. Ltd.	21	24,444
Wistron Corp.	81,163	85,122
		1,694,482
Textiles, Apparel & Luxury Goods – 1.1%
Bosideng International Holdings Ltd.	1,144,000	169,641
Grendene S.A.	6,600	47,050
Ruentex Industries Ltd.	234,000	499,288
		715,979
Tobacco – 4.0%
British American Tobacco PLC	24,050	1,364,758
Imperial Tobacco Group PLC	12,558	544,665
Japan Tobacco, Inc.	18,600	624,839
Swedish Match AB	2,990	96,808
		2,631,070
Trading Companies & Distributors – 0.5%
ITOCHU Corp.	13,000	154,984
Rexel S.A.	9,256	155,456
		310,440
Transportation Infrastructure – 2.0%
Auckland International Airport Ltd.	34,866	104,963
EcoRodovias Infraestruturae Logistica S.A.	88,400	399,222
Hutchison Port Holdings Trust, Class U	156,000	105,300
SIA Engineering Co. Ltd.	78,000	288,821
Sydney Airport	44,174	171,236
Transurban Group	38,153	272,652
		1,342,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	211

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – 4.7%
Advanced Info Service PCL (NVDR)	18,300	$134,286
Freenet AG	20,696	541,548
Mobile Telesystems OJSC (ADR)	30,561	437,022
Tele2 AB, Class B	42,224	534,629
Vodafone Group PLC	437,944	1,452,437
		3,099,922
Total Common Stocks (Cost $67,063,605)		65,308,838
	No. of Rights
RIGHTS – 0.0%†
Agile Property Holdings Ltd., expiring 11/11/14 at 3.80 HKD*	77,000	5,064
Banco Santander S.A., expiring 11/03/14 at 1.00 EUR*	86,262	16,428
Total Rights (Cost $–)		21,492
Total Investment Securities (Cost $67,063,605) – 98.3%		65,330,330
Other assets less liabilities – 1.7%		1,110,424
Net Assets – 100.0%		$66,440,754
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,811,494
Aggregate gross unrealized depreciation	(3,654,432)
Net unrealized depreciation	$(1,842,938)
Federal income tax cost of investments	$67,173,268

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini MSCI EAFE Index Futures Contracts	3	12/19/14	$275,400	$5,619
MSCI Emerging Markets Mini Index Futures Contracts	2	12/19/14	101,360	3,691
SGX S&P CNX Nifty Index Futures Contracts	46	11/27/14	769,166	24,267
				$33,577

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of October 31, 2014:

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Appreciation (Depreciation)
EUR 347,643	Morgan Stanley	USD 450,000	12/17/14	$(14,314)
GBP 116,016	UBS AG	USD 190,000	12/17/14	(4,456)
HKD 1,937,838	UBS AG	USD 250,000	12/17/14	(113)
INR 38,328,400	UBS AG	USD 620,000	12/17/14	(1,465)
INR 6,172,000	UBS AG	USD 100,000	12/17/14	(398)
RUB 30,553,250	UBS AG	USD 790,000	12/17/14	(88,666)
RUB 2,136,500	UBS AG	USD 50,000	12/17/14	(958)
SEK 818,242	UBS AG	USD 115,000	12/17/14	(4,420)
SGD 152,022	UBS AG	USD 120,000	12/17/14	(1,762)
USD 57,460	Morgan Stanley	AUD 64,000	12/17/14	1,377
USD 340,701	UBS AG	EUR 263,000	12/17/14	11,094
USD 170,303	Citibank N.A.	GBP 105,000	12/17/14	2,377
USD 249,955	Citibank N.A.	HKD 1,937,000	12/17/14	176
USD 100,000	UBS AG	RUB 4,151,000	12/17/14	4,716
USD 97,748	Morgan Stanley	SEK 697,000	12/17/14	3,553
USD 123,481	Citibank N.A.	SGD 156,000	12/17/14	2,149
				$(91,110)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	213

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	8.4%
Belgium	0.5
Brazil	2.6
Canada	8.3
China	3.3
Colombia	0.7
Czech Republic	0.4
Denmark	0.1
Egypt	0.5
Finland	4.0
France	4.2
Germany	3.6
Greece	0.1
Hong Kong	0.1
Indonesia	0.8
Israel	1.2
Italy	2.7
Japan	11.0
Malaysia	1.4
Mexico	0.9
Netherlands	2.3
New Zealand	1.3
Norway	1.6
Poland	0.7
Portugal	0.2
Russia	2.6
Singapore	0.8
South Africa	0.9
South Korea	0.9
Spain	1.8
Sweden	4.0
Switzerland	4.0
Taiwan	4.6
Thailand	0.2
Turkey	2.3
United Kingdom	15.3
Other[1]	1.7
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

October 31, 2014

	Shares	Value
COMMON STOCKS – 97.5%
Aerospace & Defense – 0.3%
BAE Systems PLC	41,839	$307,036
Air Freight & Logistics – 0.1%
Toll Holdings Ltd.	33,626	167,294
Auto Components – 2.8%
Aisin Seiki Co. Ltd.	8,600	280,005
Cie Generale des Etablissements Michelin	5,246	454,766
Continental AG	3,569	700,476
GKN PLC	157,896	803,300
Nokian Renkaat Oyj	17,458	491,927
Sumitomo Rubber Industries Ltd.	8,600	116,145
Valeo S.A.	3,053	341,696
		3,188,315
Automobiles – 3.0%
Daihatsu Motor Co. Ltd.	12,900	180,201
Fuji Heavy Industries Ltd.	34,400	1,104,372
Porsche Automobil Holding SE (Preference)	5,504	450,513
Tofas Turk Otomobil Fabrikasi A/S	133,128	836,472
Toyota Motor Corp.	8,600	498,486
Yamaha Motor Co. Ltd.	17,200	316,521
		3,386,565
Banks – 12.8%
Agricultural Bank of China Ltd., Class H	688,000	319,373
Aozora Bank Ltd.	258,000	899,853
Australia & New Zealand Banking Group Ltd.	39,732	1,169,968
Banco do Brasil S.A.	3,600	40,689
Banco Santander S.A.	173,669	1,529,222
Bank Handlowy w Warszawie S.A.	19,307	653,404
Bank of China Ltd., Class H	1,763,000	843,399
BNP Paribas S.A.	14,491	910,330
BOC Hong Kong Holdings Ltd.	60,000	199,608
China Citic Bank Corp. Ltd., Class H	301,000	196,004

	Shares	Value
Banks – (continued)
China Construction Bank Corp., Class H	1,978,000	$1,474,216
China Merchants Bank Co. Ltd., Class H	129,044	238,946
Commonwealth Bank of Australia	51,256	3,625,948
Grupo Financiero Santander Mexico SAB de CV, Class B	305,300	812,449
Royal Bank of Canada	1,806	128,164
Sberbank of Russia (ADR)	17,587	133,485
Swedbank AB, Class A	9,331	246,254
Westpac Banking Corp.	36,894	1,127,909
		14,549,221
Beverages – 0.5%
Coca-Cola Amatil Ltd.	13,932	112,053
Kirin Holdings Co. Ltd.	34,400	438,189
		550,242
Biotechnology – 0.5%
Actelion Ltd. (Registered)*	4,515	536,668
Building Products – 0.3%
Cie de St-Gobain	7,744	332,261
Capital Markets – 2.9%
Ashmore Group PLC	94,127	479,777
Daiwa Securities Group, Inc.	129,000	990,759
ICAP PLC	44,892	300,640
Macquarie Group Ltd.	5,160	277,445
Nomura Holdings, Inc.	167,700	1,009,596
Schroders PLC (Non- Voting)	7,224	222,247
		3,280,464
Chemicals – 3.8%
BASF SE	15,953	1,403,923
Braskem S.A. (Preference), Class A	129,000	953,258
Mitsubishi Chemical Holdings Corp.	60,200	292,878
Shin-Etsu Chemical Co. Ltd.	13,200	829,408
Sumitomo Chemical Co. Ltd.	43,000	144,989
Synthos S.A.	584,327	726,368
		4,350,824

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	215

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – 0.0%†
Dai Nippon Printing Co. Ltd.	1,000	$9,652
Communications Equipment – 0.3%
Telefonaktiebolaget LM Ericsson, Class B	29,885	351,339
Construction & Engineering – 1.9%
HOCHTIEF AG	11,997	886,681
Leighton Holdings Ltd.	44,032	849,943
Vinci S.A.	8,428	480,190
		2,216,814
Construction Materials – 0.8%
Siam City Cement PCL (NVDR)	73,100	942,647
Distributors – 0.2%
Inchcape PLC	23,607	262,485
Diversified Financial Services –1.2%
Industrivarden AB, Class A	29,025	533,807
Industrivarden AB, Class C	47,214	823,665
		1,357,472
Diversified Telecommunication Services – 2.7%
BCE, Inc.	2,717	120,614
Belgacom S.A.	18,619	702,398
Bezeq The Israeli Telecommunication Corp. Ltd.	264,235	447,649
Elisa Oyj	4,128	113,266
TDC A/S	2,752	20,989
Telecom Egypt Co.	300,914	572,364
Telefonica S.A.	63,640	956,416
TeliaSonera AB	19,092	131,705
		3,065,401
Electric Utilities – 0.9%
CEZ A/S	14,964	413,823
Cia Paranaense de Energia	3,000	29,946
EDP – Energias de Portugal S.A.	96,320	414,051
Terna Rete Elettrica Nazionale SpA	23,607	118,841
		976,661

	Shares	Value
Electrical Equipment – 0.9%
Mitsubishi Electric Corp.	10,000	$124,571
Schneider Electric SE	11,567	911,275
		1,035,846
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB, Class B	2,365	79,417
Hirose Electric Co. Ltd.	200	24,102
Hoya Corp.	21,500	749,398
Omron Corp.	8,600	397,378
Spectris PLC	5,633	162,395
		1,412,690
Energy Equipment & Services – 0.5%
AMEC PLC	32,637	543,029
Food & Staples Retailing – 1.8%
Carrefour S.A.	9,073	265,660
Delhaize Group S.A.	1,204	82,228
Kesko Oyj, Class B	4,945	187,231
Koninklijke Ahold N.V.	52,073	870,332
Metcash Ltd.	191,909	477,387
Seven & I Holdings Co. Ltd.	4,400	168,024
		2,050,862
Food Products – 2.0%
JBS S.A.	45,000	202,674
Nestle S.A. (Registered)	12,685	927,866
Nisshin Seifun Group, Inc.	13,615	135,901
Orkla ASA	30,659	234,109
Unilever N.V. (CVA)	4,214	163,381
Unilever PLC	15,953	641,633
		2,305,564
Gas Utilities – 0.1%
Gas Natural SDG S.A.	2,881	83,057
Hotels, Restaurants & Leisure – 0.8%
InterContinental Hotels Group PLC	20,511	777,376
Tatts Group Ltd.	57,375	175,001
		952,377

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – 0.1%
Berkeley Group Holdings PLC	4,128	$150,575
Independent Power and Renewable Electricity Producers – 1.5%
AES Tiete S.A.	111,800	681,249
AES Tiete S.A. (Preference)	129,000	983,753
		1,665,002
Industrial Conglomerates – 0.9%
Siemens AG (Registered)	8,987	1,012,370
Insurance – 8.3%
Ageas	8,041	268,437
Allianz SE (Registered)	12,943	2,054,603
AXA S.A.	26,015	600,059
Baloise Holding AG (Registered)	430	54,015
CNP Assurances	10,965	204,834
The Dai-ichi Life Insurance Co. Ltd.	21,500	316,445
Gjensidige Forsikring ASA	40,119	727,978
Legal & General Group PLC	8,964	33,128
Manulife Financial Corp.	29,283	555,558
Mapfre S.A.	238,435	815,846
Mediolanum SpA	126,764	852,083
Muenchener Rueckversicherungs AG (Registered)	1,032	202,806
Old Mutual PLC	174,279	539,517
Prudential PLC	64,715	1,493,482
Zurich Insurance Group AG*	2,322	701,582
		9,420,373
Machinery – 3.6%
Hino Motors Ltd.	68,800	973,345
Hitachi Construction Machinery Co. Ltd.	4,600	91,709
IMI PLC	27,520	538,021
JTEKT Corp.	12,900	199,187
Komatsu Ltd.	43,000	1,000,923
Metso Oyj	20,038	653,499
NSK Ltd.	43,000	545,819
OC Oerlikon Corp. AG (Registered)*	10,965	138,422

	Shares	Value
Machinery – (continued)
Sandvik AB	774	$8,461
		4,149,386
Marine – 0.6%
Seaspan Corp.	34,400	701,760
Media – 1.3%
CTC Media, Inc.	90,558	575,949
Informa PLC	19,178	147,580
Lagardere SCA	12,728	309,609
UBM PLC	3,870	35,229
WPP PLC	19,049	371,192
		1,439,559
Metals & Mining – 3.1%
Antofagasta PLC	19,995	224,723
BHP Billiton Ltd.	11,008	328,598
BHP Billiton PLC	19,737	508,535
Kumba Iron Ore Ltd.	33,927	845,948
MMC Norilsk Nickel OJSC (ADR)	47,902	891,456
Sumitomo Metal Mining Co. Ltd.	15,000	202,578
Teck Resources Ltd., Class B	18,103	285,968
Vedanta Resources PLC	6,106	80,299
Voestalpine AG	3,268	130,839
		3,498,944
Multi-Utilities – 1.4%
E.ON SE	39,044	671,647
GDF Suez	39,517	958,283
		1,629,930
Oil, Gas & Consumable Fuels – 9.1%
Baytex Energy Corp.	22,317	681,713
BP PLC	119,940	861,568
Canadian Natural Resources Ltd.	15,093	526,505
Canadian Oil Sands Ltd.	18,447	288,948
Cenovus Energy, Inc.	3,913	96,797
China Shenhua Energy Co. Ltd., Class H	150,500	424,028
Enerplus Corp.	40,377	578,017
Eni SpA	76,970	1,639,407

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	217

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Gazprom OAO (ADR)	63,124	$418,386
Neste Oil Oyj	9,374	202,596
Royal Dutch Shell PLC, Class A	5,722	204,645
Royal Dutch Shell PLC, Class B	56,201	2,079,242
Suncor Energy, Inc.	23,736	842,534
Surgutneftegas OAO (Preference) (ADR)	40,549	274,922
Tatneft OAO (ADR)	28,165	1,003,519
Total S.A.	3,741	222,262
		10,345,089
Paper & Forest Products – 0.6%
Mondi PLC	11,180	188,343
Stora Enso Oyj	53,621	440,185
Stora Enso Oyj, Class R	7,998	65,886
		694,414
Personal Products – 0.6%
Kao Corp.	17,200	660,429
Pharmaceuticals – 6.4%
AstraZeneca PLC	22,962	1,669,089
Bayer AG (Registered)	1,419	201,699
Eisai Co. Ltd.	8,600	329,946
GlaxoSmithKline PLC	26,445	599,716
Mitsubishi Tanabe Pharma Corp.	4,300	64,401
Novartis AG (Registered)	7,697	714,159
Orion Oyj, Class A	24,682	830,311
Orion Oyj, Class B	34,142	1,158,816
Roche Holding AG	5,934	1,712,260
		7,280,397
Professional Services – 0.4%
Adecco S.A. (Registered)*	4,730	319,691
Randstad Holding N.V.	2,064	90,949
		410,640
Real Estate Investment Trusts (REITs) – 2.0%
Dream Office Real Estate
Investment Trust	28,208	713,800
Gecina S.A.	2,279	308,379
ICADE	989	78,672

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Intu Properties PLC	30,240	$164,684
Klepierre	2,408	104,086
Unibail-Rodamco SE	3,741	958,277
		2,327,898
Real Estate Management & Development – 3.1%
Agile Property Holdings Ltd.	1,290,000	726,906
Evergrande Real Estate Group Ltd.	2,150,000	826,155
Guangzhou R&F Properties Co. Ltd., Class H	68,800	74,964
KWG Property Holding Ltd.	1,656,736	1,149,324
Ruentex Development Co. Ltd.	516,000	768,491
		3,545,840
Semiconductors & Semiconductor Equipment – 0.2%
Infineon Technologies AG	24,854	241,052
Radiant Opto-Electronics Corp.	14,000	48,789
		289,841
Technology Hardware, Storage & Peripherals – 3.2%
Brother Industries Ltd.	17,200	301,178
Canon, Inc.	12,900	389,975
Inventec Corp.	1,204,000	835,218
Quanta Computer, Inc.	129,000	324,022
Samsung Electronics Co. Ltd.	15	17,460
Seiko Epson Corp.	30,100	1,366,656
Wistron Corp.	345,281	362,121
		3,596,630
Textiles, Apparel & Luxury Goods – 0.7%
Ruentex Industries Ltd.	387,570	826,962
Tobacco – 2.3%
British American Tobacco PLC	45,881	2,603,594
Trading Companies & Distributors – 0.6%
Finning International, Inc.	18,447	476,125
Marubeni Corp.	30,100	190,097
		666,222
Transportation Infrastructure – 0.8%
COSCO Pacific Ltd.	394	518
EcoRodovias Infraestruturae Logistica S.A.	141,900	640,833

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Hopewell Highway Infrastructure Ltd.	193,884	$93,502
Hutchison Port Holdings Trust, Class U	344,000	232,200
		967,053
Wireless Telecommunication Services – 4.4%
Intouch Holdings PCL (NVDR)	283,800	644,802
MegaFon OAO (Registered) (GDR)	8,428	197,215
Mobile Telesystems OJSC (ADR)	54,194	774,974
Tele2 AB, Class B	74,863	947,896
Vodacom Group Ltd.	42,742	517,802
Vodafone Group PLC	577,318	1,914,669
		4,997,358
Total Common Stocks (Cost $113,094,066)		111,095,052
	No. of Rights
RIGHTS – 0.0%†
Agile Property Holdings Ltd., expiring 11/11/14 at 3.80 HKD*	97,500	6,412
Banco Santander S.A., expiring 11/03/14 at 1.00 EUR*	104,650	19,929
Total Rights (Cost $–)		26,341
Total Investment Securities (Cost $113,094,066) – 97.5%		111,121,393
Other assets less liabilities –2.5%		2,823,664
Net Assets – 100.0%		$113,945,057
*	Non-income producing security.

† Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

EUR – Euro

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,468,162
Aggregate gross unrealized depreciation	(3,477,047)
Net unrealized depreciation	$(2,008,885)
Federal income tax cost of investments	$113,130,278

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of October 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	20	12/19/14	$1,836,000	$34,264
MSCI Emerging Markets Mini Index Futures Contracts	20	12/19/14	1,013,600	(2,036)
				$32,228

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	219

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	7.3%
Austria	0.1
Belgium	0.9
Brazil	3.1
Canada	4.6
China	6.2
Czech Republic	0.4
Denmark	0.0	†
Egypt	0.5
Finland	3.6
France	6.5
Germany	6.9
Hong Kong	0.2
Israel	0.4
Italy	2.3
Japan	13.5
Mexico	0.7
Netherlands	1.0
Norway	0.8
Poland	1.2
Portugal	0.4
Russia	3.8
Singapore	0.2
South Africa	1.2
South Korea	0.0	†
Spain	3.0
Sweden	2.7
Switzerland	4.5
Taiwan	2.8
Thailand	1.4
Turkey	0.7
United Kingdom	16.6
Other[1]	2.5
	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

October 31, 2014

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.7%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/16	$63,980,310	$66,059,695
0.13%, due 04/15/16	129,756,669	131,196,164
2.50%, due 07/15/16	73,874,445	78,266,525
2.38%, due 01/15/17	207,747,741	221,851,673
0.13%, due 04/15/17	475,062,280	482,373,393
2.63%, due 07/15/17	164,122,284	178,995,767
1.63%, due 01/15/18	190,296,014	202,606,091
0.13%, due 04/15/18	525,086,561	531,363,289
1.38%, due 07/15/18	51,934,123	55,326,086
2.13%, due 01/15/19	51,307,394	56,177,692
0.13%, due 04/15/19	108,255,185	108,974,011
1.88%, due 07/15/19	53,105,178	58,133,489
1.38%, due 01/15/20	65,421,547	69,842,709
		2,241,166,584
Total U.S. Treasury Obligations (Cost $2,254,782,579)		2,241,166,584

Total Investment Securities (Cost $2,254,782,579) – 99.7%		2,241,166,584
Other assets less liabilities – 0.3%		5,706,246
NET ASSETS – 100.0%		$2,246,872,830

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,998
Aggregate gross unrealized depreciation	(14,906,647)
Net unrealized depreciation	$(14,740,649)
Federal income tax cost of investments	$2,255,907,233

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	221

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

October 31, 2014

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
1.63%, due 01/15/18	$7,410,429	$7,889,804
0.13%, due 04/15/18	20,453,468	20,697,963
1.38%, due 07/15/18	6,561,806	6,990,376
2.13%, due 01/15/19	6,500,805	7,117,887
0.13%, due 04/15/19	60,043,421	60,442,115
1.88%, due 07/15/19	26,299,718	28,789,930
1.38%, due 01/15/20	32,441,845	34,634,252
1.25%, due 07/15/20	54,857,011	58,534,076
1.13%, due 01/15/21	16,260,721	17,158,856
0.63%, due 07/15/21	15,031,978	15,431,285
0.13%, due 01/15/22	17,234,596	16,973,387
0.13%, due 07/15/22	16,848,910	16,598,754
0.13%, due 01/15/23	16,796,498	16,423,782
		307,682,467
Total U.S. Treasury Obligations (Cost $311,102,630)		307,682,467

Total Investment Securities (Cost $311,102,630) – 99.8%		307,682,467
Other assets less liabilities – 0.2%		652,973
NET ASSETS – 100.0%		$308,335,440

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,833
Aggregate gross unrealized depreciation	(3,573,623)
Net unrealized depreciation	$(3,473,790)
Federal income tax cost of investments	$311,156,257

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

October 31, 2014

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – 99.0%
Federal Home Loan Mortgage Corp.
4.00%, due 06/01/19	$69,613	$73,884
4.50%, due 07/01/19	116,414	122,973
5.00%, due 07/01/20	142,591	150,467
2.50%, due 04/01/28	79,239	80,709
2.50%, due 11/01/28	40,270	40,890
5.50%, due 07/01/38	19,492	21,766
6.50%, due 04/01/39	148,223	168,983
5.00%, due 08/01/39	64,519	71,895
5.00%, due 09/01/39	37,896	41,875
4.50%, due 10/01/39	64,554	69,963
4.00%, due 02/01/40	35,060	37,247
4.50%, due 03/01/41	118,870	128,858
5.50%, due 04/01/41	83,835	93,795
3.00%, due 03/01/43	58,072	58,267
4.00%, due 06/01/44	48,971	52,025
Federal Mortgage Home Loan Corp.
5.00%, due 04/15/39	93,643	103,784
3.50%, due 11/15/44 TBA	50,000	51,613
6.00%, due 11/15/44 TBA	80,000	90,383
Federal National Mortgage Association
4.50%, due 11/01/18	154,760	163,103
4.00%, due 07/01/19	66,792	70,927
5.50%, due 04/01/22	73,839	79,247
5.00%, due 12/01/23	77,555	85,873
5.00%, due 07/01/24	78,214	86,603
2.50%, due 08/01/27	86,740	88,538
3.00%, due 03/01/28	87,516	91,016
2.50%, due 09/01/28	121,536	123,904
6.50%, due 09/01/34	28,273	32,431
6.00%, due 11/01/35	58,066	66,136
5.50%, due 02/01/37	37,955	42,908
5.00%, due 01/01/39	38,817	42,980
5.50%, due 01/01/40	103,193	115,705
4.50%, due 04/01/40	63,191	68,668
5.50%, due 04/01/40	26,002	29,325
3.50%, due 01/01/41	75,215	77,958
3.50%, due 02/01/41	150,294	155,738
4.00%, due 02/01/41	74,054	78,766
4.50%, due 02/01/41	98,386	106,868

	Principal Amount	Value
2.50%, due 03/01/43	$150,985	$145,940
4.00%, due 08/01/43	85,338	90,736
3.00%, due 11/01/43	91,764	91,962
6.00%, due 11/25/44 TBA	40,000	45,277
6.50%, due 11/25/44 TBA	40,000	45,513
Government National Mortgage Association
2.50%, due 12/20/28	136,886	140,228
5.50%, due 06/15/33	122,221	136,989
6.00%, due 03/15/39	71,139	82,276
5.50%, due 09/15/39	78,785	87,780
4.00%, due 09/20/39	69,861	74,913
4.00%, due 08/15/40	71,168	76,259
5.50%, due 01/20/41	101,437	115,175
3.50%, due 01/15/42	71,836	75,159
5.50%, due 02/20/42	100,278	112,383
3.50%, due 08/20/42	120,884	126,716
3.50%, due 03/15/43	85,273	89,217
5.00%, due 01/20/44	29,125	32,134
3.50%, due 07/20/44	94,064	98,558
2.50%, due 11/15/44 TBA	50,000	48,973
6.00%, due 11/15/44 TBA	170,000	191,567
Total U.S. Government & Agency Securities (Cost $4,959,257)		4,973,826

Total Investment Securities (Cost $4,959,257) – 99.0%		4,973,826
Other assets less liabilities – 1.0%		50,841
NET ASSETS – 100.0%		$5,024,667

Percentages shown are based on Net Assets.

Abbreviation:

TBA – To Be Announced; Security is subject to delayed delivery

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,860
Aggregate gross unrealized depreciation	(5,291)
Net unrealized appreciation	$14,569
Federal income tax cost of investments	$4,959,257

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	223

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

October 31, 2014

	Principal Amount	Value
ASSET-BACKED SECURITY – 0.1%
American Express Credit Account Master Trust
0.59%, due 05/15/18	$100,000	$100,065
Total Asset-Backed Security (Cost $99,994)		100,065
CORPORATE BONDS – 71.8%
Asset Management & Custody Banks – 0.3%
ING Bank N.V.
1.18%, due 03/07/16(a) (b)	200,000	201,701
Communications Equipment – 1.1%
Cisco Systems, Inc.
0.73%, due 03/01/19(b)	823,000	828,795
Consumer Finance – 9.8%
American Express Credit Corp.
0.72%, due 08/15/19(b)	1,000,000	998,358
American Honda Finance Corp.
0.40%, due 07/14/17(b)	1,000,000	999,060
1.20%, due 07/14/17	89,000	88,944
Caterpillar Financial Services Corp.
0.70%, due 11/06/15	496,000	497,586
Ford Motor Credit Co. LLC
1.06%, due 03/12/19(b)	1,000,000	1,001,495
John Deere Capital Corp.
1.05%, due 12/15/16	858,000	860,948
1.95%, due 12/13/18	13,000	13,034
Nissan Motor Acceptance Corp.
0.78%, due 03/03/17(a) (b)	503,000	504,335
PACCAR Financial Corp.
0.70%, due 11/16/15	395,000	395,955
Synchrony Financial
1.88%, due 08/15/17	900,000	903,690
Toyota Motor Credit Corp.
0.52%, due 05/17/16(b)	78,000	78,209
0.43%, due 05/16/17(b)	928,000	929,282
Volkswagen International Finance N.V.
0.83%, due 11/20/14(a)(b)	100,000	100,025
		7,370,921

	Principal Amount	Value
Data Processing & Outsourced Services – 0.3%
MasterCard, Inc.
2.00%, due 04/01/19	$191,000	$190,890
Diversified Banks – 22.6%
Australia & New Zealand Banking Group Ltd.
1.25%, due 01/10/17	450,000	451,785
Bank of America Corp.
0.84%, due 08/25/17(b)	1,000,000	999,860
Bank of Montreal
0.49%, due 09/24/15(b)	750,000	751,580
The Bank of Nova Scotia
0.63%, due 03/15/16(b)	309,000	310,085
The Bank of Tokyo-Mitsubishi UFJ Ltd.
0.84%, due 09/09/16(a) (b)	250,000	251,127
Banque Federative du Credit Mutuel S.A.
1.08%, due 01/20/17(a) (b)	1,000,000	1,008,446
Barclays Bank PLC
0.81%, due 02/17/17(b)	1,000,000	1,003,059
BNP Paribas S.A.
2.98%, due 12/22/14(b)	186,000	186,656
0.71%, due 03/17/17(b)	743,000	744,132
Citigroup, Inc.
0.77%, due 03/10/17(b)	928,000	928,546
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/New York
0.71%, due 03/18/16(b)	750,000	753,654
JPMorgan Chase & Co.
1.13%, due 01/25/18(b)	116,000	117,587
The Korea Development Bank
0.86%, due 01/22/17(b)	1,767,000	1,772,089
Royal Bank of Canada
0.80%, due 10/30/15	557,000	559,421
0.60%, due 03/08/16(b)	395,000	396,298
Sumitomo Mitsui Banking Corp.
0.66%, due 01/10/17(b)	2,000,000	2,002,842
Svenska Handelsbanken AB
0.70%, due 09/23/16(b)	1,000,000	1,005,363
The Toronto-Dominion Bank
0.69%, due 09/09/16(b)	728,000	731,965
U.S. Bancorp/Minnesota
0.63%, due 04/25/19(b)	843,000	844,669

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Banks – (continued)
U.S. Bank N.A./Ohio
1.38%, due 09/11/17	$1,000,000	$1,002,479
Wells Fargo Bank N.A.
0.51%, due 07/20/15(b)	500,000	500,905
Westpac Banking Corp.
0.66%, due 11/25/16(b)	753,000	756,619
		17,079,167
Diversified Metals & Mining – 1.0%
Glencore Funding LLC
1.40%, due 05/27/16(a) (b)	743,000	747,438
Electric Utilities – 3.0%
Duke Energy Indiana, Inc.
0.58%, due 07/11/16(b)	928,000	930,008
Electricite de France S.A.
0.69%, due 01/20/17(a) (b)	399,000	400,610
Georgia Power Co.
0.63%, due 11/15/15	14,000	14,014
The Southern Co.
1.30%, due 08/15/17	1,000,000	997,729
		2,342,361
Fertilizers & Agricultural Chemicals – 1.3%
Monsanto Co.
1.15%, due 06/30/17	1,000,000	996,786
Food Retail – 1.3%
The Kroger Co.
0.76%, due 10/17/16(b)	938,000	939,916
Health Care Distributors – 0.4%
McKesson Corp.
0.95%, due 12/04/15	297,000	297,733
Home Improvement Retail – 0.4%
The Home Depot, Inc.
2.00%, due 06/15/19	303,000	302,817
Household Appliances – 1.3%
Whirlpool Corp.
1.65%, due 11/01/17	1,000,000	1,000,918

	Principal Amount	Value
Household Products – 1.8%
Kimberly-Clark Corp.
1.90%, due 05/22/19	$334,000	$333,946
The Procter & Gamble Co.
0.50%, due 11/01/19(b)	1,000,000	1,003,206
		1,337,152
Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.
1.00%, due 04/21/17	209,000	209,008
Integrated Oil & Gas – 1.3%
Exxon Mobil Corp.
0.27%, due 03/15/17(b)	1,000,000	1,001,000
Integrated Telecommunication Services – 1.6%
AT&T, Inc.
0.62%, due 02/12/16(b)	193,000	193,466
Verizon Communications, Inc.
1.76%, due 09/15/16(b)	923,000	944,270
		1,137,736
Internet Retail – 0.5%
Amazon.com, Inc.
0.65%, due 11/27/15	403,000	403,510
Investment Banking & Brokerage – 2.9%
The Goldman Sachs Group, Inc.
1.23%, due 11/21/14(b)	92,000	92,038
1.60%, due 11/23/15	886,000	893,207
Morgan Stanley
1.48%, due 02/25/16(b)	847,000	857,766
2.50%, due 01/24/19	377,000	379,955
		2,222,966
IT Consulting & Other Services – 1.2%
International Business Machines Corp.
0.31%, due 02/05/16(b)	400,000	400,274
0.61%, due 02/12/19(b)	500,000	503,276
		903,550
Managed Health Care – 1.0%
UnitedHealth Group, Inc.
0.85%, due 10/15/15	772,000	775,123

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	225

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Movies & Entertainment – 1.8%
The Walt Disney Co.
1.10%, due 12/01/17	$464,000	$460,957
0.54%, due 05/30/19(b)	928,000	928,210
		1,389,167
Oil & Gas Exploration & Production – 1.5%
Canadian Natural Resources Ltd.
0.61%, due 03/30/16(b)	928,000	928,911
Marathon Oil Corp.
0.90%, due 11/01/15	253,000	253,298
		1,182,209
Oil & Gas Refining & Marketing – 1.4%
BP Capital Markets PLC
0.70%, due 11/06/15	209,000	209,449
0.87%, due 09/26/18(b)	835,000	840,949
		1,050,398
Oil & Gas Storage & Transportation – 0.8%
TransCanada PipeLines Ltd.
0.91%, due 06/30/16(b)	581,000	584,714
Oil, Gas & Consumable Fuels – 1.6%
Petrobras Global Finance B.V.
1.85%, due 05/20/16(b)	250,000	250,625
Sinopec Group Overseas Development 2014 Ltd.
1.01%, due 04/10/17(a) (b)	1,000,000	1,002,036
		1,252,661
Other Diversified Financial Services – 1.9%
General Electric Capital Corp.
0.83%, due 01/08/16(b)	148,000	148,896
0.88%, due 07/12/16(b)	343,000	345,934
0.74%, due 01/14/19(b)	928,000	931,657
		1,426,487
Packaged Foods & Meats – 0.4%
General Mills, Inc.
0.53%, due 01/29/16(b)	325,000	325,420

	Principal Amount	Value
Regional Banks – 3.6%
Branch Banking & Trust Co.
0.66%, due 12/01/16(b)	$1,000,000	$1,004,431
Capital One Bank USA N.A.
2.25%, due 02/13/19	250,000	249,353
Manufacturers & Traders Trust Co.
1.40%, due 07/25/17	500,000	501,053
Nederlandse Waterschapsbank N.V.
0.46%, due 02/14/18(a) (b)	1,000,000	1,006,356
		2,761,193
Restaurants – 1.2%
Starbucks Corp.
0.88%, due 12/05/16	928,000	929,429
Semiconductors – 1.2%
Texas Instruments, Inc.
0.88%, due 03/12/17	928,000	927,967
Specialized Finance – 0.4%
Shell International Finance B.V.
0.44%, due 11/15/16(b)	264,000	264,721
Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.
0.29%, due 05/03/16(b)	478,000	478,178
0.54%, due 05/06/19(b)	557,000	558,116
		1,036,294
Thrifts & Mortgage Finance – 0.1%
Abbey National Treasury Services PLC/London
0.74%, due 03/13/17(b)	78,000	78,319
Tobacco – 0.1%
Reynolds American, Inc.
1.05%, due 10/30/15	51,000	51,110
Wireless Telecommunication Services – 1.0%
Vodafone Group PLC
0.62%, due 02/19/16(b)	743,000	744,736
Total Corporate Bonds (Cost $54,138,047)		54,294,313

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
MUNICIPAL BONDS – 3.9%
DeKalb County Housing Authority, Multi- Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds
0.50%, due 05/01/16	$928,000	$928,055
Illinois Sports Facilities Authority, Refunding
3.00%, due 06/15/15	1,000,000	1,014,740
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities
3.64%, due 12/15/15	930,000	960,216
Total Municipal Bonds (Cost $2,904,991)		2,903,011
Commercial Paper – 6.4%
ConAgra Foods, Inc.
0.41%, due 11/28/14	1,000,000	999,683
ENI Finance USA, Inc.
0.61%, due 04/10/15(b)	1,000,000	1,000,019
The Kansas City Southern Railway Co.
0.37%, due 11/21/14	1,000,000	999,784
Talisman Energy, Inc.
0.42%, due 11/20/14	1,000,000	999,768
Weatherford International Ltd.
0.29%, due 11/05/14	500,000	499,980
0.29%, due 11/07/14	300,000	299,983
Total Commercial Paper (Cost $4,798,853)		4,799,217
U.S. Government & Agency Security – 1.2%
Federal Farm Credit Bank
0.20%, due 04/17/17(b)	928,000	928,827
Total U.S. Government & Agency Security (Cost $928,000)		928,827

	Principal Amount	Value
Repurchase Agreements(c) – 18.1%
RBS Securities, Inc., dated 10/31/14, repurchase price $9,700,243, 0.30%, 11/03/14	$9,700,000	$9,700,000
SG Americas Securities LLC, dated 10/31/14, repurchase price $4,000,133, 0.40%, 11/03/14	4,000,000	4,000,000
Total Repurchase Agreements (Cost $13,700,000)		13,700,000

Total Investment Securities (Cost $76,569,885) – 101.5%		76,725,433
Liabilities in excess of other assets – (1.5%)		(1,114,561)
NET ASSETS – 100.0%		$75,610,872

(a)	144A security – Certain conditions for public sale may exist.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2014.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Various Corporate Bonds	$14,747,287	1.20% – 12.25%	3/01/15 – 5/01/31

Percentages shown are based on Net Assets.

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,058
Aggregate gross unrealized depreciation	(9,842)
Net unrealized appreciation	$155,216
Federal income tax cost of investments	$76,570,217

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	227

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2014:

Australia	1.6%
Canada	7.0
France	3.1
Japan	3.0
Netherlands	3.4
South Korea	2.3
Sweden	1.3
United Kingdom	5.1
United States	74.7
Other[1]	(1.5)
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (October 31, 2014)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of sixteen operational exchange-traded funds as of October 31, 2014 (each a “Fund” and collectively, the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Global Quality Real Estate Index Fund commenced operations on November 5, 2013. The FlexShares Disciplined Duration MBS Index Fund commenced operations on September 3, 2014.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund,

FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc.

The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

FLEXSHARES ANNUAL REPORT	229

Notes to the Financial Statements (cont.)

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund,

FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

230	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options and swaps are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security.

Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

FLEXSHARES ANNUAL REPORT	231

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of October 31, 2014 for each Fund based upon the three levels defined above. During the year ended October 31, 2014, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$731,350,476	$—	$—	$731,350,476
Warrants	—	—	—	—
U.S. Government & Agency Security	—	674,833	—	674,833
Total Investments	$731,350,476	$674,833	$—	$732,025,309

Other Financial Instruments
Assets
Futures Contracts	$195,035	$—	$—	$195,035
Total Other Financial Instruments	$195,035	$—	$—	$195,035

	Level 1 — Quoted Prices*[a]	Level 2 — Other Significant Observable Inputs*[b]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Aerospace & Defense	$5,827,695	$8,264	$—	$5,835,959
Banks	80,265,249	—	609	80,265,858
Capital Markets	14,136,481	67,890	—	14,204,371
Food Products	22,435,268	53,557	—	22,488,825
Real Estate Management & Development	19,052,534	54,559	—	19,107,093
Specialty Retail	9,166,494	157,303	—	9,323,797
Other*	486,475,328	—	—	486,475,328
Rights	161,590	—	—	161,590
Total Investments	$637,520,639	$341,573	$609	$637,862,821

Other Financial Instruments
Assets
Futures Contracts	$84,794	$—	$—	$84,794
Forward Foreign Currency Contracts	—	130,617	—	130,617
Liabilities
Futures Contracts	(97,882)	—	—	(97,882)
Forward Foreign Currency Contracts	—	(196,768)	—	(196,768)
Total Other Financial Instruments	$(13,088)	$(66,151)	$—	$(79,239)

232	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$—
Total gain or loss (realized/unrealized included in earnings)	—
Purchases	—
Sales	—
Transfer into Level 3[c]	609
Transfer out of Level 3	—
Balance as of 10/31/14	$609
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 10/31/2014.	$(57,635)

Common Stock	Fair Value at 10/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Banco Espirito Santo S.A.	$609	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*[d]	Level 2 — Other Significant Observable Inputs*[e]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Banks	$38,551,415	$203,719	$—	$38,755,134
Chemicals	6,844,520	143,130	—	6,987,650
Diversified Financial Services	4,658,479	1,736	—	4,660,215
Diversified Telecommunication Services	3,600,033	674	—	3,600,707
Electrical Equipment	1,504,917	159,809	—	1,664,726
Household Durables	3,486,262	—	69	3,486,331
Household Products	909,324	38,800	—	948,124
Machinery	3,018,527	67,147	—	3,085,674
Marine	1,496,651	27,404	—	1,524,055
Media	4,571,196	83,041	—	4,654,237
Metals & Mining	10,401,921	177,022	—	10,578,943
Oil, Gas & Consumable Fuels	18,386,968	1,362,445	—	19,749,413
Real Estate Management & Development	8,052,298	106,981	—	8,159,279
Trading Companies & Distributors	907,130	70,970	—	978,100
Other*	148,139,393	—	—	148,139,393
Rights	247	3,730	—	3,977
Warrants	—	—	—	—
Total Investments	$254,529,281	$2,446,608	$69	$256,975,958

Other Financial Instruments
Assets
Futures Contracts	$41,918	$—	$—	$41,918
Forward Foreign Currency Contracts	—	9,940	—	9,940
Liabilities
Futures Contracts	(17,808)	—	—	(17,808)
Forward Foreign Currency Contracts	—	(26,796)	—	(26,796)
Total Other Financial Instruments	$24,110	$(16,856)	$—	$7,254

FLEXSHARES ANNUAL REPORT	233

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$24,734
Total gain or loss (realized/unrealized included in earnings)	(9,472)
Purchases	—
Sales	(15,193)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 10/31/14	$69
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 10/31/2014.	$(11,820)

Common Stock	Fair Value at 10/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de CV	$69	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$2,853,077,616	$—	$—	$2,853,077,616
Total Investments	$2,853,077,616	$—	$—	$2,853,077,616

Other Financial Instruments
Assets
Futures Contracts	$182,833	$—	$—	$182,833
Forward Foreign Currency Contracts	—	64,925	—	64,925
Liabilities
Futures Contracts	(451,779)	—	—	(451,779)
Forward Foreign Currency Contracts	—	(115,179)	—	(115,179)
Total Other Financial Instruments	$(268,946)	$(50,254)	$—	$(319,200)

234	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks*	$237,577,089	$—	$—	$237,577,089
Rights	8,398	—	—	8,398
Total Investments	$237,585,487	$—	$—	$237,585,487

Other Financial Instruments
Assets
Futures Contracts	$45,498	$—	$—	$45,498
Forward Foreign Currency Contracts	—	24,982	—	24,982
Liabilities
Futures Contracts	(33,393)	—	—	(33,393)
Forward Foreign Currency Contracts	—	(79,598)	—	(79,598)
Total Other Financial Instruments	$12,105	$(54,616)	$—	$(42,511)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$57,558,058	$—	$—	$57,558,058
Rights	1,293	—	—	1,293
Total Investments	$57,559,351	$—	$—	$57,559,351

Other Financial Instruments
Assets
Futures Contracts	$22,925	$—	$—	$22,925
Forward Foreign Currency Contracts	—	13,755	—	13,755
Liabilities
Forward Foreign Currency Contracts	—	(11,159)	—	(11,159)
Total Other Financial Instruments	$22,925	$2,596	$—	$25,521

FLEXSHARES ANNUAL REPORT	235

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$582,343,119	$—	$—	$582,343,119
Total Investments	$582,343,119	$—	$—	$582,343,119

Other Financial Instruments
Assets
Futures Contracts	$158,152	$—	$—	$158,152
Total Other Financial Instruments	$158,152	$—	$—	$158,152

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$120,106,636	$—	$—	$120,106,636
Total Investments	$120,106,636	$—	$—	$120,106,636

Other Financial Instruments
Assets
Futures Contracts	$107,776	$—	$—	$107,776
Total Other Financial Instruments	$107,776	$—	$—	$107,776

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$92,459,566	$—	$—	$92,459,566
Total Investments	$92,459,566	$—	$—	$92,459,566

Other Financial Instruments
Assets
Futures Contracts	$13,867	$—	$—	$13,867
Total Other Financial Instruments	$13,867	$—	$—	$13,867

236	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks*	$321,937,987	$—	$—	$321,937,987
Rights	91,259	—	—	91,259
Total Investments	$322,029,246	$—	$—	$322,029,246

Other Financial Instruments
Assets
Futures Contracts	$54,240	$—	$—	$54,240
Liabilities
Futures Contracts	(44,212)	—	—	(44,212)
Forward Foreign Currency Contracts	—	(10,958)	—	(10,958)
Total Other Financial Instruments	$10,028	$(10,958)	$—	$(930)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks*	$65,308,838	$—	$—	$65,308,838
Rights	21,492	—	—	21,492
Total Investments	$65,330,330	$—	$—	$65,330,330

Other Financial Instruments
Assets
Futures Contracts	$33,577	$—	$—	$33,577
Forward Foreign Currency Contracts	—	25,442	—	25,442
Liabilities
Forward Foreign Currency Contracts	—	(116,552)	—	(116,552)
Total Other Financial Instruments	$33,577	$(91,110)	$—	$(57,533)

FLEXSHARES ANNUAL REPORT	237

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks*	$111,095,052	$—	$—	$111,095,052
Rights	26,341	—	—	26,341
Total Investments	$111,121,393	$—	$—	$111,121,393

Other Financial Instruments
Assets
Futures Contracts	$34,264	$—	$—	$34,264
Liabilities
Futures Contracts	(2,036)	—	—	(2,036)
Total Other Financial Instruments	$32,228	$—	$—	$32,228

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,241,166,584	$—	$2,241,166,584
Total Investments	$—	$2,241,166,584	$—	$2,241,166,584

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$307,682,467	$—	$307,682,467
Total Investments	$—	$307,682,467	$—	$307,682,467

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
U.S. Government & Agency Securities	$—	$4,973,826	$—	$4,973,826
Total Investments	$—	$4,973,826	$—	$4,973,826

238	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Security	$—	$100,065	$—	$100,065
Corporate Bonds*	—	54,294,313	—	54,294,313
Municipal Bonds	—	2,903,011	—	2,903,011
Commercial Paper	—	4,799,217	—	4,799,217
Repurchase Agreements	—	13,700,000	—	13,700,000
U.S. Government & Agency Security	—	928,827	—	928,827
Total Investments	$—	$76,725,433	$—	$76,725,433

*	See Schedules of Investments for segregation by industry type.

a	During the year ended October 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund had a security with a market value of $31,715 or 0.00% of the Fund’s net assets transferred from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

b	During the year ended October 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund had a security with a market value of $53,557 or 0.01% of the Fund’s net assets transferred from Level 1 to Level 2 due to security being valued with other observable inputs.

c	Securities transferred from Level 1 to Level 3 during the year ended October 31, 2014. Transferred into Level 3 due to securities being valued by the Northern Trust Asset Management PVC.

d	During the year ended October 31, 2014, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $227,832 or 0.09% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

e	During the year ended October 31, 2014, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $2,195,863 or 0.85% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

1	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or an increase (reduction) in market discount would, in isolation, result in a significantly higher (lower) fair value measurement.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts

(“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illi-

FLEXSHARES ANNUAL REPORT	239

Notes to the Financial Statements (cont.)

quid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-

Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”).

240	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The Fund generally will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such contracts, the Fund will invest in liquid, short-term instruments.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

The FlexShares Disciplined Duration MBS Income Fund and the FlexShares Ready Access Variable Income Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. At October 31, 2014, only the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as net change in unrealized appreciation (depreciation) on futures

FLEXSHARES ANNUAL REPORT	241

Notes to the Financial Statements (cont.)

contracts, and any realized gains (losses) on closed futures contracts as net realized gain (loss) on futures contracts. As of October 31, 2014, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statement of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index Fund’s assets that are denominated in a foreign currency. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for

242	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the financial statements.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in “net realized gain (loss) on foreign currency transactions” and unrealized gains or losses in “net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of October 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infra-

structure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund, had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

All of the Funds in the Trust have adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim and annual periods beginning on or after January 1, 2013.

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality

FLEXSHARES ANNUAL REPORT	243

Notes to the Financial Statements (cont.)

Dividend Defensive Index Fund, and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Fund	Foreign Currency Contracts — Citibank N.A.	$37,288	$(8,078)	$—	$29,210
	Foreign Currency Contracts — Goldman Sachs	31,032	—	—	31,032
	Foreign Currency Contracts — Morgan Stanley	62,297	(62,297)	—	—
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$130,617	$(70,375)	$—	$60,242
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$244	$(244)	$—	$—
	Foreign Currency Contracts — Goldman Sachs	4,564	—	—	4,564
	Foreign Currency Contracts — Morgan Stanley	167	—	—	167
	Foreign Currency Contracts — UBS AG	4,965	(4,965)	—	—
	Total	$9,940	$(5,209)	$—	$4,731
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Citibank N.A.	$20,634	$(10,823)	$—	$9,811
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	44,291	(26,179)	—	18,112
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$64,925	$(37,002)	$—	$27,923
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank N.A.	$5,432	$—	$—	$5,432
	Foreign Currency Contracts — Goldman Sachs	2,408	—	—	2,408
	Foreign Currency Contracts — Morgan Stanley	11,811	(11,811)	—	—
	Foreign Currency Contracts — UBS AG	5,331	(5,331)	—	—
	Total	$24,982	$(17,142)	$—	$7,840
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Morgan Stanley	12,489	(9,013)	—	3,476
	Foreign Currency Contracts — UBS AG	1,266	—	—	1,266
	Total	$13,755	$(9,013)	$—	$4,742
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Citibank N.A.	$4,702	$—	$—	$4,702
	Foreign Currency Contracts — Morgan Stanley	4,930	(4,930)	—	—
	Foreign Currency Contracts — UBS AG	15,810	(15,810)	—	—
	Total	$25,442	$(20,740)	$—	$4,702
FlexShares Ready Access Variable Income Fund	Repurchase Agreements — RBS Securities, Inc.	$9,700,000	$—	$(9,700,000)	$—
	Repurchase Agreements — SG Americas Securities LLC	4,000,000	—	(4,000,000)	—
	Total	$13,700,000	$—	$(13,700,000)	$—

244	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Fund	Foreign Currency Contracts — Citibank N.A.	$(8,078)	$8,078	$—	$—
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(153,762)	62,297	—	(91,465)
	Foreign Currency Contracts — UBS AG	(34,928)	—	—	(34,928)
	Total	$(196,768)	$70,375	$—	$(126,393)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$(422)	$244	$—	$(178)
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — UBS AG	(26,374)	4,965	—	(21,409)
	Total	$(26,796)	$5,209	$—	$(21,587)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Citibank N.A.	$(10,823)	$10,823	$—	$—
	Foreign Currency Contracts — Goldman Sachs	(41,632)	—	—	(41,632)
	Foreign Currency Contracts — Morgan Stanley	(26,179)	26,179	—	—
	Foreign Currency Contracts — UBS AG	(36,545)	—	—	(36,545)
	Total	$(115,179)	$37,002	$—	$(78,177)
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(50,715)	11,811	—	(38,904)
	Foreign Currency Contracts — UBS AG	(28,883)	5,331	—	(23,552)
	Total	$(79,598)	$17,142	$—	$(62,456)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank N.A.	$(2,146)	$—	$—	$(2,146)
	Foreign Currency Contracts — Morgan Stanley	(9,013)	9,013	—	—
	Foreign Currency Contracts — UBS AG	—	—	—	—
	Total	$(11,159)	$9,013	$—	$(2,146)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Citibank N.A.	$(815)	$—	$—	$(815)
	Foreign Currency Contracts — Morgan Stanley	(4,133)	—	—	(4,133)
	Foreign Currency Contracts — UBS AG	(6,010)	—	—	(6,010)
	Total	$(10,958)	$—	$—	$(10,958)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Citibank N.A.	$—	$—	$—	$—
	Foreign Currency Contracts — Morgan Stanley	(14,314)	4,930	—	(9,384)
	Foreign Currency Contracts — UBS AG	(102,238)	15,810	—	(86,428)
	Total	$(116,552)	$20,740	$—	$(95,812)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

FLEXSHARES ANNUAL REPORT	245

Notes to the Financial Statements (cont.)

Fair Value of Derivative Instruments as of October 31, 2014

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$195,035
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	84,794
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(97,882)
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	130,617
Foreign Currency Contracts	Citibank N.A., Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(196,768)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	41,918
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(17,808)
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley, and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	9,940
Foreign Currency Contracts	Citibank and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(26,796)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	182,833
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(451,779)
Foreign Currency Contracts	Citibank N.A. and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	64,925
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(115,179)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	45,498

246	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	$(33,393)
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	24,982
Foreign Currency Contracts	Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(79,598)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	22,925
Foreign Currency Contracts	Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	13,755
Foreign Currency Contracts	Citibank N.A. and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(11,159)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Index Fund	158,152
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	107,776
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	13,867
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	54,240
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(44,212)
Foreign Currency Contracts	Citibank N.A., Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(10,958)

FLEXSHARES ANNUAL REPORT	247

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	$33,577
Foreign Currency Contracts	Citibank N.A., Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	25,442
Foreign Currency Contracts	Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(116,552)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	34,264
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	(2,036)

*	Represents cumulative appreciation (depreciation) of futures contracts reported in the Schedule of Investments’ footnotes.

The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2014

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$858,588	$21,137
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	679,914	(80,300)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(90,317)	(66,893)

248	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$304,373	$(36,742)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	83,626	(117,228)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	3,466,599	(717,023)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	63,143	2,541
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	223,499	12,105
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(46,615)	(54,616)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	(6,295)	22,925
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(2,519)	2,596

FLEXSHARES ANNUAL REPORT	249

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	$451,750	$144,471
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	60,384	95,530
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	26,899	13,867
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	162,380	2,183
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	15,406	(10,958)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	136,809	30,854
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	11,402	(95,453)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	5,165	32,228

250	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

At October 31, 2014, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	87	$111,450
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	24	471,012	82	75,489
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	9	265,020	42	45,819
FlexShares Morningstar Global Upstream Natural Resources Index Fund	9	976,154	204	106,738
FlexShares STOXX® Global Broad Infrastructure Index Fund	22	200,524	40	76,022
FlexShares Global Quality Real Estate Index Fund	6	94,449	5	89,716
FlexShares Quality Dividend Index Fund	—	—	43	100,570
FlexShares Quality Dividend Defensive Index Fund	—	—	23	100,570
FlexShares Quality Dividend Dynamic Index Fund	—	—	7	100,570
FlexShares International Quality Dividend Index Fund	6	301,794	184	40,833
FlexShares International Quality Dividend Defensive Index Fund	16	239,041	51	22,469
FlexShares International Quality Dividend Dynamic Index Fund	—	—	40	71,240

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2014, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

FLEXSHARES ANNUAL REPORT	251

Notes to the Financial Statements (cont.)

Dividends from net investment income, including any net foreign currency gains, are generally declared and paid by each Fund according to the following schedule:

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares Morningstar US Market Factor Tilt Index Fund	x
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	x
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	x
FlexShares Morningstar Global Upstream Natural Resources Index Fund	x
FlexShares STOXX® Global Broad Infrastructure Index Fund			x
FlexShares Global Quality Real Estate Index Fund			x
FlexShares Quality Dividend Index Fund			x
FlexShares Quality Dividend Defensive Index Fund			x
FlexShares Quality Dividend Dynamic Index Fund			x
FlexShares International Quality Dividend Index Fund			x
FlexShares International Quality Dividend Defensive Index Fund			x

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares International Quality Dividend Dynamic Index Fund			x
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund		x
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund		x
FlexShares Disciplined Duration MBS Index Fund		x
FlexShares Ready Access Variable Income Fund		x

Distribution of net realized securities gains, if any, generally are distributed at least annually. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Tracking error is a measurement of how much the return on a portfolio deviates from the return on its benchmark index.

Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax”

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on

252	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, foreign currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in non-REITs, equalization, and nondeductible expenses resulted in the following reclassifications, as of October 31, 2014 (the Funds’ tax year end), among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
FlexShares Morningstar US Market Factor Tilt Index Fund	$(11,300)	$11,173	$127
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(159,592)	159,633	(41)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(137,940)	137,940	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	(779,022)	(12,678,562)	13,457,584
FlexShares STOXX® Global Broad Infrastructure Index Fund	(103,815)	104,009	(194)
FlexShares Global Quality Real Estate Index Fund	15,655	(15,436)	(219)
FlexShares Quality Dividend Index Fund	(43,963)	(6,934,599)	6,978,562
FlexShares Quality Dividend Defensive Index Fund	(4,477)	4,477	—
FlexShares Quality Dividend Dynamic Index Fund	(2,361)	2,361	—
FlexShares International Quality Dividend Index Fund	(142,947)	143,594	(647)
FlexShares International Quality Dividend Defensive Index Fund	(51,009)	51,113	(104)
FlexShares International Quality Dividend Dynamic Index Fund	(22,869)	22,868	1
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	6,916,909	317,268	(7,234,177)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	841,213	1,403,444	(2,244,657)
FlexShares Disciplined Duration MBS Index Fund	—	—	—
FlexShares Ready Access Variable Income Fund	—	(22,079)	22,079

FLEXSHARES ANNUAL REPORT	253

Notes to the Financial Statements (cont.)

As of October 31, 2014, the tax character of distributions paid for the tax year ended October 31, 2014, and October 31, 2013, were as follows:

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares Morningstar US Market Factor Tilt Index Fund	$5,137,367	$—	$—	$5,137,367	$2,015,968	$—	$—	$2,015,968
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	4,185,751	—	—	4,185,751	90,648	—	—	90,648
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	1,505,217	—	—	1,505,217	46,755	—	—	46,755
FlexShares Morningstar Global Upstream Natural Resources Index Fund	54,468,059	—	—	54,468,059	7,891,756	—	—	7,891,756
FlexShares STOXX® Global Broad Infrastructure Index Fund	4,427,436	—	—	4,427,436	—	—	—	—
FlexShares Global Quality Real Estate Index Fund*	464,407	—	—	464,407	—	—	—	—
FlexShares Quality Dividend Index Fund	12,965,734	29,572	—	12,995,306	1,471,458	—	—	1,471,458
FlexShares Quality Dividend Defensive Index Fund	1,852,047	—	—	1,852,047	299,364	—	—	299,364
FlexShares Quality Dividend Dynamic Index Fund	1,419,125	—	—	1,419,125	95,641	—	—	95,641
FlexShares International Quality Dividend Index Fund	7,109,283	—	—	7,109,283	299,387	—	—	299,387
FlexShares International Quality Dividend Defensive Index Fund	1,562,896	—	—	1,562,896	54,312	—	—	54,312

254	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares International Quality Dividend Dynamic Index Fund	$704,632	$—	$—	$704,632	$50,779	$—	$—	$50,779
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	8,720,353	—	7,550,019	16,270,372	1,986,692	11,490	2,721,443	4,719,625
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	2,845,439	—	841,862	3,687,301	2,910,630	17,481	—	2,928,111
FlexShares Disciplined Duration MBS Index Fund*	11,891	—	—	11,891	—	—	—	—
FlexShares Ready Access Variable Income Fund	318,043	505	—	318,548	63,011	—	—	63,011

*	The FlexShares Global Quality Real Estate Index Fund commenced investment operations on November 5, 2013. The FlexShares Disciplined Duration MBS Index Fund commenced investment operations on September 3, 2014.

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Year Ended October 31, 2014
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares Morningstar US Market Factor Tilt Index Fund	$7,189,372	$—	$(1,912,995)	$150,020,276
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	14,870,147	—	(5,313,924)	1,734,475
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,409,221	—	(3,666,303)	2,541,991
FlexShares Morningstar Global Upstream Natural Resources Index Fund	57,579,531	—	(29,375,580)	(197,056,531)
FlexShares STOXX® Global Broad Infrastructure Index Fund	464,571	—	(306,571)	13,231,838
FlexShares Global Quality Real Estate Index Fund	358,516	—	(80,503)	3,188,015
FlexShares Quality Dividend Index Fund	766,651	—	—	58,219,253
FlexShares Quality Dividend Defensive Index Fund	159,923	—	(104,934)	11,881,343
FlexShares Quality Dividend Dynamic Index Fund	184,953	—	(133,978)	7,274,880

FLEXSHARES ANNUAL REPORT	255

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2014
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares International Quality Dividend Index Fund	$982,940	$—	$(1,050,257)	$(7,000,737)
FlexShares International Quality Dividend Defensive Index Fund	112,109	—	(240,231)	(1,907,601)
FlexShares International Quality Dividend Dynamic Index Fund	121,351	—	(104,830)	(1,983,954)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	—	(24,609,307)	(14,740,649)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	—	(8,020,703)	(3,473,790)
FlexShares Disciplined Duration MBS Index Fund	8,073	—	—	14,569
FlexShares Ready Access Variable Income Fund	142,901	8,869	—	155,216

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. For the tax year ended October 31, 2014, the Funds have no pre-enactment loss carry-forwards since the Funds commenced operations after the effective date of the Act.

Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2014, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
FlexShares Morningstar US Markets Factor Tilt Index Fund	$1,912,995	$—	$1,912,995
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	3,861,146	1,452,778	5,313,924

Fund	Short-Term	Long-Term	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$961,995	$2,704,308	$3,666,303
FlexShares Morningstar Global Upstream Natural Resources Index Fund	20,291,849	9,083,731	29,375,580
FlexShares STOXX® Global Broad Infrastructure Index Fund	306,571	—	306,571
FlexShares Global Quality Real Estate Index Fund	80,503	—	80,503
FlexShares Quality Dividend Index Fund	—	—	—
FlexShares Quality Dividend Defensive Index Fund	104,934	—	104,934
FlexShares Quality Dividend Dynamic Index Fund	133,978	—	133,978
FlexShares International Quality Dividend Index Fund	1,050,257	—	1,050,257

256	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Short-Term	Long-Term	Total
FlexShares International Quality Dividend Defensive Index Fund	$240,231	$—	$240,231
FlexShares International Quality Dividend Dynamic Index Fund	104,830	—	104,830
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	22,698,548	1,910,759	24,609,307
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	8,020,703	—	8,020,703
FlexShares Disciplined Duration MBS Ready Index Fund	—	—	—
FlexShares Ready Access Variable Income Fund	—	—	—

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If, at the close of the taxable year, more than 50% in value of a Fund’s assets consists of stock or securities in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow all shareholders to either (1) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If a Fund is not eligible to make this election or is eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

FLEXSHARES ANNUAL REPORT	257

Notes to the Financial Statements (cont.)

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%

Fund	Unitary Management Fee
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Ready Access Variable Income Fund	0.25%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of October 31, 2014, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these serv-

258	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

ices, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2015. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of October 31, 2014	As of October 31, 2013
FlexShares Morningstar US Market Factor Tilt Index Fund	$7,500	$12,000
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	60,000	100,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	25,000	75,000

FLEXSHARES ANNUAL REPORT	259

Notes to the Financial Statements (cont.)

Fund	As of October 31, 2014	As of October 31, 2013
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$24,000	$13,500
FlexShares STOXX® Global Broad Infrastructure Index Fund	12,000	2,000
FlexShares Global Quality Real Estate Index Fund	20,000	N/A
FlexShares Quality Dividend Index Fund	19,000	3,000
FlexShares Quality Dividend Defensive Index Fund	10,000	2,000
FlexShares Quality Dividend Dynamic Index Fund	5,000	1,000
FlexShares International Quality Dividend Index Fund	95,000	30,000
FlexShares International Quality Dividend Defensive Index Fund	30,000	5,000
FlexShares International Quality Dividend Dynamic Index Fund	55,000	5,000
FlexShares Disciplined Duration MBS Index Fund	400	N/A
FlexShares Ready Access Variable Income Fund	700	1,050

10. Investment Transactions

For the year ended October 31, 2014, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the year ended October 31, 2014, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$156,144,779	$153,394,622
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	283,508,207	85,101,485

Fund	Purchases	Sales
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$131,386,962	$41,977,510
FlexShares Morningstar Global Upstream Natural Resources Index Fund	341,979,903	325,382,314
FlexShares STOXX® Global Broad Infrastructure Index Fund	76,074,941	21,372,501
FlexShares Global Quality Real Estate Index Fund	18,766,708	10,158,937
FlexShares Quality Dividend Index Fund	290,953,302	288,266,227
FlexShares Quality Dividend Defensive Index Fund	47,912,320	46,353,918
FlexShares Quality Dividend Dynamic Index Fund	41,662,856	40,425,263
FlexShares International Quality Dividend Index Fund	126,398,400	103,704,513
FlexShares International Quality Dividend Defensive Index Fund	31,646,452	25,739,538
FlexShares International Quality Dividend Dynamic Index Fund	20, 836,249	12,247,866
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	3,778,494,943	3,771,923,147
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	486,331,869	487,071,811
FlexShares Disciplined Duration MBS Index Fund	6,086,145	1,119,736
FlexShares Ready Access Variable Income Fund*	100,105,191	72,316,144

*	Include $6,490,137 in purchases and $6,943,023 in sales in U.S. Government Securities.

260	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

11. In-Kind Transactions

During the year ended October 31, 2014, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended October 31, 2014, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$219,402,950
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	159,117,458
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	12,029,505
FlexShares Morningstar Global Upstream Natural Resources Index Fund	310,421,437
FlexShares STOXX® Global Broad Infrastructure Index Fund	166,126,148
FlexShares Global Quality Real Estate Index Fund	45,790,680
FlexShares Quality Dividend Index Fund	285,669,347
FlexShares Quality Dividend Defensive Index Fund	66,465,671
FlexShares Quality Dividend Dynamic Index Fund	72,622,142
FlexShares International Quality Dividend Index Fund	235,787,971
FlexShares International Quality Dividend Defensive Index Fund	46,572,313
FlexShares International Quality Dividend Dynamic Index Fund	96,901,459
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	328,731,072
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	26,491,167
FlexShares Disciplined Duration MBS Index Fund	—
FlexShares Ready Access Variable Income Fund	—

During the year ended October 31, 2014, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Quality Dividend Index Fund, FlexShares

iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index, and FlexShares Ready Access Variable Income Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the year ended October 31, 2014, the fair value and realized gains (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$72,985,506	$13,457,594
FlexShares Quality Dividend Index Fund	36,333,604	6,959,948
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	35,907,777	(283,278)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	100,863,593	(1,327,701)
FlexShares Ready Access Variable Income Fund	3,455,386	15,711

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES ANNUAL REPORT	261

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FlexShares® Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FlexShares® Trust (the “Trust”), consisting of FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, and FlexShares® Ready Access Variable Income Fund (collectively, the “Funds”), as of October 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds listed above included in the FlexShares® Trust as of October 31, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

December 23, 2014

262	FLEXSHARES ANNUAL REPORT

Tax Information October 31, 2014 (Unaudited)

QUALIFIED DIVIDEND INCOME (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended October 31, 2014 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2014:

Fund	QDI PERCENTAGE
FlexShares® Morningstar US Market Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	100.00%
FlexShares® STOXX® Global Broad Infrastructure Index Fund	100.00%
FlexShares® Global Quality Real Estate Index Fund	37.41%
FlexShares® Quality Dividend Index Fund	98.73%
FlexShares® Quality Dividend Defensive Index Fund	94.93%
FlexShares® Quality Dividend Dynamic Index Fund	100.00%
FlexShares® International Quality Dividend Index Fund	100.00%
FlexShares® International Quality Dividend Defensive Index Fund	100.00%
FlexShares® International Quality Dividend Dynamic Index Fund	100.00%

CORPORATE DIVIDENDS RECEIVED DEDUCTION (DRD)

A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:

Fund	CORPORATE DRD PERCENTAGE
FlexShares® Morningstar US Market Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.04%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	42.62%
FlexShares® STOXX® Global Broad Infrastructure Index Fund	35.88%
FlexShares® Global Quality Real Estate Index Fund	0.22%
FlexShares® Quality Dividend Index Fund	95.14%
FlexShares® Quality Dividend Defensive Index Fund	91.89%
FlexShares® Quality Dividend Dynamic Index Fund	100.00%
FlexShares® International Quality Dividend Index Fund	0.35%
FlexShares® International Quality Dividend Defensive Index Fund	0.12%
FlexShares® International Quality Dividend Dynamic Index Fund	0.90%

FOREIGN TAX CREDIT

Each Fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	TAXES	INCOME
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$0.1318	$1.7960
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.1286	1.3453

FLEXSHARES ANNUAL REPORT	263

Tax Information October 31, 2014 (cont.)

Fund	TAXES	INCOME
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$0.0507	$0.7010
FlexShares® STOXX® Global Broad Infrastructure Index Fund	0.0432	0.8040
FlexShares® International Quality Dividend Index Fund	0.0678	0.7533
FlexShares® International Quality Dividend Defensive Index Fund	0.0694	0.8034
FlexShares® International Quality Dividend Dynamic Index Fund	0.0206	0.2435

264	FLEXSHARES ANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended October 31, 2014.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended October 31, 2014.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,063.30	$1.40	0.27%
Hypothetical	$1,000.00	$1,023.84	$1.38	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$945.10	$2.06	0.42%
Hypothetical	$1,000.00	$1,023.09	$2.14	0.42%

FLEXSHARES ANNUAL REPORT	265

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$1,034.70	$3.33	0.65%
Hypothetical	$1,000.00	$1,021.93	$3.31	0.65%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$927.90	$2.33	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$1,066.00	$2.45	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,078.80	$2.36	0.45%
Hypothetical	$1,000.00	$1,022.94	$2.29	0.45%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$1,062.10	$1.92	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,065.40	$1.93	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,052.30	$1.91	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$956.00	$2.32	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$960.60	$2.32	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$952.00	$2.31	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%

266	FLEXSHARES ANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$995.00	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$998.60	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
FlexShares® Disciplined Duration MBS Index Fund(a)
Actual	$1,000.00	$1,007.20	$0.32	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,003.30	$1.26	0.25%
Hypothetical	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on September 3, 2014. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 58 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

FLEXSHARES ANNUAL REPORT	267

Trustees and Officers

NON-INTERESTED TRUSTEES
Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Sarah N. Garvey Age: 62	Trustee	Indefinite; July 2011 to present	• Vice President of Corporate Relations of The Boeing Company (a manufacturer of commercial and military airplanes and aerospace products) from 2007 to 2008; • Chairman of the Board of John G. Shedd Aquarium from 2009 to 2012; • Chairman of the Board of Navy Pier from 2011 to 2013; • Member of the Board of Directors of the Metropolitan Pier and Exposition Authority from 2010 to 2012; • Member of the Board of Directors of The Civic Federation since 2004.	16	None
Philip G. Hubbard Age: 63	Trustee	Indefinite; July 2011 to present

•  Managing Partner of Solidian Fund, LP and Solidian Management, LLC ( a fund of hedge Funds platform for family and friends investments) since 2001;

•  President of Hubbard Management Group, LLC (a personal investment vehicle) since 2001;

•  Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

•  Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009;

•  Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

•  Member of the Board of Directors of The Film Department, LLC ( an independent movie company) from 2008 to 2010;

•  Member of the Board of Directors of BMO Harris Bank Winnetka N.A. from 1996 to 2009.

				16	None

268	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eric T. McKissack Age: 61	Trustee and Chairman	Indefinite; July 2011 to present	• CEO and Founder of Channing Capital Management, LLC (a SEC registered investments adviser) since 2004; • Member of the Board of Directors of ICMA Retirement Corporation (an SEC registered investment adviser providing retirement administration services) from 2005 to 2012; • Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002; • Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.	16	Consulting Group Capital Markets Funds (11 Portfolios) Since April 2013

INTERESTED TRUSTEE
Shundrawn A. Thomas(2) Age: 40	Trustee and President	Indefinite; July 2011 to present

•  Executive Vice President, Head of Funds and Managed Accounts, Northern Trust Asset Management since May 2014;

•  Managing Director and Global Business Head of the Exchange-Traded Funds Group, Northern Trust Asset Management from 2010 to 2014;

•  President of Northern Trust Securities, Inc. (a wholly owned subsidiary of Northern Trust Corporation) from 2008 to 2010;

•  Member of the Board of Florida A&M University Foundation since 2014:

•  Member of the Board of Trustees of Wheaton College since May 2009;

•  Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

•  Partner at Tree of Life Resources, LLP ( a multi Media company) since 2005.

				16	None

(1)

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, IL 60603.

(2)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

FLEXSHARES ANNUAL REPORT	269

Trustees and Officers (cont.)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Trust directly at (855) 933-6287.

OFFICERS
Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Craig R. Carberry, Esq. Age: 53 50 South LaSalle Street Chicago, IL 60603	Secretary	Indefinite; July 2011 to present	Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company since July 2014; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000-2014; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013; Secretary of NETS Trust from 2008 to 2009; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Northern Trust Equity Long/Short Strategies Fund since 2011.
Joseph H. Costello Age: 40 50 South LaSalle Street Chicago, IL 60603	Chief Compliance Officer	Indefinite; July 2011 to present	Vice President, The Northern Trust Company and Compliance Manager for Northern Trust Global Investments, since 2003.
Randal Rein Age: 44 50 South LaSalle Street Chicago, IL 60603	Treasurer and Principal Financial Officer	Indefinite; July 2011 to present	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010.
Peter K. Ewing Age: 55 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010; Chief Operating Officer of Guggenheim Transparent Value, from July 2009 to January 2010; Senior Vice President, Managing Director of ETF Group, Northern Trust Investments, N.A., and Senior Vice President, The Northern Trust Company, from November 2006 to June 2009.
Marie E. Dzanis Age: 47 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Head of Distribution for Funds and Managed Accounts, Northern Trust Investments, Inc. since 2011; Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010.
Peter J. Flood Age: 57 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. since 2007; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010;
Edward A. Rosenberg Age: 41 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; June 2013 to present	Director of ETF Capital Markets and Analytics, Northern Trust Investments, Inc. since 2012; Director and Head of ETF Capital Markets and Analytics, Russell Investments from 2010 to 2012; Senior ETF Product Manager, The Vanguard Group, Inc., from 2005 to 2010.

270	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Darlene Chappell Age: 51 50 South LaSalle Street Chicago, IL 60603	Anti-Money Laundering Officer	Indefinite; July 2011 to present	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut, Northern Funds, Northern Institutional Funds, and NT Alpha Strategies Funds since 2009 and NT Long/Short Equity Strategies Fund since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Company of Connecticut from 2009-2013; Anti-Money Laundering Compliance Officer for Northern Trust Global Advisers, Inc. from 2009-2012.
Susan W. Yee Age: 45 One Beacon Street Boston, MA 02108	Assistant Secretary	Indefinite; October 2014, to present	Assistant Vice President, Regulatory Services Group, J.P. Morgan Chase Bank, N.A. since 1994, in various positions.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

FLEXSHARES ANNUAL REPORT	271

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation.

*****

At a meeting on June 19, 2014 (the “June Meeting”), the Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), considered whether to approve the continuation of the Advisory Agreement between the Trust, on behalf of the FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Ready Access Variable Income Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® STOXX Global Broad Infrastructure Index Fund and FlexShares® Global Quality Real Estate Index Fund (each, a “Fund” and together the “Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the June Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the June Meeting, the Trustees considered NTI’s verbal presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data, and included the following information: (1) a description of the types of funds chosen by Lipper to compare to each Fund; (2) performance data for each Fund; (3) data on the Fund’s expenses and fees; and (4) comparative fee data for each Fund’s respective peer group, including expense comparisons of actual and contractual management fees and total expenses.

In considering the Advisory Agreement, the Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of NTI. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement was in the best interest of the Funds and their shareholders and approved the continuation of the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by NTI to each Fund. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the Securities and Exchange Commission, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website to comply with regulatory requirements, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of NTI’s resources that are made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program.

272	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

The Board noted that Foreside Fund Services, LLC, an entity unaffiliated with NTI, provides distribution services to the Funds and that JPMorgan Chase Bank, N.A. (“JPMorgan”), also an unaffiliated entity, provides custody, transfer agency and fund administration support services, and that these service provider arrangements are relevant to the Board’s considerations of the totality of the circumstances surrounding renewal of the Advisory Agreement with NTI. The Board concluded that each Fund benefits from the services provided under the Advisory Agreement and as a result of NTI’s operations, resources, experience, reputation and personnel.

Fees and Expenses—Investment Performance of the Funds and NTI

The Board considered the fees, expenses and performance of each Fund and the Adviser, including comparative information provided by Lipper. The comparisons ranked each Fund in various quintiles over the since inception, one-year and two-year periods ending March 31, 2014, with the first quintile being the best 20% of the funds in terms of fund cost and fund performance. The Board also considered that, with the exception of FlexShares Ready Access Variable Income Fund (“RAVI”), the investment strategy of each Fund is to track the performance of a specified index (each, an “Underlying Index”). The Board noted that the differences in performance between each Fund and that of its Underlying Index demonstrated the Adviser’s expertise and effectiveness in managing index-based fixed-income and equity exchange-traded funds. The Board reviewed a report of the Funds’ tracking error contained in the meeting materials.

In reaching its determinations, the Board considered a large amount of data provided by NTI in response to a written request previously submitted by the Independent Trustees to NTI. Among the information considered by the Board was the following:

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

The Board considered that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year and two-year, and in the fifth quintile for the since inception periods ended March 31, 2014. The Board consid-

ered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the first quintile and that its total expenses as well as its actual and contractual advisory fees were lower than their expense group medians.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year, the second quintile for the two-year and in the third quintile for the since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year, two-year and since inception periods.

The Board took into account that the Fund’s total expense ratio was ranked third compared to four other inflation-protected bond funds and that its total expenses and contractual advisory fees were equal to their expense group medians. The Board noted that the Fund’s actual advisory fee was slightly lower than its expense group median.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

The Board noted that the Fund’s performance ranked in the second quintile of its performance universe for the one-year, two-year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regard-

FLEXSHARES ANNUAL REPORT	273

Approval of Advisory Agreement (cont.)

ing the difference between the Fund’s performance and the performance of its Underlying Index for the one-year, two-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked third compared to four other inflation-protected bond funds and that its total expenses, actual and contractual advisory fees were equal to their expense group medians.

FlexShares® Morningstar US Market Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year, two-year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the third quintile and that its total expenses as well as its actual and contractual advisory fees were lower than their expense group medians.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the fifth quintile of its performance universe for the one-year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the third quintile and that its total expenses and actual advi-

sory fees were higher than their expense group medians while contractual advisory fees were equal to its expense group medians.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the third quintile of its performance universe for the one-year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the third quintile and that its total expenses were equal to its expense group medians while actual and contractual advisory fees were higher than its expense group medians.

FlexShares® Ready Access Variable Income Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year and second quintile for the since inception periods ended March 31, 2014. The Board considered NTI’s assertion that of the five funds in the Fund’s performance universe only two funds were comparable to the Fund. The Board considered NTI’s assertion that the Fund’s performance compared favorably to these funds on a volatility-adjusted basis.

The Board considered that the Fund’s total expense ratio was ranked third compared to two other ultra-short obligation funds, and two short investment-grade debt funds and that its total expenses were equal to its expense group medians while actual and contractual advisory fees were higher than their expense group medians.

FlexShares® Quality Dividend Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-

274	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked in the third quintile and that its total expenses as well as its actual and contractual advisory fees were equal to its expense group medians.

FlexShares® Quality Dividend Defensive Index Fund

The Board considered that the Fund’s performance ranked in the third quintile of its performance universe for the one-year and the first quintile for the since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year and since inception periods.

The Board considered that the Fund’s total expense ratio was in the third quintile and that its total expenses, contractual and actual advisory fees were equal to their expense group medians.

FlexShares® Quality Dividend Dynamic Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year and since inception periods ended March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index for the one-year and since inception periods.

The Board considered that the Fund’s total expense ratio was in the third quintile and that its total expenses as well as its contractual advisory fees were equal to that of their expense group medians. The Board noted that the Fund’s actual advisory fees were lower than the expense group median.

FlexShares® International Quality Dividend Index Fund

The Board noted that the Fund commenced operations on April 12, 2013 and accordingly did not have a one-year track record. The Board noted that the Fund ranked in the third quintile of its performance universe for the period since inception through March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index since inception.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual advisory fees were equal to its expense group median while actual advisory fees were higher than its expense group median.

FlexShares® International Quality Dividend Dynamic Index Fund

The Board noted that the Fund commenced operations on April 12, 2013 and accordingly did not have a one-year track record and that the Fund ranked in the first quintile of its performance universe for the period since inception through March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index since inception.

FLEXSHARES ANNUAL REPORT	275

Approval of Advisory Agreement (cont.)

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual advisory fees were equal to its expense group median while actual advisory fees were higher than its expense group median.

FlexShares® International Quality Dividend Defensive Index Fund

The Board noted that the Fund commenced operations on April 12, 2013 and accordingly did not have a one-year track record. The Board considered that the Fund ranked in the fourth quintile of its performance universe for the period since inception through March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index since inception.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower to that of its expense group median. The Board noted that the Fund’s contractual advisory fees were equal to its expense group medians while actual advisory fees were lower than its expense group medians.

FlexShares® Global Quality Real Estate Index Fund

The Board noted that the Fund commenced operations on November 5, 2013 and accordingly did not have a one-year track record, and ranked in the fourth quintile of its performance universe for the period since inception through March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index since inception.

The Board considered that the Fund’s total expense ratio was ranked first compared to three other global real estate funds in its expense group and that its total expenses and actual and contractual advisory fees were lower than that of their expense group medians.

FlexShares® STOXX® Global Broad Infrastructure Index Fund

The Board noted that the Fund commenced operations on October 8, 2013 and accordingly did not have a one-year track record, and ranked in the fifth quintile of its performance universe for the period since inception through March 31, 2014. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its Underlying Index since inception.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses and, actual and contractual advisory fees were lower than that of their expense group medians.

Costs of Services and Profits of NTI

The Board considered the unitary fee structure and the expenses for each Fund and noted that, under the Advisory Agreement, NTI was responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI was not responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel, litigation expenses and other extraordinary expenses. The Board also considered the agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their independent legal counsel with respect to a Fund until at least one year from the effective date of the applicable Fund’s post-effective amendment to the Trust’s registration statement.

276	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

The Board considered the advisory fee for each Fund as compared to that of other comparable funds in relation to the Lipper median. The Board considered NTI’s explanation that each Fund’s contractual management fee (which, owing to the unitary fee structure and the existence of the expense reimbursement agreement, is identical to its total expense ratio) compares favorably with its respective Lipper median contractual management fee for comparable funds set forth in the Lipper report, especially after taking into account, among other factors, important differences between the indexes upon which such comparable funds are based and the Fund’s Underlying Index and differences between the number of portfolio holdings for comparable funds and the Fund, among other factors.

The Board considered the advisory fee schedules for other accounts with similar investment advisory mandates as those of the Funds, noting that there were not comparable accounts with respect to all of the Funds. The Board determined that the fees charged to the Funds were reasonable compared to the fees charged to the other accounts, taking into account (a) the differences in managing ETFs versus separately managed accounts which involve daily purchase and redemption activity along with robust regulatory and governance requirements; and (b) the Funds’ unitary fee structure.

The Board examined NTI’s profitability information provided by NTI regarding its expectations of the length of time required for it to become profitable from its relationship with the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and expense reimbursement agreement, the length of time NTI expected for it to become profitable from its services to the Trust and the significant investment that NTI has made and continues to make in the Trust, breakpoints are not necessary.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Funds, including whether any compensation would be paid to its affiliates. The Board also considered that some of the Funds’ shareholders have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, benefit from receipt of the research products and services generated by the Funds.

The Board, including the Independent Trustees, considered the data provided by NTI and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of each Fund’s investment advisory fee. They determined that each Fund’s advisory fee is reasonable in light of the services provided and the performance achieved by each Fund.

*****

The Board, including all of the Independent Trustees, also met at the June Meeting to consider whether to approve the Advisory Agreement for the FlexShares® Disciplined Duration MBS Index Fund (the “MBS Fund”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the June Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the MBS Fund was in the best interest of the MBS Fund and its shareholders and approved the Advisory Agreement.

FLEXSHARES ANNUAL REPORT	277

Approval of Advisory Agreement (cont.)

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the MBS Fund; (2) the anticipated fees and projected expenses for the MBS Fund; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the MBS Fund; (4) the extent to which economies of scale would be realized if the MBS Fund grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the MBS Fund. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the MBS Fund. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the Securities and Exchange Commission, periodically updating the MBS Fund’s registration statement and establishing and maintaining the MBS Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the MBS Fund. The Trustees noted NTI’s and its affiliates’ financial position, stability, and commitment to continuing to grow the exchange-traded fund business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the MBS Fund. They further determined that there was a reasonable basis on which conclude that the

MBS Fund would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

Performance

The Trustees considered that, because the MBS Fund had not yet commenced investment operations, data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

Fees and Expenses

The Trustees considered the proposed unitary fee structure and the MBS Fund’s projected expenses. They noted that under the Advisory Agreement, NTI would be responsible for most expenses of the MBS Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Trustees considered that NTI would not be responsible under the Advisory Agreement for the MBS Fund’s advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokers and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, litigation expenses and other extraordinary expenses. The Trustees also considered, however, the agreement between the MBS Fund and NTI, whereby NTI agreed to reimburse certain fees and expenses of the MBS Fund for at least one year from the effective date of the MBS Fund’s prospectus. The Trustees considered comparative fee data for the MBS Fund, which included fees and expenses paid by comparable ETFs selected by Lipper, an independent data service. The Trustees noted that the MBS Fund’s total expense ratio was ranked second compared to three other comparable mortgage-backed securities funds. They also considered that the MBS Fund’s projected expenses were slightly lower than the median expenses of the comparable ETFs that Lipper had selected. The Board also considered that the MBS Fund’s contractual advisory fee was lower, and projected actual advisory fee was equal to its expense group median. The Trustees also noted that NTI did not manage any other accounts pursuing investment strategies similar to those of the MBS Fund.

278	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the MBS Fund’s investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the MBS Fund. The Trustees also considered NTI’s projection of asset levels in the MBS Fund.

Economies of Scale

The Trustees further considered whether NTI may realize economies of scale in managing and supporting the MBS Fund. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the MBS Fund, as well as the significant investment NTI was making into the MBS Fund, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits that NTI may receive as a result of its relationship with the MBS Fund, including any compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the MBS Fund’s expected shareholders may have other client relationships with NTI’s affiliates.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

FLEXSHARES ANNUAL REPORT	279

Supplemental Information

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in the Notes to the Financial Statements, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Disciplined Duration MBS Index Fund are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate / Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, and the FlexShares Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

280	FLEXSHARES ANNUAL REPORT

Supplemental Information (cont.)

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, and the FlexShares Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, and the FlexShares Global Quality Real Estate Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and the FlexShares Global Quality Real Estate Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

The following risk applies only to the FlexShares Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the

FLEXSHARES ANNUAL REPORT	281

Supplemental Information (cont.)

demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply to the FlexShares Global Quality Real Estate Index Fund:

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also

282	FLEXSHARES ANNUAL REPORT

Supplemental Information (cont.)

subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

FLEXSHARES ANNUAL REPORT	283

Supplemental Information (cont.)

The following risk applies to the FlexShares Ready Access Variable Income Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Premium / Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

284	FLEXSHARES ANNUAL REPORT

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES ANNUAL REPORT	285

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM, Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM and Morningstar® Emerging Markets Factor Tilt IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM and Northern Trust Global Quality Real Estate IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. “BofA Merrill Lynch” and “The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities IndexSM” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by NTI.

Item 2. Code Of Ethics.

(a)

As of the end of the period, October 31, 2014, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2014 and October 31, 2013 were:

	2014
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre-approved
Audit Fees	$355,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$40,000(1)	$0
All Other Fees (d)	$0	$0
Total:	$395,500	$0

	2013
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre-approved
Audit Fees	$310,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$35,000(1)	$0
All Other Fees (d)	$0	$0
Total:	$345,500	$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.
(a)

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2014 and October 31, 2013 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)

“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.
(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)

The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2014 and October 31, 2013, respectively, were $2,163,000 and $980,000.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2012 (Accession Number 0001193125-12-005127).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:
/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 7, 2015

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
January 7, 2015